UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Total Market Index Portfolio
Extended Market Index Portfolio
International Index Portfolio

Annual Report
December 31, 2022

Contents

VIP Total Market Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Total Market Index Portfolio
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Life of Fund A
Initial Class	-19.22%	8.81%
Service Class	-19.33%	8.72%
Service Class 2	-19.41%	8.54%

A     From April 17, 2018

The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Total Market Index Portfolio - Initial Class , a class of the fund, on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Total Investable Market Index℠ and S&P 500 ® Index performed over the same period.

Total Market Index Portfolio
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -18.11% in 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March, the Fed hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. Against this backdrop, the S&P 500 ® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month that stayed true to form, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded in 2022, as it shed 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with a rate hike of 0.75% and ended on a high note when the Fed signaled its intent to slow its pace of rate rises. For the year, value stocks handily outpaced growth. This headwind was pronounced in the growthier communication services (-40%), consumer discretionary (-37%) and information technology (-28%) sectors. In sharp contrast, energy (+66%) shined.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending December 31, 2022, the fund's share classes returned approximately -19%, roughly in line with the -19.21% result of the benchmark Fidelity U.S. Total Investable Market Index TR. By sector, stocks in the information technology sector returned -30% and detracted most, followed by consumer discretionary, which returned about -36%. Communication services returned approximately -40%, hampered by the media & entertainment industry (-44%). Financials returned about -12%, especially in the diversified financials industry (-15%). Real estate (-26%) and health care (-6%) hampered results. Other notable detractors included the industrials (-9%), and materials (-12%) sectors. Consumer staples (-1%) also hurt. In contrast, energy advanced 64% and contributed most. Utilities stocks also helped, gaining roughly 1%. Turning to individual stocks, the biggest individual detractor was Amazon.com (-50%), from the retailing industry, followed by Apple (-26%), which is in the technology hardware & equipment segment. Within software & services, Microsoft returned about -28% and hurt. Other detractors were Alphabet (-39%), a stock in the media & entertainment group, and Tesla (-65%), from the automobiles & components category. In contrast, the biggest individual contributor was Exxon Mobil (+87%), from the energy sector. Chevron (+58%) and ConocoPhillips (+71%), from the energy sector, helped. Other contributors from the pharmaceuticals, biotechnology & life sciences group were Merck (+49%) and Eli Lilly (+34%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Total Market Index Portfolio
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	5.1
Microsoft Corp.	4.7
Amazon.com, Inc.	1.9
Berkshire Hathaway, Inc. Class B	1.5
Alphabet, Inc. Class A	1.4
UnitedHealth Group, Inc.	1.3
Alphabet, Inc. Class C	1.3
Johnson & Johnson	1.2
Exxon Mobil Corp.	1.2
JPMorgan Chase & Co.	1.0
20.6

Market Sectors (% of Fund's net assets)

Information Technology	24.1
Health Care	15.2
Financials	12.1
Consumer Discretionary	10.0
Industrials	9.4
Communication Services	6.6
Consumer Staples	6.5
Energy	5.1
Real Estate	3.2
Utilities	3.0
Materials	2.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.6%
Futures - 1.8%

VIP Total Market Index Portfolio
Schedule of Investments December 31, 2022
Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	273	8,782
AST SpaceMobile, Inc. (a)(b)	616	2,969
AT&T, Inc.	107,260	1,974,657
ATN International, Inc.	168	7,612
Bandwidth, Inc. (a)	380	8,721
Cogent Communications Group, Inc.	642	36,645
Consolidated Communications Holdings, Inc. (a)	1,059	3,791
EchoStar Holding Corp. Class A (a)(b)	583	9,724
Frontier Communications Parent, Inc. (a)	3,358	85,562
Globalstar, Inc. (a)(b)	10,809	14,376
IDT Corp. Class B (a)	348	9,803
Iridium Communications, Inc.	1,910	98,174
Liberty Global PLC:
Class A (a)	888	16,810
Class C (a)	5,835	113,374
Liberty Latin America Ltd. Class A (a)	2,945	22,176
Lumen Technologies, Inc. (b)	14,358	74,949
Ooma, Inc. (a)	362	4,930
Radius Global Infrastructure, Inc. (a)	1,030	12,175
Verizon Communications, Inc.	63,216	2,490,710
		4,995,940
Entertainment - 1.2%
Activision Blizzard, Inc.	10,709	819,774
AMC Entertainment Holdings, Inc. Class A (a)(b)	7,789	31,701
Cinedigm Corp. (a)(b)	2,571	997
Cinemark Holdings, Inc. (a)(b)	1,613	13,969
Electronic Arts, Inc.	3,975	485,666
Genius Brands International, Inc. (a)(b)	5,036	2,342
Liberty Media Corp. Liberty Braves Class C (a)	714	23,012
Liberty Media Corp. Liberty Formula One:
Class A (a)	233	12,449
Series C (a)	3,222	192,611
Lions Gate Entertainment Corp. Class A (a)	2,718	15,520
Live Nation Entertainment, Inc. (a)	2,137	149,034
Madison Square Garden Entertainment Corp. (a)(b)	373	16,774
Madison Square Garden Sports Corp.	271	49,682
Marcus Corp. (b)	305	4,389
Netflix, Inc. (a)	6,695	1,974,222
Playstudios, Inc. Class A (a)	1,342	5,207
Playtika Holding Corp. (a)	1,539	13,097
Roku, Inc. Class A (a)	1,820	74,074
Sciplay Corp. (A Shares) (a)	374	6,014
Skillz, Inc. (a)(b)	4,183	2,119
Take-Two Interactive Software, Inc. (a)	2,359	245,643
The Walt Disney Co. (a)	27,442	2,384,161
Warner Bros Discovery, Inc. (a)	33,262	315,324
Warner Music Group Corp. Class A	1,801	63,071
World Wrestling Entertainment, Inc. Class A (b)	648	44,401
		6,945,253
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (a)	90,335	7,970,257
Class C (a)	80,645	7,155,631
Angi, Inc. (a)	1,188	2,792
Bumble, Inc. (a)	1,169	24,607
CarGurus, Inc. Class A (a)	1,470	20,595
Cars.com, Inc. (a)	986	13,577
Eventbrite, Inc. (a)	1,256	7,360
EverQuote, Inc. Class A (a)	354	5,218
fuboTV, Inc. (a)(b)	2,710	4,715
IAC, Inc. (a)	1,182	52,481
Match Group, Inc. (a)	4,262	176,830
MediaAlpha, Inc. Class A (a)	357	3,552
Meta Platforms, Inc. Class A (a)	34,334	4,131,754
Nextdoor Holdings, Inc. (a)(b)	2,182	4,495
Pinterest, Inc. Class A (a)	8,779	213,154
QuinStreet, Inc. (a)	701	10,059
Shutterstock, Inc.	378	19,928
Snap, Inc. Class A (a)	15,552	139,190
TripAdvisor, Inc. (a)(b)	1,591	28,606
TrueCar, Inc. (a)	1,421	3,567
Vimeo, Inc. (a)	2,325	7,975
Yelp, Inc. (a)	1,057	28,898
Ziff Davis, Inc. (a)	710	56,161
Zoominfo Technologies, Inc. (a)	4,072	122,608
		20,204,010
Media - 0.9%
Advantage Solutions, Inc. Class A (a)	1,586	3,299
Altice U.S.A., Inc. Class A (a)(b)	3,402	15,649
AMC Networks, Inc. Class A (a)	432	6,769
Boston Omaha Corp. (a)(b)	271	7,182
Cable One, Inc.	74	52,678
Cardlytics, Inc. (a)(b)	544	3,144
Charter Communications, Inc. Class A (a)	1,669	565,958
Clear Channel Outdoor Holdings, Inc. (a)	7,293	7,658
Comcast Corp. Class A	66,293	2,318,266
DISH Network Corp. Class A (a)	3,785	53,141
E.W. Scripps Co. Class A (a)	870	11,475
Entravision Communication Corp. Class A	1,002	4,810
Fox Corp.:
Class A	4,524	137,394
Class B	2,211	62,903
Gannett Co., Inc. (a)	2,235	4,537
Gray Television, Inc.	1,289	14,424
iHeartMedia, Inc. (a)	1,604	9,833
Interpublic Group of Companies, Inc.	5,878	195,796
John Wiley & Sons, Inc. Class A	651	26,079
Lee Enterprises, Inc. (a)	79	1,466
Liberty Broadband Corp. Class C (a)	2,136	162,913
Liberty Media Corp. Liberty SiriusXM:
Series A (a)(b)	1,437	56,488
Series C (a)	1,967	76,969
Magnite, Inc. (a)	1,700	18,003
National CineMedia, Inc. (b)	734	161
News Corp.:
Class A	7,248	131,914
Class B	412	7,597
Nexstar Broadcasting Group, Inc. Class A	583	102,042
Omnicom Group, Inc.	3,077	250,991
Paramount Global:
Class A	93	1,824
Class B (b)	7,653	129,183
PubMatic, Inc. (a)(b)	626	8,019
Scholastic Corp.	449	17,718
Sinclair Broadcast Group, Inc. Class A (b)	685	10,624
Sirius XM Holdings, Inc. (b)	10,379	60,613
Stagwell, Inc. (a)(b)	1,659	10,302
TechTarget, Inc. (a)	423	18,637
TEGNA, Inc.	3,322	70,393
The New York Times Co. Class A	2,492	80,890
The Trade Desk, Inc. (a)	6,686	299,733
Thryv Holdings, Inc. (a)	501	9,519
WideOpenWest, Inc. (a)	805	7,334
		5,034,328
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	1,012	14,937
NII Holdings, Inc. (a)(b)(c)	363	94
Shenandoah Telecommunications Co.	735	11,672
T-Mobile U.S., Inc. (a)	9,058	1,268,120
Telephone & Data Systems, Inc.	1,564	16,406
U.S. Cellular Corp. (a)	241	5,025
		1,316,254
TOTAL COMMUNICATION SERVICES		38,495,785
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
Adient PLC (a)	1,432	49,676
American Axle & Manufacturing Holdings, Inc. (a)	1,733	13,552
Aptiv PLC (a)	4,081	380,064
Autoliv, Inc.	1,182	90,518
BorgWarner, Inc.	3,569	143,652
Dana, Inc. (b)	1,938	29,322
Dorman Products, Inc. (a)	427	34,531
Fox Factory Holding Corp. (a)	639	58,296
Garrett Motion, Inc. (a)(b)	847	6,454
Gentex Corp.	3,547	96,727
Gentherm, Inc. (a)	501	32,710
Holley, Inc. (a)(b)	566	1,200
LCI Industries	383	35,408
Lear Corp.	895	110,998
Luminar Technologies, Inc. (a)(b)	3,516	17,404
Modine Manufacturing Co. (a)	787	15,630
Motorcar Parts of America, Inc. (a)	233	2,763
Patrick Industries, Inc.	326	19,756
QuantumScape Corp. Class A (a)(b)	4,070	23,077
Spruce Power Holding Corp. (Class A) (a)(b)	1,170	1,075
Standard Motor Products, Inc.	266	9,257
Stoneridge, Inc. (a)	418	9,012
The Goodyear Tire & Rubber Co. (a)	4,266	43,300
Visteon Corp. (a)	422	55,210
XPEL, Inc. (a)	310	18,619
		1,298,211
Automobiles - 1.2%
Arcimoto, Inc. (a)	21	69
Canoo, Inc. (a)(b)	2,211	2,720
Faraday Future Intelligent Electric, Inc. (a)(b)	2,176	632
Fisker, Inc. (a)(b)	2,107	15,318
Ford Motor Co.	59,467	691,601
General Motors Co.	21,955	738,566
Harley-Davidson, Inc.	2,003	83,325
Lordstown Motors Corp. Class A (a)(b)	2,064	2,353
Lucid Group, Inc. Class A (a)(b)	8,822	60,254
Rivian Automotive, Inc. (a)	8,208	151,273
Tesla, Inc. (a)	40,097	4,939,148
Thor Industries, Inc. (b)	823	62,128
Winnebago Industries, Inc.	494	26,034
Workhorse Group, Inc. (a)(b)	2,225	3,382
		6,776,803
Distributors - 0.1%
Funko, Inc. (a)(b)	535	5,837
Genuine Parts Co.	2,123	368,362
LKQ Corp.	3,918	209,260
Pool Corp.	597	180,491
		763,950
Diversified Consumer Services - 0.1%
2U, Inc. (a)	1,112	6,972
ADT, Inc.	2,911	26,403
Adtalem Global Education, Inc. (a)	680	24,140
American Public Education, Inc. (a)	314	3,859
Bright Horizons Family Solutions, Inc. (a)	871	54,960
Carriage Services, Inc.	193	5,315
Chegg, Inc. (a)	1,909	48,240
Coursera, Inc. (a)	1,263	14,941
Duolingo, Inc. (a)(b)	369	26,247
European Wax Center, Inc. (b)	422	5,254
Frontdoor, Inc. (a)	1,236	25,709
Graham Holdings Co.	59	35,648
Grand Canyon Education, Inc. (a)	487	51,456
H&R Block, Inc.	2,402	87,697
Laureate Education, Inc. Class A	1,729	16,633
Nerdy, Inc. Class A (a)	737	1,658
OneSpaWorld Holdings Ltd. (a)	971	9,059
Perdoceo Education Corp. (a)	1,019	14,164
Rover Group, Inc. Class A (a)	1,322	4,852
Service Corp. International	2,374	164,138
Strategic Education, Inc.	338	26,472
Stride, Inc. (a)	627	19,613
The Beachbody Co., Inc. (a)(b)	1,191	626
Vivint Smart Home, Inc. Class A (a)	535	6,367
WW International, Inc. (a)(b)	900	3,474
Xwell, Inc. (a)(b)	1,422	516
		684,413
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	765	5,891
Airbnb, Inc. Class A (a)	6,010	513,855
ARAMARK Holdings Corp.	3,880	160,399
Bally's Corp. (a)	446	8,643
BJ's Restaurants, Inc. (a)	351	9,259
Bloomin' Brands, Inc.	1,320	26,558
Bluegreen Vacations Holding Corp. Class A	159	3,969
Booking Holdings, Inc. (a)	598	1,205,137
Boyd Gaming Corp.	1,213	66,145
Brinker International, Inc. (a)	658	20,997
Caesars Entertainment, Inc. (a)	3,232	134,451
Carnival Corp. (a)(b)	14,869	119,844
Century Casinos, Inc. (a)	312	2,193
Chipotle Mexican Grill, Inc. (a)	418	579,971
Choice Hotels International, Inc.	437	49,224
Churchill Downs, Inc.	500	105,715
Chuy's Holdings, Inc. (a)	308	8,716
Cracker Barrel Old Country Store, Inc. (b)	345	32,685
Darden Restaurants, Inc.	1,846	255,357
Dave & Buster's Entertainment, Inc. (a)	628	22,256
Denny's Corp. (a)	971	8,943
Dine Brands Global, Inc.	233	15,052
Domino's Pizza, Inc.	540	187,056
Draftkings Holdings, Inc. (a)(b)	6,762	77,019
Dutch Bros, Inc. (a)(b)	405	11,417
El Pollo Loco Holdings, Inc.	249	2,480
Everi Holdings, Inc. (a)	1,360	19,516
Expedia, Inc. (a)	2,290	200,604
First Watch Restaurant Group, Inc. (a)	163	2,205
Full House Resorts, Inc. (a)	418	3,143
GAN Ltd. (a)	480	720
Golden Entertainment, Inc. (a)	312	11,669
Hilton Grand Vacations, Inc. (a)	1,228	47,327
Hilton Worldwide Holdings, Inc.	4,128	521,614
Hyatt Hotels Corp. Class A (a)	754	68,199
Inspired Entertainment, Inc. (a)	324	4,105
Jack in the Box, Inc.	315	21,492
Krispy Kreme, Inc.	1,050	10,836
Kura Sushi U.S.A., Inc. Class A (a)	49	2,336
Las Vegas Sands Corp. (a)	4,947	237,802
Life Time Group Holdings, Inc. (a)(b)	951	11,374
Light & Wonder, Inc. Class A (a)	1,423	83,388
Lindblad Expeditions Holdings (a)(b)	526	4,050
Marriott International, Inc. Class A	4,153	618,340
Marriott Vacations Worldwide Corp. (b)	592	79,677
McDonald's Corp.	11,074	2,918,331
Membership Collective Group, Inc. Class A (a)(b)	384	1,436
MGM Resorts International	4,915	164,800
Monarch Casino & Resort, Inc. (a)	195	14,994
Noodles & Co. (a)	693	3,805
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,348	77,700
Papa John's International, Inc.	482	39,673
Penn Entertainment, Inc. (a)	2,394	71,102
Planet Fitness, Inc. (a)	1,270	100,076
Playa Hotels & Resorts NV (a)	1,966	12,838
PlayAGS, Inc. (a)	367	1,872
Portillo's, Inc. (a)	466	7,605
RCI Hospitality Holdings, Inc.	136	12,674
Red Robin Gourmet Burgers, Inc. (a)(b)	192	1,071
Red Rock Resorts, Inc.	751	30,048
Royal Caribbean Cruises Ltd. (a)	3,303	163,267
Rush Street Interactive, Inc. (a)	941	3,378
Ruth's Hospitality Group, Inc.	436	6,749
SeaWorld Entertainment, Inc. (a)	632	33,818
Shake Shack, Inc. Class A (a)	565	23,464
Six Flags Entertainment Corp. (a)	1,096	25,482
Starbucks Corp.	17,273	1,713,482
Texas Roadhouse, Inc. Class A	1,007	91,587
The Cheesecake Factory, Inc. (b)	737	23,370
The ONE Group Hospitality, Inc. (a)(b)	271	1,707
Travel+Leisure Co.	1,264	46,010
Vail Resorts, Inc.	606	144,440
Wendy's Co.	2,568	58,114
Wingstop, Inc.	451	62,067
Wyndham Hotels & Resorts, Inc.	1,361	97,053
Wynn Resorts Ltd. (a)	1,559	128,571
Xponential Fitness, Inc. (a)(b)	248	5,687
Yum! Brands, Inc.	4,279	548,054
		12,215,954
Household Durables - 0.4%
Aterian, Inc. (a)(b)	504	388
Bassett Furniture Industries, Inc.	128	2,225
Beazer Homes U.S.A., Inc. (a)	458	5,844
Cavco Industries, Inc. (a)	128	28,960
Century Communities, Inc.	436	21,804
Cricut, Inc. (b)	675	6,257
D.R. Horton, Inc.	4,761	424,396
Dream Finders Homes, Inc. (a)	220	1,905
Ethan Allen Interiors, Inc. (b)	346	9,141
Garmin Ltd.	2,322	214,297
GoPro, Inc. Class A (a)	1,943	9,676
Green Brick Partners, Inc. (a)	438	10,613
Helen of Troy Ltd. (a)	358	39,706
Hooker Furnishings Corp.	145	2,712
Hovnanian Enterprises, Inc. Class A (a)	60	2,525
Installed Building Products, Inc.	354	30,302
iRobot Corp. (a)(b)	401	19,300
KB Home	1,260	40,131
La-Z-Boy, Inc. (b)	646	14,742
Leggett & Platt, Inc. (b)	1,996	64,331
Lennar Corp.:
Class A	3,840	347,520
Class B	218	16,302
LGI Homes, Inc. (a)	310	28,706
Lovesac (a)	213	4,688
M.D.C. Holdings, Inc.	864	27,302
M/I Homes, Inc. (a)	431	19,904
Meritage Homes Corp. (a)	553	50,987
Mohawk Industries, Inc. (a)	794	81,163
Newell Brands, Inc.	5,668	74,137
NVR, Inc. (a)	46	212,179
PulteGroup, Inc.	3,488	158,809
Purple Innovation, Inc. (a)	695	3,329
Skyline Champion Corp. (a)	795	40,950
Snap One Holdings Corp. (a)(b)	167	1,237
Sonos, Inc. (a)	1,932	32,651
Taylor Morrison Home Corp. (a)	1,706	51,777
Tempur Sealy International, Inc.	2,600	89,258
Toll Brothers, Inc.	1,612	80,471
TopBuild Corp. (a)	488	76,367
Traeger, Inc. (a)(b)	993	2,800
TRI Pointe Homes, Inc. (a)	1,555	28,907
Tupperware Brands Corp. (a)	630	2,608
Universal Electronics, Inc. (a)	188	3,912
Vizio Holding Corp. (a)(b)	893	6,617
VOXX International Corp. (a)	261	2,187
Weber, Inc. (b)	225	1,811
Whirlpool Corp.	821	116,139
ZAGG, Inc. rights (a)(c)	132	12
		2,511,985
Internet & Direct Marketing Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	340	3,250
Amazon.com, Inc. (a)	133,431	11,208,204
BARK, Inc. (a)	998	1,487
CarParts.com, Inc. (a)	760	4,758
Chewy, Inc. (a)(b)	1,367	50,688
ContextLogic, Inc. (a)(b)	8,512	4,151
Doordash, Inc. (a)	3,940	192,351
Duluth Holdings, Inc. (a)(b)	205	1,267
eBay, Inc.	8,278	343,289
Etsy, Inc. (a)	1,908	228,540
Groupon, Inc. (a)(b)	252	2,162
Lands' End, Inc. (a)(b)	235	1,784
Liquidity Services, Inc. (a)	406	5,708
Lyft, Inc. (a)	4,677	51,541
Overstock.com, Inc. (a)	730	14,133
PetMed Express, Inc. (b)	286	5,062
Polished.Com, Inc. (a)(b)	1,299	750
Porch Group, Inc. Class A (a)(b)	941	1,769
Poshmark, Inc. (a)	619	11,068
Quotient Technology, Inc. (a)	1,173	4,023
Qurate Retail, Inc. Series A (a)	5,139	8,377
Rent the Runway, Inc. Class A (a)(b)	373	1,138
Revolve Group, Inc. (a)(b)	604	13,445
RumbleON, Inc. Class B (a)	159	1,029
Stitch Fix, Inc. (a)	1,275	3,965
The RealReal, Inc. (a)(b)	1,003	1,254
thredUP, Inc. (a)	640	838
Uber Technologies, Inc. (a)	29,809	737,177
Vivid Seats, Inc. Class A (a)	268	1,956
Wayfair LLC Class A (a)(b)	1,152	37,889
Xometry, Inc. (a)(b)	435	14,020
		12,957,073
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	516	21,909
American Outdoor Brands, Inc. (a)(b)	175	1,754
AMMO, Inc. (a)(b)	1,377	2,382
Brunswick Corp.	1,123	80,946
Clarus Corp.	375	2,941
Hasbro, Inc.	1,954	119,214
JAKKS Pacific, Inc. (a)	149	2,606
Johnson Outdoors, Inc. Class A	109	7,207
Latham Group, Inc. (a)	398	1,282
Malibu Boats, Inc. Class A (a)	307	16,363
MasterCraft Boat Holdings, Inc. (a)	256	6,623
Mattel, Inc. (a)	5,325	94,998
Peloton Interactive, Inc. Class A (a)(b)	4,592	36,460
Polaris, Inc. (b)	844	85,244
Smith & Wesson Brands, Inc. (b)	681	5,911
Solo Brands, Inc. Class A (a)	297	1,105
Sturm, Ruger & Co., Inc.	265	13,414
Topgolf Callaway Brands Corp. (a)(b)	2,071	40,902
Vista Outdoor, Inc. (a)	841	20,495
YETI Holdings, Inc. (a)	1,295	53,496
		615,252
Multiline Retail - 0.5%
Big Lots, Inc. (b)	451	6,630
Dillard's, Inc. Class A	55	17,776
Dollar General Corp.	3,416	841,190
Dollar Tree, Inc. (a)	3,177	449,355
Franchise Group, Inc. (b)	407	9,695
Kohl's Corp.	1,935	48,859
Macy's, Inc.	4,067	83,984
Nordstrom, Inc. (b)	1,697	27,390
Ollie's Bargain Outlet Holdings, Inc. (a)	874	40,938
Target Corp.	6,981	1,040,448
		2,566,265
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	753	17,251
Academy Sports & Outdoors, Inc.	1,285	67,514
Advance Auto Parts, Inc.	913	134,238
America's Car Mart, Inc. (a)	88	6,359
American Eagle Outfitters, Inc.	2,435	33,993
Arko Corp.	1,151	9,968
Asbury Automotive Group, Inc. (a)	334	59,870
AutoNation, Inc. (a)	582	62,449
AutoZone, Inc. (a)	293	722,591
Barnes & Noble Education, Inc. (a)	379	663
Bath & Body Works, Inc.	3,439	144,919
Bed Bath & Beyond, Inc. (a)(b)	1,195	2,999
Best Buy Co., Inc.	3,021	242,314
Big 5 Sporting Goods Corp. (b)	290	2,561
Boot Barn Holdings, Inc. (a)	451	28,197
Build-A-Bear Workshop, Inc.	191	4,553
Burlington Stores, Inc. (a)	996	201,949
Caleres, Inc. (b)	571	12,722
Camping World Holdings, Inc. (b)	563	12,566
CarMax, Inc. (a)	2,398	146,014
Carvana Co. Class A (a)(b)	1,459	6,916
Chico's FAS, Inc. (a)	1,761	8,664
Citi Trends, Inc. (a)	117	3,098
Conn's, Inc. (a)(b)	216	1,486
Designer Brands, Inc. Class A	889	8,694
Destination XL Group, Inc. (a)	893	6,028
Dick's Sporting Goods, Inc.	858	103,209
EVgo, Inc. Class A (a)(b)	1,083	4,841
Express, Inc. (a)(b)	802	818
Five Below, Inc. (a)	837	148,040
Floor & Decor Holdings, Inc. Class A (a)(b)	1,600	111,408
Foot Locker, Inc.	1,203	45,461
GameStop Corp. Class A (b)	3,807	70,277
Gap, Inc. (b)	3,177	35,837
Genesco, Inc. (a)	182	8,376
Group 1 Automotive, Inc.	235	42,387
GrowGeneration Corp. (a)(b)	943	3,697
Guess?, Inc.	501	10,366
Haverty Furniture Companies, Inc. (b)	181	5,412
Hibbett, Inc.	193	13,166
JOANN, Inc. (b)	195	556
Lazydays Holdings, Inc. (a)(b)	103	1,230
Leslie's, Inc. (a)(b)	2,202	26,886
Lithia Motors, Inc. Class A (sub. vtg.) (b)	415	84,967
LL Flooring Holdings, Inc. (a)	519	2,917
Lowe's Companies, Inc.	9,621	1,916,888
MarineMax, Inc. (a)	317	9,897
Monro, Inc. (b)	501	22,645
Murphy U.S.A., Inc.	323	90,291
National Vision Holdings, Inc. (a)(b)	1,188	46,047
O'Reilly Automotive, Inc. (a)	959	809,425
OneWater Marine, Inc. Class A (a)(b)	163	4,662
Party City Holdco, Inc. (a)(b)	2,043	747
Penske Automotive Group, Inc. (b)	391	44,938
Petco Health & Wellness Co., Inc. (a)(b)	1,196	11,338
Rent-A-Center, Inc. (b)	806	18,175
RH (a)(b)	302	80,691
Ross Stores, Inc.	5,268	611,457
Sally Beauty Holdings, Inc. (a)	1,610	20,157
Shoe Carnival, Inc. (b)	280	6,695
Signet Jewelers Ltd. (b)	701	47,668
Sleep Number Corp. (a)(b)	339	8,807
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	294	14,485
Sportsman's Warehouse Holdings, Inc. (a)	582	5,477
The Aaron's Co., Inc.	501	5,987
The Buckle, Inc.	460	20,861
The Cato Corp. Class A (sub. vtg.)	216	2,015
The Children's Place, Inc. (a)(b)	203	7,393
The Container Store Group, Inc. (a)	393	1,694
The Home Depot, Inc.	15,471	4,886,670
The ODP Corp. (a)	643	29,282
Tilly's, Inc.	250	2,263
TJX Companies, Inc.	17,636	1,403,826
Tractor Supply Co.	1,671	375,925
TravelCenters of America LLC (a)	187	8,374
Ulta Beauty, Inc. (a)	780	365,875
Urban Outfitters, Inc. (a)(b)	952	22,705
Victoria's Secret & Co. (a)	1,255	44,904
Volta, Inc. (a)(b)	2,173	772
Vroom, Inc. (a)(b)	1,571	1,602
Williams-Sonoma, Inc.	1,037	119,172
Winmark Corp.	41	9,669
Zumiez, Inc. (a)(b)	273	5,935
		13,753,841
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (a)(b)	1,689	4,087
Capri Holdings Ltd. (a)	2,080	119,226
Carter's, Inc. (b)	587	43,796
Columbia Sportswear Co.	533	46,680
Crocs, Inc. (a)	930	100,840
Deckers Outdoor Corp. (a)	399	159,265
Fossil Group, Inc. (a)	788	3,396
G-III Apparel Group Ltd. (a)	654	8,966
Hanesbrands, Inc. (b)	5,224	33,225
Kontoor Brands, Inc.	730	29,193
Levi Strauss & Co. Class A (b)	1,555	24,134
lululemon athletica, Inc. (a)	1,749	560,345
Movado Group, Inc. (b)	226	7,289
NIKE, Inc. Class B	19,024	2,225,998
Oxford Industries, Inc.	234	21,804
PLBY Group, Inc. (a)(b)	268	737
PLBY Group, Inc. rights 1/17/23 (a)	268	0
PVH Corp.	1,011	71,366
Ralph Lauren Corp. (b)	647	68,368
Rocky Brands, Inc.	82	1,937
Samsonite International SA (a)(d)	22,200	58,291
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,033	85,284
Steven Madden Ltd.	1,132	36,179
Tapestry, Inc.	3,793	144,437
Under Armour, Inc. Class C (non-vtg.) (a)	6,275	55,973
Unifi, Inc. (a)	153	1,317
Vera Bradley, Inc. (a)	270	1,223
VF Corp.	4,974	137,332
Wolverine World Wide, Inc.	1,201	13,127
		4,063,815
TOTAL CONSUMER DISCRETIONARY		58,207,562
CONSUMER STAPLES - 6.5%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	143	47,121
Brown-Forman Corp. Class B (non-vtg.)	2,752	180,751
Celsius Holdings, Inc. (a)(b)	605	62,944
Coca-Cola Bottling Co. Consolidated	69	35,353
Constellation Brands, Inc. Class A (sub. vtg.)	2,398	555,737
Duckhorn Portfolio, Inc. (a)	696	11,533
Keurig Dr. Pepper, Inc.	12,787	455,984
MGP Ingredients, Inc. (b)	228	24,255
Molson Coors Beverage Co. Class B	2,833	145,956
Monster Beverage Corp. (a)	5,791	587,960
National Beverage Corp. (b)	350	16,286
PepsiCo, Inc.	20,773	3,752,850
The Coca-Cola Co.	58,583	3,726,465
The Vita Coco Co., Inc. (a)(b)	406	5,611
Vintage Wine Estates, Inc. (a)	368	1,200
		9,610,006
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	2,394	49,652
Andersons, Inc.	503	17,600
BJ's Wholesale Club Holdings, Inc. (a)	2,036	134,702
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(b)	142	0
warrants 11/4/28 (a)(b)	142	0
warrants 11/4/28 (a)(b)	142	0
Casey's General Stores, Inc.	560	125,636
Chefs' Warehouse Holdings (a)	490	16,307
Costco Wholesale Corp.	6,668	3,043,942
Grocery Outlet Holding Corp. (a)	1,304	38,064
Ingles Markets, Inc. Class A	220	21,221
Kroger Co.	9,802	436,973
Performance Food Group Co. (a)	2,334	136,282
PriceSmart, Inc.	385	23,400
Rite Aid Corp. (a)(b)	840	2,806
SpartanNash Co.	541	16,360
Sprouts Farmers Market LLC (a)	1,619	52,407
Sysco Corp.	7,668	586,219
U.S. Foods Holding Corp. (a)	3,079	104,748
United Natural Foods, Inc. (a)	881	34,104
Walgreens Boots Alliance, Inc.	10,798	403,413
Walmart, Inc.	21,457	3,042,388
Weis Markets, Inc.	245	20,161
		8,306,385
Food Products - 1.2%
Alico, Inc.	51	1,217
AppHarvest, Inc. (a)(b)	766	435
Archer Daniels Midland Co.	8,439	783,561
B&G Foods, Inc. Class A (b)	1,108	12,354
Benson Hill, Inc. (a)	2,160	5,508
Beyond Meat, Inc. (a)(b)	918	11,301
Bunge Ltd.	2,288	228,274
Cal-Maine Foods, Inc.	563	30,655
Calavo Growers, Inc.	277	8,144
Campbell Soup Co.	3,030	171,953
Conagra Brands, Inc.	7,225	279,608
Darling Ingredients, Inc. (a)	2,416	151,217
Flowers Foods, Inc.	2,901	83,375
Fresh Del Monte Produce, Inc.	451	11,812
Freshpet, Inc. (a)(b)	721	38,047
General Mills, Inc.	8,966	751,799
Hormel Foods Corp.	4,355	198,370
Hostess Brands, Inc. Class A (a)	2,058	46,182
Ingredion, Inc.	987	96,657
J&J Snack Foods Corp.	226	33,834
John B. Sanfilippo & Son, Inc.	132	10,734
Kellogg Co.	3,838	273,419
Lamb Weston Holdings, Inc.	2,162	193,196
Lancaster Colony Corp.	299	58,993
Lifecore Biomedical (a)	330	2,138
McCormick & Co., Inc. (non-vtg.)	3,772	312,661
Mission Produce, Inc. (a)	542	6,298
Mondelez International, Inc.	20,629	1,374,923
Pilgrim's Pride Corp. (a)	666	15,804
Post Holdings, Inc. (a)	818	73,833
Seaboard Corp.	4	15,101
Seneca Foods Corp. Class A (a)	90	5,486
Sovos Brands, Inc. (a)	626	8,996
Tattooed Chef, Inc. (a)(b)	747	919
The Hain Celestial Group, Inc. (a)	1,339	21,665
The Hershey Co.	2,210	511,770
The J.M. Smucker Co.	1,604	254,170
The Kraft Heinz Co.	11,989	488,072
The Simply Good Foods Co. (a)	1,289	49,021
Tootsie Roll Industries, Inc. (b)	285	12,132
TreeHouse Foods, Inc. (a)	752	37,134
Tyson Foods, Inc. Class A	4,361	271,472
Utz Brands, Inc. Class A (b)	974	15,448
Vital Farms, Inc. (a)	332	4,953
Whole Earth Brands, Inc. Class A (a)	531	2,161
		6,964,802
Household Products - 1.4%
Central Garden & Pet Co. (a)	768	28,762
Church & Dwight Co., Inc.	3,655	294,630
Colgate-Palmolive Co.	12,552	988,972
Energizer Holdings, Inc.	1,030	34,557
Kimberly-Clark Corp.	5,077	689,203
Procter & Gamble Co.	35,968	5,451,310
Reynolds Consumer Products, Inc.	830	24,883
Spectrum Brands Holdings, Inc.	611	37,222
The Clorox Co.	1,854	260,172
WD-40 Co. (b)	205	33,048
		7,842,759
Personal Products - 0.2%
BellRing Brands, Inc. (a)	2,040	52,306
Coty, Inc. Class A (a)	5,439	46,558
Edgewell Personal Care Co.	791	30,485
elf Beauty, Inc. (a)	739	40,867
Estee Lauder Companies, Inc. Class A	3,489	865,656
Herbalife Nutrition Ltd. (a)	1,489	22,156
Inter Parfums, Inc.	272	26,253
MediFast, Inc.	174	20,071
Nu Skin Enterprises, Inc. Class A	757	31,915
The Beauty Health Co. (a)(b)	1,550	14,105
The Honest Co., Inc. (a)	1,044	3,142
USANA Health Sciences, Inc. (a)	168	8,938
Veru, Inc. (a)(b)	783	4,134
		1,166,586
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	2,279	2,098
Altria Group, Inc.	27,108	1,239,107
Philip Morris International, Inc.	23,336	2,361,837
Turning Point Brands, Inc.	186	4,023
Universal Corp.	361	19,064
Vector Group Ltd.	1,967	23,329
		3,649,458
TOTAL CONSUMER STAPLES		37,539,996
ENERGY - 5.1%
Energy Equipment & Services - 0.5%
Archrock, Inc.	2,124	19,074
Baker Hughes Co. Class A	15,236	449,919
Bristow Group, Inc. (a)	336	9,116
Cactus, Inc.	918	46,139
Championx Corp.	3,062	88,767
Core Laboratories NV (b)	685	13,885
DMC Global, Inc. (a)	300	5,832
Dril-Quip, Inc. (a)	503	13,667
Expro Group Holdings NV (a)(b)	1,014	18,384
Halliburton Co.	13,658	537,442
Helix Energy Solutions Group, Inc. (a)	2,271	16,760
Helmerich & Payne, Inc.	1,588	78,717
Liberty Oilfield Services, Inc. Class A	2,391	38,280
Nabors Industries Ltd. (a)	128	19,823
Newpark Resources, Inc. (a)	1,326	5,503
Nextier Oilfield Solutions, Inc. (a)	2,354	21,751
Noble Corp. PLC (a)	1,517	57,206
NOV, Inc.	5,916	123,585
Oceaneering International, Inc. (a)	1,465	25,623
Oil States International, Inc. (a)	1,047	7,811
Patterson-UTI Energy, Inc.	3,270	55,067
ProFrac Holding Corp. (b)	413	10,408
ProPetro Holding Corp. (a)	1,245	12,911
RPC, Inc.	1,356	12,055
Schlumberger Ltd.	21,293	1,138,324
Select Energy Services, Inc. Class A	1,059	9,785
Solaris Oilfield Infrastructure, Inc. Class A	405	4,022
TechnipFMC PLC (a)	6,814	83,063
TETRA Technologies, Inc. (a)	1,867	6,460
Tidewater, Inc. (a)	719	26,495
Transocean Ltd. (United States) (a)(b)	9,674	44,113
U.S. Silica Holdings, Inc. (a)	1,125	14,063
Valaris Ltd. (a)	906	61,264
Weatherford International PLC (a)	968	49,291
		3,124,605
Oil, Gas & Consumable Fuels - 4.6%
Aemetis, Inc. (a)(b)	517	2,047
Alto Ingredients, Inc. (a)	1,041	2,998
American Resources Corp. (a)(b)	939	1,239
Amplify Energy Corp. (a)(b)	488	4,290
Antero Resources Corp. (a)	4,240	131,398
APA Corp.	4,916	229,479
Arch Resources, Inc.	277	39,553
Berry Corp.	980	7,840
California Resources Corp.	1,138	49,514
Callon Petroleum Co. (a)	766	28,411
Centrus Energy Corp. Class A (a)(b)	171	5,554
Cheniere Energy, Inc.	3,760	563,850
Chesapeake Energy Corp.	1,455	137,308
Chevron Corp.	27,107	4,865,435
Chord Energy Corp.	624	85,369
Civitas Resources, Inc.	782	45,301
Clean Energy Fuels Corp. (a)	2,764	14,373
CNX Resources Corp. (a)	2,852	48,028
Comstock Resources, Inc. (b)	1,353	18,550
ConocoPhillips Co.	19,163	2,261,234
CONSOL Energy, Inc.	485	31,525
Coterra Energy, Inc.	11,979	294,324
Crescent Energy, Inc. Class A (b)	443	5,312
CVR Energy, Inc.	443	13,884
Delek U.S. Holdings, Inc.	1,076	29,052
Denbury, Inc. (a)	749	65,178
Devon Energy Corp.	9,857	606,304
Diamondback Energy, Inc.	2,676	366,023
DT Midstream, Inc.	1,455	80,403
Earthstone Energy, Inc. (a)(b)	598	8,510
EOG Resources, Inc.	8,822	1,142,625
EQT Corp.	5,569	188,399
Equitrans Midstream Corp.	6,518	43,671
Exxon Mobil Corp.	62,736	6,919,781
Gevo, Inc. (a)(b)	3,166	6,015
Green Plains, Inc. (a)(b)	860	26,230
Gulfport Energy Corp. (a)(b)	178	13,108
Hess Corp.	4,195	594,935
HF Sinclair Corp.	2,187	113,483
International Seaways, Inc.	629	23,286
Kinder Morgan, Inc.	29,834	539,399
Kosmos Energy Ltd. (a)	6,876	43,731
Magnolia Oil & Gas Corp. Class A (b)	2,536	59,469
Marathon Oil Corp.	10,201	276,141
Marathon Petroleum Corp.	7,504	873,391
Matador Resources Co.	1,690	96,736
Murphy Oil Corp.	2,200	94,622
National Energy Services Reunited Corp. (a)	570	3,956
New Fortress Energy, Inc.	714	30,288
Nextdecade Corp. (a)(b)	706	3,488
Northern Oil & Gas, Inc.	1,026	31,621
Occidental Petroleum Corp.	11,218	706,622
ONEOK, Inc.	6,728	442,030
Ovintiv, Inc.	3,829	194,169
Par Pacific Holdings, Inc. (a)	872	20,274
PBF Energy, Inc. Class A	1,615	65,860
PDC Energy, Inc.	1,451	92,109
Peabody Energy Corp. (a)(b)	1,744	46,076
Permian Resource Corp. Class A (b)	3,004	28,238
Phillips 66 Co.	7,241	753,643
Pioneer Natural Resources Co.	3,593	820,605
Range Resources Corp.	3,733	93,400
Ranger Oil Corp.	303	12,250
Rex American Resources Corp. (a)	231	7,360
Ring Energy, Inc. (a)(b)	1,490	3,665
SandRidge Energy, Inc. (a)	471	8,021
SilverBow Resources, Inc. (a)	214	6,052
Sitio Royalties Corp. (b)	166	4,789
SM Energy Co.	1,847	64,331
Southwestern Energy Co. (a)	16,785	98,192
Talos Energy, Inc. (a)	1,025	19,352
Targa Resources Corp.	3,411	250,709
Teekay Corp. (a)	1,080	4,903
Teekay Tankers Ltd. (a)	362	11,153
Tellurian, Inc. (a)(b)	8,036	13,500
Texas Pacific Land Corp.	93	218,013
The Williams Companies, Inc.	18,336	603,254
Uranium Energy Corp. (a)(b)	5,255	20,389
VAALCO Energy, Inc.	697	3,178
Valero Energy Corp.	5,930	752,280
Vertex Energy, Inc. (a)(b)	966	5,989
Vital Energy, Inc. (a)(b)	268	13,781
W&T Offshore, Inc. (a)	1,385	7,728
World Fuel Services Corp.	916	25,034
		26,583,610
TOTAL ENERGY		29,708,215
FINANCIALS - 12.1%
Banks - 4.1%
1st Source Corp.	250	13,273
Amerant Bancorp, Inc. Class A	370	9,931
Ameris Bancorp	982	46,291
Associated Banc-Corp.	2,258	52,137
Atlantic Union Bankshares Corp.	1,127	39,603
Banc of California, Inc.	862	13,732
BancFirst Corp.	268	23,632
Bancorp, Inc., Delaware (a)	866	24,577
Bank of America Corp.	105,232	3,485,284
Bank of Hawaii Corp.	601	46,614
Bank of Marin Bancorp	231	7,595
Bank OZK	1,674	67,060
BankUnited, Inc.	1,171	39,779
Banner Corp.	514	32,485
Berkshire Hills Bancorp, Inc.	716	21,408
BOK Financial Corp.	436	45,252
Brookline Bancorp, Inc., Delaware	1,128	15,961
Byline Bancorp, Inc.	335	7,695
Cadence Bank	2,745	67,692
Camden National Corp.	229	9,547
Cathay General Bancorp	1,118	45,603
Central Pacific Financial Corp.	407	8,254
Citigroup, Inc.	29,151	1,318,500
Citizens Financial Group, Inc.	7,459	293,661
City Holding Co.	225	20,945
Coastal Financial Corp. of Washington (a)	164	7,793
Columbia Banking Systems, Inc. (b)	1,187	35,764
Comerica, Inc.	1,970	131,695
Commerce Bancshares, Inc.	1,717	116,876
Community Bank System, Inc.	807	50,801
Community Trust Bancorp, Inc.	238	10,931
ConnectOne Bancorp, Inc.	530	12,831
CrossFirst Bankshares, Inc. (a)	679	8,426
Cullen/Frost Bankers, Inc.	963	128,753
Customers Bancorp, Inc. (a)	456	12,923
CVB Financial Corp.	1,969	50,702
Dime Community Bancshares, Inc. (b)	482	15,342
Eagle Bancorp, Inc.	474	20,889
East West Bancorp, Inc.	2,123	139,906
Eastern Bankshares, Inc.	2,429	41,900
Enterprise Financial Services Corp.	558	27,320
Equity Bancshares, Inc.	232	7,579
Farmers National Banc Corp.	456	6,439
FB Financial Corp.	525	18,974
Fifth Third Bancorp	10,331	338,960
Financial Institutions, Inc.	228	5,554
First Bancorp, North Carolina	554	23,733
First Bancorp, Puerto Rico	2,816	35,820
First Bancshares, Inc.	352	11,268
First Busey Corp.	765	18,911
First Citizens Bancshares, Inc.	199	150,914
First Commonwealth Financial Corp.	1,389	19,404
First Financial Bancorp, Ohio	1,416	34,310
First Financial Bankshares, Inc. (b)	1,952	67,149
First Financial Corp., Indiana	173	7,972
First Foundation, Inc.	767	10,991
First Hawaiian, Inc.	1,914	49,841
First Horizon National Corp.	8,048	197,176
First Internet Bancorp	152	3,691
First Interstate Bancsystem, Inc.	1,363	52,680
First Merchants Corp.	902	37,081
First Republic Bank	2,752	335,441
Flushing Financial Corp.	429	8,314
FNB Corp., Pennsylvania	5,261	68,656
Fulton Financial Corp.	2,488	41,873
German American Bancorp, Inc.	410	15,293
Glacier Bancorp, Inc.	1,668	82,433
Great Southern Bancorp, Inc.	143	8,507
Hancock Whitney Corp.	1,290	62,423
Hanmi Financial Corp.	438	10,841
HarborOne Bancorp, Inc.	675	9,383
Heartland Financial U.S.A., Inc.	568	26,480
Heritage Commerce Corp.	870	11,310
Heritage Financial Corp., Washington	526	16,117
Hilltop Holdings, Inc.	723	21,697
Home Bancshares, Inc. (b)	2,866	65,316
HomeStreet, Inc.	293	8,081
HomeTrust Bancshares, Inc.	240	5,801
Hope Bancorp, Inc.	1,811	23,199
Horizon Bancorp, Inc. Indiana	639	9,636
Huntington Bancshares, Inc.	21,708	306,083
Independent Bank Corp.	687	58,003
Independent Bank Corp.	355	8,492
Independent Bank Group, Inc.	530	31,842
International Bancshares Corp.	794	36,333
JPMorgan Chase & Co.	44,145	5,919,845
KeyCorp	14,045	244,664
Lakeland Bancorp, Inc.	957	16,853
Lakeland Financial Corp.	381	27,802
Live Oak Bancshares, Inc.	490	14,798
M&T Bank Corp.	2,643	383,394
Mercantile Bank Corp.	212	7,098
Metropolitan Bank Holding Corp. (a)	151	8,859
Midland States Bancorp, Inc.	309	8,226
National Bank Holdings Corp.	443	18,637
NBT Bancorp, Inc.	636	27,615
Nicolet Bankshares, Inc. (a)	176	14,043
Northwest Bancshares, Inc. (b)	1,889	26,408
OceanFirst Financial Corp.	885	18,806
OFG Bancorp	713	19,650
Old National Bancorp, Indiana	4,399	79,094
Old Second Bancorp, Inc.	585	9,383
Origin Bancorp, Inc.	460	16,882
Pacific Premier Bancorp, Inc.	1,434	45,257
PacWest Bancorp	1,781	40,874
Park National Corp. (b)	217	30,543
Pathward Financial, Inc.	451	19,416
Peapack-Gladstone Financial Corp.	242	9,007
Peoples Bancorp, Inc.	444	12,543
Pinnacle Financial Partners, Inc.	1,151	84,483
PNC Financial Services Group, Inc.	6,172	974,806
Popular, Inc.	1,129	74,875
Preferred Bank, Los Angeles	194	14,476
Premier Financial Corp.	547	14,753
Prosperity Bancshares, Inc.	1,370	99,572
QCR Holdings, Inc.	270	13,403
Regions Financial Corp.	14,066	303,263
Renasant Corp.	843	31,688
Republic First Bancorp, Inc. (a)(b)	581	1,249
S&T Bancorp, Inc.	590	20,166
Sandy Spring Bancorp, Inc.	674	23,745
Seacoast Banking Corp., Florida	920	28,695
ServisFirst Bancshares, Inc.	735	50,649
Signature Bank	948	109,229
Silvergate Capital Corp. (a)(b)	471	8,195
Simmons First National Corp. Class A	1,930	41,649
Southside Bancshares, Inc.	487	17,527
Southstate Corp.	1,139	86,974
Stellar Bancorp, Inc.	690	20,327
Stock Yards Bancorp, Inc.	430	27,941
SVB Financial Group (a)	890	204,825
Synovus Financial Corp.	2,191	82,272
Texas Capital Bancshares, Inc. (a)	751	45,293
Tompkins Financial Corp.	206	15,981
TowneBank	999	30,809
Trico Bancshares	515	26,260
Triumph Bancorp, Inc. (a)	350	17,105
Truist Financial Corp.	19,969	859,266
Trustmark Corp.	921	32,152
U.S. Bancorp	20,350	887,464
UMB Financial Corp.	654	54,622
Umpqua Holdings Corp.	3,267	58,316
United Bankshares, Inc., West Virginia (b)	2,022	81,871
United Community Bank, Inc.	1,581	53,438
Univest Corp. of Pennsylvania	459	11,994
Valley National Bancorp	6,340	71,705
Veritex Holdings, Inc.	816	22,913
Washington Federal, Inc.	968	32,476
Washington Trust Bancorp, Inc.	253	11,937
Webster Financial Corp.	2,646	125,262
Wells Fargo & Co.	57,094	2,357,411
WesBanco, Inc.	906	33,504
Westamerica Bancorp.	409	24,135
Western Alliance Bancorp.	1,634	97,321
Wintrust Financial Corp.	913	77,167
Zions Bancorp NA	2,266	111,397
		23,433,622
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	577	91,414
Ameriprise Financial, Inc.	1,628	506,910
Ares Management Corp.	2,331	159,534
Artisan Partners Asset Management, Inc.	1,012	30,056
Assetmark Financial Holdings, Inc. (a)	310	7,130
B. Riley Financial, Inc. (b)	248	8,482
Bank of New York Mellon Corp.	11,069	503,861
BGC Partners, Inc. Class A	4,848	18,277
BlackRock, Inc. Class A	2,270	1,608,590
Blackstone, Inc.	10,565	783,817
Blucora, Inc. (a)	717	18,305
Blue Owl Capital, Inc. Class A (b)	5,079	53,837
Bridge Investment Group Holdings, Inc.	351	4,230
BrightSphere Investment Group, Inc.	444	9,138
Carlyle Group LP	3,278	97,816
Cboe Global Markets, Inc.	1,596	200,250
Charles Schwab Corp.	22,987	1,913,898
CME Group, Inc.	5,410	909,746
Cohen & Steers, Inc.	385	24,856
Coinbase Global, Inc. (a)(b)	2,370	83,874
Cowen Group, Inc. Class A	396	15,294
Diamond Hill Investment Group, Inc.	46	8,511
Donnelley Financial Solutions, Inc. (a)	383	14,803
Evercore, Inc. Class A	544	59,340
FactSet Research Systems, Inc.	571	229,091
Federated Hermes, Inc.	1,261	45,787
Focus Financial Partners, Inc. Class A (a)	877	32,686
Franklin Resources, Inc. (b)	4,277	112,827
Galaxy Digital Holdings Ltd. (a)(b)	1,623	4,639
GCM Grosvenor, Inc. Class A	646	4,916
Goldman Sachs Group, Inc.	5,138	1,764,286
GQG Partners, Inc. unit	12,292	11,727
Greenhill & Co., Inc.	162	1,661
Hamilton Lane, Inc. Class A	527	33,665
Houlihan Lokey	749	65,283
Interactive Brokers Group, Inc.	1,549	112,070
Intercontinental Exchange, Inc.	8,407	862,474
Invesco Ltd.	6,863	123,465
Janus Henderson Group PLC	2,003	47,111
Jefferies Financial Group, Inc.	2,797	95,881
KKR & Co. LP	8,677	402,786
Lazard Ltd. Class A	1,702	59,008
LPL Financial	1,200	259,404
MarketAxess Holdings, Inc.	567	158,131
Moelis & Co. Class A	969	37,181
Moody's Corp.	2,376	662,001
Morgan Stanley	20,156	1,713,663
Morningstar, Inc.	378	81,871
MSCI, Inc.	1,212	563,786
NASDAQ, Inc.	5,100	312,885
Northern Trust Corp.	3,137	277,593
Open Lending Corp. (a)	1,573	10,618
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	4,910
P10, Inc.	511	5,452
Perella Weinberg Partners Class A	627	6,145
Piper Jaffray Companies	215	27,991
PJT Partners, Inc.	375	27,634
Raymond James Financial, Inc.	2,923	312,323
S&P Global, Inc.	5,129	1,717,907
Sculptor Capital Management, Inc. Class A	226	1,957
SEI Investments Co.	1,550	90,365
State Street Corp.	5,535	429,350
StepStone Group, Inc. Class A	722	18,180
Stifel Financial Corp.	1,601	93,450
StoneX Group, Inc. (a)	261	24,873
T. Rowe Price Group, Inc.	3,401	370,913
Tradeweb Markets, Inc. Class A	1,620	105,187
Victory Capital Holdings, Inc.	449	12,047
Virtu Financial, Inc. Class A	1,419	28,962
Virtus Investment Partners, Inc.	105	20,101
WisdomTree Investments, Inc. (b)	1,618	8,818
		18,525,030
Consumer Finance - 0.5%
Ally Financial, Inc.	4,649	113,668
American Express Co.	9,027	1,333,739
Atlanticus Holdings Corp. (a)	65	1,703
Bread Financial Holdings, Inc.	751	28,283
Capital One Financial Corp.	5,777	537,030
Credit Acceptance Corp. (a)(b)	91	43,170
CURO Group Holdings Corp.	287	1,019
Discover Financial Services	4,111	402,179
Encore Capital Group, Inc. (a)	374	17,930
Enova International, Inc. (a)	478	18,341
EZCORP, Inc. (non-vtg.) Class A (a)	815	6,642
FirstCash Holdings, Inc.	572	49,713
Green Dot Corp. Class A (a)	768	12,150
Katapult Holdings, Inc. (a)	962	920
LendingClub Corp. (a)	1,564	13,763
LendingTree, Inc. (a)	153	3,263
Medallion Financial Corp. (b)	250	1,785
MoneyLion, Inc. (a)(b)	1,130	701
Navient Corp.	1,639	26,962
Nelnet, Inc. Class A	273	24,775
NerdWallet, Inc. (a)(b)	530	5,088
OneMain Holdings, Inc.	1,864	62,090
Oportun Financial Corp. (a)	382	2,105
PRA Group, Inc. (a)	596	20,133
PROG Holdings, Inc. (a)	822	13,884
Regional Management Corp.	144	4,044
SLM Corp.	3,787	62,864
SoFi Technologies, Inc. (a)(b)	12,235	56,403
Sunlight Financial Holdings, Inc. Class A (a)(b)	441	569
Synchrony Financial	7,252	238,301
Upstart Holdings, Inc. (a)(b)	1,093	14,449
World Acceptance Corp. (a)	54	3,561
		3,121,227
Diversified Financial Services - 1.6%
A-Mark Precious Metals, Inc.	264	9,169
Acacia Research Corp. (a)	635	2,673
Apollo Global Management, Inc.	6,538	417,059
Berkshire Hathaway, Inc. Class B (a)	27,167	8,391,886
Cannae Holdings, Inc. (a)	1,117	23,066
Equitable Holdings, Inc.	5,260	150,962
Jackson Financial, Inc.	892	31,033
Voya Financial, Inc. (b)	1,475	90,698
		9,116,546
Insurance - 2.5%
AFLAC, Inc.	8,645	621,921
Allstate Corp.	4,069	551,756
AMBAC Financial Group, Inc. (a)	683	11,912
American Equity Investment Life Holding Co.	1,069	48,768
American Financial Group, Inc.	1,050	144,144
American International Group, Inc.	11,447	723,908
Amerisafe, Inc.	280	14,552
Aon PLC	3,175	952,945
Arch Capital Group Ltd. (a)	5,554	348,680
Argo Group International Holdings, Ltd.	532	13,752
Arthur J. Gallagher & Co.	3,165	596,729
Assurant, Inc.	801	100,173
Assured Guaranty Ltd.	932	58,026
Axis Capital Holdings Ltd.	1,162	62,946
Brighthouse Financial, Inc. (a)	1,082	55,474
Brown & Brown, Inc.	3,528	200,990
BRP Group, Inc. (a)	889	22,349
Chubb Ltd.	6,284	1,386,250
Cincinnati Financial Corp.	2,397	245,429
CNO Financial Group, Inc.	1,747	39,919
eHealth, Inc. (a)	452	2,188
Employers Holdings, Inc.	422	18,201
Enstar Group Ltd. (a)	204	47,132
Erie Indemnity Co. Class A	375	93,270
Everest Re Group Ltd.	593	196,443
F&G Annuities & Life, Inc.	284	5,683
Fidelity National Financial, Inc.	4,162	156,574
First American Financial Corp.	1,572	82,278
Genworth Financial, Inc. Class A (a)	7,651	40,474
Globe Life, Inc.	1,360	163,948
Goosehead Insurance (a)(b)	307	10,542
Hanover Insurance Group, Inc.	536	72,430
Hartford Financial Services Group, Inc.	4,860	368,534
HCI Group, Inc.	122	4,830
Hippo Holdings, Inc. (a)(b)	246	3,346
Horace Mann Educators Corp.	614	22,945
James River Group Holdings Ltd.	581	12,149
Kemper Corp.	964	47,429
Kinsale Capital Group, Inc.	324	84,732
Lemonade, Inc. (a)(b)	717	9,809
Lincoln National Corp.	2,334	71,700
Loews Corp.	3,001	175,048
Markel Corp. (a)	204	268,768
Marsh & McLennan Companies, Inc.	7,509	1,242,589
MBIA, Inc. (a)	724	9,303
Mercury General Corp.	416	14,227
MetLife, Inc.	10,074	729,055
National Western Life Group, Inc.	36	10,116
Old Republic International Corp.	4,325	104,449
Oscar Health, Inc. (a)	1,823	4,485
Palomar Holdings, Inc. (a)	378	17,070
Primerica, Inc.	565	80,128
Principal Financial Group, Inc.	3,487	292,629
ProAssurance Corp.	811	14,168
Progressive Corp.	8,804	1,141,967
Prudential Financial, Inc.	5,596	556,578
Reinsurance Group of America, Inc.	1,008	143,227
RenaissanceRe Holdings Ltd.	658	121,223
RLI Corp.	607	79,681
Root, Inc. (a)(b)	118	530
Ryan Specialty Group Holdings, Inc. (a)(b)	1,243	51,597
Safety Insurance Group, Inc.	230	19,380
Selective Insurance Group, Inc.	907	80,369
Selectquote, Inc. (a)	1,595	1,072
Siriuspoint Ltd. (a)	1,276	7,528
Stewart Information Services Corp.	400	17,092
The Travelers Companies, Inc.	3,570	669,339
Tiptree, Inc.	382	5,287
Trean Insurance Group, Inc. (a)	273	1,638
Trupanion, Inc. (a)(b)	520	24,716
United Fire Group, Inc.	341	9,330
Universal Insurance Holdings, Inc.	352	3,728
Unum Group	2,829	116,074
W.R. Berkley Corp.	3,070	222,790
White Mountains Insurance Group Ltd.	38	53,745
Willis Towers Watson PLC	1,654	404,535
		14,408,721
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	378	2,007
AGNC Investment Corp.	7,892	81,682
Annaly Capital Management, Inc.	6,500	137,020
Apollo Commercial Real Estate Finance, Inc.	1,956	21,047
Arbor Realty Trust, Inc.	2,550	33,635
Ares Commercial Real Estate Corp.	909	9,354
Armour Residential REIT, Inc. (b)	1,522	8,569
Blackstone Mortgage Trust, Inc.	2,572	54,449
BrightSpire Capital, Inc.	1,379	8,591
Broadmark Realty Capital, Inc.	2,095	7,458
Cherry Hill Mortgage Investment Corp. (b)	214	1,241
Chimera Investment Corp.	3,590	19,745
Dynex Capital, Inc.	586	7,454
Ellington Financial LLC (b)	822	10,168
Ellington Residential Mortgage REIT (b)	216	1,482
Franklin BSP Realty Trust, Inc. (b)	1,243	16,035
Granite Point Mortgage Trust, Inc.	859	4,604
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,294	37,500
Invesco Mortgage Capital, Inc.	471	5,996
KKR Real Estate Finance Trust, Inc. (b)	930	12,983
Ladder Capital Corp. Class A	1,674	16,807
MFA Financial, Inc.	1,391	13,701
New York Mortgage Trust, Inc.	5,787	14,815
Orchid Island Capital, Inc. (b)	515	5,408
PennyMac Mortgage Investment Trust	1,352	16,751
Ready Capital Corp. (b)	1,628	18,136
Redwood Trust, Inc.	1,737	11,742
Rithm Capital Corp.	7,051	57,607
Sachem Capital Corp.	417	1,376
Starwood Property Trust, Inc.	4,677	85,729
TPG RE Finance Trust, Inc.	889	6,036
Two Harbors Investment Corp.	1,308	20,627
		749,755
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	807	30,844
Blue Foundry Bancorp (a)	366	4,703
Capitol Federal Financial, Inc.	1,896	16,400
Columbia Financial, Inc. (a)	524	11,329
Essent Group Ltd.	1,620	62,986
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	135	15,216
Hingham Institution for Savings	23	6,347
Kearny Financial Corp.	1,058	10,739
Merchants Bancorp	428	10,409
MGIC Investment Corp.	4,562	59,306
Mr. Cooper Group, Inc. (a)	1,079	43,300
New York Community Bancorp, Inc.	7,015	60,329
NMI Holdings, Inc. (a)	1,303	27,233
Northfield Bancorp, Inc.	644	10,130
Ocwen Financial Corp. (a)	113	3,456
PennyMac Financial Services, Inc.	480	27,197
Provident Financial Services, Inc.	1,122	23,966
Radian Group, Inc.	2,426	46,264
Rocket Companies, Inc. (b)	1,822	12,754
Southern Missouri Bancorp, Inc.	121	5,545
TFS Financial Corp. (b)	721	10,390
Trustco Bank Corp., New York	264	9,924
UWM Holdings Corp. Class A (b)	1,060	3,509
Walker & Dunlop, Inc.	462	36,258
Waterstone Financial, Inc.	360	6,206
WSFS Financial Corp.	956	43,345
		598,085
TOTAL FINANCIALS		69,952,986
HEALTH CARE - 15.2%
Biotechnology - 2.9%
2seventy bio, Inc. (a)	554	5,191
4D Molecular Therapeutics, Inc. (a)	411	9,128
AbbVie, Inc.	26,615	4,301,250
ACADIA Pharmaceuticals, Inc. (a)	1,832	29,165
Adicet Bio, Inc. (a)	499	4,461
ADMA Biologics, Inc. (a)	2,933	11,380
Adverum Biotechnologies, Inc. (a)	840	487
Agenus, Inc. (a)	3,583	8,599
Agios Pharmaceuticals, Inc. (a)	826	23,194
Akero Therapeutics, Inc. (a)(b)	469	25,701
Alaunos Therapeutics, Inc. (a)(b)	3,394	2,203
Albireo Pharma, Inc. (a)(b)	259	5,597
Aldeyra Therapeutics, Inc. (a)	789	5,491
Alector, Inc. (a)	916	8,455
Alkermes PLC (a)	2,475	64,672
Allakos, Inc. (a)	1,152	9,700
Allogene Therapeutics, Inc. (a)(b)	1,453	9,139
Allovir, Inc. (a)(b)	746	3,827
Alnylam Pharmaceuticals, Inc. (a)	1,807	429,434
Altimmune, Inc. (a)	564	9,278
ALX Oncology Holdings, Inc. (a)	373	4,204
Amgen, Inc.	8,051	2,114,515
Amicus Therapeutics, Inc. (a)	3,769	46,019
AnaptysBio, Inc. (a)(b)	311	9,638
Anavex Life Sciences Corp. (a)(b)	1,172	10,853
Anika Therapeutics, Inc. (a)	225	6,660
Apellis Pharmaceuticals, Inc. (a)	1,406	72,704
Arbutus Biopharma Corp. (a)	1,423	3,316
Arcturus Therapeutics Holdings, Inc. (a)	338	5,732
Arcus Biosciences, Inc. (a)	756	15,634
Arcutis Biotherapeutics, Inc. (a)	637	9,428
Ardelyx, Inc. (a)(b)	2,393	6,820
Arrowhead Pharmaceuticals, Inc. (a)	1,600	64,896
Ars Pharmaceuticals, Inc. (a)	446	3,804
Assembly Biosciences, Inc. (a)(b)	897	1,166
Atara Biotherapeutics, Inc. (a)	1,546	5,071
Atossa Therapeutics, Inc. (a)(b)	1,835	970
Aura Biosciences, Inc. (a)	118	1,239
AVEO Pharmaceuticals, Inc. (a)	369	5,517
Avid Bioservices, Inc. (a)	914	12,586
Avidity Biosciences, Inc. (a)	838	18,595
Avita Medical, Inc. (a)(b)	436	2,878
Beam Therapeutics, Inc. (a)(b)	892	34,886
BioAtla, Inc. (a)(b)	495	4,084
BioCryst Pharmaceuticals, Inc. (a)	2,800	32,144
Biogen, Inc. (a)	2,185	605,070
Biohaven Ltd. (a)	487	6,760
BioMarin Pharmaceutical, Inc. (a)	2,791	288,841
BioXcel Therapeutics, Inc. (a)(b)	256	5,499
bluebird bio, Inc. (a)(b)	1,119	7,743
Blueprint Medicines Corp. (a)	894	39,166
BridgeBio Pharma, Inc. (a)(b)	1,571	11,971
C4 Therapeutics, Inc. (a)(b)	739	4,360
Cardiff Oncology, Inc. (a)(b)	962	1,347
CareDx, Inc. (a)	774	8,831
Caribou Biosciences, Inc. (a)	885	5,558
Catalyst Pharmaceutical Partners, Inc. (a)	1,421	26,431
Cel-Sci Corp. (a)(b)	580	1,363
Celldex Therapeutics, Inc. (a)	701	31,244
Century Therapeutics, Inc. (a)(b)	377	1,934
Cerevel Therapeutics Holdings (a)	951	29,995
Checkpoint Therapeutics, Inc. (a)(b)	136	695
Chimerix, Inc. (a)	836	1,555
Chinook Therapeutics, Inc. (a)	647	16,951
Cogent Biosciences, Inc. (a)	1,037	11,988
Coherus BioSciences, Inc. (a)(b)	958	7,587
Concert Pharmaceuticals, Inc. (a)	575	3,358
Crinetics Pharmaceuticals, Inc. (a)	633	11,584
CRISPR Therapeutics AG (a)(b)	1,176	47,804
CTI BioPharma Corp. (a)	1,254	7,537
Cue Biopharma, Inc. (a)	395	1,126
Cullinan Oncology, Inc. (a)(b)	334	3,524
Curis, Inc. (a)	1,527	840
Cytokinetics, Inc. (a)	1,419	65,019
CytomX Therapeutics, Inc. (a)(b)	648	1,037
Day One Biopharmaceuticals, Inc. (a)	380	8,178
Deciphera Pharmaceuticals, Inc. (a)	710	11,637
Denali Therapeutics, Inc. (a)	1,471	40,909
DermTech, Inc. (a)(b)	459	812
Design Therapeutics, Inc. (a)(b)	491	5,038
Dynavax Technologies Corp. (a)(b)	1,758	18,705
Dyne Therapeutics, Inc. (a)	389	4,509
Eagle Pharmaceuticals, Inc. (a)	180	5,261
Editas Medicine, Inc. (a)(b)	996	8,835
Eiger Biopharmaceuticals, Inc. (a)	626	739
Emergent BioSolutions, Inc. (a)	669	7,901
Enanta Pharmaceuticals, Inc. (a)	307	14,282
Entrada Therapeutics, Inc. (a)	240	3,245
Erasca, Inc. (a)	1,011	4,357
Evelo Biosciences, Inc. (a)(b)	802	1,291
Exact Sciences Corp. (a)	2,669	132,142
Exelixis, Inc. (a)	4,849	77,778
Fate Therapeutics, Inc. (a)(b)	1,236	12,471
FibroGen, Inc. (a)	1,315	21,066
Foghorn Therapeutics, Inc. (a)(b)	332	2,118
G1 Therapeutics, Inc. (a)(b)	513	2,786
Generation Bio Co. (a)(b)	704	2,767
Geron Corp. (a)	5,224	12,642
Gilead Sciences, Inc.	18,864	1,619,474
Gossamer Bio, Inc. (a)	1,218	2,643
Gritstone Bio, Inc. (a)(b)	981	3,384
Halozyme Therapeutics, Inc. (a)	2,074	118,011
Heron Therapeutics, Inc. (a)(b)	1,578	3,945
Homology Medicines, Inc. (a)	424	534
Horizon Therapeutics PLC (a)	3,470	394,886
Humacyte, Inc. Class A (a)(b)	725	1,530
Icosavax, Inc. (a)	157	1,247
Ideaya Biosciences, Inc. (a)	490	8,903
IGM Biosciences, Inc. (a)	164	2,790
Imago BioSciences, Inc. (a)	419	15,063
Immunic, Inc. (a)(b)	406	568
ImmunityBio, Inc. (a)(b)	1,697	8,604
ImmunoGen, Inc. (a)	3,057	15,163
Immunovant, Inc. (a)	598	10,615
Incyte Corp. (a)	2,779	223,209
Inhibrx, Inc. (a)(b)	425	10,472
Inmune Bio, Inc. (a)(b)	268	1,699
Inovio Pharmaceuticals, Inc. (a)(b)	3,578	5,582
Insmed, Inc. (a)	1,801	35,984
Intellia Therapeutics, Inc. (a)	1,147	40,019
Intercept Pharmaceuticals, Inc. (a)(b)	407	5,035
Invivyd, Inc. (a)	1,033	1,550
Ionis Pharmaceuticals, Inc. (a)	2,136	80,677
Iovance Biotherapeutics, Inc. (a)	2,179	13,924
Ironwood Pharmaceuticals, Inc. Class A (a)	2,013	24,941
iTeos Therapeutics, Inc. (a)	308	6,015
Iveric Bio, Inc. (a)	1,646	35,241
Janux Therapeutics, Inc. (a)	300	3,951
Jounce Therapeutics, Inc. (a)	450	500
Kalvista Pharmaceuticals, Inc. (a)	307	2,075
Karuna Therapeutics, Inc. (a)	403	79,190
Karyopharm Therapeutics, Inc. (a)(b)	1,193	4,056
Keros Therapeutics, Inc. (a)	264	12,677
Kezar Life Sciences, Inc. (a)(b)	655	4,611
Kiniksa Pharmaceuticals Ltd. (a)	466	6,981
Kinnate Biopharma, Inc. (a)(b)	197	1,202
Kodiak Sciences, Inc. (a)	567	4,060
Kronos Bio, Inc. (a)(b)	497	805
Krystal Biotech, Inc. (a)	334	26,459
Kura Oncology, Inc. (a)	905	11,231
Kymera Therapeutics, Inc. (a)(b)	534	13,329
Lexicon Pharmaceuticals, Inc. (a)	866	1,654
Lineage Cell Therapeutics, Inc. (a)(b)	1,681	1,967
Macrogenics, Inc. (a)	724	4,858
Madrigal Pharmaceuticals, Inc. (a)	180	52,245
MannKind Corp. (a)	3,767	19,852
Mersana Therapeutics, Inc. (a)	1,317	7,718
MiMedx Group, Inc. (a)	1,377	3,828
Mirati Therapeutics, Inc. (a)	751	34,028
Mirum Pharmaceuticals, Inc. (a)	392	7,644
Moderna, Inc. (a)	5,066	909,955
Monte Rosa Therapeutics, Inc. (a)(b)	515	3,919
Morphic Holding, Inc. (a)	493	13,188
Myovant Sciences Ltd. (a)	646	17,416
Myriad Genetics, Inc. (a)	1,212	17,586
Natera, Inc. (a)	1,462	58,729
NeoImmuneTech, Inc. unit (a)	841	2,668
Neurocrine Biosciences, Inc. (a)	1,440	171,994
NextCure, Inc. (a)	318	448
Nkarta, Inc. (a)	580	3,474
Novavax, Inc. (a)(b)	1,176	12,089
Nurix Therapeutics, Inc. (a)	619	6,797
Nuvalent, Inc. Class A (a)	308	9,172
Ocugen, Inc. (a)(b)	3,133	4,073
Olema Pharmaceuticals, Inc. (a)(b)	344	843
Omniab, Inc. (c)	93	290
Omniab, Inc. (c)	93	274
Organogenesis Holdings, Inc. Class A (a)	1,016	2,733
ORIC Pharmaceuticals, Inc. (a)(b)	410	2,415
Outlook Therapeutics, Inc. (a)(b)	1,299	1,403
PDL BioPharma, Inc. (a)(c)	644	811
PDS Biotechnology Corp. (a)	357	4,712
PepGen, Inc.	170	2,273
Pieris Pharmaceuticals, Inc. (a)(b)	676	703
PMV Pharmaceuticals, Inc. (a)(b)	422	3,671
Point Biopharma Global, Inc. (a)(b)	927	6,758
Praxis Precision Medicines, Inc. (a)(b)	412	981
Precigen, Inc. (a)(b)	1,100	1,672
Precision BioSciences, Inc. (a)	634	754
Prometheus Biosciences, Inc. (a)	427	46,970
Protagonist Therapeutics, Inc. (a)	712	7,768
Prothena Corp. PLC (a)	523	31,511
PTC Therapeutics, Inc. (a)	1,073	40,956
Puma Biotechnology, Inc. (a)	355	1,502
RAPT Therapeutics, Inc. (a)	309	6,118
Recursion Pharmaceuticals, Inc. (a)(b)	1,750	13,493
Regeneron Pharmaceuticals, Inc. (a)	1,614	1,164,485
REGENXBIO, Inc. (a)	548	12,429
Relay Therapeutics, Inc. (a)	1,323	19,766
Repligen Corp. (a)	778	131,723
Replimune Group, Inc. (a)	452	12,294
Revolution Medicines, Inc. (a)	1,109	26,416
Rhythm Pharmaceuticals, Inc. (a)(b)	582	16,948
Rigel Pharmaceuticals, Inc. (a)	2,433	3,650
Rocket Pharmaceuticals, Inc. (a)	690	13,503
Sage Therapeutics, Inc. (a)	772	29,444
Sana Biotechnology, Inc. (a)(b)	1,227	4,847
Sangamo Therapeutics, Inc. (a)	1,813	5,693
Sarepta Therapeutics, Inc. (a)	1,318	170,786
Scholar Rock Holding Corp. (a)(b)	585	5,294
Seagen, Inc. (a)	2,055	264,088
Selecta Biosciences, Inc. (a)(b)	1,985	2,243
Seres Therapeutics, Inc. (a)	1,495	8,372
Sesen Bio, Inc. (a)	1,904	1,160
Shattuck Labs, Inc. (a)	342	787
Sorrento Therapeutics, Inc. (a)(b)	6,248	5,536
Spectrum Pharmaceuticals, Inc. (a)(b)	2,348	865
SpringWorks Therapeutics, Inc. (a)	509	13,239
Stoke Therapeutics, Inc. (a)	376	3,470
Surface Oncology, Inc. (a)	778	638
Sutro Biopharma, Inc. (a)	557	4,501
Syndax Pharmaceuticals, Inc. (a)	792	20,156
Taysha Gene Therapies, Inc. (a)	311	703
TCR2 Therapeutics, Inc. (a)	708	707
Tenaya Therapeutics, Inc. (a)	162	326
TG Therapeutics, Inc. (a)	1,979	23,412
Travere Therapeutics, Inc. (a)	855	17,981
Twist Bioscience Corp. (a)	851	20,262
Tyra Biosciences, Inc. (a)(b)	212	1,611
Ultragenyx Pharmaceutical, Inc. (a)	1,057	48,971
uniQure B.V. (a)	660	14,962
United Therapeutics Corp. (a)	685	190,492
Vanda Pharmaceuticals, Inc. (a)	779	5,757
Vaxart, Inc. (a)	1,728	1,660
Vaxcyte, Inc. (a)	717	34,380
VBI Vaccines, Inc. (a)(b)	3,456	1,352
Veracyte, Inc. (a)	1,061	25,178
Verastem, Inc. (a)(b)	2,557	1,029
Vericel Corp. (a)	709	18,675
Vertex Pharmaceuticals, Inc. (a)	3,861	1,114,980
Verve Therapeutics, Inc. (a)(b)	640	12,384
Viking Therapeutics, Inc. (a)	1,212	11,393
Vir Biotechnology, Inc. (a)	1,129	28,575
Viridian Therapeutics, Inc. (a)(b)	596	17,409
Voyager Therapeutics, Inc. (a)(b)	418	2,550
Xencor, Inc. (a)	946	24,634
Y-mAbs Therapeutics, Inc. (a)	541	2,640
Zentalis Pharmaceuticals, Inc. (a)	663	13,353
		17,100,355
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	26,361	2,894,174
Accuray, Inc. (a)(b)	1,200	2,508
Align Technology, Inc. (a)	1,095	230,936
Alphatec Holdings, Inc. (a)	1,026	12,671
Angiodynamics, Inc. (a)	578	7,959
Apollo Endosurgery, Inc. (a)	348	3,470
Artivion, Inc. (a)	593	7,187
Asensus Surgical, Inc. (a)(b)	3,774	1,310
Atricure, Inc. (a)	696	30,888
Atrion Corp.	21	11,748
Avanos Medical, Inc. (a)	694	18,780
AxoGen, Inc. (a)	607	6,058
Axonics Modulation Technologies, Inc. (a)	741	46,335
Baxter International, Inc.	7,581	386,404
Becton, Dickinson & Co.	4,292	1,091,456
Beyond Air, Inc. (a)(b)	312	2,025
Bioventus, Inc. (a)(b)	584	1,524
Boston Scientific Corp. (a)	21,538	996,563
Butterfly Network, Inc. Class A (a)	2,030	4,994
Cardiovascular Systems, Inc. (a)	635	8,649
Cerus Corp. (a)	2,588	9,446
ClearPoint Neuro, Inc. (a)(b)	289	2,448
Co.-Diagnostics, Inc. (a)(b)	368	927
CONMED Corp. (b)	464	41,129
Cutera, Inc. (a)(b)	287	12,691
DarioHealth Corp. (a)(b)	290	1,241
Dentsply Sirona, Inc.	3,252	103,544
DexCom, Inc. (a)	5,911	669,362
Edwards Lifesciences Corp. (a)	9,334	696,410
Embecta Corp. (b)	880	22,255
Enovis Corp. (a)	716	38,320
Envista Holdings Corp. (a)	2,461	82,862
Figs, Inc. Class A (a)	2,030	13,662
Glaukos Corp. (a)	717	31,319
Globus Medical, Inc. (a)	1,161	86,227
Haemonetics Corp. (a)	768	60,403
Heska Corp. (a)	158	9,821
Hologic, Inc. (a)	3,758	281,136
ICU Medical, Inc. (a)(b)	301	47,401
IDEXX Laboratories, Inc. (a)	1,254	511,582
Inari Medical, Inc. (a)	726	46,145
Inogen, Inc. (a)	325	6,406
Inspire Medical Systems, Inc. (a)	417	105,034
Insulet Corp. (a)	1,045	307,638
Integer Holdings Corp. (a)	500	34,230
Integra LifeSciences Holdings Corp. (a)	1,113	62,406
Intuitive Surgical, Inc. (a)	5,377	1,426,787
IRadimed Corp.	120	3,395
iRhythm Technologies, Inc. (a)	452	42,339
Lantheus Holdings, Inc. (a)	1,034	52,693
LeMaitre Vascular, Inc. (b)	298	13,714
LivaNova PLC (a)	805	44,710
Masimo Corp. (a)	729	107,856
Medtronic PLC	19,999	1,554,322
Meridian Bioscience, Inc. (a)	642	21,321
Merit Medical Systems, Inc. (a)	855	60,380
Mesa Laboratories, Inc.	78	12,964
Neogen Corp. (a)	3,262	49,680
Nevro Corp. (a)	556	22,018
Novocure Ltd. (a)(b)	1,357	99,536
NuVasive, Inc. (a)	785	32,373
Omnicell, Inc. (a)	666	33,580
OraSure Technologies, Inc. (a)	1,190	5,736
Orthofix International NV (a)	272	5,584
OrthoPediatrics Corp. (a)	219	8,701
Outset Medical, Inc. (a)	774	19,985
Owlet, Inc. (a)	886	495
Penumbra, Inc. (a)	571	127,025
PROCEPT BioRobotics Corp. (a)	476	19,773
Pulmonx Corp. (a)	542	4,569
QuidelOrtho Corp. (a)	818	70,078
ResMed, Inc.	2,204	458,719
Seaspine Holdings Corp. (a)	481	4,016
Semler Scientific, Inc. (a)	59	1,947
Senseonics Holdings, Inc. (a)(b)	6,431	6,624
Shockwave Medical, Inc. (a)	541	111,235
SI-BONE, Inc. (a)	495	6,732
Sight Sciences, Inc. (a)(b)	461	5,629
Silk Road Medical, Inc. (a)	527	27,852
SmileDirectClub, Inc. (a)	1,693	596
Staar Surgical Co. (a)	720	34,949
Stereotaxis, Inc. (a)	595	1,232
STERIS PLC	1,506	278,143
Stryker Corp.	5,068	1,239,075
SurModics, Inc. (a)	195	6,653
Tactile Systems Technology, Inc. (a)	297	3,410
Tandem Diabetes Care, Inc. (a)	963	43,287
Teleflex, Inc.	707	176,488
The Cooper Companies, Inc.	744	246,018
TransMedics Group, Inc. (a)	461	28,453
Treace Medical Concepts, Inc. (a)	515	11,840
UFP Technologies, Inc. (a)	100	11,789
Utah Medical Products, Inc.	57	5,730
Varex Imaging Corp. (a)	572	11,612
Vicarious Surgical, Inc. (a)(b)	459	927
ViewRay, Inc. (a)	2,373	10,631
Zimmer Biomet Holdings, Inc.	3,157	402,518
Zimvie, Inc. (a)(b)	333	3,110
Zomedica Corp. (a)(b)	11,813	1,926
Zynex, Inc. (b)	430	5,981
		16,036,420
Health Care Providers & Services - 3.3%
1Life Healthcare, Inc. (a)	2,503	41,825
23andMe Holding Co. Class A (a)(b)	4,167	9,001
Acadia Healthcare Co., Inc. (a)	1,367	112,531
Accolade, Inc. (a)	905	7,050
AdaptHealth Corp. (a)	1,137	21,853
Addus HomeCare Corp. (a)	239	23,778
Agiliti, Inc. (a)(b)	553	9,019
Amedisys, Inc. (a)	491	41,018
AmerisourceBergen Corp.	2,339	387,596
AMN Healthcare Services, Inc. (a)	653	67,141
Apollo Medical Holdings, Inc. (a)(b)	579	17,133
ATI Physical Therapy, Inc. (a)(b)	1,099	335
Aveanna Healthcare Holdings, Inc. (a)	641	500
Brookdale Senior Living, Inc. (a)	2,744	7,491
Cano Health, Inc. (a)	2,619	3,588
Cardinal Health, Inc.	4,100	315,167
CareMax, Inc. Class A (a)	1,054	3,847
Castle Biosciences, Inc. (a)	364	8,569
Centene Corp. (a)	8,606	705,778
Chemed Corp.	225	114,847
Cigna Corp.	4,592	1,521,513
Clover Health Investments Corp. (a)	4,474	4,159
Community Health Systems, Inc. (a)	1,945	8,402
Corvel Corp. (a)	140	20,346
Cross Country Healthcare, Inc. (a)	544	14,454
CVS Health Corp.	19,763	1,841,714
DaVita HealthCare Partners, Inc. (a)	839	62,648
DocGo, Inc. Class A (a)(b)	1,159	8,194
Elevance Health, Inc.	3,613	1,853,361
Encompass Health Corp.	1,506	90,074
Enhabit Home Health & Hospice (a)	666	8,765
Fulgent Genetics, Inc. (a)	298	8,874
GeneDx Holdings Corp. Class A (a)(b)	4,460	1,177
Guardant Health, Inc. (a)	1,541	41,915
HCA Holdings, Inc.	3,241	777,710
HealthEquity, Inc. (a)	1,271	78,344
Henry Schein, Inc. (a)	2,050	163,734
Hims & Hers Health, Inc. (a)(b)	1,799	11,532
Humana, Inc.	1,905	975,722
InfuSystems Holdings, Inc. (a)	229	1,988
Invitae Corp. (a)(b)	3,413	6,348
Laboratory Corp. of America Holdings	1,362	320,724
LHC Group, Inc. (a)	463	74,862
McKesson Corp.	2,163	811,385
Modivcare, Inc. (a)	185	16,600
Molina Healthcare, Inc. (a)	875	288,943
National Healthcare Corp.	211	12,555
National Research Corp. Class A	199	7,423
Oak Street Health, Inc. (a)(b)	1,735	37,320
Opko Health, Inc. (a)	6,262	7,828
Option Care Health, Inc. (a)	2,333	70,200
Owens & Minor, Inc.	1,139	22,245
Patterson Companies, Inc.	1,310	36,719
Pediatrix Medical Group, Inc. (a)	1,311	19,481
Pennant Group, Inc. (a)	400	4,392
PetIQ, Inc. Class A (a)	434	4,001
Premier, Inc.	1,777	62,159
Privia Health Group, Inc. (a)	722	16,397
Progyny, Inc. (a)	1,129	35,168
Quest Diagnostics, Inc.	1,755	274,552
R1 Rcm, Inc. (a)	2,094	22,929
RadNet, Inc. (a)	759	14,292
Select Medical Holdings Corp.	1,556	38,635
Surgery Partners, Inc. (a)	599	16,688
Talkspace, Inc. Class A (a)	1,176	718
Tenet Healthcare Corp. (a)	1,628	79,430
The Ensign Group, Inc.	834	78,905
The Joint Corp. (a)	247	3,453
U.S. Physical Therapy, Inc.	193	15,639
UnitedHealth Group, Inc.	14,081	7,465,465
Universal Health Services, Inc. Class B	992	139,763
		19,397,912
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,658	29,247
American Well Corp. (a)	3,911	11,068
Certara, Inc. (a)	1,587	25,503
Computer Programs & Systems, Inc. (a)	204	5,553
Definitive Healthcare Corp. (a)(b)	614	6,748
Doximity, Inc. (a)(b)	1,672	56,112
Evolent Health, Inc. (a)	1,254	35,212
GoodRx Holdings, Inc. (a)(b)	1,079	5,028
Health Catalyst, Inc. (a)	863	9,174
HealthStream, Inc. (a)	368	9,141
iCAD, Inc. (a)	233	426
MultiPlan Corp. Class A (a)(b)	3,604	4,145
Nextgen Healthcare, Inc. (a)	872	16,376
Phreesia, Inc. (a)	771	24,950
Schrodinger, Inc. (a)	814	15,214
Sharecare, Inc. Class A (a)	4,598	7,357
Simulations Plus, Inc.	225	8,228
Tabula Rasa HealthCare, Inc. (a)(b)	341	1,688
Teladoc Health, Inc. (a)(b)	2,443	57,777
Veeva Systems, Inc. Class A (a)	2,110	340,512
		669,459
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)(b)	1,415	51,563
Adaptive Biotechnologies Corp. (a)	1,581	12,079
Agilent Technologies, Inc.	4,498	673,126
Avantor, Inc. (a)	10,159	214,253
Azenta, Inc.	1,133	65,963
Berkeley Lights, Inc. (a)	501	1,343
Bio-Rad Laboratories, Inc. Class A (a)	324	136,239
Bio-Techne Corp.	2,368	196,260
BioLife Solutions, Inc. (a)	560	10,192
BioNano Genomics, Inc. (a)(b)	4,462	6,515
Bruker Corp.	1,519	103,824
Charles River Laboratories International, Inc. (a)	767	167,129
ChromaDex, Inc. (a)	829	1,393
Codexis, Inc. (a)	953	4,441
CryoPort, Inc. (a)(b)	750	13,013
Danaher Corp.	9,857	2,616,245
Frontage Holdings Corp. (a)(d)	10,000	3,694
Illumina, Inc. (a)	2,366	478,405
Inotiv, Inc. (a)(b)	248	1,225
IQVIA Holdings, Inc. (a)	2,809	575,536
Maravai LifeSciences Holdings, Inc. (a)	1,626	23,268
Medpace Holdings, Inc. (a)	379	80,503
Mettler-Toledo International, Inc. (a)	339	490,008
Nanostring Technologies, Inc. (a)	721	5,746
Nautilus Biotechnology, Inc. (a)	595	1,071
NeoGenomics, Inc. (a)	2,025	18,711
OmniAb, Inc. (a)	1,205	4,338
Pacific Biosciences of California, Inc. (a)(b)	3,055	24,990
PerkinElmer, Inc.	1,902	266,698
Personalis, Inc. (a)	499	988
Quanterix Corp. (a)	526	7,285
Quantum-Si, Inc. (a)(b)	1,415	2,589
Science 37 Holdings, Inc. (a)(b)	638	265
Seer, Inc. (a)	517	2,999
SomaLogic, Inc. Class A (a)	2,070	5,196
Sotera Health Co. (a)	1,433	11,937
Standard BioTools, Inc. (a)(b)	780	913
Syneos Health, Inc. (a)	1,549	56,817
Thermo Fisher Scientific, Inc.	5,898	3,247,970
Waters Corp. (a)	902	309,007
West Pharmaceutical Services, Inc.	1,116	262,651
		10,156,388
Pharmaceuticals - 4.3%
9 Meters Biopharma, Inc. (a)	1	1
Aclaris Therapeutics, Inc. (a)	729	11,482
Amneal Pharmaceuticals, Inc. (a)	1,316	2,619
Amphastar Pharmaceuticals, Inc. (a)	566	15,859
ANI Pharmaceuticals, Inc. (a)	196	7,885
Arvinas Holding Co. LLC (a)	731	25,008
Atea Pharmaceuticals, Inc. (a)	1,277	6,142
Athira Pharma, Inc. (a)	387	1,227
Axsome Therapeutics, Inc. (a)(b)	486	37,485
Bristol-Myers Squibb Co.	32,142	2,312,617
Cara Therapeutics, Inc. (a)	581	6,240
Cassava Sciences, Inc. (a)(b)	583	17,222
Catalent, Inc. (a)	2,701	121,572
Citius Pharmaceuticals, Inc. (a)(b)	1,564	1,236
Clearside Biomedical, Inc. (a)	985	1,103
Collegium Pharmaceutical, Inc. (a)	513	11,902
Corcept Therapeutics, Inc. (a)	1,440	29,246
CymaBay Therapeutics, Inc. (a)	1,295	8,120
DICE Therapeutics, Inc. (a)	391	12,199
Edgewise Therapeutics, Inc. (a)	459	4,103
Elanco Animal Health, Inc. (a)	6,728	82,216
Eli Lilly & Co.	11,873	4,343,618
Esperion Therapeutics, Inc. (a)(b)	825	5,140
Evolus, Inc. (a)(b)	514	3,860
Eyepoint Pharmaceuticals, Inc. (a)	312	1,092
Fulcrum Therapeutics, Inc. (a)(b)	384	2,796
Harmony Biosciences Holdings, Inc. (a)	436	24,024
Innoviva, Inc. (a)	947	12,548
Intra-Cellular Therapies, Inc. (a)	1,318	69,749
Jazz Pharmaceuticals PLC (a)	944	150,389
Johnson & Johnson	39,578	6,991,454
KemPharm, Inc. (a)(b)	457	2,098
Ligand Pharmaceuticals, Inc. Class B (a)	246	16,433
Liquidia Technologies, Inc. (a)	847	5,395
Marinus Pharmaceuticals, Inc. (a)(b)	397	1,580
Merck & Co., Inc.	38,134	4,230,967
Nektar Therapeutics (a)	2,694	6,088
NGM Biopharmaceuticals, Inc. (a)	583	2,927
Nuvation Bio, Inc. (a)(b)	1,978	3,798
Ocular Therapeutix, Inc. (a)	1,253	3,521
Omeros Corp. (a)(b)	1,073	2,425
Organon & Co.	3,830	106,972
Pacira Biosciences, Inc. (a)	690	26,641
Paratek Pharmaceuticals, Inc. (a)(b)	947	1,771
Perrigo Co. PLC	2,027	69,100
Pfizer, Inc.	84,488	4,329,165
Phathom Pharmaceuticals, Inc. (a)(b)	203	2,278
Phibro Animal Health Corp. Class A	264	3,540
Pliant Therapeutics, Inc. (a)	536	10,361
Prestige Brands Holdings, Inc. (a)	752	47,075
Provention Bio, Inc. (a)	1,196	12,642
Reata Pharmaceuticals, Inc. (a)(b)	405	15,386
Relmada Therapeutics, Inc. (a)	445	1,553
Revance Therapeutics, Inc. (a)	1,199	22,134
Royalty Pharma PLC	5,522	218,229
Seelos Therapeutics, Inc. (a)(b)	2,587	1,757
SIGA Technologies, Inc. (b)	576	4,239
Supernus Pharmaceuticals, Inc. (a)	836	29,820
Theravance Biopharma, Inc. (a)	792	8,886
Theseus Pharmaceuticals, Inc. (a)(b)	154	767
Tricida, Inc. (a)(b)	460	70
Ventyx Biosciences, Inc. (a)	349	11,444
Viatris, Inc.	18,259	203,223
Xeris Biopharma Holdings, Inc. (a)(b)	1,496	1,990
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	0
Zoetis, Inc. Class A	7,050	1,033,178
		24,757,607
TOTAL HEALTH CARE		88,118,141
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.8%
AAR Corp. (a)	501	22,495
Aerojet Rocketdyne Holdings, Inc. (a)	1,131	63,257
AeroVironment, Inc. (a)	374	32,037
AerSale Corp. (a)	269	4,363
Archer Aviation, Inc. Class A (a)(b)	1,914	3,579
Astra Space, Inc. Class A (a)(b)	1,572	682
Astronics Corp. (a)	337	3,471
Axon Enterprise, Inc. (a)	1,017	168,751
BWX Technologies, Inc.	1,372	79,686
Byrna Technologies, Inc. (a)	212	1,662
Cadre Holdings, Inc.	244	4,914
Curtiss-Wright Corp.	577	96,353
Ducommun, Inc. (a)	166	8,293
General Dynamics Corp.	3,383	839,356
HEICO Corp.	558	85,731
HEICO Corp. Class A	1,094	131,116
Hexcel Corp.	1,266	74,504
Howmet Aerospace, Inc.	5,558	219,041
Huntington Ingalls Industries, Inc.	600	138,408
Kaman Corp.	430	9,589
Kratos Defense & Security Solutions, Inc. (a)	1,996	20,599
L3Harris Technologies, Inc.	2,880	599,645
Lockheed Martin Corp.	3,552	1,728,012
Maxar Technologies, Inc.	1,123	58,104
Mercury Systems, Inc. (a)	870	38,924
Momentus, Inc. Class A (a)(b)	623	486
Moog, Inc. Class A	436	38,263
National Presto Industries, Inc.	83	5,682
Northrop Grumman Corp.	2,189	1,194,340
Park Aerospace Corp.	225	3,017
Parsons Corp. (a)	520	24,050
Raytheon Technologies Corp.	22,222	2,242,644
Rocket Lab U.S.A., Inc. Class A (a)(b)	3,468	13,074
Spirit AeroSystems Holdings, Inc. Class A	1,584	46,886
Textron, Inc.	3,184	225,427
The Boeing Co. (a)	8,403	1,600,687
TransDigm Group, Inc.	775	487,979
Triumph Group, Inc. (a)	944	9,931
V2X, Inc. (a)	186	7,680
Virgin Galactic Holdings, Inc. (a)(b)	3,606	12,549
Woodward, Inc.	907	87,625
		10,432,892
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	866	22,499
Atlas Air Worldwide Holdings, Inc. (a)	378	38,102
C.H. Robinson Worldwide, Inc.	1,865	170,759
Expeditors International of Washington, Inc.	2,466	256,267
FedEx Corp.	3,599	623,347
Forward Air Corp.	407	42,690
GXO Logistics, Inc. (a)	1,796	76,671
Hub Group, Inc. Class A (a)	515	40,937
United Parcel Service, Inc. Class B	11,018	1,915,369
		3,186,641
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,910	82,015
Allegiant Travel Co. (a)	248	16,862
American Airlines Group, Inc. (a)(b)	9,791	124,542
Blade Air Mobility, Inc. (a)	582	2,084
Delta Air Lines, Inc. (a)	9,652	317,165
Hawaiian Holdings, Inc. (a)	787	8,075
JetBlue Airways Corp. (a)	4,812	31,182
Joby Aviation, Inc. (a)(b)	4,196	14,057
SkyWest, Inc. (a)	757	12,498
Southwest Airlines Co.	8,929	300,639
Spirit Airlines, Inc. (a)	1,636	31,869
Sun Country Airlines Holdings, Inc. (a)	470	7,454
United Airlines Holdings, Inc. (a)	4,918	185,409
Wheels Up Experience, Inc. Class A (a)	2,849	2,934
		1,136,785
Building Products - 0.6%
A.O. Smith Corp.	1,934	110,702
AAON, Inc.	633	47,678
Advanced Drain Systems, Inc.	966	79,183
Allegion PLC	1,323	139,259
American Woodmark Corp. (a)	258	12,606
Apogee Enterprises, Inc.	329	14,627
Armstrong World Industries, Inc.	695	47,670
Builders FirstSource, Inc. (a)	2,351	152,533
Carlisle Companies, Inc.	777	183,100
Carrier Global Corp.	12,666	522,473
CSW Industrials, Inc.	233	27,012
Fortune Brands Home & Security, Inc.	1,950	111,365
Gibraltar Industries, Inc. (a)	465	21,334
Griffon Corp.	733	26,234
Hayward Holdings, Inc. (a)(b)	1,627	15,294
Insteel Industries, Inc.	310	8,531
Janus International Group, Inc. (a)	1,259	11,986
Jeld-Wen Holding, Inc. (a)	1,288	12,429
Johnson Controls International PLC	10,367	663,488
Lennox International, Inc.	485	116,027
Masco Corp.	3,395	158,445
Masonite International Corp. (a)	342	27,569
MasterBrand, Inc. (a)	1,950	14,723
Owens Corning	1,449	123,600
PGT Innovations, Inc. (a)	881	15,823
Quanex Building Products Corp.	496	11,745
Resideo Technologies, Inc. (a)	2,197	36,141
Simpson Manufacturing Co. Ltd.	651	57,718
Tecnoglass, Inc.	331	10,185
The AZEK Co., Inc. (a)(b)	1,681	34,158
Trane Technologies PLC	3,487	586,130
Trex Co., Inc. (a)	1,664	70,437
UFP Industries, Inc.	928	73,544
View, Inc. Class A (a)(b)	1,282	1,237
Zurn Elkay Water Solutions Cor	2,192	46,361
		3,591,347
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,007	44,731
ACCO Brands Corp.	1,412	7,893
ACV Auctions, Inc. Class A (a)	1,704	13,990
Aris Water Solution, Inc. Class A (b)	304	4,381
Aurora Innovation, Inc. (a)	5,821	7,043
Brady Corp. Class A	721	33,959
BrightView Holdings, Inc. (a)	630	4,341
Casella Waste Systems, Inc. Class A (a)	764	60,593
Cimpress PLC (a)	302	8,338
Cintas Corp.	1,294	584,396
Clean Harbors, Inc. (a)	758	86,503
Copart, Inc. (a)	6,444	392,375
CoreCivic, Inc. (a)	1,861	21,513
Deluxe Corp.	618	10,494
Driven Brands Holdings, Inc. (a)	842	22,995
Ennis, Inc.	382	8,465
Harsco Corp. (a)	1,264	7,951
Healthcare Services Group, Inc.	1,103	13,236
Heritage-Crystal Clean, Inc. (a)	236	7,665
HNI Corp.	624	17,740
IAA, Inc. (a)	2,017	80,680
Interface, Inc.	925	9,130
KAR Auction Services, Inc. (a)	1,726	22,524
Kimball International, Inc. Class B	490	3,185
Matthews International Corp. Class A	465	14,155
Millerknoll, Inc.	1,141	23,972
Montrose Environmental Group, Inc. (a)(b)	395	17,534
MSA Safety, Inc. (b)	555	80,025
Pitney Bowes, Inc.	2,485	9,443
Republic Services, Inc.	3,089	398,450
Rollins, Inc.	3,482	127,232
SP Plus Corp. (a)	332	11,527
Steelcase, Inc. Class A	1,265	8,944
Stericycle, Inc. (a)	1,391	69,397
Tetra Tech, Inc.	804	116,733
The Brink's Co.	712	38,242
The GEO Group, Inc. (a)	1,883	20,619
UniFirst Corp.	227	43,809
Viad Corp. (a)	292	7,122
VSE Corp.	166	7,782
Waste Management, Inc.	5,659	887,784
		3,356,891
Construction & Engineering - 0.3%
AECOM	2,097	178,098
Ameresco, Inc. Class A (a)(b)	503	28,741
API Group Corp. (a)	3,035	57,088
Arcosa, Inc.	729	39,614
Argan, Inc.	204	7,524
Comfort Systems U.S.A., Inc.	539	62,028
Construction Partners, Inc. Class A (a)	615	16,414
Dycom Industries, Inc. (a)	445	41,652
EMCOR Group, Inc.	741	109,750
Fluor Corp. (a)	2,138	74,103
Granite Construction, Inc.	659	23,111
Great Lakes Dredge & Dock Corp. (a)	972	5,783
IES Holdings, Inc. (a)	116	4,126
MasTec, Inc. (a)	861	73,469
Matrix Service Co. (a)	518	3,222
MDU Resources Group, Inc.	3,054	92,658
MYR Group, Inc. (a)	260	23,938
Northwest Pipe Co. (a)	161	5,426
NV5 Global, Inc. (a)	191	25,273
Primoris Services Corp.	782	17,157
Quanta Services, Inc.	2,153	306,803
Sterling Construction Co., Inc. (a)	436	14,301
Tutor Perini Corp. (a)	544	4,107
Valmont Industries, Inc.	321	106,145
Willscot Mobile Mini Holdings (a)	3,218	145,357
		1,465,888
Electrical Equipment - 0.7%
Acuity Brands, Inc.	494	81,811
Advent Technologies Holdings, Inc. Class A (a)(b)	851	1,540
American Superconductor Corp. (a)(b)	277	1,019
AMETEK, Inc.	3,457	483,012
Array Technologies, Inc. (a)	2,115	40,883
Atkore, Inc. (a)	623	70,661
AZZ, Inc.	364	14,633
Babcock & Wilcox Enterprises, Inc. (a)	1,193	6,884
Beam Global (a)	98	1,712
Bloom Energy Corp. Class A (a)(b)	2,659	50,840
ChargePoint Holdings, Inc. Class A (a)(b)	3,913	37,291
Eaton Corp. PLC	5,996	941,072
Emerson Electric Co.	8,902	855,126
Encore Wire Corp. (b)	286	39,342
Energous Corp. (a)(b)	1,508	1,261
EnerSys	620	45,781
Enovix Corp. (a)(b)	1,622	20,178
Eos Energy Enterprises, Inc. (a)(b)	619	916
ESS Tech, Inc. Class A (a)(b)	737	1,791
Fluence Energy, Inc. (a)(b)	515	8,832
FTC Solar, Inc. (a)(b)	532	1,426
FuelCell Energy, Inc. (a)(b)	5,874	16,330
Generac Holdings, Inc. (a)	962	96,835
GrafTech International Ltd.	2,861	13,618
Hubbell, Inc. Class B	808	189,621
KULR Technology Group, Inc. (a)(b)	962	1,154
nVent Electric PLC	2,512	96,637
Plug Power, Inc. (a)(b)	7,846	97,055
Powell Industries, Inc.	157	5,523
Regal Rexnord Corp.	1,002	120,220
Rockwell Automation, Inc.	1,738	447,657
Sensata Technologies, Inc. PLC	2,342	94,570
Shoals Technologies Group, Inc. (a)	1,577	38,905
Stem, Inc. (a)(b)	2,130	19,042
SunPower Corp. (a)(b)	1,322	23,836
Sunrun, Inc. (a)	3,174	76,239
Thermon Group Holdings, Inc. (a)	485	9,739
TPI Composites, Inc. (a)	561	5,689
Vertiv Holdings Co.	4,551	62,167
Vicor Corp. (a)	351	18,866
		4,139,714
Industrial Conglomerates - 0.8%
3M Co.	8,334	999,413
General Electric Co.	16,507	1,383,122
Honeywell International, Inc.	10,139	2,172,788
		4,555,323
Machinery - 2.0%
3D Systems Corp. (a)(b)	1,897	14,038
AGCO Corp.	933	129,398
Agrify Corp. (a)	1	0
Alamo Group, Inc.	153	21,665
Albany International Corp. Class A	473	46,633
Allison Transmission Holdings, Inc.	1,449	60,278
Altra Industrial Motion Corp.	984	58,794
Astec Industries, Inc.	353	14,353
Barnes Group, Inc.	754	30,801
Berkshire Grey, Inc. Class A (a)(b)	823	497
Blue Bird Corp. (a)	281	3,010
Caterpillar, Inc.	7,947	1,903,783
Chart Industries, Inc. (a)(b)	540	62,224
CIRCOR International, Inc. (a)	257	6,158
Columbus McKinnon Corp. (NY Shares)	420	13,637
Commercial Vehicle Group, Inc. (a)	513	3,494
Crane Holdings Co.	718	72,123
Cummins, Inc.	2,121	513,897
Deere & Co.	4,187	1,795,218
Desktop Metal, Inc. (a)(b)	3,728	5,070
Donaldson Co., Inc.	1,858	109,380
Douglas Dynamics, Inc.	341	12,331
Dover Corp.	2,162	292,756
Energy Recovery, Inc. (a)	820	16,802
Enerpac Tool Group Corp. Class A	903	22,981
EnPro Industries, Inc.	313	34,020
ESAB Corp.	680	31,906
ESCO Technologies, Inc.	389	34,053
Evoqua Water Technologies Corp. (a)	1,834	72,626
Federal Signal Corp.	912	42,381
Flowserve Corp.	1,970	60,440
Fortive Corp.	5,351	343,802
Franklin Electric Co., Inc.	586	46,734
Gates Industrial Corp. PLC (a)	1,468	16,750
Gorman-Rupp Co.	332	8,506
Graco, Inc.	2,548	171,378
Helios Technologies, Inc.	492	26,784
Hillenbrand, Inc.	1,050	44,804
Hillman Solutions Corp. Class A (a)	1,711	12,336
Hydrofarm Holdings Group, Inc. (a)(b)	473	733
Hyliion Holdings Corp. Class A (a)	1,763	4,125
Hyster-Yale Materials Handling, Inc. Class A	131	3,316
Hyzon Motors, Inc. Class A (a)(b)	1,117	1,731
IDEX Corp.	1,135	259,155
Illinois Tool Works, Inc.	4,240	934,072
Ingersoll Rand, Inc.	6,075	317,419
ITT, Inc.	1,250	101,375
John Bean Technologies Corp.	482	44,021
Kadant, Inc.	177	31,441
Kennametal, Inc.	1,245	29,955
Lightning eMotors, Inc. (a)(b)	455	167
Lincoln Electric Holdings, Inc.	870	125,706
Lindsay Corp.	166	27,033
Luxfer Holdings PLC sponsored	434	5,954
Manitowoc Co., Inc. (a)	461	4,223
Markforged Holding Corp. (a)	816	947
Microvast Holdings, Inc. (a)	2,997	4,585
Middleby Corp. (a)	813	108,861
Mueller Industries, Inc.	856	50,504
Mueller Water Products, Inc. Class A	2,375	25,555
Nikola Corp. (a)(b)	4,771	10,305
Nordson Corp.	813	193,266
Omega Flex, Inc.	49	4,573
Oshkosh Corp.	986	86,955
Otis Worldwide Corp.	6,321	494,998
PACCAR, Inc.	5,230	517,613
Parker Hannifin Corp.	1,932	562,212
Pentair PLC	2,483	111,685
Proterra, Inc. Class A (a)(b)	2,841	10,711
Proto Labs, Inc. (a)	401	10,238
RBC Bearings, Inc. (a)(b)	436	91,277
REV Group, Inc.	439	5,540
Sarcos Technology and Robotics Corp. Class A (a)	732	411
Shyft Group, Inc. (The)	486	12,082
Snap-On, Inc.	801	183,020
SPX Technologies, Inc. (a)	682	44,773
Standex International Corp.	176	18,024
Stanley Black & Decker, Inc.	2,227	167,292
Tennant Co.	277	17,055
Terex Corp.	1,039	44,386
The Greenbrier Companies, Inc.	500	16,765
Timken Co.	1,008	71,235
Titan International, Inc. (a)	741	11,352
Toro Co.	1,575	178,290
Trinity Industries, Inc. (b)	1,237	36,578
Velo3D, Inc. (a)(b)	755	1,351
Wabash National Corp.	699	15,797
Watts Water Technologies, Inc. Class A	413	60,393
Westinghouse Air Brake Tech Co.	2,739	273,380
Xos, Inc. Class A (a)	725	321
Xylem, Inc.	2,714	300,087
		11,788,684
Marine - 0.0%
Eagle Bulk Shipping, Inc.	151	7,541
Genco Shipping & Trading Ltd.	521	8,003
Kirby Corp. (a)	904	58,172
Matson, Inc.	587	36,693
Pangaea Logistics Solutions Ltd.	418	2,153
		112,562
Professional Services - 0.6%
Alight, Inc. Class A (a)	4,073	34,050
ASGN, Inc. (a)	757	61,680
Atlas Technical Consultants, Inc. (a)(b)	541	2,786
Barrett Business Services, Inc.	109	10,168
BlackSky Technology, Inc. Class A (a)(b)	1,070	1,648
Booz Allen Hamilton Holding Corp. Class A	1,989	207,890
CACI International, Inc. Class A (a)	352	105,808
CBIZ, Inc. (a)	772	36,168
Clarivate Analytics PLC (a)	6,511	54,302
CoStar Group, Inc. (a)	5,961	460,666
CRA International, Inc.	104	12,733
Dun & Bradstreet Holdings, Inc.	3,270	40,090
Equifax, Inc.	1,844	358,400
Exponent, Inc.	771	76,398
First Advantage Corp. (a)	854	11,102
Forrester Research, Inc. (a)	160	5,722
Franklin Covey Co. (a)	196	9,167
FTI Consulting, Inc. (a)	520	82,576
Heidrick & Struggles International, Inc.	297	8,307
HireRight Holdings Corp. (a)(b)	282	3,345
Huron Consulting Group, Inc. (a)	315	22,869
ICF International, Inc.	251	24,862
Insperity, Inc.	539	61,230
Jacobs Solutions, Inc.	1,922	230,775
KBR, Inc.	2,090	110,352
Kelly Services, Inc. Class A (non-vtg.)	514	8,687
Kforce, Inc.	301	16,504
Korn Ferry	838	42,420
Leidos Holdings, Inc.	2,052	215,850
Manpower, Inc.	779	64,821
Red Violet, Inc. (a)	129	2,970
Resources Connection, Inc.	452	8,308
Robert Half International, Inc.	1,651	121,893
Science Applications International Corp.	837	92,848
Skillsoft Corp. (a)	1,169	1,520
Spire Global, Inc. (a)(b)	1,242	1,192
TransUnion Holding Co., Inc.	2,900	164,575
TriNet Group, Inc. (a)	556	37,697
TrueBlue, Inc. (a)	466	9,124
Upwork, Inc. (a)	1,836	19,168
Verisk Analytics, Inc.	2,362	416,704
Willdan Group, Inc. (a)	167	2,981
		3,260,356
Road & Rail - 0.9%
ArcBest Corp.	368	25,775
Avis Budget Group, Inc. (a)	435	71,310
Bird Global, Inc. Class A (a)(b)	1,806	325
Covenant Transport Group, Inc. Class A	125	4,321
CSX Corp.	32,225	998,331
Daseke, Inc. (a)	1,005	5,718
Heartland Express, Inc.	679	10,416
J.B. Hunt Transport Services, Inc.	1,251	218,124
Knight-Swift Transportation Holdings, Inc. Class A	2,419	126,780
Landstar System, Inc.	549	89,432
Marten Transport Ltd.	893	17,664
Norfolk Southern Corp.	3,534	870,848
Old Dominion Freight Lines, Inc.	1,380	391,616
P.A.M. Transportation Services, Inc.	85	2,202
RXO, Inc. (a)	1,735	29,842
Ryder System, Inc.	771	64,432
Saia, Inc. (a)(b)	398	83,453
Schneider National, Inc. Class B	549	12,847
TuSimple Holdings, Inc. (a)	2,185	3,583
U-Haul Holding Co. (b)	148	8,908
U-Haul Holding Co. (non-vtg.)	1,332	73,233
U.S. Xpress Enterprises, Inc. (a)	158	286
Union Pacific Corp.	9,399	1,946,251
Werner Enterprises, Inc.	892	35,912
XPO, Inc. (a)	1,735	57,758
Yellow Corp. (a)(b)	575	1,443
		5,150,810
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	1,554	59,705
Applied Industrial Technologies, Inc.	579	72,971
Beacon Roofing Supply, Inc. (a)	761	40,173
BlueLinx Corp. (a)	137	9,742
Boise Cascade Co.	596	40,927
Core & Main, Inc. (a)(b)	1,133	21,878
Custom Truck One Source, Inc. Class A (a)	813	5,138
DXP Enterprises, Inc. (a)	248	6,832
Fastenal Co.	8,652	409,413
GATX Corp. (b)	530	56,360
Global Industrial Co.	237	5,577
GMS, Inc. (a)	647	32,221
H&E Equipment Services, Inc.	474	21,520
Herc Holdings, Inc.	392	51,575
Hudson Technologies, Inc. (a)	546	5,526
McGrath RentCorp.	365	36,040
MRC Global, Inc. (a)	1,326	15,355
MSC Industrial Direct Co., Inc. Class A	707	57,762
NOW, Inc. (a)	1,643	20,866
Rush Enterprises, Inc. Class A	645	33,721
SiteOne Landscape Supply, Inc. (a)	681	79,895
Textainer Group Holdings Ltd.	652	20,219
Titan Machinery, Inc. (a)	301	11,959
Transcat, Inc. (a)	110	7,796
Triton International Ltd.	930	63,965
United Rentals, Inc. (a)	1,054	374,613
Univar Solutions, Inc. (a)	2,517	80,041
Veritiv Corp.	209	25,437
W.W. Grainger, Inc.	681	378,806
Watsco, Inc. (b)	501	124,949
WESCO International, Inc. (a)	674	84,385
		2,255,367
TOTAL INDUSTRIALS		54,433,260
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc. (b)	1,031	19,372
Arista Networks, Inc. (a)	3,712	450,451
Aviat Networks, Inc. (a)	159	4,959
CalAmp Corp. (a)	633	2,836
Calix, Inc. (a)	863	59,055
Cambium Networks Corp. (a)	136	2,947
Casa Systems, Inc. (a)(b)	679	1,854
Ciena Corp. (a)	2,257	115,062
Cisco Systems, Inc.	62,337	2,969,735
Clearfield, Inc. (a)	171	16,098
CommScope Holding Co., Inc. (a)	3,114	22,888
Comtech Telecommunications Corp.	332	4,030
Digi International, Inc. (a)	517	18,896
DZS, Inc. (a)(b)	280	3,550
EMCORE Corp. (a)	571	550
Extreme Networks, Inc. (a)	1,977	36,199
F5, Inc. (a)	897	128,728
Harmonic, Inc. (a)	1,565	20,502
Infinera Corp. (a)(b)	3,043	20,510
Inseego Corp. (a)(b)	1,075	906
Juniper Networks, Inc.	4,853	155,102
Lantronix, Inc. (a)	295	1,274
Lumentum Holdings, Inc. (a)	1,040	54,257
Motorola Solutions, Inc.	2,511	647,110
NETGEAR, Inc. (a)	434	7,860
NetScout Systems, Inc. (a)	1,012	32,900
Ondas Holdings, Inc. (a)(b)	487	774
Ribbon Communications, Inc. (a)	1,040	2,902
ViaSat, Inc. (a)(b)	1,139	36,049
Viavi Solutions, Inc. (a)	3,433	36,081
		4,873,437
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	266	2,027
Advanced Energy Industries, Inc.	566	48,551
Aeva Technologies, Inc. (a)	1,433	1,949
AEye, Inc. Class A (a)(b)	1,328	638
Akoustis Technologies, Inc. (a)(b)	758	2,138
Alpine 4 Holdings, Inc. (a)(b)	2,141	1,132
Amphenol Corp. Class A	8,954	681,758
Arlo Technologies, Inc. (a)	1,233	4,328
Arrow Electronics, Inc. (a)	968	101,224
Avnet, Inc.	1,430	59,459
Badger Meter, Inc.	442	48,191
Belden, Inc.	657	47,238
Benchmark Electronics, Inc.	512	13,665
CDW Corp.	2,037	363,767
Cognex Corp.	2,615	123,193
Coherent Corp. (a)	1,957	68,691
Corning, Inc.	11,457	365,937
CTS Corp.	478	18,843
Daktronics, Inc. (a)	549	1,548
ePlus, Inc. (a)	398	17,623
Evolv Technologies Holdings, Inc. (a)	851	2,204
Fabrinet (a)	556	71,290
FARO Technologies, Inc. (a)	283	8,323
Focus Universal, Inc. (a)(b)	221	1,417
Identiv, Inc. (a)	370	2,679
Insight Enterprises, Inc. (a)	457	45,823
IPG Photonics Corp. (a)	501	47,430
Itron, Inc. (a)	676	34,239
Jabil, Inc.	2,075	141,515
Keysight Technologies, Inc. (a)	2,710	463,600
Kimball Electronics, Inc. (a)	393	8,878
Knowles Corp. (a)	1,404	23,054
Lightwave Logic, Inc. (a)(b)	1,775	7,650
Littelfuse, Inc.	374	82,355
Methode Electronics, Inc. Class A	553	24,537
MicroVision, Inc. (a)(b)	2,363	5,553
Mirion Technologies, Inc. Class A (a)(b)	1,946	12,863
Napco Security Technologies, Inc.	425	11,679
National Instruments Corp.	1,989	73,394
nLIGHT, Inc. (a)	658	6,672
Novanta, Inc. (a)	538	73,098
OSI Systems, Inc. (a)	236	18,767
Ouster, Inc. (a)(b)	911	786
Par Technology Corp. (a)(b)	372	9,698
PC Connection, Inc.	166	7,785
Plexus Corp. (a)	418	43,025
Rogers Corp. (a)	281	33,535
Sanmina Corp. (a)	871	49,900
ScanSource, Inc. (a)	375	10,958
Smartrent, Inc. (a)	1,428	3,470
TD SYNNEX Corp.	647	61,277
TE Connectivity Ltd.	4,816	552,877
Teledyne Technologies, Inc. (a)	706	282,336
Trimble, Inc. (a)	3,737	188,943
TTM Technologies, Inc. (a)	1,524	22,982
Velodyne Lidar, Inc. (a)	3,338	2,466
Vishay Intertechnology, Inc.	1,978	42,665
Vishay Precision Group, Inc. (a)	201	7,769
Vontier Corp.	2,393	46,257
Zebra Technologies Corp. Class A (a)	781	200,256
		4,705,905
IT Services - 4.4%
Accenture PLC Class A	9,523	2,541,117
Affirm Holdings, Inc. (a)(b)	3,104	30,016
Akamai Technologies, Inc. (a)	2,395	201,899
Amdocs Ltd.	1,846	167,801
Automatic Data Processing, Inc.	6,255	1,494,069
BigCommerce Holdings, Inc. (a)	891	7,787
Block, Inc. Class A (a)	7,977	501,275
Brightcove, Inc. (a)	548	2,866
Broadridge Financial Solutions, Inc.	1,766	236,874
Cantaloupe, Inc. (a)	866	3,767
Cass Information Systems, Inc.	187	8,568
Cloudflare, Inc. (a)	4,263	192,730
Cognizant Technology Solutions Corp. Class A	7,797	445,910
Concentrix Corp.	645	85,888
Conduent, Inc. (a)	2,442	9,890
CSG Systems International, Inc.	477	27,284
Cyxtera Technologies, Inc. Class A (a)	571	1,096
Digitalocean Holdings, Inc. (a)(b)	918	23,381
DXC Technology Co. (a)	3,463	91,770
Edgio, Inc. (a)	2,226	2,515
EPAM Systems, Inc. (a)	864	283,167
Euronet Worldwide, Inc. (a)	712	67,199
EVERTEC, Inc.	987	31,959
EVO Payments, Inc. Class A (a)	713	24,128
Exela Technologies, Inc. (a)(b)	266	22
ExlService Holdings, Inc. (a)	498	84,376
Fastly, Inc. Class A (a)	1,662	13,612
Fidelity National Information Services, Inc.	9,154	621,099
Fiserv, Inc. (a)	9,630	973,304
FleetCor Technologies, Inc. (a)	1,130	207,558
Gartner, Inc. (a)	1,192	400,679
Genpact Ltd.	2,542	117,745
Global Payments, Inc.	4,174	414,562
GoDaddy, Inc. (a)	2,354	176,126
Grid Dynamics Holdings, Inc. (a)	676	7,585
Hackett Group, Inc.	404	8,229
i3 Verticals, Inc. Class A (a)	305	7,424
IBM Corp.	13,595	1,915,400
Information Services Group, Inc.	409	1,881
International Money Express, Inc. (a)	506	12,331
Jack Henry & Associates, Inc.	1,097	192,589
Kyndryl Holdings, Inc. (a)	3,037	33,771
Marqeta, Inc. Class A (a)	6,060	37,027
MasterCard, Inc. Class A	12,845	4,466,592
Maximus, Inc.	911	66,804
MoneyGram International, Inc. (a)	1,395	15,192
MongoDB, Inc. Class A (a)	1,026	201,958
Okta, Inc. (a)	2,273	155,314
Paya Holdings, Inc. (a)	1,262	9,932
Paychex, Inc.	4,824	557,461
Paymentus Holdings, Inc. (a)(b)	165	1,322
PayPal Holdings, Inc. (a)	17,413	1,240,154
Perficient, Inc. (a)	520	36,312
Rackspace Technology, Inc. (a)(b)	853	2,516
Repay Holdings Corp. (a)	1,112	8,952
Sabre Corp. (a)(b)	4,889	30,214
Shift4 Payments, Inc. (a)	766	42,842
Snowflake, Inc. (a)	4,263	611,911
Squarespace, Inc. Class A (a)	670	14,854
SS&C Technologies Holdings, Inc.	3,345	174,141
TaskUs, Inc. (a)	414	6,997
The Western Union Co. (b)	5,825	80,210
Toast, Inc. (a)	4,542	81,892
Ttec Holdings, Inc.	273	12,047
Tucows, Inc. (a)(b)	148	5,020
Twilio, Inc. Class A (a)	2,611	127,835
Unisys Corp. (a)	1,001	5,115
VeriSign, Inc. (a)	1,405	288,643
Verra Mobility Corp. (a)	2,118	29,292
Visa, Inc. Class A	24,613	5,113,597
WEX, Inc. (a)	666	108,991
		25,204,386
Semiconductors & Semiconductor Equipment - 4.6%
ACM Research, Inc.	537	4,140
Advanced Micro Devices, Inc. (a)	24,306	1,574,300
AEHR Test Systems (a)	379	7,618
Allegro MicroSystems LLC (a)	987	29,630
Alpha & Omega Semiconductor Ltd. (a)	319	9,114
Ambarella, Inc. (a)	546	44,898
Amkor Technology, Inc.	1,514	36,306
Analog Devices, Inc.	7,821	1,282,879
Applied Materials, Inc.	13,098	1,275,483
Atomera, Inc. (a)(b)	287	1,785
Axcelis Technologies, Inc. (a)	496	39,363
AXT, Inc. (a)	642	2,812
Broadcom, Inc.	6,078	3,398,392
CEVA, Inc. (a)	338	8,646
Cirrus Logic, Inc. (a)	843	62,787
Cohu, Inc. (a)	734	23,525
Diodes, Inc. (a)	687	52,308
Enphase Energy, Inc. (a)	2,039	540,253
Entegris, Inc.	2,245	147,250
Everspin Technologies, Inc. (a)	266	1,479
First Solar, Inc. (a)	1,492	223,487
FormFactor, Inc. (a)	1,170	26,009
Ichor Holdings Ltd. (a)	429	11,506
Impinj, Inc. (a)	311	33,955
indie Semiconductor, Inc. (a)(b)	951	5,544
Intel Corp.	61,810	1,633,638
KLA Corp.	2,135	804,959
Kopin Corp. (a)	1,131	1,402
Kulicke & Soffa Industries, Inc. (b)	878	38,860
Lam Research Corp.	2,062	866,659
Lattice Semiconductor Corp. (a)	2,072	134,431
MACOM Technology Solutions Holdings, Inc. (a)	769	48,432
Marvell Technology, Inc.	12,799	474,075
MaxLinear, Inc. Class A (a)	1,119	37,990
Meta Materials, Inc. (a)(b)	5,214	6,205
Microchip Technology, Inc.	8,318	584,340
Micron Technology, Inc.	16,607	830,018
MKS Instruments, Inc.	864	73,207
Monolithic Power Systems, Inc.	670	236,919
Navitas Semiconductor Corp. (a)(b)	1,263	4,433
NVE Corp.	68	4,403
NVIDIA Corp.	37,697	5,509,040
NXP Semiconductors NV	3,952	624,535
onsemi (a)	6,524	406,902
Onto Innovation, Inc. (a)	747	50,863
PDF Solutions, Inc. (a)	426	12,150
Photronics, Inc. (a)	901	15,164
Pixelworks, Inc. (a)	728	1,289
Power Integrations, Inc.	864	61,966
Qorvo, Inc. (a)	1,555	140,945
Qualcomm, Inc.	16,906	1,858,646
Rambus, Inc. (a)	1,661	59,497
Rockley Photonics Holdings Ltd. (a)(b)	1,172	164
Semtech Corp. (a)	953	27,342
Silicon Laboratories, Inc. (a)	515	69,870
SiTime Corp. (a)	236	23,982
SkyWater Technology, Inc. (a)(b)	125	889
Skyworks Solutions, Inc.	2,417	220,261
SMART Global Holdings, Inc. (a)(b)	728	10,833
SolarEdge Technologies, Inc. (a)	838	237,380
Synaptics, Inc. (a)	599	57,001
Teradyne, Inc.	2,364	206,495
Texas Instruments, Inc.	13,753	2,272,271
Ultra Clean Holdings, Inc. (a)	727	24,100
Universal Display Corp.	657	70,982
Veeco Instruments, Inc. (a)	747	13,879
Wolfspeed, Inc. (a)(b)	1,862	128,552
		26,728,438
Software - 8.1%
8x8, Inc. (a)	1,865	8,057
A10 Networks, Inc.	1,035	17,212
ACI Worldwide, Inc. (a)	1,719	39,537
Adeia, Inc.	1,582	14,997
Adobe, Inc. (a)	7,046	2,371,190
Agilysys, Inc. (a)	287	22,713
Alarm.com Holdings, Inc. (a)	749	37,061
Altair Engineering, Inc. Class A (a)(b)	784	35,648
Alteryx, Inc. Class A (a)	907	45,958
American Software, Inc. Class A	629	9,234
Amplitude, Inc. (a)(b)	841	10,159
ANSYS, Inc. (a)	1,312	316,966
AppFolio, Inc. (a)	274	28,874
Appian Corp. Class A (a)(b)	619	20,155
Asana, Inc. (a)(b)	1,113	15,326
Aspen Technology, Inc. (a)	435	89,349
Autodesk, Inc. (a)	3,271	611,252
Avaya Holdings Corp. (a)(b)	1,122	220
AvePoint, Inc. (a)	1,377	5,659
Benefitfocus, Inc. (a)	427	4,466
Bentley Systems, Inc. Class B	2,960	109,402
Bill.Com Holdings, Inc. (a)	1,414	154,069
Black Knight, Inc. (a)	2,346	144,866
Blackbaud, Inc. (a)	663	39,024
BlackLine, Inc. (a)	813	54,691
Box, Inc. Class A (a)	2,168	67,490
C3.ai, Inc. (a)(b)	1,306	14,614
Cadence Design Systems, Inc. (a)	4,122	662,158
Cerence, Inc. (a)(b)	571	10,581
Ceridian HCM Holding, Inc. (a)	2,307	147,994
Clear Secure, Inc. (b)	1,062	29,131
Clearwater Analytics Holdings, Inc. (a)(b)	827	15,506
CommVault Systems, Inc. (a)	674	42,354
Confluent, Inc. (a)	2,130	47,371
Consensus Cloud Solutions, Inc. (a)	267	14,354
CoreCard Corp. (a)	67	1,941
Couchbase, Inc. (a)	419	5,556
Coupa Software, Inc. (a)	1,136	89,937
Crowdstrike Holdings, Inc. (a)	3,214	338,402
CS Disco, Inc. (a)(b)	211	1,334
Datadog, Inc. Class A (a)	3,723	273,641
Digimarc Corp. (a)(b)	261	4,826
Digital Turbine, Inc. (a)	1,333	20,315
DocuSign, Inc. (a)	3,013	166,980
Dolby Laboratories, Inc. Class A	926	65,320
Domo, Inc. Class B (a)	443	6,308
Dropbox, Inc. Class A (a)	4,149	92,855
Duck Creek Technologies, Inc. (a)	1,097	13,219
Dynatrace, Inc. (a)	3,031	116,087
E2open Parent Holdings, Inc. (a)	2,662	15,626
Ebix, Inc. (b)	378	7,545
eGain Communications Corp. (a)	291	2,628
Elastic NV (a)	1,159	59,689
Embark Technology, Inc. (a)(b)	126	415
Enfusion, Inc. Class A (a)	226	2,185
Envestnet, Inc. (a)	830	51,211
Everbridge, Inc. (a)	599	17,718
Fair Isaac Corp. (a)	380	227,460
Five9, Inc. (a)	1,051	71,321
ForgeRock, Inc. (a)	458	10,429
Fortinet, Inc. (a)	9,854	481,762
Freshworks, Inc. (a)(b)	2,188	32,185
Gen Digital, Inc.	8,907	190,877
GitLab, Inc. (a)(b)	806	36,625
Guidewire Software, Inc. (a)	1,264	79,076
HubSpot, Inc. (a)	723	209,041
Intapp, Inc. (a)	256	6,385
InterDigital, Inc.	440	21,771
Intuit, Inc.	4,247	1,653,017
IronNet, Inc. Class A (a)(b)	651	150
Jamf Holding Corp. (a)	714	15,208
KnowBe4, Inc. (a)	1,176	29,141
Latch, Inc. (a)	1,114	791
Life360, Inc. unit (a)(d)	2,826	9,289
LivePerson, Inc. (a)	1,005	10,191
Liveramp Holdings, Inc. (a)	1,012	23,721
Manhattan Associates, Inc. (a)	945	114,723
Marathon Digital Holdings, Inc. (a)(b)	1,625	5,558
Matterport, Inc. (a)(b)	3,173	8,884
MeridianLink, Inc. (a)(b)	334	4,586
Microsoft Corp.	112,272	26,925,071
MicroStrategy, Inc. Class A (a)(b)	141	19,961
Mitek Systems, Inc. (a)	690	6,686
Model N, Inc. (a)	515	20,888
Momentive Global, Inc. (a)	1,895	13,265
N-able, Inc. (a)	960	9,869
nCino, Inc. (a)(b)	1,150	30,406
NCR Corp. (a)	2,065	48,342
New Relic, Inc. (a)	861	48,603
Nutanix, Inc. Class A (a)	3,378	87,997
Olo, Inc. (a)(b)	1,465	9,156
ON24, Inc. (a)	728	6,283
Onespan, Inc. (a)	549	6,143
Oracle Corp.	22,866	1,869,067
Pagerduty, Inc. (a)	1,182	31,394
Palantir Technologies, Inc. (a)(b)	26,327	169,019
Palo Alto Networks, Inc. (a)	4,499	627,790
Paycom Software, Inc. (a)	733	227,457
Paycor HCM, Inc. (a)(b)	698	17,080
Paylocity Holding Corp. (a)	617	119,858
Pegasystems, Inc.	627	21,468
PowerSchool Holdings, Inc. (a)	516	11,909
Progress Software Corp.	660	33,297
PROS Holdings, Inc. (a)	592	14,362
PTC, Inc. (a)	1,591	190,984
Q2 Holdings, Inc. (a)	856	23,001
Qualtrics International, Inc. (a)	1,699	17,636
Qualys, Inc. (a)	526	59,033
Rapid7, Inc. (a)	907	30,820
Rekor Systems, Inc. (a)(b)	514	617
Rimini Street, Inc. (a)	853	3,250
RingCentral, Inc. (a)	1,161	41,099
Riot Blockchain, Inc. (a)(b)	2,149	7,285
Roper Technologies, Inc.	1,595	689,184
Salesforce.com, Inc. (a)	14,979	1,986,066
SecureWorks Corp. (a)	143	914
Semrush Holdings, Inc. (a)(b)	435	3,541
SentinelOne, Inc. (a)	3,013	43,960
ServiceNow, Inc. (a)	3,041	1,180,729
ShotSpotter, Inc. (a)	145	4,905
Smartsheet, Inc. (a)	1,953	76,870
Smith Micro Software, Inc. (a)(b)	683	1,434
SolarWinds, Inc. (a)	737	6,898
Splunk, Inc. (a)	2,230	191,981
Sprinklr, Inc. (a)	809	6,610
Sprout Social, Inc. (a)	702	39,635
SPS Commerce, Inc. (a)	543	69,737
Sumo Logic, Inc. (a)	1,712	13,867
Synopsys, Inc. (a)	2,303	735,325
Telos Corp. (a)	854	4,347
Tenable Holdings, Inc. (a)	1,683	64,206
Teradata Corp. (a)	1,554	52,308
Tyler Technologies, Inc. (a)	626	201,829
UiPath, Inc. Class A (a)	5,235	66,537
Unity Software, Inc. (a)(b)	2,697	77,107
Upland Software, Inc. (a)	375	2,674
Varonis Systems, Inc. (a)	1,658	39,693
Verint Systems, Inc. (a)	968	35,119
Veritone, Inc. (a)(b)	400	2,120
Vertex, Inc. Class A (a)	459	6,660
Vobile Group Ltd. (a)	16,000	6,845
Workday, Inc. Class A (a)	2,997	501,488
Workiva, Inc. (a)	687	57,687
Xperi, Inc. (a)	632	5,442
Yext, Inc. (a)	1,695	11,068
Zoom Video Communications, Inc. Class A (a)	3,337	226,048
Zscaler, Inc. (a)	1,260	140,994
Zuora, Inc. (a)	1,775	11,289
		47,167,780
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	227,417	29,548,253
Avid Technology, Inc. (a)	512	13,614
Corsair Gaming, Inc. (a)(b)	513	6,961
Dell Technologies, Inc.	4,004	161,041
Diebold Nixdorf, Inc. (a)(b)	1,198	1,701
Eastman Kodak Co. (a)	1,005	3,065
Hewlett Packard Enterprise Co.	19,558	312,146
HP, Inc.	13,702	368,173
Immersion Corp.	547	3,845
IonQ, Inc. (a)(b)	2,415	8,332
NetApp, Inc.	3,311	198,859
Pure Storage, Inc. Class A (a)	4,190	112,124
Quantum Corp. (a)	905	986
Seagate Technology Holdings PLC	2,945	154,936
Turtle Beach Corp. (a)	218	1,563
Western Digital Corp. (a)	4,719	148,884
Xerox Holdings Corp.	1,686	24,616
		31,069,099
TOTAL INFORMATION TECHNOLOGY		139,749,045
MATERIALS - 2.9%
Chemicals - 1.8%
AdvanSix, Inc.	408	15,512
Air Products & Chemicals, Inc.	3,338	1,028,972
Albemarle Corp.	1,763	382,324
American Vanguard Corp.	461	10,008
Amyris, Inc. (a)(b)	3,277	5,014
Ashland, Inc.	748	80,432
Aspen Aerogels, Inc. (a)(b)	459	5,412
Avient Corp.	1,293	43,652
Axalta Coating Systems Ltd. (a)	3,324	84,662
Balchem Corp.	485	59,223
Cabot Corp.	849	56,747
Celanese Corp. Class A	1,503	153,667
CF Industries Holdings, Inc.	3,000	255,600
Chase Corp.	127	10,955
Corteva, Inc.	10,814	635,647
Danimer Scientific, Inc. (a)(b)	1,387	2,483
Dow, Inc.	10,811	544,766
DuPont de Nemours, Inc.	7,535	517,127
Eastman Chemical Co.	1,850	150,664
Ecolab, Inc.	3,732	543,230
Ecovyst, Inc. (a)	1,127	9,985
Element Solutions, Inc.	3,450	62,756
FMC Corp.	1,896	236,621
FutureFuel Corp.	353	2,870
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	11,438	19,330
H.B. Fuller Co. (b)	802	57,439
Hawkins, Inc.	291	11,233
Huntsman Corp.	2,852	78,373
Ingevity Corp. (a)	540	38,038
Innospec, Inc.	374	38,470
International Flavors & Fragrances, Inc.	3,839	402,481
Intrepid Potash, Inc. (a)	128	3,695
Koppers Holdings, Inc.	334	9,419
Kronos Worldwide, Inc. (b)	304	2,858
Linde PLC	7,501	2,446,676
Livent Corp. (a)(b)	2,700	53,649
Loop Industries, Inc. (a)(b)	297	710
LSB Industries, Inc. (a)	606	8,060
LyondellBasell Industries NV Class A	3,829	317,922
Mativ, Inc.	802	16,762
Minerals Technologies, Inc.	497	30,178
NewMarket Corp.	103	32,044
Olin Corp.	2,034	107,680
Origin Materials, Inc. Class A (a)	1,743	8,035
Orion Engineered Carbons SA	924	16,456
Perimeter Solutions SA (a)	2,264	20,693
PPG Industries, Inc.	3,538	444,868
PureCycle Technologies, Inc. (a)(b)	2,102	14,210
Quaker Houghton (b)	202	33,714
Rayonier Advanced Materials, Inc. (a)	864	8,294
RPM International, Inc.	1,942	189,248
Sensient Technologies Corp.	634	46,231
Sherwin-Williams Co.	3,551	842,759
Stepan Co.	319	33,961
The Chemours Co. LLC	2,338	71,590
The Mosaic Co.	5,199	228,080
The Scotts Miracle-Gro Co. Class A (b)	612	29,737
Tredegar Corp.	319	3,260
Trinseo PLC	546	12,400
Tronox Holdings PLC	1,731	23,732
Valvoline, Inc.	2,667	87,078
Westlake Corp.	521	53,423
		10,741,115
Construction Materials - 0.1%
Eagle Materials, Inc.	568	75,459
Martin Marietta Materials, Inc.	939	317,354
Summit Materials, Inc.	1,812	51,443
Vulcan Materials Co.	2,000	350,220
		794,476
Containers & Packaging - 0.4%
Amcor PLC	22,599	269,154
Aptargroup, Inc.	984	108,220
Ardagh Metal Packaging SA	2,186	10,515
Avery Dennison Corp.	1,224	221,544
Ball Corp.	4,734	242,097
Berry Global Group, Inc.	1,888	114,092
Crown Holdings, Inc.	1,825	150,033
Graphic Packaging Holding Co.	4,632	103,062
Greif, Inc. Class A	404	27,092
International Paper Co.	5,452	188,803
Myers Industries, Inc.	509	11,315
O-I Glass, Inc. (a)	2,363	39,155
Packaging Corp. of America	1,412	180,609
Pactiv Evergreen, Inc.	605	6,873
Ranpak Holdings Corp. (A Shares) (a)	494	2,850
Sealed Air Corp.	2,192	109,337
Silgan Holdings, Inc.	1,260	65,318
Sonoco Products Co.	1,463	88,819
TriMas Corp.	643	17,837
WestRock Co.	3,833	134,768
		2,091,493
Metals & Mining - 0.6%
Alcoa Corp.	2,710	123,224
Alpha Metallurgical Resources	234	34,255
Arconic Corp. (a)	1,541	32,608
ATI, Inc. (a)	1,952	58,287
Carpenter Technology Corp.	715	26,412
Century Aluminum Co. (a)(b)	828	6,773
Cleveland-Cliffs, Inc. (a)	7,795	125,577
Coeur d'Alene Mines Corp. (a)	4,085	13,726
Commercial Metals Co.	1,814	87,616
Compass Minerals International, Inc.	510	20,910
Coronado Global Resources, Inc. unit (d)	13,031	17,619
Freeport-McMoRan, Inc.	21,529	818,102
Gatos Silver, Inc. (a)	550	2,250
Gold Resource Corp.	1,744	2,668
Haynes International, Inc.	197	9,001
Hecla Mining Co.	8,447	46,965
Kaiser Aluminum Corp.	234	17,775
Materion Corp.	309	27,041
McEwen Mining, Inc. (a)(b)	494	2,895
MP Materials Corp. (a)(b)	1,393	33,822
Newmont Corp.	11,946	563,851
Nucor Corp.	3,941	519,463
Olympic Steel, Inc.	117	3,929
Piedmont Lithium, Inc. (a)(b)	256	11,269
Reliance Steel & Aluminum Co.	907	183,613
Royal Gold, Inc.	987	111,255
Ryerson Holding Corp.	330	9,986
Schnitzer Steel Industries, Inc. Class A	399	12,229
Steel Dynamics, Inc.	2,612	255,192
SunCoke Energy, Inc.	1,215	10,485
TimkenSteel Corp. (a)	599	10,884
United States Steel Corp.	3,575	89,554
Warrior Metropolitan Coal, Inc.	785	27,192
Worthington Industries, Inc. (b)	475	23,612
		3,340,040
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	250	9,453
Glatfelter Corp.	768	2,135
Louisiana-Pacific Corp.	1,115	66,008
Mercer International, Inc. (SBI)	571	6,646
Resolute Forest Products, Inc. (a)	649	14,012
Sylvamo Corp.	498	24,198
		122,452
TOTAL MATERIALS		17,089,576
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	1,541	22,113
Agree Realty Corp. (b)	1,207	85,613
Alexander & Baldwin, Inc.	1,124	21,053
Alexanders, Inc.	34	7,482
Alexandria Real Estate Equities, Inc.	2,238	326,009
American Assets Trust, Inc.	803	21,280
American Homes 4 Rent Class A	4,572	137,800
American Tower Corp.	7,010	1,485,139
Americold Realty Trust	4,066	115,108
Apartment Income (REIT) Corp.	2,334	80,080
Apartment Investment & Management Co. Class A	2,225	15,842
Apple Hospitality (REIT), Inc.	3,216	50,748
Armada Hoffler Properties, Inc.	986	11,339
Ashford Hospitality Trust, Inc. (a)	553	2,472
AvalonBay Communities, Inc.	2,108	340,484
Boston Properties, Inc.	2,152	145,432
Braemar Hotels & Resorts, Inc.	952	3,913
Brandywine Realty Trust (SBI)	2,578	15,855
Brixmor Property Group, Inc.	4,532	102,740
Broadstone Net Lease, Inc.	2,640	42,794
Camden Property Trust (SBI)	1,609	180,015
CareTrust (REIT), Inc.	1,482	27,536
CBL & Associates Properties, Inc. (b)	376	8,678
Centerspace	233	13,670
Chatham Lodging Trust	765	9,387
City Office REIT, Inc.	645	5,405
Community Healthcare Trust, Inc.	358	12,816
Corporate Office Properties Trust (SBI)	1,703	44,176
Cousins Properties, Inc.	2,289	57,889
Crown Castle International Corp.	6,521	884,508
CTO Realty Growth, Inc.	255	4,661
CubeSmart	3,390	136,448
DiamondRock Hospitality Co.	3,186	26,093
Digital Realty Trust, Inc.	4,330	434,169
Diversified Healthcare Trust (SBI)	3,108	2,010
Douglas Emmett, Inc.	2,664	41,772
Easterly Government Properties, Inc.	1,390	19,835
EastGroup Properties, Inc.	659	97,572
Elme Communities (SBI)	1,315	23,407
Empire State Realty Trust, Inc.	2,042	13,763
EPR Properties	1,137	42,888
Equinix, Inc.	1,372	898,701
Equity Commonwealth	1,675	41,825
Equity Lifestyle Properties, Inc.	2,639	170,479
Equity Residential (SBI)	5,103	301,077
Essential Properties Realty Trust, Inc.	2,167	50,859
Essex Property Trust, Inc.	982	208,105
Extra Space Storage, Inc.	2,018	297,009
Farmland Partners, Inc.	791	9,856
Federal Realty Investment Trust (SBI)	1,101	111,245
First Industrial Realty Trust, Inc.	2,004	96,713
Four Corners Property Trust, Inc.	1,284	33,294
Franklin Street Properties Corp.	1,230	3,358
Gaming & Leisure Properties	3,852	200,651
Getty Realty Corp.	666	22,544
Gladstone Commercial Corp.	570	10,545
Gladstone Land Corp.	444	8,147
Global Medical REIT, Inc.	926	8,778
Global Net Lease, Inc.	1,603	20,150
Healthcare Trust of America, Inc.	5,748	110,764
Healthpeak Properties, Inc.	8,138	204,020
Hersha Hospitality Trust	494	4,209
Highwoods Properties, Inc. (SBI)	1,605	44,908
Host Hotels & Resorts, Inc.	10,769	172,842
Hudson Pacific Properties, Inc.	1,935	18,828
Independence Realty Trust, Inc.	3,343	56,363
Indus Realty Trust, Inc. (b)	108	6,857
Industrial Logistics Properties Trust	987	3,227
InvenTrust Properties Corp.	1,007	23,836
Invitation Homes, Inc.	8,744	259,172
Iron Mountain, Inc.	4,380	218,343
iStar Financial, Inc.	1,190	9,080
JBG SMITH Properties	1,518	28,812
Kilroy Realty Corp.	1,593	61,601
Kimco Realty Corp.	9,337	197,758
Kite Realty Group Trust	3,323	69,949
Lamar Advertising Co. Class A	1,315	124,136
Life Storage, Inc.	1,274	125,489
LTC Properties, Inc.	600	21,318
LXP Industrial Trust (REIT)	4,280	42,886
Medical Properties Trust, Inc.	9,049	100,806
Mid-America Apartment Communities, Inc.	1,741	273,320
National Health Investors, Inc.	668	34,883
National Retail Properties, Inc.	2,675	122,408
National Storage Affiliates Trust	1,313	47,426
Necessity Retail (REIT), Inc./The	1,917	11,368
NETSTREIT Corp. (b)	803	14,719
NexPoint Residential Trust, Inc.	343	14,927
Office Properties Income Trust	771	10,293
Omega Healthcare Investors, Inc.	3,528	98,608
One Liberty Properties, Inc.	284	6,310
Orion Office (REIT), Inc. (b)	881	7,524
Outfront Media, Inc.	2,216	36,741
Paramount Group, Inc.	2,470	14,672
Park Hotels & Resorts, Inc.	3,402	40,110
Pebblebrook Hotel Trust	1,976	26,459
Phillips Edison & Co., Inc. (b)	1,770	56,357
Physicians Realty Trust	3,393	49,097
Piedmont Office Realty Trust, Inc. Class A	1,906	17,478
Plymouth Industrial REIT, Inc.	591	11,335
Postal Realty Trust, Inc.	307	4,461
Potlatch Corp.	1,222	53,756
Prologis (REIT), Inc.	13,902	1,567,172
Public Storage	2,379	666,572
Rayonier, Inc.	2,212	72,908
Realty Income Corp.	9,301	589,962
Regency Centers Corp.	2,325	145,313
Retail Opportunity Investments Corp.	1,992	29,940
Rexford Industrial Realty, Inc.	2,587	141,354
RLJ Lodging Trust	2,513	26,613
RPT Realty	1,298	13,032
Ryman Hospitality Properties, Inc.	831	67,959
Sabra Health Care REIT, Inc.	3,463	43,045
Safehold, Inc.	317	9,073
Saul Centers, Inc.	189	7,689
SBA Communications Corp. Class A	1,625	455,504
Service Properties Trust	2,590	18,881
Simon Property Group, Inc.	4,930	579,176
SITE Centers Corp.	2,846	38,876
SL Green Realty Corp. (b)	979	33,012
Spirit Realty Capital, Inc.	2,067	82,535
Stag Industrial, Inc.	2,723	87,980
Store Capital Corp.	4,002	128,304
Summit Hotel Properties, Inc.	1,554	11,220
Sun Communities, Inc.	1,862	266,266
Sunstone Hotel Investors, Inc.	3,217	31,076
Tanger Factory Outlet Centers, Inc.	1,588	28,489
Terreno Realty Corp.	1,012	57,552
The Macerich Co.	3,225	36,314
UDR, Inc.	4,609	178,507
UMH Properties, Inc.	794	12,783
Uniti Group, Inc.	3,562	19,698
Universal Health Realty Income Trust (SBI)	205	9,785
Urban Edge Properties	1,772	24,967
Urstadt Biddle Properties, Inc. Class A	458	8,679
Ventas, Inc.	6,027	271,516
Veris Residential, Inc. (a)	1,172	18,670
VICI Properties, Inc.	14,505	469,962
Vornado Realty Trust	2,429	50,547
Welltower, Inc.	6,982	457,670
Weyerhaeuser Co.	11,162	346,022
Whitestone REIT Class B	722	6,960
WP Carey, Inc.	3,128	244,453
Xenia Hotels & Resorts, Inc.	1,727	22,762
		17,849,584
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	1,710	10,927
CBRE Group, Inc. (a)	4,831	371,794
Cushman & Wakefield PLC (a)	2,453	30,564
Digitalbridge Group, Inc.	2,226	24,352
Doma Holdings, Inc. Class A (a)	2,176	986
Douglas Elliman, Inc. (b)	1,055	4,294
eXp World Holdings, Inc. (b)	1,179	13,063
Forestar Group, Inc. (a)	325	5,008
Howard Hughes Corp. (a)	540	41,267
Jones Lang LaSalle, Inc. (a)	721	114,906
Kennedy-Wilson Holdings, Inc.	1,808	28,440
Marcus & Millichap, Inc.	370	12,747
Newmark Group, Inc.	1,896	15,111
Offerpad Solutions, Inc. (a)(b)	895	412
Opendoor Technologies, Inc. (a)(b)	7,951	9,223
RE/MAX Holdings, Inc.	295	5,499
Redfin Corp. (a)(b)	1,579	6,695
Seritage Growth Properties (a)(b)	575	6,802
The RMR Group, Inc.	208	5,876
The St. Joe Co.	538	20,794
WeWork, Inc. (a)	3,226	4,613
Zillow Group, Inc. Class C (a)(b)	3,410	109,836
		843,209
TOTAL REAL ESTATE		18,692,793
UTILITIES - 3.0%
Electric Utilities - 1.8%
Allete, Inc.	867	55,930
Alliant Energy Corp.	3,779	208,639
American Electric Power Co., Inc.	7,733	734,248
Avangrid, Inc.	1,048	45,043
Constellation Energy Corp.	4,920	424,153
Duke Energy Corp.	11,589	1,193,551
Edison International	5,743	365,370
Entergy Corp.	3,062	344,475
Evergy, Inc.	3,457	217,549
Eversource Energy	5,215	437,226
Exelon Corp.	14,928	645,337
FirstEnergy Corp.	8,170	342,650
Hawaiian Electric Industries, Inc.	1,655	69,262
IDACORP, Inc.	762	82,182
MGE Energy, Inc.	547	38,509
NextEra Energy, Inc.	29,577	2,472,637
NRG Energy, Inc.	3,542	112,706
OGE Energy Corp.	3,014	119,204
Otter Tail Corp.	627	36,811
PG&E Corp. (a)	24,236	394,077
Pinnacle West Capital Corp.	1,701	129,344
PNM Resources, Inc.	1,276	62,256
Portland General Electric Co.	1,346	65,954
PPL Corp.	11,081	323,787
Southern Co.	15,998	1,142,417
Xcel Energy, Inc.	8,233	577,216
		10,640,533
Gas Utilities - 0.2%
Atmos Energy Corp.	2,106	236,019
Chesapeake Utilities Corp.	267	31,554
National Fuel Gas Co.	1,377	87,164
New Jersey Resources Corp.	1,450	71,949
Northwest Natural Holding Co.	540	25,699
ONE Gas, Inc.	815	61,712
South Jersey Industries, Inc.	1,826	64,878
Southwest Gas Corp. (b)	929	57,487
Spire, Inc. (b)	786	54,124
UGI Corp.	3,159	117,104
		807,690
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	525	15,708
Class C	1,233	39,296
Ormat Technologies, Inc. (b)	674	58,288
Sunnova Energy International, Inc. (a)(b)	1,454	26,187
The AES Corp.	10,059	289,297
Vistra Corp.	5,895	136,764
		565,540
Multi-Utilities - 0.8%
Ameren Corp.	3,889	345,810
Avista Corp.	1,096	48,597
Black Hills Corp.	981	69,004
CenterPoint Energy, Inc.	9,466	283,885
CMS Energy Corp.	4,369	276,689
Consolidated Edison, Inc.	5,331	508,098
Dominion Energy, Inc.	12,532	768,462
DTE Energy Co.	2,915	342,600
NiSource, Inc.	6,126	167,975
NorthWestern Energy Corp.	852	50,558
Public Service Enterprise Group, Inc.	7,509	460,076
Sempra Energy	4,730	730,974
Unitil Corp.	243	12,480
WEC Energy Group, Inc.	4,745	444,891
		4,510,099
Water Utilities - 0.1%
American States Water Co.	558	51,643
American Water Works Co., Inc.	2,738	417,326
California Water Service Group	813	49,300
Essential Utilities, Inc.	3,596	171,637
Middlesex Water Co.	268	21,084
SJW Group	397	32,232
York Water Co. (b)	205	9,221
		752,443
TOTAL UTILITIES		17,276,305
TOTAL COMMON STOCKS (Cost $536,792,291)		569,263,664

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $599,494)	600,000	598,512

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (g)	9,614,407	9,616,330
Fidelity Securities Lending Cash Central Fund 4.37% (g)(h)	7,523,892	7,524,644
TOTAL MONEY MARKET FUNDS (Cost $17,140,974)		17,140,974

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $554,532,759)	587,003,150
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(6,772,436)
NET ASSETS - 100.0%	580,230,714

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	12	Mar 2023	1,062,540	(3,839)	(3,839)
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Mar 2023	488,520	(4,204)	(4,204)
CME Micro E-mini S&P 500 Index Contracts (United States)	47	Mar 2023	9,073,350	(136,786)	(136,786)

TOTAL FUTURES CONTRACTS					(144,829)
The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,893 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $425,941.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	12,759,607	198,141,528	201,284,805	165,697	-	-	9,616,330	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	4,675,743	37,814,259	34,965,358	82,430	-	-	7,524,644	0.0%
Total	17,435,350	235,955,787	236,250,163	248,127	-	-	17,140,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	38,495,785	38,495,691	-	94
Consumer Discretionary	58,207,562	58,149,259	58,291	12
Consumer Staples	37,539,996	37,539,996	-	-
Energy	29,708,215	29,708,215	-	-
Financials	69,952,986	69,941,259	11,727	-
Health Care	88,118,141	88,113,072	3,694	1,375
Industrials	54,433,260	54,433,260	-	-
Information Technology	139,749,045	139,732,911	16,134	-
Materials	17,089,576	17,071,957	17,619	-
Real Estate	18,692,793	18,692,793	-	-
Utilities	17,276,305	17,276,305	-	-

U.S. Government and Government Agency Obligations	598,512	-	598,512	-

Money Market Funds	17,140,974	17,140,974	-	-
Total Investments in Securities:	587,003,150	586,295,692	705,977	1,481
Derivative Instruments:

Liabilities
Futures Contracts	(144,829)	(144,829)	-	-
Total Liabilities	(144,829)	(144,829)	-	-
Total Derivative Instruments:	(144,829)	(144,829)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(144,829)
Total Equity Risk	0	(144,829)
Total Value of Derivatives	0	(144,829)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP Total Market Index Portfolio
Financial Statements
Statement of Assets and Liabilities
		December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $7,263,471) - See accompanying schedule:
Unaffiliated issuers (cost $537,391,785)	$569,862,176
Fidelity Central Funds (cost $17,140,974)	17,140,974

Total Investment in Securities (cost $554,532,759)		$587,003,150
Foreign currency held at value (cost $2,540)		2,574
Receivable for investments sold		2,294
Receivable for fund shares sold		464,630
Dividends receivable		520,997
Distributions receivable from Fidelity Central Funds		25,916
Other receivables		87
Total assets		588,019,648
Liabilities
Payable to custodian bank	$397
Payable for fund shares redeemed	190,724
Accrued management fee	29,335
Distribution and service plan fees payable	5,976
Payable for daily variation margin on futures contracts	8,504
Other affiliated payables	29,335
Collateral on securities loaned	7,524,663
Total Liabilities		7,788,934
Net Assets		$580,230,714
Net Assets consist of:
Paid in capital		$562,255,519
Total accumulated earnings (loss)		17,975,195
Net Assets		$580,230,714

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($548,368,059 ÷ 39,650,403 shares)		$13.83
Service Class :
Net Asset Value , offering price and redemption price per share ($492,540 ÷ 35,628 shares)		$13.82
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($31,370,115 ÷ 2,275,132 shares)		$13.79
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$8,668,981
Interest		7,353
Income from Fidelity Central Funds (including $82,430 from security lending)		248,127
Total Income		8,924,461
Expenses
Management fee	$340,792
Transfer agent fees	340,792
Distribution and service plan fees	58,533
Independent trustees' fees and expenses	1,929
Total expenses before reductions	742,046
Expense reductions	(172)
Total expenses after reductions		741,874
Net Investment income (loss)		8,182,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,931,627)
Foreign currency transactions	(208)
Futures contracts	(4,111,746)
Total net realized gain (loss)		(11,043,581)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(117,909,203)
Assets and liabilities in foreign currencies	34
Futures contracts	(504,711)
Total change in net unrealized appreciation (depreciation)		(118,413,880)
Net gain (loss)		(129,457,461)
Net increase (decrease) in net assets resulting from operations		$(121,274,874)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,182,587	$5,258,151
Net realized gain (loss)	(11,043,581)	3,005,669
Change in net unrealized appreciation (depreciation)	(118,413,880)	90,234,802
Net increase (decrease) in net assets resulting from operations	(121,274,874)	98,498,622
Distributions to shareholders	(9,230,777)	(8,552,302)
Share transactions - net increase (decrease)	127,718,193	229,065,291
Total increase (decrease) in net assets	(2,787,458)	319,011,611

Net Assets
Beginning of period	583,018,172	264,006,561
End of period	$580,230,714	$583,018,172

Financial Highlights
VIP Total Market Index Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$17.40	$14.07	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.19	.19	.20	.13
Net realized and unrealized gain (loss)	(3.56)	3.41	2.21	2.63	(.81)
Total from investment operations	(3.34)	3.60	2.40	2.83	(.68)
Distributions from net investment income	(.20)	(.17)	(.18)	(.17)	(.08)
Distributions from net realized gain	(.03)	(.11)	(.02)	(.03)	(.01)
Total distributions	(.23)	(.27) D	(.19) D	(.20)	(.09)
Net asset value, end of period	$13.83	$17.40	$14.07	$11.86	$9.23
Total Return E,F,G	(19.22)%	25.69%	20.30%	30.70%	(6.76)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.12%	.12%	.12%	.12%	.12% J
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12% J
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12% J
Net investment income (loss)	1.45%	1.18%	1.57%	1.80%	1.84% J
Supplemental Data
Net assets, end of period (000 omitted)	$548,368	$569,470	$259,544	$173,833	$81,855
Portfolio turnover rate K	6%	3%	9%	4%	4% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Total Market Index Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$17.40	$14.07	$11.86	$10.73
Income from Investment Operations
Net investment income (loss) B,C	.20	.17	.17	.13
Net realized and unrealized gain (loss)	(3.56)	3.41	2.22	1.19
Total from investment operations	(3.36)	3.58	2.39	1.32
Distributions from net investment income	(.19)	(.15)	(.17)	(.16)
Distributions from net realized gain	(.03)	(.11)	(.02)	(.03)
Total distributions	(.22)	(.25) D	(.18) D	(.19)
Net asset value, end of period	$13.82	$17.40	$14.07	$11.86
Total Return E,F,G	(19.33)%	25.55%	20.20%	12.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.22%	.22%	.22%	.22% J
Expenses net of fee waivers, if any	.22%	.22%	.22%	.22% J
Expenses net of all reductions	.22%	.22%	.22%	.22% J
Net investment income (loss)	1.35%	1.08%	1.47%	1.68% J
Supplemental Data
Net assets, end of period (000 omitted)	$493	$414	$347	$111
Portfolio turnover rate K	6%	3%	9%	4% J

A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Total Market Index Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$17.36	$14.05	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.15	.16	.17	.12
Net realized and unrealized gain (loss)	(3.54)	3.41	2.21	2.64	(.82)
Total from investment operations	(3.37)	3.56	2.37	2.81	(.70)
Distributions from net investment income	(.18)	(.14)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.03)	(.11)	(.02)	(.03)	(.01)
Total distributions	(.20) D	(.25)	(.18)	(.18) D	(.07)
Net asset value, end of period	$13.79	$17.36	$14.05	$11.86	$9.23
Total Return E,F,G	(19.41)%	25.38%	19.98%	30.44%	(6.96)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.37%	.37%	.37%	.37%	.37% J
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%	.37% J
Expenses net of all reductions	.37%	.37%	.37%	.37%	.37% J
Net investment income (loss)	1.20%	.93%	1.32%	1.55%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$31,370	$13,135	$4,116	$1,538	$923
Portfolio turnover rate K	6%	3%	9%	4%	4% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Extended Market Index Portfolio
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Life of Fund A
Initial Class	-18.13%	5.65%
Service Class	-18.22%	5.57%
Service Class 2	-18.30%	5.39%

A     From April 17, 2018

The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Extended Market Index Portfolio - Initial Class , a class of the fund, on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Extended Investable Market Index℠ and S&P 500 ® Index performed over the same period.

Extended Market Index Portfolio
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -18.11% in 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March, the Fed hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. Against this backdrop, the S&P 500 ® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month that stayed true to form, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded in 2022, as it shed 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with a rate hike of 0.75% and ended on a high note when the Fed signaled its intent to slow its pace of rate rises. For the year, value stocks handily outpaced growth. This headwind was pronounced in the growthier communication services (-40%), consumer discretionary (-37%) and information technology (-28%) sectors. In sharp contrast, energy (+66%) shined.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending December 31, 2022, the fund's share classes returned approximately -18%, roughly in line with the -18.15% result of the benchmark Fidelity U.S. Extended Investable Market Index TR. By sector, stocks in the information technology sector returned roughly -30% and detracted most, followed by consumer discretionary, which returned about -28%. Health care returned approximately -25%. Industrials returned -14%, with the capital goods industry (-12%) a notable detractor in the group. Financials (-14%), especially in the diversified financials industry (-26%), and real estate (-25%) hampered results. Other notable detractors included the communication services (-36%) and materials (-5%) sectors. Consumer staples (-3%) also hurt. Conversely, energy advanced about 51% and contributed most. Utilities stocks also outpaced the benchmark, producing a roughly flat return. Turning to individual stocks, the biggest individual detractor was Snowflake (-41%), from the software & services category, followed by Rivian Automotive (-71%), which is in the automobiles & components group. Within software & services, Affirm Holdings returned roughly -90% and hurt. Other detractors were Trex (-69%), a stock in the capital goods segment, and Coinbase Global (-86%), from the diversified financials industry. Conversely, the biggest individual contributor was Mosaic (+94%), from the materials sector. In energy, Devon Energy (+44%), Coterra Energy (+58%), and Marathon Oil (+63%) helped. CF Industries Holdings, within the materials sector, gained roughly 54% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Extended Market Index Portfolio
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

LPL Financial	0.3
Steel Dynamics, Inc.	0.3
APA Corp.	0.3
Bunge Ltd.	0.3
First Solar, Inc.	0.3
W.R. Berkley Corp.	0.3
Howmet Aerospace, Inc.	0.3
Royalty Pharma PLC	0.3
Iron Mountain, Inc.	0.3
Texas Pacific Land Corp.	0.3
3.0

Market Sectors (% of Fund's net assets)

Industrials	17.1
Financials	16.3
Consumer Discretionary	12.3
Health Care	12.1
Information Technology	11.5
Real Estate	7.5
Materials	5.4
Energy	4.7
Consumer Staples	3.9
Utilities	3.0
Communication Services	2.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 6%
Futures - 3.5%

VIP Extended Market Index Portfolio
Schedule of Investments December 31, 2022
Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	617	19,849
AST SpaceMobile, Inc. (a)(b)	1,551	7,476
ATN International, Inc.	332	15,043
Bandwidth, Inc. (a)	772	17,717
Cogent Communications Group, Inc.	1,395	79,627
Consolidated Communications Holdings, Inc. (a)	2,487	8,903
EchoStar Holding Corp. Class A (a)(b)	1,134	18,915
Frontier Communications Parent, Inc. (a)	7,320	186,514
Globalstar, Inc. (a)(b)	23,032	30,633
IDT Corp. Class B (a)	695	19,578
Iridium Communications, Inc.	4,169	214,287
Liberty Global PLC:
Class A (a)	5,588	105,781
Class C (a)	9,222	179,183
Liberty Latin America Ltd.:
Class A (a)	649	4,887
Class C (a)	5,441	41,352
Lumen Technologies, Inc. (b)	31,250	163,125
Ooma, Inc. (a)	779	10,610
Radius Global Infrastructure, Inc. (a)	2,558	30,236
		1,153,716
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	16,968	69,060
Cinedigm Corp. (a)(b)	4,568	1,771
Cinemark Holdings, Inc. (a)(b)	3,590	31,089
Genius Brands International, Inc. (a)(b)	10,337	4,807
Lions Gate Entertainment Corp.:
Class A (a)	2,333	13,321
Class B (a)	3,809	20,683
Live Nation Entertainment, Inc. (a)	4,662	325,128
Madison Square Garden Entertainment Corp. (a)(b)	836	37,595
Madison Square Garden Sports Corp.	593	108,715
Marcus Corp. (b)	802	11,541
Playstudios, Inc. Class A (a)	2,754	10,686
Playtika Holding Corp. (a)	3,407	28,994
Sciplay Corp. (A Shares) (a)	739	11,883
Skillz, Inc. (a)(b)	10,417	5,276
Warner Music Group Corp. Class A	3,849	134,792
World Wrestling Entertainment, Inc. Class A (b)	1,419	97,230
		912,571
Interactive Media & Services - 0.4%
Angi, Inc. (a)	2,342	5,504
Bumble, Inc. (a)	2,601	54,751
CarGurus, Inc. Class A (a)	3,070	43,011
Cars.com, Inc. (a)	2,051	28,242
Eventbrite, Inc. (a)	2,638	15,459
EverQuote, Inc. Class A (a)	714	10,524
fuboTV, Inc. (a)(b)	6,221	10,825
IAC, Inc. (a)	2,574	114,286
MediaAlpha, Inc. Class A (a)	719	7,154
Nextdoor Holdings, Inc. (a)(b)	4,229	8,712
QuinStreet, Inc. (a)	1,674	24,022
Shutterstock, Inc.	801	42,229
TripAdvisor, Inc. (a)	3,418	61,456
TrueCar, Inc. (a)	2,395	6,011
Vimeo, Inc. (a)	5,278	18,104
Yelp, Inc. (a)	2,309	63,128
Ziff Davis, Inc. (a)	1,551	122,684
		636,102
Media - 1.0%
Advantage Solutions, Inc. Class A (a)	3,299	6,862
Altice U.S.A., Inc. Class A (a)(b)	7,098	32,651
AMC Networks, Inc. Class A (a)	910	14,260
Boston Omaha Corp. (a)(b)	644	17,066
Cable One, Inc.	160	113,898
Cardlytics, Inc. (a)(b)	1,179	6,815
Clear Channel Outdoor Holdings, Inc. (a)	15,626	16,407
DISH Network Corp. Class A (a)	8,246	115,774
E.W. Scripps Co. Class A (a)	1,937	25,549
Entravision Communication Corp. Class A	2,120	10,176
Gannett Co., Inc. (a)	4,943	10,034
Gray Television, Inc.	2,783	31,142
iHeartMedia, Inc. (a)	3,419	20,958
John Wiley & Sons, Inc. Class A	1,400	56,084
Lee Enterprises, Inc. (a)	153	2,840
Magnite, Inc. (a)	3,894	41,237
National CineMedia, Inc. (b)	1,721	379
News Corp.:
Class A	12,690	230,958
Class B	3,900	71,916
Nexstar Broadcasting Group, Inc. Class A	1,271	222,463
PubMatic, Inc. (a)(b)	1,408	18,036
Scholastic Corp.	996	39,302
Sinclair Broadcast Group, Inc. Class A (b)	1,477	22,908
Sirius XM Holdings, Inc. (b)	22,928	133,900
Stagwell, Inc. (a)(b)	3,359	20,859
TechTarget, Inc. (a)	892	39,302
TEGNA, Inc.	7,251	153,649
The New York Times Co. Class A	5,438	176,517
Thryv Holdings, Inc. (a)	990	18,810
WideOpenWest, Inc. (a)	1,640	14,940
		1,685,692
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	2,143	31,631
NII Holdings, Inc. (a)(b)(c)	1,280	333
Shenandoah Telecommunications Co.	1,668	26,488
Telephone & Data Systems, Inc.	3,308	34,701
U.S. Cellular Corp. (a)	492	10,258
		103,411
TOTAL COMMUNICATION SERVICES		4,491,492
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.2%
Adient PLC (a)	3,112	107,955
American Axle & Manufacturing Holdings, Inc. (a)	3,778	29,544
Autoliv, Inc.	2,574	197,117
BorgWarner, Inc.	7,776	312,984
Dana, Inc.	4,185	63,319
Dorman Products, Inc. (a)	926	74,886
Fox Factory Holding Corp. (a)	1,389	126,718
Garrett Motion, Inc. (a)(b)	1,842	14,036
Gentex Corp.	7,728	210,743
Gentherm, Inc. (a)	1,080	70,513
Holley, Inc. (a)(b)	1,704	3,612
LCI Industries	833	77,011
Lear Corp.	1,950	241,839
Luminar Technologies, Inc. (a)(b)	7,547	37,358
Modine Manufacturing Co. (a)	1,720	34,159
Motorcar Parts of America, Inc. (a)	615	7,294
Patrick Industries, Inc.	727	44,056
QuantumScape Corp. Class A (a)(b)	8,964	50,826
Spruce Power Holding Corp. (Class A) (a)(b)	3,044	2,798
Standard Motor Products, Inc.	603	20,984
Stoneridge, Inc. (a)	911	19,641
The Goodyear Tire & Rubber Co. (a)	9,260	93,989
Visteon Corp. (a)	922	120,625
XPEL, Inc. (a)	646	38,799
		2,000,806
Automobiles - 0.4%
Arcimoto, Inc. (a)	46	152
Canoo, Inc. (a)(b)	4,657	5,728
Faraday Future Intelligent Electric, Inc. (a)(b)	4,670	1,356
Fisker, Inc. (a)(b)	4,885	35,514
Harley-Davidson, Inc.	4,359	181,334
Lordstown Motors Corp. Class A (a)(b)	5,445	6,207
Rivian Automotive, Inc. (a)	17,901	329,915
Thor Industries, Inc. (b)	1,793	135,354
Winnebago Industries, Inc.	1,045	55,072
Workhorse Group, Inc. (a)(b)	5,184	7,880
		758,512
Distributors - 0.3%
Funko, Inc. (a)(b)	1,107	12,077
LKQ Corp.	8,567	457,563
		469,640
Diversified Consumer Services - 0.9%
2U, Inc. (a)	2,586	16,214
ADT, Inc.	6,472	58,701
Adtalem Global Education, Inc. (a)	1,463	51,937
American Public Education, Inc. (a)	650	7,989
Bright Horizons Family Solutions, Inc. (a)	1,898	119,764
Carriage Services, Inc.	411	11,319
Chegg, Inc. (a)	4,131	104,390
Coursera, Inc. (a)	2,855	33,775
Duolingo, Inc. (a)(b)	816	58,042
European Wax Center, Inc. (b)	829	10,321
Frontdoor, Inc. (a)	2,672	55,578
Graham Holdings Co.	127	76,735
Grand Canyon Education, Inc. (a)	1,049	110,837
H&R Block, Inc.	5,237	191,203
Laureate Education, Inc. Class A	3,565	34,295
Nerdy, Inc. Class A (a)	1,838	4,136
OneSpaWorld Holdings Ltd. (a)	1,880	17,540
Perdoceo Education Corp. (a)	2,303	32,012
Rover Group, Inc. Class A (a)	3,187	11,696
Service Corp. International	5,181	358,214
Strategic Education, Inc.	736	57,644
Stride, Inc. (a)	1,338	41,853
The Beachbody Co., Inc. (a)(b)	4,394	2,311
Vivint Smart Home, Inc. Class A (a)	1,365	16,244
WW International, Inc. (a)(b)	1,828	7,056
Xwell, Inc. (a)(b)	3,484	1,264
		1,491,070
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc. (a)	1,836	14,137
ARAMARK Holdings Corp.	8,444	349,075
Bally's Corp. (a)	916	17,752
BJ's Restaurants, Inc. (a)	792	20,893
Bloomin' Brands, Inc.	2,927	58,891
Bluegreen Vacations Holding Corp. Class A	313	7,812
Boyd Gaming Corp.	2,659	144,995
Brinker International, Inc. (a)	1,445	46,110
Century Casinos, Inc. (a)	977	6,868
Choice Hotels International, Inc.	952	107,233
Churchill Downs, Inc.	1,090	230,459
Chuy's Holdings, Inc. (a)	650	18,395
Cracker Barrel Old Country Store, Inc. (b)	747	70,771
Dave & Buster's Entertainment, Inc. (a)	1,396	49,474
Denny's Corp. (a)	1,883	17,342
Dine Brands Global, Inc.	513	33,140
Draftkings Holdings, Inc. (a)(b)	14,732	167,797
Dutch Bros, Inc. (a)(b)	844	23,792
El Pollo Loco Holdings, Inc.	678	6,753
Everi Holdings, Inc. (a)	2,938	42,160
First Watch Restaurant Group, Inc. (a)	370	5,006
Full House Resorts, Inc. (a)	1,199	9,016
GAN Ltd. (a)	1,156	1,734
Golden Entertainment, Inc. (a)	727	27,190
Hilton Grand Vacations, Inc. (a)	2,661	102,555
Hyatt Hotels Corp. Class A (a)	1,639	148,248
Inspired Entertainment, Inc. (a)	815	10,326
Jack in the Box, Inc.	683	46,601
Krispy Kreme, Inc.	2,193	22,632
Kura Sushi U.S.A., Inc. Class A (a)	119	5,674
Life Time Group Holdings, Inc. (a)(b)	1,807	21,612
Light & Wonder, Inc. Class A (a)	3,096	181,426
Lindblad Expeditions Holdings (a)(b)	1,033	7,954
Marriott Vacations Worldwide Corp. (b)	1,287	173,217
Membership Collective Group, Inc. Class A (a)(b)	1,452	5,430
Monarch Casino & Resort, Inc. (a)	445	34,216
Noodles & Co. (a)	1,265	6,945
Norwegian Cruise Line Holdings Ltd. (a)(b)	13,836	169,353
Papa John's International, Inc.	1,061	87,331
Penn Entertainment, Inc. (a)	5,209	154,707
Planet Fitness, Inc. (a)	2,764	217,803
Playa Hotels & Resorts NV (a)	4,465	29,156
PlayAGS, Inc. (a)	974	4,967
Portillo's, Inc. (a)	942	15,373
RCI Hospitality Holdings, Inc.	287	26,746
Red Robin Gourmet Burgers, Inc. (a)(b)	460	2,567
Red Rock Resorts, Inc.	1,624	64,976
Rush Street Interactive, Inc. (a)	1,923	6,904
Ruth's Hospitality Group, Inc.	1,019	15,774
SeaWorld Entertainment, Inc. (a)	1,375	73,576
Shake Shack, Inc. Class A (a)	1,229	51,040
Six Flags Entertainment Corp. (a)	2,427	56,428
Texas Roadhouse, Inc. Class A	2,197	199,817
The Cheesecake Factory, Inc. (b)	1,596	50,609
The ONE Group Hospitality, Inc. (a)(b)	966	6,086
Travel+Leisure Co.	2,742	99,809
Vail Resorts, Inc.	1,320	314,622
Wendy's Co.	5,589	126,479
Wingstop, Inc.	983	135,280
Wyndham Hotels & Resorts, Inc.	2,965	211,434
Wynn Resorts Ltd. (a)	3,397	280,151
Xponential Fitness, Inc. (a)(b)	587	13,460
		4,658,079
Household Durables - 1.6%
Aterian, Inc. (a)(b)	1,819	1,401
Bassett Furniture Industries, Inc.	282	4,901
Beazer Homes U.S.A., Inc. (a)	964	12,301
Cavco Industries, Inc. (a)	273	61,766
Century Communities, Inc.	943	47,159
Cricut, Inc. (b)	1,332	12,348
Dream Finders Homes, Inc. (a)(b)	643	5,568
Ethan Allen Interiors, Inc. (b)	710	18,758
GoPro, Inc. Class A (a)	4,248	21,155
Green Brick Partners, Inc. (a)	893	21,637
Helen of Troy Ltd. (a)	794	88,063
Hooker Furnishings Corp.	416	7,779
Hovnanian Enterprises, Inc. Class A (a)	165	6,943
Installed Building Products, Inc.	771	65,998
iRobot Corp. (a)(b)	906	43,606
KB Home	2,779	88,511
La-Z-Boy, Inc. (b)	1,432	32,678
Leggett & Platt, Inc. (b)	4,346	140,072
LGI Homes, Inc. (a)	673	62,320
Lovesac (a)	505	11,115
M.D.C. Holdings, Inc.	1,852	58,523
M/I Homes, Inc. (a)	897	41,423
Meritage Homes Corp. (a)	1,202	110,824
Mohawk Industries, Inc. (a)	1,731	176,943
Newell Brands, Inc.	12,357	161,630
PulteGroup, Inc.	7,607	346,347
Purple Innovation, Inc. (a)	1,376	6,591
Skyline Champion Corp. (a)	1,737	89,473
Snap One Holdings Corp. (a)(b)	515	3,816
Sonos, Inc. (a)	4,172	70,507
Taylor Morrison Home Corp. (a)	3,740	113,509
Tempur Sealy International, Inc.	5,669	194,617
Toll Brothers, Inc.	3,515	175,469
TopBuild Corp. (a)	1,064	166,505
Traeger, Inc. (a)(b)	1,864	5,256
TRI Pointe Homes, Inc. (a)	3,337	62,035
Tupperware Brands Corp. (a)	1,273	5,270
Universal Electronics, Inc. (a)	424	8,823
Vizio Holding Corp. (a)(b)	1,839	13,627
VOXX International Corp. (a)	443	3,712
Weber, Inc. (b)	675	5,434
Whirlpool Corp.	1,792	253,496
ZAGG, Inc. rights (a)(c)	548	49
		2,827,958
Internet & Direct Marketing Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	906	8,661
BARK, Inc. (a)	3,389	5,050
CarParts.com, Inc. (a)	1,564	9,791
Chewy, Inc. (a)(b)	2,982	110,573
ContextLogic, Inc. (a)(b)	16,384	7,990
Duluth Holdings, Inc. (a)(b)	478	2,954
Groupon, Inc. (a)(b)	733	6,289
Lands' End, Inc. (a)(b)	391	2,968
Liquidity Services, Inc. (a)	902	12,682
Lyft, Inc. (a)	10,065	110,916
Overstock.com, Inc. (a)	1,507	29,176
PetMed Express, Inc. (b)	717	12,691
Polished.Com, Inc. (a)	3,253	1,879
Porch Group, Inc. Class A (a)(b)	2,739	5,149
Poshmark, Inc. (a)	1,404	25,104
Quotient Technology, Inc. (a)	3,038	10,420
Qurate Retail, Inc. Series A (a)	11,297	18,414
Rent the Runway, Inc. Class A (a)(b)	1,419	4,328
Revolve Group, Inc. (a)(b)	1,358	30,229
RumbleON, Inc. Class B (a)	322	2,083
Stitch Fix, Inc. (a)(b)	2,311	7,187
The RealReal, Inc. (a)(b)	2,959	3,699
thredUP, Inc. (a)	2,158	2,827
Vivid Seats, Inc. Class A (a)(b)	799	5,833
Wayfair LLC Class A (a)(b)	2,514	82,685
Xometry, Inc. (a)	965	31,102
		550,680
Leisure Products - 0.6%
Acushnet Holdings Corp. (b)	1,073	45,560
American Outdoor Brands, Inc. (a)(b)	451	4,519
AMMO, Inc. (a)(b)	3,058	5,290
Brunswick Corp.	2,442	176,019
Clarus Corp.	927	7,266
JAKKS Pacific, Inc. (a)	235	4,110
Johnson Outdoors, Inc. Class A	179	11,835
Latham Group, Inc. (a)	1,377	4,434
Malibu Boats, Inc. Class A (a)	678	36,137
MasterCraft Boat Holdings, Inc. (a)	581	15,030
Mattel, Inc. (a)	11,611	207,140
Peloton Interactive, Inc. Class A (a)(b)	10,044	79,749
Polaris, Inc. (b)	1,838	185,638
Smith & Wesson Brands, Inc. (b)	1,480	12,846
Solo Brands, Inc. Class A (a)	789	2,935
Sturm, Ruger & Co., Inc.	591	29,916
Topgolf Callaway Brands Corp. (a)	4,542	89,705
Vista Outdoor, Inc. (a)	1,883	45,889
YETI Holdings, Inc. (a)	2,828	116,825
		1,080,843
Multiline Retail - 0.3%
Big Lots, Inc. (b)	970	14,259
Dillard's, Inc. Class A (b)	116	37,491
Franchise Group, Inc. (b)	903	21,509
Kohl's Corp.	4,218	106,505
Macy's, Inc.	8,869	183,145
Nordstrom, Inc. (b)	3,725	60,122
Ollie's Bargain Outlet Holdings, Inc. (a)	1,911	89,511
		512,542
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	1,693	38,787
Academy Sports & Outdoors, Inc.	2,797	146,954
Advance Auto Parts, Inc.	1,992	292,884
America's Car Mart, Inc. (a)	202	14,597
American Eagle Outfitters, Inc.	5,159	72,020
Arko Corp.	2,354	20,386
Asbury Automotive Group, Inc. (a)	726	130,136
AutoNation, Inc. (a)	1,268	136,056
Barnes & Noble Education, Inc. (a)	1,380	2,415
Bath & Body Works, Inc.	7,494	315,797
Bed Bath & Beyond, Inc. (a)(b)	2,280	5,723
Big 5 Sporting Goods Corp. (b)	716	6,322
Boot Barn Holdings, Inc. (a)	995	62,207
Build-A-Bear Workshop, Inc.	463	11,038
Caleres, Inc. (b)	1,202	26,781
Camping World Holdings, Inc. (b)	1,327	29,619
Carvana Co. Class A (a)(b)	3,313	15,704
Chico's FAS, Inc. (a)	4,091	20,128
Citi Trends, Inc. (a)	299	7,918
Conn's, Inc. (a)(b)	354	2,436
Designer Brands, Inc. Class A	1,832	17,917
Destination XL Group, Inc. (a)	1,809	12,211
Dick's Sporting Goods, Inc.	1,871	225,063
EVgo, Inc. Class A (a)(b)	2,334	10,433
Express, Inc. (a)	2,035	2,076
Five Below, Inc. (a)	1,824	322,611
Floor & Decor Holdings, Inc. Class A (a)(b)	3,487	242,800
Foot Locker, Inc.	2,636	99,614
GameStop Corp. Class A (b)	8,300	153,218
Gap, Inc. (b)	7,029	79,287
Genesco, Inc. (a)	439	20,203
Group 1 Automotive, Inc.	518	93,432
GrowGeneration Corp. (a)(b)	1,926	7,550
Guess?, Inc.	1,085	22,449
Haverty Furniture Companies, Inc. (b)	409	12,229
Hibbett, Inc.	436	29,744
JOANN, Inc.	357	1,017
Lazydays Holdings, Inc. (a)(b)	228	2,722
Leslie's, Inc. (a)(b)	4,870	59,463
Lithia Motors, Inc. Class A (sub. vtg.)	904	185,085
LL Flooring Holdings, Inc. (a)	972	5,463
MarineMax, Inc. (a)	722	22,541
Monro, Inc. (b)	1,055	47,686
Murphy U.S.A., Inc.	704	196,796
National Vision Holdings, Inc. (a)(b)	2,592	100,466
OneWater Marine, Inc. Class A (a)(b)	368	10,525
Party City Holdco, Inc. (a)(b)	3,900	1,425
Penske Automotive Group, Inc. (b)	851	97,805
Petco Health & Wellness Co., Inc. (a)(b)	2,548	24,155
Rent-A-Center, Inc. (b)	1,770	39,914
RH (a)(b)	658	175,811
Sally Beauty Holdings, Inc. (a)	3,462	43,344
Shoe Carnival, Inc. (b)	576	13,772
Signet Jewelers Ltd. (b)	1,528	103,904
Sleep Number Corp. (a)(b)	740	19,225
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	606	29,858
Sportsman's Warehouse Holdings, Inc. (a)	1,424	13,400
The Aaron's Co., Inc.	1,001	11,962
The Buckle, Inc.	984	44,624
The Cato Corp. Class A (sub. vtg.)	532	4,964
The Children's Place, Inc. (a)(b)	443	16,134
The Container Store Group, Inc. (a)	1,020	4,396
The ODP Corp. (a)	1,400	63,756
Tilly's, Inc.	799	7,231
TravelCenters of America LLC (a)	419	18,763
Urban Outfitters, Inc. (a)(b)	1,986	47,366
Victoria's Secret & Co. (a)	2,733	97,787
Volta, Inc. (a)(b)	4,416	1,569
Vroom, Inc. (a)(b)	4,495	4,585
Williams-Sonoma, Inc. (b)	2,260	259,719
Winmark Corp.	88	20,753
Zumiez, Inc. (a)(b)	534	11,609
		4,518,340
Textiles, Apparel & Luxury Goods - 1.4%
Allbirds, Inc. Class A (a)(b)	3,246	7,855
Capri Holdings Ltd. (a)	4,534	259,889
Carter's, Inc. (b)	1,280	95,501
Columbia Sportswear Co.	1,164	101,943
Crocs, Inc. (a)	2,028	219,896
Deckers Outdoor Corp. (a)	872	348,068
Fossil Group, Inc. (a)	1,687	7,271
G-III Apparel Group Ltd. (a)	1,453	19,921
Hanesbrands, Inc. (b)	11,409	72,561
Kontoor Brands, Inc.	1,615	64,584
Levi Strauss & Co. Class A (b)	3,293	51,107
Movado Group, Inc. (b)	544	17,544
Oxford Industries, Inc.	492	45,845
PLBY Group, Inc. (a)(b)	929	2,555
PLBY Group, Inc. rights 1/17/23 (a)	929	0
PVH Corp.	2,196	155,016
Ralph Lauren Corp. (b)	1,409	148,889
Rocky Brands, Inc.	203	4,795
Samsonite International SA (a)(d)	46,800	122,883
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,429	185,797
Steven Madden Ltd.	2,438	77,918
Tapestry, Inc.	8,272	314,998
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7,251	73,670
Class C (non-vtg.) (a)	5,376	47,954
Unifi, Inc. (a)	490	4,219
Vera Bradley, Inc. (a)	635	2,877
Wolverine World Wide, Inc.	2,569	28,079
		2,481,635
TOTAL CONSUMER DISCRETIONARY		21,350,105
CONSUMER STAPLES - 3.9%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(b)	314	103,469
Celsius Holdings, Inc. (a)(b)	1,317	137,021
Coca-Cola Bottling Co. Consolidated	150	76,854
Duckhorn Portfolio, Inc. (a)	1,407	23,314
MGP Ingredients, Inc. (b)	504	53,616
Molson Coors Beverage Co. Class B	6,174	318,084
National Beverage Corp. (b)	778	36,200
The Vita Coco Co., Inc. (a)(b)	786	10,863
Vintage Wine Estates, Inc. (a)	1,410	4,597
		764,018
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	5,251	108,906
Andersons, Inc.	1,040	36,390
BJ's Wholesale Club Holdings, Inc. (a)	4,442	293,883
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	341	1
warrants 11/4/28 (a)	341	0
warrants 11/4/28 (a)	341	0
Casey's General Stores, Inc.	1,224	274,604
Chefs' Warehouse Holdings (a)	1,134	37,740
Grocery Outlet Holding Corp. (a)	2,915	85,089
Ingles Markets, Inc. Class A	464	44,757
Performance Food Group Co. (a)	5,090	297,205
PriceSmart, Inc.	836	50,812
Rite Aid Corp. (a)(b)	1,915	6,396
SpartanNash Co.	1,190	35,986
Sprouts Farmers Market LLC (a)	3,529	114,234
U.S. Foods Holding Corp. (a)	6,708	228,206
United Natural Foods, Inc. (a)	1,899	73,510
Weis Markets, Inc.	538	44,272
		1,731,991
Food Products - 1.8%
Alico, Inc.	183	4,368
AppHarvest, Inc. (a)(b)	2,751	1,561
B&G Foods, Inc. Class A (b)	2,364	26,359
Benson Hill, Inc. (a)	4,411	11,248
Beyond Meat, Inc. (a)(b)	1,989	24,485
Bunge Ltd.	4,988	497,653
Cal-Maine Foods, Inc.	1,251	68,117
Calavo Growers, Inc.	594	17,464
Campbell Soup Co.	6,612	375,231
Darling Ingredients, Inc. (a)	5,267	329,662
Flowers Foods, Inc.	6,329	181,895
Fresh Del Monte Produce, Inc.	1,001	26,216
Freshpet, Inc. (a)(b)	1,569	82,796
Hostess Brands, Inc. Class A (a)	4,473	100,374
Ingredion, Inc.	2,146	210,158
J&J Snack Foods Corp.	488	73,058
John B. Sanfilippo & Son, Inc.	301	24,477
Lamb Weston Holdings, Inc.	4,720	421,779
Lancaster Colony Corp.	651	128,442
Lifecore Biomedical (a)	875	5,670
Mission Produce, Inc. (a)	1,348	15,664
Pilgrim's Pride Corp. (a)	1,472	34,931
Post Holdings, Inc. (a)	1,779	160,573
Seaboard Corp.	8	30,202
Seneca Foods Corp. Class A (a)	195	11,885
Sovos Brands, Inc. (a)	1,254	18,020
Tattooed Chef, Inc. (a)(b)	1,571	1,932
The Hain Celestial Group, Inc. (a)	2,912	47,116
The Simply Good Foods Co. (a)	2,808	106,788
Tootsie Roll Industries, Inc. (b)	590	25,116
TreeHouse Foods, Inc. (a)	1,654	81,675
Utz Brands, Inc. Class A (b)	2,189	34,718
Vital Farms, Inc. (a)	942	14,055
Whole Earth Brands, Inc. Class A (a)	1,344	5,470
		3,199,158
Household Products - 0.2%
Central Garden & Pet Co. (a)	378	14,156
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,312	46,970
Energizer Holdings, Inc.	2,186	73,340
Reynolds Consumer Products, Inc.	1,800	53,964
Spectrum Brands Holdings, Inc.	1,327	80,841
WD-40 Co. (b)	446	71,900
		341,171
Personal Products - 0.4%
BellRing Brands, Inc. (a)	4,438	113,790
Coty, Inc. Class A (a)	11,816	101,145
Edgewell Personal Care Co.	1,692	65,210
elf Beauty, Inc. (a)	1,634	90,360
Herbalife Nutrition Ltd. (a)	3,247	48,315
Inter Parfums, Inc.	580	55,982
MediFast, Inc.	363	41,872
Nu Skin Enterprises, Inc. Class A	1,632	68,805
The Beauty Health Co. (a)(b)	3,467	31,550
The Honest Co., Inc. (a)	1,903	5,728
USANA Health Sciences, Inc. (a)	376	20,003
Veru, Inc. (a)(b)	1,714	9,050
		651,810
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	7,040	6,480
Turning Point Brands, Inc.	537	11,615
Universal Corp.	808	42,670
Vector Group Ltd.	4,288	50,856
		111,621
TOTAL CONSUMER STAPLES		6,799,769
ENERGY - 4.7%
Energy Equipment & Services - 1.2%
Archrock, Inc.	4,453	39,988
Bristow Group, Inc. (a)	767	20,809
Cactus, Inc.	1,988	99,917
Championx Corp.	6,670	193,363
Core Laboratories NV (b)	1,563	31,682
DMC Global, Inc. (a)	588	11,431
Dril-Quip, Inc. (a)	1,157	31,436
Expro Group Holdings NV (a)(b)	2,252	40,829
Helix Energy Solutions Group, Inc. (a)	4,534	33,461
Helmerich & Payne, Inc.	3,453	171,165
Liberty Oilfield Services, Inc. Class A	5,216	83,508
Nabors Industries Ltd. (a)	295	45,687
Newpark Resources, Inc. (a)	2,626	10,898
Nextier Oilfield Solutions, Inc. (a)	5,277	48,759
Noble Corp. PLC (a)	3,302	124,518
NOV, Inc.	12,898	269,439
Oceaneering International, Inc. (a)	3,365	58,854
Oil States International, Inc. (a)	1,991	14,853
Patterson-UTI Energy, Inc.	7,082	119,261
ProFrac Holding Corp. (b)	820	20,664
ProPetro Holding Corp. (a)	2,881	29,876
RPC, Inc.	2,718	24,163
Select Energy Services, Inc. Class A	2,454	22,675
Solaris Oilfield Infrastructure, Inc. Class A	1,071	10,635
TechnipFMC PLC (a)	14,840	180,900
TETRA Technologies, Inc. (a)	3,737	12,930
Tidewater, Inc. (a)	1,514	55,791
Transocean Ltd. (United States) (a)(b)	21,337	97,297
U.S. Silica Holdings, Inc. (a)	2,504	31,300
Valaris Ltd. (a)	1,972	133,347
Weatherford International PLC (a)	2,106	107,238
		2,176,674
Oil, Gas & Consumable Fuels - 3.5%
Aemetis, Inc. (a)(b)	1,045	4,138
Alto Ingredients, Inc. (a)	2,110	6,077
American Resources Corp. (a)(b)	1,913	2,525
Amplify Energy Corp. (a)	1,161	10,205
Antero Resources Corp. (a)	9,246	286,534
APA Corp.	10,723	500,550
Arch Resources, Inc.	609	86,959
Berry Corp.	2,165	17,320
California Resources Corp.	2,478	107,818
Callon Petroleum Co. (a)	1,684	62,460
Centrus Energy Corp. Class A (a)(b)	392	12,732
Chesapeake Energy Corp.	3,172	299,342
Chord Energy Corp.	1,361	186,198
Civitas Resources, Inc.	1,705	98,771
Clean Energy Fuels Corp. (a)	5,847	30,404
CNX Resources Corp. (a)	6,220	104,745
Comstock Resources, Inc. (b)	2,943	40,349
CONSOL Energy, Inc.	1,065	69,225
Crescent Energy, Inc. Class A (b)	1,054	12,637
CVR Energy, Inc.	973	30,494
Delek U.S. Holdings, Inc.	2,357	63,639
Denbury, Inc. (a)	1,634	142,191
DT Midstream, Inc.	3,174	175,395
Earthstone Energy, Inc. (a)(b)	1,240	17,645
EQT Corp.	12,145	410,865
Equitrans Midstream Corp.	14,173	94,959
Gevo, Inc. (a)(b)	7,649	14,533
Green Plains, Inc. (a)(b)	1,904	58,072
Gulfport Energy Corp. (a)(b)	388	28,572
HF Sinclair Corp.	4,772	247,619
International Seaways, Inc.	1,336	49,459
Kosmos Energy Ltd. (a)	14,891	94,707
Magnolia Oil & Gas Corp. Class A (b)	5,523	129,514
Matador Resources Co.	3,696	211,559
Murphy Oil Corp.	4,798	206,362
National Energy Services Reunited Corp. (a)	1,562	10,840
New Fortress Energy, Inc.	1,566	66,430
Nextdecade Corp. (a)(b)	1,380	6,817
Northern Oil & Gas, Inc.	2,255	69,499
Par Pacific Holdings, Inc. (a)	1,817	42,245
PBF Energy, Inc. Class A	3,525	143,750
PDC Energy, Inc.	3,156	200,343
Peabody Energy Corp. (a)	3,827	101,109
Permian Resource Corp. Class A (b)	6,654	62,548
Range Resources Corp.	8,138	203,613
Ranger Oil Corp.	651	26,320
Rex American Resources Corp. (a)	521	16,599
Ring Energy, Inc. (a)(b)	2,887	7,102
SandRidge Energy, Inc. (a)	1,052	17,916
SilverBow Resources, Inc. (a)	440	12,443
Sitio Royalties Corp. (b)	421	12,146
SM Energy Co.	4,021	140,051
Southwestern Energy Co. (a)	36,591	214,057
Talos Energy, Inc. (a)	2,138	40,365
Teekay Corp. (a)	2,240	10,170
Teekay Tankers Ltd. (a)	763	23,508
Tellurian, Inc. (a)(b)	16,796	28,217
Texas Pacific Land Corp. (b)	203	475,879
Uranium Energy Corp. (a)(b)	11,022	42,765
VAALCO Energy, Inc.	1,887	8,605
Vertex Energy, Inc. (a)(b)	2,008	12,450
Vital Energy, Inc. (a)(b)	561	28,847
W&T Offshore, Inc. (a)	3,115	17,382
World Fuel Services Corp.	2,033	55,562
		6,012,152
TOTAL ENERGY		8,188,826
FINANCIALS - 16.3%
Banks - 6.4%
1st Source Corp.	565	29,996
Amerant Bancorp, Inc. Class A	828	22,224
Ameris Bancorp	2,144	101,068
Associated Banc-Corp.	4,926	113,741
Atlantic Union Bankshares Corp.	2,446	85,952
Banc of California, Inc.	1,848	29,439
BancFirst Corp.	567	49,998
Bancorp, Inc., Delaware (a)	1,871	53,099
Bank of Hawaii Corp.	1,312	101,759
Bank of Marin Bancorp	452	14,862
Bank OZK	3,652	146,299
BankUnited, Inc.	2,536	86,148
Banner Corp.	1,119	70,721
Berkshire Hills Bancorp, Inc.	1,482	44,312
BOK Financial Corp.	955	99,119
Brookline Bancorp, Inc., Delaware	2,575	36,436
Byline Bancorp, Inc.	758	17,411
Cadence Bank	5,991	147,738
Camden National Corp.	483	20,136
Cathay General Bancorp	2,437	99,405
Central Pacific Financial Corp.	935	18,962
City Holding Co.	484	45,056
Coastal Financial Corp. of Washington (a)	343	16,299
Columbia Banking Systems, Inc. (b)	2,605	78,489
Comerica, Inc.	4,293	286,987
Commerce Bancshares, Inc.	3,755	255,603
Community Bank System, Inc.	1,759	110,729
Community Trust Bancorp, Inc.	501	23,011
ConnectOne Bancorp, Inc.	1,187	28,737
CrossFirst Bankshares, Inc. (a)	1,463	18,156
Cullen/Frost Bankers, Inc.	2,105	281,439
Customers Bancorp, Inc. (a)	1,010	28,623
CVB Financial Corp.	4,300	110,725
Dime Community Bancshares, Inc.	1,078	34,313
Eagle Bancorp, Inc.	1,057	46,582
East West Bancorp, Inc.	4,627	304,919
Eastern Bankshares, Inc.	5,317	91,718
Enterprise Financial Services Corp.	1,213	59,388
Equity Bancshares, Inc.	458	14,963
Farmers National Banc Corp.	1,016	14,346
FB Financial Corp.	1,153	41,669
Financial Institutions, Inc.	514	12,521
First Bancorp, North Carolina	1,187	50,851
First Bancorp, Puerto Rico	6,176	78,559
First Bancshares, Inc.	791	25,320
First Busey Corp.	1,653	40,862
First Citizens Bancshares, Inc.	434	329,128
First Commonwealth Financial Corp.	3,043	42,511
First Financial Bancorp, Ohio	3,140	76,082
First Financial Bankshares, Inc.	4,284	147,370
First Financial Corp., Indiana	333	15,345
First Foundation, Inc.	1,662	23,816
First Hawaiian, Inc.	4,176	108,743
First Horizon National Corp.	17,624	431,788
First Internet Bancorp	304	7,381
First Interstate Bancsystem, Inc.	2,980	115,177
First Merchants Corp.	1,946	80,000
Flushing Financial Corp.	898	17,403
FNB Corp., Pennsylvania	11,499	150,062
Fulton Financial Corp.	5,474	92,127
German American Bancorp, Inc.	924	34,465
Glacier Bancorp, Inc.	3,651	180,432
Great Southern Bancorp, Inc.	285	16,955
Hancock Whitney Corp.	2,814	136,169
Hanmi Financial Corp.	1,004	24,849
HarborOne Bancorp, Inc.	1,417	19,696
Heartland Financial U.S.A., Inc.	1,235	57,576
Heritage Commerce Corp.	2,027	26,351
Heritage Financial Corp., Washington	1,166	35,726
Hilltop Holdings, Inc.	1,501	45,045
Home Bancshares, Inc.	6,292	143,395
HomeStreet, Inc.	567	15,638
HomeTrust Bancshares, Inc.	443	10,707
Hope Bancorp, Inc.	3,882	49,728
Horizon Bancorp, Inc. Indiana	1,293	19,498
Independent Bank Corp.	671	16,050
Independent Bank Corp.	1,504	126,983
Independent Bank Group, Inc.	1,157	69,513
International Bancshares Corp.	1,735	79,394
Lakeland Bancorp, Inc.	2,163	38,090
Lakeland Financial Corp.	825	60,200
Live Oak Bancshares, Inc.	1,084	32,737
Mercantile Bank Corp.	483	16,171
Metropolitan Bank Holding Corp. (a)	351	20,593
Midland States Bancorp, Inc.	715	19,033
National Bank Holdings Corp.	991	41,691
NBT Bancorp, Inc.	1,384	60,093
Nicolet Bankshares, Inc. (a)	405	32,315
Northwest Bancshares, Inc. (b)	4,191	58,590
OceanFirst Financial Corp.	1,951	41,459
OFG Bancorp	1,545	42,580
Old National Bancorp, Indiana	9,622	173,004
Old Second Bancorp, Inc.	1,312	21,044
Origin Bancorp, Inc.	951	34,902
Pacific Premier Bancorp, Inc.	3,124	98,593
PacWest Bancorp	3,867	88,748
Park National Corp. (b)	470	66,153
Pathward Financial, Inc.	981	42,232
Peapack-Gladstone Financial Corp.	515	19,168
Peoples Bancorp, Inc.	909	25,679
Pinnacle Financial Partners, Inc.	2,510	184,234
Popular, Inc.	2,461	163,214
Preferred Bank, Los Angeles	453	33,803
Premier Financial Corp.	1,195	32,229
Prosperity Bancshares, Inc.	2,995	217,677
QCR Holdings, Inc.	564	27,997
Renasant Corp.	1,826	68,639
Republic First Bancorp, Inc. (a)(b)	1,485	3,193
S&T Bancorp, Inc.	1,285	43,921
Sandy Spring Bancorp, Inc.	1,458	51,365
Seacoast Banking Corp., Florida	1,996	62,255
ServisFirst Bancshares, Inc.	1,604	110,532
Silvergate Capital Corp. (a)(b)	1,055	18,357
Simmons First National Corp. Class A	4,223	91,132
Southside Bancshares, Inc.	985	35,450
Southstate Corp.	2,491	190,213
Stellar Bancorp, Inc.	1,466	43,188
Stock Yards Bancorp, Inc.	957	62,186
Synovus Financial Corp.	4,779	179,451
Texas Capital Bancshares, Inc. (a)	1,636	98,667
Tompkins Financial Corp.	417	32,351
TowneBank	2,154	66,429
Trico Bancshares	1,089	55,528
Triumph Bancorp, Inc. (a)	756	36,946
Trustmark Corp.	1,999	69,785
UMB Financial Corp.	1,436	119,935
Umpqua Holdings Corp.	7,125	127,181
United Bankshares, Inc., West Virginia (b)	4,418	178,885
United Community Bank, Inc.	3,501	118,334
Univest Corp. of Pennsylvania	945	24,693
Valley National Bancorp	13,799	156,067
Veritex Holdings, Inc.	1,780	49,982
Washington Federal, Inc.	2,168	72,736
Washington Trust Bancorp, Inc.	545	25,713
Webster Financial Corp.	5,779	273,578
WesBanco, Inc.	1,949	72,074
Westamerica Bancorp.	870	51,339
Western Alliance Bancorp.	3,558	211,914
Wintrust Financial Corp.	2,006	169,547
Zions Bancorp NA	4,933	242,506
		11,140,094
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	1,257	199,147
Ares Management Corp.	5,084	347,949
Artisan Partners Asset Management, Inc.	2,194	65,162
Assetmark Financial Holdings, Inc. (a)	698	16,054
B. Riley Financial, Inc. (b)	509	17,408
BGC Partners, Inc. Class A	10,841	40,871
Blucora, Inc. (a)	1,563	39,903
Blue Owl Capital, Inc. Class A (b)	11,046	117,088
Bridge Investment Group Holdings, Inc.	905	10,905
BrightSphere Investment Group, Inc.	1,087	22,370
Carlyle Group LP	7,135	212,908
Cboe Global Markets, Inc.	3,487	437,514
Cohen & Steers, Inc.	816	52,681
Coinbase Global, Inc. (a)(b)	5,171	183,002
Cowen Group, Inc. Class A	866	33,445
Diamond Hill Investment Group, Inc.	104	19,242
Donnelley Financial Solutions, Inc. (a)	843	32,582
Evercore, Inc. Class A	1,187	129,478
Federated Hermes, Inc.	2,778	100,869
Focus Financial Partners, Inc. Class A (a)	1,909	71,148
Franklin Resources, Inc. (b)	9,306	245,492
Galaxy Digital Holdings Ltd. (a)(b)	3,685	10,532
GCM Grosvenor, Inc. Class A (b)	1,369	10,418
GQG Partners, Inc. unit	25,020	23,870
Greenhill & Co., Inc.	363	3,721
Hamilton Lane, Inc. Class A	1,146	73,206
Houlihan Lokey	1,636	142,594
Interactive Brokers Group, Inc.	3,383	244,760
Invesco Ltd.	14,925	268,501
Janus Henderson Group PLC	4,355	102,430
Jefferies Financial Group, Inc.	6,103	209,211
Lazard Ltd. Class A	3,701	128,314
LPL Financial	2,620	566,353
Moelis & Co. Class A	2,109	80,922
Morningstar, Inc.	825	178,687
Open Lending Corp. (a)	3,424	23,112
Oppenheimer Holdings, Inc. Class A (non-vtg.)	246	10,413
P10, Inc.	1,048	11,182
Perella Weinberg Partners Class A	1,344	13,171
Piper Jaffray Companies	452	58,846
PJT Partners, Inc.	803	59,173
Sculptor Capital Management, Inc. Class A	729	6,313
SEI Investments Co.	3,387	197,462
StepStone Group, Inc. Class A	1,584	39,885
Stifel Financial Corp.	3,486	203,478
StoneX Group, Inc. (a)	570	54,321
Tradeweb Markets, Inc. Class A	3,532	229,333
Victory Capital Holdings, Inc.	900	24,147
Virtu Financial, Inc. Class A	3,149	64,271
Virtus Investment Partners, Inc.	223	42,691
WisdomTree Investments, Inc. (b)	3,656	19,925
		5,496,460
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	143	3,747
Bread Financial Holdings, Inc.	1,612	60,708
Credit Acceptance Corp. (a)(b)	200	94,880
CURO Group Holdings Corp.	768	2,726
Encore Capital Group, Inc. (a)	784	37,585
Enova International, Inc. (a)	1,031	39,559
EZCORP, Inc. (non-vtg.) Class A (a)	1,817	14,809
FirstCash Holdings, Inc.	1,251	108,724
Green Dot Corp. Class A (a)	1,574	24,901
Katapult Holdings, Inc. (a)	1,787	1,710
LendingClub Corp. (a)	3,383	29,770
LendingTree, Inc. (a)	382	8,148
Medallion Financial Corp. (b)	629	4,491
MoneyLion, Inc. (a)	4,415	2,737
Navient Corp.	3,634	59,779
Nelnet, Inc. Class A	589	53,452
NerdWallet, Inc. (a)(b)	1,042	10,003
OneMain Holdings, Inc.	4,060	135,239
Oportun Financial Corp. (a)	729	4,017
PRA Group, Inc. (a)	1,272	42,968
PROG Holdings, Inc. (a)	1,662	28,071
Regional Management Corp.	307	8,621
SLM Corp.	8,275	137,365
SoFi Technologies, Inc. (a)(b)	26,664	122,921
Sunlight Financial Holdings, Inc. Class A (a)(b)	1,117	1,441
Upstart Holdings, Inc. (a)(b)	2,304	30,459
World Acceptance Corp. (a)(b)	119	7,847
		1,076,678
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	571	19,831
Acacia Research Corp. (a)	1,068	4,496
Cannae Holdings, Inc. (a)	2,451	50,613
Equitable Holdings, Inc.	11,469	329,160
Jackson Financial, Inc.	1,978	68,815
Voya Financial, Inc. (b)	3,222	198,121
		671,036
Insurance - 4.0%
AMBAC Financial Group, Inc. (a)	1,500	26,160
American Equity Investment Life Holding Co.	2,329	106,249
American Financial Group, Inc.	2,292	314,646
Amerisafe, Inc.	647	33,625
Argo Group International Holdings, Ltd.	1,175	30,374
Assurant, Inc.	1,747	218,480
Assured Guaranty Ltd.	2,030	126,388
Axis Capital Holdings Ltd.	2,531	137,104
Brighthouse Financial, Inc. (a)	2,353	120,638
Brown & Brown, Inc.	7,706	439,011
BRP Group, Inc. (a)	1,981	49,802
CNO Financial Group, Inc.	3,750	85,688
eHealth, Inc. (a)	886	4,288
Employers Holdings, Inc.	876	37,782
Enstar Group Ltd. (a)	444	102,582
Erie Indemnity Co. Class A	820	203,950
Everest Re Group Ltd.	1,295	428,995
First American Financial Corp.	3,418	178,898
Genworth Financial, Inc. Class A (a)	16,550	87,550
Globe Life, Inc.	2,975	358,636
Goosehead Insurance (a)(b)	688	23,626
Hanover Insurance Group, Inc.	1,170	158,102
HCI Group, Inc. (b)	231	9,145
Hippo Holdings, Inc. (a)(b)	502	6,827
Horace Mann Educators Corp.	1,337	49,964
James River Group Holdings Ltd.	1,247	26,075
Kemper Corp.	2,093	102,976
Kinsale Capital Group, Inc.	708	185,156
Lemonade, Inc. (a)(b)	1,477	20,205
Lincoln National Corp.	5,088	156,303
Loews Corp.	6,548	381,945
MBIA, Inc. (a)	1,542	19,815
Mercury General Corp.	892	30,506
National Western Life Group, Inc.	81	22,761
Old Republic International Corp.	9,439	227,952
Oscar Health, Inc. (a)	3,570	8,782
Palomar Holdings, Inc. (a)	831	37,528
Primerica, Inc.	1,231	174,580
ProAssurance Corp.	1,785	31,184
Reinsurance Group of America, Inc.	2,200	312,598
RenaissanceRe Holdings Ltd.	1,436	264,554
RLI Corp.	1,327	174,195
Root, Inc. (a)(b)	172	772
Ryan Specialty Group Holdings, Inc. (a)(b)	2,716	112,741
Safety Insurance Group, Inc.	480	40,445
Selective Insurance Group, Inc.	1,984	175,802
Selectquote, Inc. (a)	4,398	2,955
Siriuspoint Ltd. (a)	2,809	16,573
Stewart Information Services Corp.	890	38,030
Tiptree, Inc.	749	10,366
Trean Insurance Group, Inc. (a)	595	3,570
Trupanion, Inc. (a)(b)	1,157	54,992
United Fire Group, Inc.	724	19,809
Universal Insurance Holdings, Inc.	907	9,605
Unum Group	6,171	253,196
W.R. Berkley Corp.	6,707	486,727
White Mountains Insurance Group Ltd.	83	117,389
		6,858,597
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc.	758	4,025
AGNC Investment Corp.	17,192	177,937
Annaly Capital Management, Inc.	14,162	298,535
Apollo Commercial Real Estate Finance, Inc.	4,200	45,192
Arbor Realty Trust, Inc.	5,621	74,141
Ares Commercial Real Estate Corp.	1,802	18,543
Armour Residential REIT, Inc. (b)	3,750	21,113
Blackstone Mortgage Trust, Inc.	5,622	119,018
BrightSpire Capital, Inc.	3,067	19,107
Broadmark Realty Capital, Inc.	4,388	15,621
Cherry Hill Mortgage Investment Corp. (b)	676	3,921
Chimera Investment Corp.	7,639	42,015
Dynex Capital, Inc.	1,484	18,876
Ellington Financial LLC (b)	1,924	23,800
Ellington Residential Mortgage REIT (b)	436	2,991
Franklin BSP Realty Trust, Inc.	2,778	35,836
Granite Point Mortgage Trust, Inc.	1,739	9,321
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	2,895	83,897
Invesco Mortgage Capital, Inc.	1,094	13,927
KKR Real Estate Finance Trust, Inc.	1,931	26,957
Ladder Capital Corp. Class A	3,728	37,429
MFA Financial, Inc.	2,916	28,723
New York Mortgage Trust, Inc.	12,701	32,515
Orchid Island Capital, Inc. (b)	1,178	12,369
PennyMac Mortgage Investment Trust (b)	3,036	37,616
Ready Capital Corp. (b)	3,373	37,575
Redwood Trust, Inc.	3,809	25,749
Rithm Capital Corp.	15,364	125,524
Sachem Capital Corp.	1,386	4,574
Starwood Property Trust, Inc.	10,175	186,508
TPG RE Finance Trust, Inc.	2,013	13,668
Two Harbors Investment Corp.	2,818	44,440
		1,641,463
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	1,753	67,000
Blue Foundry Bancorp (a)	774	9,946
Capitol Federal Financial, Inc.	4,225	36,546
Columbia Financial, Inc. (a)	1,099	23,760
Essent Group Ltd.	3,541	137,674
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	303	34,151
Hingham Institution for Savings	51	14,074
Kearny Financial Corp.	2,213	22,462
Merchants Bancorp	850	20,672
MGIC Investment Corp.	9,966	129,558
Mr. Cooper Group, Inc. (a)	2,353	94,426
New York Community Bancorp, Inc.	15,326	131,804
NMI Holdings, Inc. (a)	2,793	58,374
Northfield Bancorp, Inc.	1,458	22,934
Ocwen Financial Corp. (a)	234	7,156
PennyMac Financial Services, Inc.	1,032	58,473
Provident Financial Services, Inc.	2,434	51,990
Radian Group, Inc.	5,305	101,166
Rocket Companies, Inc. (b)	3,737	26,159
Southern Missouri Bancorp, Inc.	259	11,870
TFS Financial Corp.	1,551	22,350
Trustco Bank Corp., New York	627	23,569
UWM Holdings Corp. Class A (b)	3,113	10,304
Walker & Dunlop, Inc.	1,015	79,657
Waterstone Financial, Inc.	725	12,499
WSFS Financial Corp.	2,091	94,806
		1,303,380
TOTAL FINANCIALS		28,187,708
HEALTH CARE - 12.1%
Biotechnology - 4.5%
2seventy bio, Inc. (a)	1,255	11,759
4D Molecular Therapeutics, Inc. (a)	876	19,456
ACADIA Pharmaceuticals, Inc. (a)	3,927	62,518
Adicet Bio, Inc. (a)	1,026	9,172
ADMA Biologics, Inc. (a)	5,638	21,875
Adverum Biotechnologies, Inc. (a)	2,500	1,449
Agenus, Inc. (a)	8,459	20,302
Agios Pharmaceuticals, Inc. (a)	1,777	49,898
Akero Therapeutics, Inc. (a)(b)	982	53,814
Alaunos Therapeutics, Inc. (a)(b)	7,099	4,608
Albireo Pharma, Inc. (a)(b)	564	12,188
Aldeyra Therapeutics, Inc. (a)	1,611	11,213
Alector, Inc. (a)	2,015	18,598
Alkermes PLC (a)	5,382	140,632
Allakos, Inc. (a)	2,311	19,459
Allogene Therapeutics, Inc. (a)(b)	2,973	18,700
Allovir, Inc. (a)(b)	1,499	7,690
Altimmune, Inc. (a)	1,449	23,836
ALX Oncology Holdings, Inc. (a)	713	8,036
Amicus Therapeutics, Inc. (a)	8,205	100,183
AnaptysBio, Inc. (a)(b)	665	20,608
Anavex Life Sciences Corp. (a)(b)	2,607	24,141
Anika Therapeutics, Inc. (a)	468	13,853
Apellis Pharmaceuticals, Inc. (a)	3,065	158,491
Arbutus Biopharma Corp. (a)	3,282	7,647
Arcturus Therapeutics Holdings, Inc. (a)	750	12,720
Arcus Biosciences, Inc. (a)	1,713	35,425
Arcutis Biotherapeutics, Inc. (a)	1,300	19,240
Ardelyx, Inc. (a)(b)	5,239	14,931
Arrowhead Pharmaceuticals, Inc. (a)	3,480	141,149
Ars Pharmaceuticals, Inc. (a)	787	6,713
Assembly Biosciences, Inc. (a)	1,110	1,443
Atara Biotherapeutics, Inc. (a)	2,994	9,820
Atossa Therapeutics, Inc. (a)(b)	4,119	2,177
Aura Biosciences, Inc. (a)	477	5,009
AVEO Pharmaceuticals, Inc. (a)	935	13,978
Avid Bioservices, Inc. (a)	2,051	28,242
Avidity Biosciences, Inc. (a)	1,710	37,945
Avita Medical, Inc. (a)(b)	884	5,834
Beam Therapeutics, Inc. (a)(b)	1,942	75,952
BioAtla, Inc. (a)(b)	925	7,631
BioCryst Pharmaceuticals, Inc. (a)	6,064	69,615
Biohaven Ltd. (a)	1,052	14,602
BioXcel Therapeutics, Inc. (a)(b)	664	14,263
bluebird bio, Inc. (a)(b)	2,458	17,009
Blueprint Medicines Corp. (a)	1,956	85,692
BridgeBio Pharma, Inc. (a)(b)	3,447	26,266
C4 Therapeutics, Inc. (a)(b)	1,416	8,354
Cardiff Oncology, Inc. (a)(b)	1,360	1,904
CareDx, Inc. (a)	1,793	20,458
Caribou Biosciences, Inc. (a)	1,778	11,166
Catalyst Pharmaceutical Partners, Inc. (a)	3,086	57,400
Cel-Sci Corp. (a)(b)	1,586	3,727
Celldex Therapeutics, Inc. (a)	1,539	68,593
Century Therapeutics, Inc. (a)(b)	681	3,494
Cerevel Therapeutics Holdings (a)	2,095	66,076
Checkpoint Therapeutics, Inc. (a)(b)	210	1,073
Chimerix, Inc. (a)	2,502	4,654
Chinook Therapeutics, Inc. (a)	1,439	37,702
Cogent Biosciences, Inc. (a)	2,157	24,935
Coherus BioSciences, Inc. (a)(b)	2,167	17,163
Concert Pharmaceuticals, Inc. (a)	1,407	8,217
Crinetics Pharmaceuticals, Inc. (a)	1,448	26,498
CRISPR Therapeutics AG (a)(b)	2,563	104,186
CTI BioPharma Corp. (a)	3,194	19,196
Cue Biopharma, Inc. (a)	1,306	3,722
Cullinan Oncology, Inc. (a)(b)	956	10,086
Curis, Inc. (a)	2,619	1,440
Cytokinetics, Inc. (a)	3,091	141,630
CytomX Therapeutics, Inc. (a)(b)	1,866	2,986
Day One Biopharmaceuticals, Inc. (a)	894	19,239
Deciphera Pharmaceuticals, Inc. (a)	1,634	26,781
Denali Therapeutics, Inc. (a)	3,203	89,075
DermTech, Inc. (a)(b)	749	1,326
Design Therapeutics, Inc. (a)(b)	965	9,901
Dynavax Technologies Corp. (a)(b)	3,866	41,134
Dyne Therapeutics, Inc. (a)	845	9,794
Eagle Pharmaceuticals, Inc. (a)	333	9,734
Editas Medicine, Inc. (a)(b)	2,305	20,445
Eiger Biopharmaceuticals, Inc. (a)	1,340	1,581
Emergent BioSolutions, Inc. (a)	1,486	17,550
Enanta Pharmaceuticals, Inc. (a)	643	29,912
Entrada Therapeutics, Inc. (a)	567	7,666
Erasca, Inc. (a)	1,966	8,473
Evelo Biosciences, Inc. (a)(b)	1,838	2,959
Exelixis, Inc. (a)	10,574	169,607
Fate Therapeutics, Inc. (a)(b)	2,750	27,748
FibroGen, Inc. (a)	2,877	46,090
Foghorn Therapeutics, Inc. (a)	716	4,568
G1 Therapeutics, Inc. (a)(b)	1,210	6,570
Generation Bio Co. (a)(b)	1,542	6,060
Geron Corp. (a)(b)	10,675	25,834
Gossamer Bio, Inc. (a)	2,527	5,484
Gritstone Bio, Inc. (a)(b)	2,139	7,380
Halozyme Therapeutics, Inc. (a)	4,525	257,473
Heron Therapeutics, Inc. (a)(b)	3,510	8,775
Homology Medicines, Inc. (a)	1,147	1,445
Humacyte, Inc. Class A (a)(b)	1,629	3,437
Icosavax, Inc. (a)	814	6,463
Ideaya Biosciences, Inc. (a)	1,086	19,733
IGM Biosciences, Inc. (a)(b)	302	5,137
Imago BioSciences, Inc. (a)	795	28,580
Immunic, Inc. (a)(b)	815	1,141
ImmunityBio, Inc. (a)(b)	3,416	17,319
ImmunoGen, Inc. (a)	6,427	31,878
Immunovant, Inc. (a)	1,484	26,341
Inhibrx, Inc. (a)(b)	887	21,856
Inmune Bio, Inc. (a)(b)	383	2,428
Inovio Pharmaceuticals, Inc. (a)(b)	8,510	13,276
Insmed, Inc. (a)	3,902	77,962
Intellia Therapeutics, Inc. (a)	2,497	87,120
Intercept Pharmaceuticals, Inc. (a)(b)	794	9,822
Invivyd, Inc. (a)	1,746	2,619
Ionis Pharmaceuticals, Inc. (a)	4,655	175,819
Iovance Biotherapeutics, Inc. (a)	4,426	28,282
Ironwood Pharmaceuticals, Inc. Class A (a)	4,383	54,305
iTeos Therapeutics, Inc. (a)	809	15,800
Iveric Bio, Inc. (a)	3,652	78,189
Janux Therapeutics, Inc. (a)	573	7,546
Jounce Therapeutics, Inc. (a)	1,031	1,144
Kalvista Pharmaceuticals, Inc. (a)	652	4,408
Karuna Therapeutics, Inc. (a)	877	172,331
Karyopharm Therapeutics, Inc. (a)(b)	2,344	7,970
Keros Therapeutics, Inc. (a)	535	25,691
Kezar Life Sciences, Inc. (a)(b)	1,698	11,954
Kiniksa Pharmaceuticals Ltd. (a)	840	12,583
Kinnate Biopharma, Inc. (a)	498	3,038
Kodiak Sciences, Inc. (a)	1,119	8,012
Kronos Bio, Inc. (a)(b)	1,551	2,513
Krystal Biotech, Inc. (a)	703	55,692
Kura Oncology, Inc. (a)	2,027	25,155
Kymera Therapeutics, Inc. (a)(b)	1,189	29,677
Lexicon Pharmaceuticals, Inc. (a)	2,977	5,686
Lineage Cell Therapeutics, Inc. (a)(b)	3,625	4,241
Macrogenics, Inc. (a)	1,922	12,897
Madrigal Pharmaceuticals, Inc. (a)	389	112,907
MannKind Corp. (a)(b)	8,430	44,426
Mersana Therapeutics, Inc. (a)	2,845	16,672
MiMedx Group, Inc. (a)	3,709	10,311
Mirati Therapeutics, Inc. (a)	1,643	74,444
Mirum Pharmaceuticals, Inc. (a)	783	15,269
Monte Rosa Therapeutics, Inc. (a)(b)	966	7,351
Morphic Holding, Inc. (a)	975	26,081
Myovant Sciences Ltd. (a)	1,418	38,229
Myriad Genetics, Inc. (a)	2,644	38,364
Natera, Inc. (a)	3,182	127,821
Neurocrine Biosciences, Inc. (a)	3,143	375,400
NextCure, Inc. (a)	420	592
Nkarta, Inc. (a)	1,085	6,499
Novavax, Inc. (a)(b)	2,531	26,019
Nurix Therapeutics, Inc. (a)	1,472	16,163
Nuvalent, Inc. Class A (a)	606	18,047
Ocugen, Inc. (a)(b)	7,079	9,203
Olema Pharmaceuticals, Inc. (a)(b)	1,356	3,322
Omniab, Inc. (c)	200	624
Omniab, Inc. (c)	200	590
Organogenesis Holdings, Inc. Class A (a)	2,217	5,964
ORIC Pharmaceuticals, Inc. (a)(b)	907	5,342
Outlook Therapeutics, Inc. (a)(b)	3,456	3,732
PDL BioPharma, Inc. (a)(c)	2,200	2,772
PDS Biotechnology Corp. (a)	802	10,586
PepGen, Inc.	314	4,198
Pieris Pharmaceuticals, Inc. (a)(b)	1,999	2,079
PMV Pharmaceuticals, Inc. (a)(b)	1,059	9,213
Point Biopharma Global, Inc. (a)(b)	2,159	15,739
Praxis Precision Medicines, Inc. (a)(b)	1,003	2,387
Precigen, Inc. (a)(b)	3,303	5,021
Precision BioSciences, Inc. (a)	2,674	3,182
Prometheus Biosciences, Inc. (a)	953	104,830
Protagonist Therapeutics, Inc. (a)	1,480	16,147
Prothena Corp. PLC (a)	1,157	69,709
PTC Therapeutics, Inc. (a)	2,339	89,280
Puma Biotechnology, Inc. (a)	1,133	4,793
RAPT Therapeutics, Inc. (a)	741	14,672
Recursion Pharmaceuticals, Inc. (a)(b)	3,909	30,138
REGENXBIO, Inc. (a)	1,268	28,758
Relay Therapeutics, Inc. (a)	2,923	43,670
Repligen Corp. (a)	1,696	287,150
Replimune Group, Inc. (a)	1,054	28,669
Revolution Medicines, Inc. (a)	2,451	58,383
Rhythm Pharmaceuticals, Inc. (a)(b)	1,307	38,060
Rigel Pharmaceuticals, Inc. (a)	5,964	8,946
Rocket Pharmaceuticals, Inc. (a)	1,631	31,919
Sage Therapeutics, Inc. (a)	1,696	64,685
Sana Biotechnology, Inc. (a)(b)	2,991	11,814
Sangamo Therapeutics, Inc. (a)	4,415	13,863
Sarepta Therapeutics, Inc. (a)	2,874	372,413
Scholar Rock Holding Corp. (a)(b)	1,158	10,480
Selecta Biosciences, Inc. (a)	3,423	3,868
Seres Therapeutics, Inc. (a)	3,014	16,878
Sesen Bio, Inc. (a)	6,389	3,894
Shattuck Labs, Inc. (a)	1,301	2,992
Sorrento Therapeutics, Inc. (a)(b)	12,665	11,221
Spectrum Pharmaceuticals, Inc. (a)(b)	5,800	2,137
SpringWorks Therapeutics, Inc. (a)	1,039	27,024
Stoke Therapeutics, Inc. (a)	740	6,830
Surface Oncology, Inc. (a)	1,183	970
Sutro Biopharma, Inc. (a)	1,476	11,926
Syndax Pharmaceuticals, Inc. (a)	1,750	44,538
Taysha Gene Therapies, Inc. (a)	657	1,485
TCR2 Therapeutics, Inc. (a)	1,263	1,261
Tenaya Therapeutics, Inc. (a)	914	1,837
TG Therapeutics, Inc. (a)	4,510	53,353
Travere Therapeutics, Inc. (a)	1,823	38,338
Twist Bioscience Corp. (a)	1,829	43,548
Tyra Biosciences, Inc. (a)(b)	557	4,233
Ultragenyx Pharmaceutical, Inc. (a)	2,294	106,281
uniQure B.V. (a)	1,348	30,559
United Therapeutics Corp. (a)	1,494	415,466
Vanda Pharmaceuticals, Inc. (a)	1,850	13,672
Vaxart, Inc. (a)(b)	4,281	4,114
Vaxcyte, Inc. (a)	1,455	69,767
VBI Vaccines, Inc. (a)	5,868	2,295
Veracyte, Inc. (a)	2,358	55,955
Verastem, Inc. (a)(b)	5,488	2,209
Vericel Corp. (a)	1,561	41,117
Verve Therapeutics, Inc. (a)(b)	1,339	25,910
Viking Therapeutics, Inc. (a)	2,317	21,780
Vir Biotechnology, Inc. (a)	2,492	63,073
Viridian Therapeutics, Inc. (a)(b)	1,232	35,987
Voyager Therapeutics, Inc. (a)(b)	943	5,752
Xencor, Inc. (a)	1,971	51,325
Y-mAbs Therapeutics, Inc. (a)	1,075	5,246
Zentalis Pharmaceuticals, Inc. (a)	1,441	29,022
		7,713,882
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)(b)	3,099	6,477
Alphatec Holdings, Inc. (a)	2,326	28,726
Angiodynamics, Inc. (a)	1,281	17,639
Apollo Endosurgery, Inc. (a)	1,333	13,290
Artivion, Inc. (a)	1,339	16,229
Asensus Surgical, Inc. (a)(b)	7,206	2,501
Atricure, Inc. (a)	1,508	66,925
Atrion Corp.	44	24,616
Avanos Medical, Inc. (a)	1,494	40,428
AxoGen, Inc. (a)	1,379	13,762
Axonics Modulation Technologies, Inc. (a)	1,614	100,923
Beyond Air, Inc. (a)(b)	876	5,685
Bioventus, Inc. (a)(b)	1,037	2,707
Butterfly Network, Inc. Class A (a)	4,843	11,914
Cardiovascular Systems, Inc. (a)	1,376	18,741
Cerus Corp. (a)	5,934	21,659
ClearPoint Neuro, Inc. (a)	719	6,090
Co.-Diagnostics, Inc. (a)(b)	993	2,502
CONMED Corp. (b)	1,002	88,817
Cutera, Inc. (a)(b)	587	25,957
DarioHealth Corp. (a)(b)	802	3,433
Dentsply Sirona, Inc.	7,083	225,523
Enovis Corp. (a)	1,565	83,759
Envista Holdings Corp. (a)	5,359	180,438
Figs, Inc. Class A (a)	4,176	28,104
Glaukos Corp. (a)	1,575	68,796
Globus Medical, Inc. (a)	2,532	188,052
Haemonetics Corp. (a)	1,677	131,896
Heska Corp. (a)	332	20,637
ICU Medical, Inc. (a)	659	103,779
Inari Medical, Inc. (a)	1,582	100,552
Inogen, Inc. (a)	775	15,275
Inspire Medical Systems, Inc. (a)	908	228,707
Integer Holdings Corp. (a)	1,079	73,868
Integra LifeSciences Holdings Corp. (a)	2,373	133,054
IRadimed Corp.	230	6,507
iRhythm Technologies, Inc. (a)	991	92,827
Lantheus Holdings, Inc. (a)	2,255	114,915
LeMaitre Vascular, Inc. (b)	644	29,637
LivaNova PLC (a)	1,747	97,028
Masimo Corp. (a)	1,588	234,945
Meridian Bioscience, Inc. (a)	1,445	47,988
Merit Medical Systems, Inc. (a)	1,859	131,283
Mesa Laboratories, Inc.	164	27,258
Neogen Corp. (a)	7,093	108,026
Nevro Corp. (a)	1,181	46,768
Novocure Ltd. (a)(b)	2,958	216,969
NuVasive, Inc. (a)	1,696	69,943
Omnicell, Inc. (a)	1,451	73,159
OraSure Technologies, Inc. (a)	2,399	11,563
Orthofix International NV (a)	674	13,837
OrthoPediatrics Corp. (a)	452	17,958
Outset Medical, Inc. (a)	1,577	40,718
Owlet, Inc. (a)(b)	2,103	1,176
Penumbra, Inc. (a)	1,245	276,963
PROCEPT BioRobotics Corp. (a)	1,070	44,448
Pulmonx Corp. (a)(b)	1,183	9,973
QuidelOrtho Corp. (a)	1,784	152,835
Seaspine Holdings Corp. (a)	1,154	9,636
Semler Scientific, Inc. (a)	176	5,808
Senseonics Holdings, Inc. (a)(b)	15,564	16,031
Shockwave Medical, Inc. (a)	1,180	242,620
SI-BONE, Inc. (a)	999	13,586
Sight Sciences, Inc. (a)(b)	853	10,415
Silk Road Medical, Inc. (a)	1,177	62,204
SmileDirectClub, Inc. (a)(b)	3,226	1,136
Staar Surgical Co. (a)	1,571	76,256
Stereotaxis, Inc. (a)	1,399	2,896
SurModics, Inc. (a)	473	16,139
Tactile Systems Technology, Inc. (a)	609	6,991
Tandem Diabetes Care, Inc. (a)	2,105	94,620
TransMedics Group, Inc. (a)	1,029	63,510
Treace Medical Concepts, Inc. (a)	1,036	23,818
UFP Technologies, Inc. (a)	230	27,115
Utah Medical Products, Inc.	113	11,360
Varex Imaging Corp. (a)(b)	1,318	26,755
Vicarious Surgical, Inc. (a)(b)	1,071	2,163
ViewRay, Inc. (a)	4,778	21,405
Zimvie, Inc. (a)(b)	705	6,585
Zomedica Corp. (a)(b)	29,244	4,767
Zynex, Inc. (b)	764	10,627
		4,724,628
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)	5,516	92,172
23andMe Holding Co. Class A (a)(b)	8,548	18,464
Acadia Healthcare Co., Inc. (a)	2,978	245,149
Accolade, Inc. (a)	2,108	16,421
AdaptHealth Corp. (a)	2,524	48,511
Addus HomeCare Corp. (a)	524	52,133
Agiliti, Inc. (a)(b)	1,094	17,843
Amedisys, Inc. (a)	1,067	89,137
AMN Healthcare Services, Inc. (a)	1,423	146,313
Apollo Medical Holdings, Inc. (a)(b)	1,281	37,905
ATI Physical Therapy, Inc. (a)(b)	2,990	912
Aveanna Healthcare Holdings, Inc. (a)	1,178	919
Brookdale Senior Living, Inc. (a)	6,198	16,921
Cano Health, Inc. (a)	5,721	7,838
CareMax, Inc. Class A (a)	2,184	7,972
Castle Biosciences, Inc. (a)	822	19,350
Chemed Corp.	490	250,111
Clover Health Investments Corp. (a)	11,093	10,311
Community Health Systems, Inc. (a)	4,087	17,656
Corvel Corp. (a)	310	45,052
Cross Country Healthcare, Inc. (a)	1,188	31,565
DaVita HealthCare Partners, Inc. (a)	1,829	136,571
DocGo, Inc. Class A (a)(b)	2,691	19,025
Encompass Health Corp.	3,276	195,938
Enhabit Home Health & Hospice (a)	1,628	21,424
Fulgent Genetics, Inc. (a)	667	19,863
GeneDx Holdings Corp. Class A (a)(b)	8,244	2,175
Guardant Health, Inc. (a)	3,358	91,338
HealthEquity, Inc. (a)	2,771	170,804
Henry Schein, Inc. (a)	4,467	356,779
Hims & Hers Health, Inc. (a)(b)	4,169	26,723
InfuSystems Holdings, Inc. (a)	700	6,076
Invitae Corp. (a)(b)	7,188	13,370
LHC Group, Inc. (a)	1,016	164,277
Modivcare, Inc. (a)	417	37,417
National Healthcare Corp.	448	26,656
National Research Corp. Class A	448	16,710
Oak Street Health, Inc. (a)(b)	3,806	81,867
Opko Health, Inc. (a)	13,642	17,053
Option Care Health, Inc. (a)	5,083	152,947
Owens & Minor, Inc.	2,535	49,509
Patterson Companies, Inc.	2,832	79,381
Pediatrix Medical Group, Inc. (a)	2,769	41,147
Pennant Group, Inc. (a)	856	9,399
PetIQ, Inc. Class A (a)	847	7,809
Premier, Inc.	3,862	135,093
Privia Health Group, Inc. (a)	1,607	36,495
Progyny, Inc. (a)	2,455	76,473
R1 Rcm, Inc. (a)	4,478	49,034
RadNet, Inc. (a)	1,632	30,731
Select Medical Holdings Corp.	3,376	83,826
Surgery Partners, Inc. (a)	1,268	35,326
Talkspace, Inc. Class A (a)	2,839	1,733
Tenet Healthcare Corp. (a)	3,544	172,912
The Ensign Group, Inc.	1,814	171,623
The Joint Corp. (a)	507	7,088
U.S. Physical Therapy, Inc.	431	34,924
Universal Health Services, Inc. Class B	2,157	303,900
		4,056,071
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	3,633	64,086
American Well Corp. (a)	7,902	22,363
Certara, Inc. (a)	3,499	56,229
Computer Programs & Systems, Inc. (a)	506	13,773
Definitive Healthcare Corp. (a)(b)	1,190	13,078
Doximity, Inc. (a)(b)	3,634	121,957
Evolent Health, Inc. (a)	2,729	76,630
GoodRx Holdings, Inc. (a)(b)	2,608	12,153
Health Catalyst, Inc. (a)	1,763	18,741
HealthStream, Inc. (a)	815	20,245
iCAD, Inc. (a)	651	1,191
MultiPlan Corp. Class A (a)(b)	7,600	8,740
Nextgen Healthcare, Inc. (a)	1,784	33,504
Phreesia, Inc. (a)	1,747	56,533
Schrodinger, Inc. (a)	1,751	32,726
Sharecare, Inc. Class A (a)	10,805	17,288
Simulations Plus, Inc.	527	19,272
Tabula Rasa HealthCare, Inc. (a)(b)	891	4,410
		592,919
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	3,134	114,203
Adaptive Biotechnologies Corp. (a)	3,662	27,978
Azenta, Inc.	2,464	143,454
Berkeley Lights, Inc. (a)	2,002	5,365
Bio-Rad Laboratories, Inc. Class A (a)	705	296,445
BioLife Solutions, Inc. (a)	1,122	20,420
BioNano Genomics, Inc. (a)(b)	9,822	14,340
Bruker Corp.	3,308	226,102
ChromaDex, Inc. (a)(b)	1,535	2,579
Codexis, Inc. (a)	2,225	10,369
CryoPort, Inc. (a)(b)	1,595	27,673
Frontage Holdings Corp. (a)(d)	30,000	11,082
Inotiv, Inc. (a)(b)	594	2,934
Maravai LifeSciences Holdings, Inc. (a)	3,557	50,901
Medpace Holdings, Inc. (a)	828	175,875
Nanostring Technologies, Inc. (a)	1,384	11,030
Nautilus Biotechnology, Inc. (a)	1,540	2,772
NeoGenomics, Inc. (a)	4,117	38,041
OmniAb, Inc. (a)	2,587	9,313
Pacific Biosciences of California, Inc. (a)(b)	6,806	55,673
Personalis, Inc. (a)	1,364	2,701
Quanterix Corp. (a)	1,150	15,928
Quantum-Si, Inc. (a)(b)	2,934	5,369
Science 37 Holdings, Inc. (a)(b)	1,544	641
Seer, Inc. (a)	1,178	6,832
SomaLogic, Inc. Class A (a)	5,160	12,952
Sotera Health Co. (a)	3,247	27,048
Standard BioTools, Inc. (a)(b)	2,172	2,541
Syneos Health, Inc. (a)	3,374	123,758
		1,444,319
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	1	1
Aclaris Therapeutics, Inc. (a)	1,683	26,507
Amneal Pharmaceuticals, Inc. (a)	3,398	6,762
Amphastar Pharmaceuticals, Inc. (a)	1,243	34,829
ANI Pharmaceuticals, Inc. (a)	377	15,167
Arvinas Holding Co. LLC (a)	1,593	54,497
Atea Pharmaceuticals, Inc. (a)	2,495	12,001
Athira Pharma, Inc. (a)	945	2,996
Axsome Therapeutics, Inc. (a)(b)	1,061	81,835
Cara Therapeutics, Inc. (a)	1,422	15,272
Cassava Sciences, Inc. (a)(b)	1,246	36,807
Citius Pharmaceuticals, Inc. (a)(b)	4,140	3,271
Clearside Biomedical, Inc. (a)	1,619	1,813
Collegium Pharmaceutical, Inc. (a)	1,157	26,842
Corcept Therapeutics, Inc. (a)	3,137	63,712
CymaBay Therapeutics, Inc. (a)	2,592	16,252
DICE Therapeutics, Inc. (a)	818	25,522
Edgewise Therapeutics, Inc. (a)	887	7,930
Esperion Therapeutics, Inc. (a)(b)	1,956	12,186
Evolus, Inc. (a)	1,202	9,027
Eyepoint Pharmaceuticals, Inc. (a)	876	3,066
Fulcrum Therapeutics, Inc. (a)(b)	1,047	7,622
Harmony Biosciences Holdings, Inc. (a)	976	53,778
Innoviva, Inc. (a)	2,122	28,117
Intra-Cellular Therapies, Inc. (a)	2,891	152,992
Jazz Pharmaceuticals PLC (a)	2,057	327,701
KemPharm, Inc. (a)(b)	999	4,585
Ligand Pharmaceuticals, Inc. Class B (a)	528	35,270
Liquidia Technologies, Inc. (a)	1,463	9,319
Marinus Pharmaceuticals, Inc. (a)(b)	1,187	4,724
Nektar Therapeutics (a)	6,248	14,120
NGM Biopharmaceuticals, Inc. (a)	1,274	6,395
Nuvation Bio, Inc. (a)(b)	4,646	8,920
Ocular Therapeutix, Inc. (a)	2,600	7,306
Omeros Corp. (a)(b)	2,140	4,836
Organon & Co.	8,336	232,824
Pacira Biosciences, Inc. (a)	1,517	58,571
Paratek Pharmaceuticals, Inc. (a)(b)	1,240	2,319
Perrigo Co. PLC	4,416	150,541
Phathom Pharmaceuticals, Inc. (a)(b)	692	7,764
Phibro Animal Health Corp. Class A	634	8,502
Pliant Therapeutics, Inc. (a)	1,106	21,379
Prestige Brands Holdings, Inc. (a)	1,632	102,163
Provention Bio, Inc. (a)	2,473	26,140
Reata Pharmaceuticals, Inc. (a)(b)	906	34,419
Relmada Therapeutics, Inc. (a)	750	2,618
Revance Therapeutics, Inc. (a)	2,663	49,159
Royalty Pharma PLC	12,053	476,335
Seelos Therapeutics, Inc. (a)(b)	3,758	2,552
SIGA Technologies, Inc.	1,269	9,340
Supernus Pharmaceuticals, Inc. (a)	1,737	61,959
Theravance Biopharma, Inc. (a)	1,838	20,622
Theseus Pharmaceuticals, Inc. (a)(b)	573	2,854
Tricida, Inc. (a)(b)	893	137
Ventyx Biosciences, Inc. (a)	717	23,510
Xeris Biopharma Holdings, Inc. (a)(b)	4,085	5,433
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	0
		2,421,121
TOTAL HEALTH CARE		20,952,940
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.6%
AAR Corp. (a)	1,085	48,717
Aerojet Rocketdyne Holdings, Inc. (a)	2,497	139,657
AeroVironment, Inc. (a)	820	70,241
AerSale Corp. (a)	551	8,937
Archer Aviation, Inc. Class A (a)(b)	4,775	8,929
Astra Space, Inc. Class A (a)(b)	3,750	1,627
Astronics Corp. (a)	827	8,518
Axon Enterprise, Inc. (a)	2,219	368,199
BWX Technologies, Inc.	2,996	174,008
Byrna Technologies, Inc. (a)	453	3,552
Cadre Holdings, Inc.	498	10,030
Curtiss-Wright Corp.	1,260	210,407
Ducommun, Inc. (a)	355	17,736
Hexcel Corp.	2,753	162,014
Howmet Aerospace, Inc.	12,128	477,964
Huntington Ingalls Industries, Inc.	1,311	302,421
Kaman Corp.	894	19,936
Kratos Defense & Security Solutions, Inc. (a)	4,127	42,591
Maxar Technologies, Inc.	2,479	128,263
Mercury Systems, Inc. (a)	1,890	84,559
Momentus, Inc. Class A (a)(b)	1,531	1,194
Moog, Inc. Class A	949	83,284
National Presto Industries, Inc.	177	12,117
Park Aerospace Corp.	699	9,374
Parsons Corp. (a)	1,079	49,904
Rocket Lab U.S.A., Inc. Class A (a)(b)	7,085	26,710
Spirit AeroSystems Holdings, Inc. Class A	3,433	101,617
Triumph Group, Inc. (a)	2,191	23,049
V2X, Inc. (a)	359	14,823
Virgin Galactic Holdings, Inc. (a)(b)	7,400	25,752
Woodward, Inc.	1,976	190,901
		2,827,031
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,883	48,920
Atlas Air Worldwide Holdings, Inc. (a)	846	85,277
Forward Air Corp.	879	92,198
GXO Logistics, Inc. (a)	3,899	166,448
Hub Group, Inc. Class A (a)	1,111	88,313
		481,156
Airlines - 0.4%
Alaska Air Group, Inc. (a)	4,148	178,115
Allegiant Travel Co. (a)	501	34,063
American Airlines Group, Inc. (a)	21,342	271,470
Blade Air Mobility, Inc. (a)	1,628	5,828
Hawaiian Holdings, Inc. (a)	1,696	17,401
JetBlue Airways Corp. (a)	10,672	69,155
Joby Aviation, Inc. (a)(b)	9,361	31,359
SkyWest, Inc. (a)	1,683	27,786
Spirit Airlines, Inc. (a)	3,532	68,803
Sun Country Airlines Holdings, Inc. (a)	1,075	17,050
Wheels Up Experience, Inc. Class A (a)	5,969	6,148
		727,178
Building Products - 2.1%
A.O. Smith Corp.	4,231	242,182
AAON, Inc.	1,371	103,264
Advanced Drain Systems, Inc.	2,107	172,711
Allegion PLC	2,894	304,622
American Woodmark Corp. (a)	556	27,166
Apogee Enterprises, Inc.	735	32,678
Armstrong World Industries, Inc.	1,523	104,463
Builders FirstSource, Inc. (a)	5,130	332,834
Carlisle Companies, Inc.	1,698	400,134
CSW Industrials, Inc.	507	58,777
Fortune Brands Home & Security, Inc.	4,255	243,003
Gibraltar Industries, Inc. (a)	1,040	47,715
Griffon Corp.	1,549	55,439
Hayward Holdings, Inc. (a)(b)	3,361	31,593
Insteel Industries, Inc.	631	17,365
Janus International Group, Inc. (a)	2,575	24,514
Jeld-Wen Holding, Inc. (a)	2,739	26,431
Lennox International, Inc.	1,060	253,584
Masonite International Corp. (a)	731	58,926
MasterBrand, Inc. (a)	4,255	32,125
Owens Corning	3,164	269,889
PGT Innovations, Inc. (a)	1,951	35,040
Quanex Building Products Corp.	1,115	26,403
Resideo Technologies, Inc. (a)	4,780	78,631
Simpson Manufacturing Co. Ltd.	1,420	125,897
Tecnoglass, Inc.	684	21,047
The AZEK Co., Inc. (a)(b)	3,610	73,355
Trex Co., Inc. (a)	3,627	153,531
UFP Industries, Inc.	2,025	160,481
View, Inc. Class A (a)(b)	1,855	1,790
Zurn Elkay Water Solutions Cor	4,777	101,034
		3,616,624
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	2,185	97,058
ACCO Brands Corp.	3,138	17,541
ACV Auctions, Inc. Class A (a)	3,802	31,214
Aris Water Solution, Inc. Class A (b)	830	11,960
Aurora Innovation, Inc. (a)	11,840	14,326
Brady Corp. Class A	1,532	72,157
BrightView Holdings, Inc. (a)	1,244	8,571
Casella Waste Systems, Inc. Class A (a)	1,665	132,051
Cimpress PLC (a)	667	18,416
Clean Harbors, Inc. (a)	1,654	188,754
CoreCivic, Inc. (a)	3,841	44,402
Deluxe Corp.	1,441	24,468
Driven Brands Holdings, Inc. (a)	1,796	49,049
Ennis, Inc.	859	19,035
Harsco Corp. (a)	2,609	16,411
Healthcare Services Group, Inc.	2,456	29,472
Heritage-Crystal Clean, Inc. (a)	529	17,182
HNI Corp.	1,343	38,181
IAA, Inc. (a)	4,400	176,000
Interface, Inc.	1,924	18,990
KAR Auction Services, Inc. (a)	3,800	49,590
Kimball International, Inc. Class B	1,170	7,605
Matthews International Corp. Class A	979	29,801
Millerknoll, Inc.	2,489	52,294
Montrose Environmental Group, Inc. (a)(b)	886	39,330
MSA Safety, Inc.	1,207	174,037
Pitney Bowes, Inc.	5,201	19,764
Rollins, Inc.	7,603	277,814
SP Plus Corp. (a)	766	26,596
Steelcase, Inc. Class A	2,923	20,666
Stericycle, Inc. (a)	3,023	150,817
Tetra Tech, Inc.	1,753	254,518
The Brink's Co.	1,565	84,056
The GEO Group, Inc. (a)	4,113	45,037
UniFirst Corp.	495	95,530
Viad Corp. (a)	697	17,000
VSE Corp.	344	16,127
		2,385,820
Construction & Engineering - 1.4%
AECOM	4,578	388,810
Ameresco, Inc. Class A (a)(b)	1,110	63,425
API Group Corp. (a)	6,602	124,184
Arcosa, Inc.	1,584	86,075
Argan, Inc.	451	16,633
Comfort Systems U.S.A., Inc.	1,176	135,334
Construction Partners, Inc. Class A (a)	1,358	36,245
Dycom Industries, Inc. (a)	969	90,698
EMCOR Group, Inc.	1,622	240,234
Fluor Corp. (a)	4,660	161,516
Granite Construction, Inc.	1,423	49,905
Great Lakes Dredge & Dock Corp. (a)	2,223	13,227
IES Holdings, Inc. (a)	296	10,529
MasTec, Inc. (a)	1,877	160,164
Matrix Service Co. (a)	770	4,789
MDU Resources Group, Inc.	6,660	202,064
MYR Group, Inc. (a)	547	50,362
Northwest Pipe Co. (a)	336	11,323
NV5 Global, Inc. (a)	410	54,251
Primoris Services Corp.	1,774	38,922
Sterling Construction Co., Inc. (a)	1,012	33,194
Tutor Perini Corp. (a)	1,397	10,547
Valmont Industries, Inc.	701	231,800
Willscot Mobile Mini Holdings (a)	7,020	317,093
		2,531,324
Electrical Equipment - 1.5%
Acuity Brands, Inc.	1,077	178,362
Advent Technologies Holdings, Inc. Class A (a)(b)	1,109	2,007
American Superconductor Corp. (a)	995	3,662
Array Technologies, Inc. (a)	4,593	88,783
Atkore, Inc. (a)	1,360	154,251
AZZ, Inc.	828	33,286
Babcock & Wilcox Enterprises, Inc. (a)	2,391	13,796
Beam Global (a)(b)	212	3,704
Bloom Energy Corp. Class A (a)(b)	5,786	110,628
ChargePoint Holdings, Inc. Class A (a)(b)	8,519	81,186
Encore Wire Corp. (b)	630	86,663
Energous Corp. (a)(b)	2,363	1,975
EnerSys	1,336	98,650
Enovix Corp. (a)(b)	3,602	44,809
Eos Energy Enterprises, Inc. (a)(b)	2,122	3,141
ESS Tech, Inc. Class A (a)(b)	2,026	4,923
Fluence Energy, Inc. (a)(b)	1,193	20,460
FTC Solar, Inc. (a)(b)	1,395	3,739
FuelCell Energy, Inc. (a)(b)	12,855	35,737
GrafTech International Ltd.	6,229	29,650
Hubbell, Inc. Class B	1,765	414,210
KULR Technology Group, Inc. (a)(b)	1,813	2,176
nVent Electric PLC	5,475	210,623
Powell Industries, Inc.	318	11,187
Regal Rexnord Corp.	2,186	262,276
Sensata Technologies, Inc. PLC	5,106	206,180
Shoals Technologies Group, Inc. (a)	3,470	85,605
Stem, Inc. (a)(b)	4,758	42,537
SunPower Corp. (a)(b)	2,784	50,196
Sunrun, Inc. (a)	7,000	168,140
Thermon Group Holdings, Inc. (a)	1,062	21,325
TPI Composites, Inc. (a)	1,203	12,198
Vertiv Holdings Co.	9,923	135,548
Vicor Corp. (a)	727	39,076
		2,660,689
Machinery - 3.9%
3D Systems Corp. (a)(b)	4,307	31,872
AGCO Corp.	2,034	282,095
Alamo Group, Inc.	339	48,002
Albany International Corp. Class A	1,018	100,365
Allison Transmission Holdings, Inc.	3,154	131,206
Altra Industrial Motion Corp.	2,131	127,327
Astec Industries, Inc.	771	31,349
Barnes Group, Inc.	1,651	67,443
Berkshire Grey, Inc. Class A (a)(b)	1,229	742
Blue Bird Corp. (a)	531	5,687
Chart Industries, Inc. (a)(b)	1,177	135,626
CIRCOR International, Inc. (a)	666	15,957
Columbus McKinnon Corp. (NY Shares)	957	31,074
Commercial Vehicle Group, Inc. (a)	883	6,013
Crane Holdings Co.	1,567	157,405
Desktop Metal, Inc. (a)(b)	7,632	10,380
Donaldson Co., Inc.	4,052	238,541
Douglas Dynamics, Inc.	763	27,590
Energy Recovery, Inc. (a)	1,828	37,456
Enerpac Tool Group Corp. Class A	1,916	48,762
EnPro Industries, Inc.	673	73,148
ESCO Technologies, Inc.	841	73,621
Evoqua Water Technologies Corp. (a)	3,990	158,004
Federal Signal Corp.	1,980	92,011
Flowserve Corp.	4,282	131,372
Franklin Electric Co., Inc.	1,276	101,761
Gates Industrial Corp. PLC (a)	3,294	37,585
Gorman-Rupp Co.	774	19,830
Graco, Inc.	5,561	374,033
Helios Technologies, Inc.	1,088	59,231
Hillenbrand, Inc.	2,275	97,074
Hillman Solutions Corp. Class A (a)	3,909	28,184
Hydrofarm Holdings Group, Inc. (a)(b)	1,689	2,618
Hyliion Holdings Corp. Class A (a)	3,776	8,836
Hyster-Yale Materials Handling, Inc. Class A	313	7,922
Hyzon Motors, Inc. Class A (a)(b)	2,658	4,120
ITT, Inc.	2,715	220,187
John Bean Technologies Corp.	1,046	95,531
Kadant, Inc.	381	67,677
Kennametal, Inc.	2,674	64,336
Lightning eMotors, Inc. (a)(b)	841	308
Lincoln Electric Holdings, Inc.	1,897	274,098
Lindsay Corp.	358	58,300
Luxfer Holdings PLC sponsored	926	12,705
Manitowoc Co., Inc. (a)	1,121	10,268
Markforged Holding Corp. (a)	2,860	3,318
Microvast Holdings, Inc. (a)	6,151	9,411
Middleby Corp. (a)	1,771	237,137
Mueller Industries, Inc.	1,865	110,035
Mueller Water Products, Inc. Class A	5,099	54,865
Nikola Corp. (a)(b)	9,787	21,140
Nordson Corp.	1,773	421,478
Omega Flex, Inc. (b)	107	9,985
Oshkosh Corp.	2,148	189,432
Pentair PLC	5,406	243,162
Proterra, Inc. Class A (a)(b)	6,509	24,539
Proto Labs, Inc. (a)	919	23,462
RBC Bearings, Inc. (a)(b)	950	198,883
REV Group, Inc.	1,070	13,503
Sarcos Technology and Robotics Corp. Class A (a)	2,970	1,667
Shyft Group, Inc. (The)	1,077	26,774
Snap-On, Inc.	1,747	399,172
SPX Technologies, Inc. (a)	1,484	97,425
Standex International Corp.	400	40,964
Tennant Co.	615	37,866
Terex Corp.	2,223	94,967
The Greenbrier Companies, Inc.	1,089	36,514
Timken Co.	2,195	155,121
Titan International, Inc. (a)	1,703	26,090
Toro Co.	3,438	389,182
Trinity Industries, Inc.	2,669	78,922
Velo3D, Inc. (a)(b)	2,149	3,847
Wabash National Corp.	1,630	36,838
Watts Water Technologies, Inc. Class A	897	131,168
Xos, Inc. Class A (a)(b)	1,583	701
		6,725,220
Marine - 0.1%
Eagle Bulk Shipping, Inc.	313	15,631
Genco Shipping & Trading Ltd.	1,218	18,708
Kirby Corp. (a)	1,962	126,255
Matson, Inc.	1,282	80,138
Pangaea Logistics Solutions Ltd.	1,114	5,737
		246,469
Professional Services - 1.8%
Alight, Inc. Class A (a)	8,865	74,111
ASGN, Inc. (a)	1,651	134,523
Atlas Technical Consultants, Inc. (a)(b)	1,024	5,274
Barrett Business Services, Inc.	226	21,081
BlackSky Technology, Inc. Class A (a)(b)	2,713	4,178
Booz Allen Hamilton Holding Corp. Class A	4,347	454,348
CACI International, Inc. Class A (a)	769	231,154
CBIZ, Inc. (a)	1,688	79,083
Clarivate Analytics PLC (a)	14,168	118,161
CRA International, Inc.	231	28,281
Dun & Bradstreet Holdings, Inc.	7,084	86,850
Exponent, Inc.	1,684	166,868
First Advantage Corp. (a)	1,905	24,765
Forrester Research, Inc. (a)	372	13,303
Franklin Covey Co. (a)	387	18,100
FTI Consulting, Inc. (a)	1,137	180,556
Heidrick & Struggles International, Inc.	674	18,852
HireRight Holdings Corp. (a)(b)	625	7,413
Huron Consulting Group, Inc. (a)	683	49,586
ICF International, Inc.	549	54,378
Insperity, Inc.	1,172	133,139
KBR, Inc.	4,563	240,926
Kelly Services, Inc. Class A (non-vtg.)	1,165	19,689
Kforce, Inc.	657	36,023
Korn Ferry	1,794	90,812
Manpower, Inc.	1,701	141,540
Red Violet, Inc. (a)	380	8,748
Resources Connection, Inc.	1,018	18,711
Robert Half International, Inc.	3,608	266,379
Science Applications International Corp.	1,831	203,113
Skillsoft Corp. (a)	2,677	3,480
Spire Global, Inc. (a)	3,114	2,989
TriNet Group, Inc. (a)	1,214	82,309
TrueBlue, Inc. (a)	1,046	20,481
Upwork, Inc. (a)	3,903	40,747
Willdan Group, Inc. (a)	419	7,479
		3,087,430
Road & Rail - 1.2%
ArcBest Corp.	817	57,223
Avis Budget Group, Inc. (a)	948	155,406
Bird Global, Inc. Class A (a)(b)	4,282	772
Covenant Transport Group, Inc. Class A	299	10,336
Daseke, Inc. (a)	2,059	11,716
Heartland Express, Inc.	1,549	23,762
J.B. Hunt Transport Services, Inc.	2,728	475,654
Knight-Swift Transportation Holdings, Inc. Class A	5,277	276,568
Landstar System, Inc.	1,198	195,154
Marten Transport Ltd.	1,860	36,791
P.A.M. Transportation Services, Inc.	238	6,164
RXO, Inc. (a)	3,777	64,964
Ryder System, Inc.	1,682	140,565
Saia, Inc. (a)(b)	869	182,212
Schneider National, Inc. Class B	1,238	28,969
TuSimple Holdings, Inc. (a)	4,481	7,349
U-Haul Holding Co. (b)	322	19,381
U-Haul Holding Co. (non-vtg.)	2,898	159,332
U.S. Xpress Enterprises, Inc. (a)	1,001	1,812
Werner Enterprises, Inc.	1,934	77,863
XPO, Inc. (a)	3,777	125,736
Yellow Corp. (a)	1,164	2,922
		2,060,651
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	3,374	129,629
Applied Industrial Technologies, Inc.	1,262	159,050
Beacon Roofing Supply, Inc. (a)	1,668	88,054
BlueLinx Corp. (a)	314	22,329
Boise Cascade Co.	1,290	88,584
Core & Main, Inc. (a)(b)	2,384	46,035
Custom Truck One Source, Inc. Class A (a)	2,025	12,798
DXP Enterprises, Inc. (a)	517	14,243
GATX Corp. (b)	1,154	122,716
Global Industrial Co.	524	12,330
GMS, Inc. (a)	1,400	69,720
H&E Equipment Services, Inc.	1,105	50,167
Herc Holdings, Inc.	838	110,256
Hudson Technologies, Inc. (a)	1,289	13,045
McGrath RentCorp.	786	77,610
MRC Global, Inc. (a)	2,730	31,613
MSC Industrial Direct Co., Inc. Class A	1,539	125,736
NOW, Inc. (a)	3,629	46,088
Rush Enterprises, Inc. Class A	1,396	72,983
SiteOne Landscape Supply, Inc. (a)	1,483	173,986
Textainer Group Holdings Ltd.	1,413	43,817
Titan Machinery, Inc. (a)	663	26,341
Transcat, Inc. (a)	228	16,158
Triton International Ltd.	2,029	139,555
Univar Solutions, Inc. (a)	5,480	174,264
Veritiv Corp.	452	55,013
Watsco, Inc. (b)	1,092	272,345
WESCO International, Inc. (a)	1,469	183,919
		2,378,384
TOTAL INDUSTRIALS		29,727,976
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	2,301	43,236
Aviat Networks, Inc. (a)	325	10,137
CalAmp Corp. (a)	1,284	5,752
Calix, Inc. (a)	1,854	126,869
Cambium Networks Corp. (a)	402	8,711
Casa Systems, Inc. (a)(b)	1,378	3,762
Ciena Corp. (a)	4,913	250,465
Clearfield, Inc. (a)	377	35,491
CommScope Holding Co., Inc. (a)	6,893	50,664
Comtech Telecommunications Corp.	907	11,011
Digi International, Inc. (a)	1,154	42,179
DZS, Inc. (a)(b)	488	6,188
EMCORE Corp. (a)	1,089	1,048
Extreme Networks, Inc. (a)	4,242	77,671
Harmonic, Inc. (a)	3,451	45,208
Infinera Corp. (a)(b)	6,184	41,680
Inseego Corp. (a)(b)	2,856	2,406
Juniper Networks, Inc.	10,569	337,785
Lantronix, Inc. (a)	1,078	4,657
Lumentum Holdings, Inc. (a)	2,263	118,061
NETGEAR, Inc. (a)	951	17,223
NetScout Systems, Inc. (a)	2,216	72,042
Ondas Holdings, Inc. (a)(b)	1,192	1,895
Ribbon Communications, Inc. (a)	2,284	6,372
ViaSat, Inc. (a)(b)	2,479	78,460
Viavi Solutions, Inc. (a)	7,427	78,058
		1,477,031
Electronic Equipment & Components - 2.0%
908 Devices, Inc. (a)(b)	716	5,456
Advanced Energy Industries, Inc.	1,225	105,081
Aeva Technologies, Inc. (a)	3,218	4,376
AEye, Inc. Class A (a)(b)	3,112	1,496
Akoustis Technologies, Inc. (a)(b)	1,774	5,003
Alpine 4 Holdings, Inc. (a)(b)	4,884	2,582
Arlo Technologies, Inc. (a)	2,837	9,958
Arrow Electronics, Inc. (a)	2,109	220,538
Avnet, Inc.	3,108	129,231
Badger Meter, Inc.	960	104,669
Belden, Inc.	1,427	102,601
Benchmark Electronics, Inc.	1,161	30,987
Cognex Corp.	5,700	268,527
Coherent Corp. (a)	4,255	149,351
CTS Corp.	1,035	40,800
Daktronics, Inc. (a)	1,146	3,232
ePlus, Inc. (a)	888	39,321
Evolv Technologies Holdings, Inc. (a)	2,323	6,017
Fabrinet (a)	1,210	155,146
FARO Technologies, Inc. (a)	612	17,999
Focus Universal, Inc. (a)(b)	635	4,070
Identiv, Inc. (a)	769	5,568
Insight Enterprises, Inc. (a)	1,002	100,471
IPG Photonics Corp. (a)	1,090	103,190
Itron, Inc. (a)	1,470	74,456
Jabil, Inc.	4,524	308,537
Kimball Electronics, Inc. (a)	834	18,840
Knowles Corp. (a)	3,014	49,490
Lightwave Logic, Inc. (a)(b)	3,695	15,925
Littelfuse, Inc.	813	179,023
Methode Electronics, Inc. Class A	1,196	53,067
MicroVision, Inc. (a)(b)	5,531	12,998
Mirion Technologies, Inc. Class A (a)(b)	3,980	26,308
Napco Security Technologies, Inc.	971	26,683
National Instruments Corp.	4,328	159,703
nLIGHT, Inc. (a)	1,444	14,642
Novanta, Inc. (a)	1,170	158,968
OSI Systems, Inc. (a)	512	40,714
Ouster, Inc. (a)(b)	3,900	3,366
Par Technology Corp. (a)(b)	915	23,854
PC Connection, Inc.	364	17,072
Plexus Corp. (a)	906	93,255
Rogers Corp. (a)	614	73,275
Sanmina Corp. (a)	1,901	108,908
ScanSource, Inc. (a)	830	24,253
Smartrent, Inc. (a)	4,016	9,759
TD SYNNEX Corp.	1,392	131,836
TTM Technologies, Inc. (a)	3,373	50,865
Velodyne Lidar, Inc. (a)	5,877	4,341
Vishay Intertechnology, Inc.	4,292	92,578
Vishay Precision Group, Inc. (a)	414	16,001
Vontier Corp.	5,189	100,303
		3,504,690
IT Services - 1.9%
Affirm Holdings, Inc. (a)(b)	6,765	65,418
Amdocs Ltd.	4,030	366,327
BigCommerce Holdings, Inc. (a)	2,025	17,699
Brightcove, Inc. (a)	1,402	7,332
Cantaloupe, Inc. (a)	2,052	8,926
Cass Information Systems, Inc.	409	18,740
Concentrix Corp.	1,405	187,090
Conduent, Inc. (a)	5,252	21,271
CSG Systems International, Inc.	1,060	60,632
Cyxtera Technologies, Inc. Class A (a)	1,765	3,389
Digitalocean Holdings, Inc. (a)(b)	2,005	51,067
DXC Technology Co. (a)	7,550	200,075
Edgio, Inc. (a)	4,432	5,008
Euronet Worldwide, Inc. (a)	1,545	145,817
EVERTEC, Inc.	2,172	70,329
EVO Payments, Inc. Class A (a)	1,589	53,772
Exela Technologies, Inc. (a)(b)	494	41
ExlService Holdings, Inc. (a)	1,086	184,001
Fastly, Inc. Class A (a)	3,664	30,008
Genpact Ltd.	5,542	256,705
Grid Dynamics Holdings, Inc. (a)	1,568	17,593
Hackett Group, Inc.	915	18,639
i3 Verticals, Inc. Class A (a)	757	18,425
Information Services Group, Inc.	1,073	4,936
International Money Express, Inc. (a)	1,118	27,246
Kyndryl Holdings, Inc. (a)	6,692	74,415
Marqeta, Inc. Class A (a)	13,190	80,591
Maximus, Inc.	1,986	145,633
MoneyGram International, Inc. (a)	3,031	33,008
Paya Holdings, Inc. (a)	2,768	21,784
Paymentus Holdings, Inc. (a)(b)	617	4,942
Perficient, Inc. (a)	1,134	79,187
Rackspace Technology, Inc. (a)(b)	1,995	5,885
Repay Holdings Corp. (a)	2,523	20,310
Sabre Corp. (a)(b)	10,886	67,275
Shift4 Payments, Inc. (a)	1,678	93,851
Squarespace, Inc. Class A (a)	1,379	30,572
TaskUs, Inc. (a)	910	15,379
The Western Union Co. (b)	12,683	174,645
Toast, Inc. (a)	9,901	178,515
Ttec Holdings, Inc.	615	27,140
Tucows, Inc. (a)(b)	325	11,024
Unisys Corp. (a)	2,227	11,380
Verra Mobility Corp. (a)	4,673	64,628
WEX, Inc. (a)	1,449	237,129
		3,217,779
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc.	1,470	11,334
AEHR Test Systems (a)	855	17,186
Allegro MicroSystems LLC (a)	2,124	63,762
Alpha & Omega Semiconductor Ltd. (a)	730	20,856
Ambarella, Inc. (a)	1,188	97,689
Amkor Technology, Inc.	3,267	78,343
Atomera, Inc. (a)(b)	781	4,858
Axcelis Technologies, Inc. (a)	1,099	87,217
AXT, Inc. (a)	1,273	5,576
CEVA, Inc. (a)	782	20,004
Cirrus Logic, Inc. (a)	1,829	136,224
Cohu, Inc. (a)	1,585	50,799
Diodes, Inc. (a)	1,509	114,895
Everspin Technologies, Inc. (a)	468	2,602
First Solar, Inc. (a)	3,255	487,566
FormFactor, Inc. (a)	2,532	56,286
Ichor Holdings Ltd. (a)	961	25,774
Impinj, Inc. (a)	687	75,007
indie Semiconductor, Inc. (a)(b)	2,101	12,249
Kopin Corp. (a)	2,464	3,055
Kulicke & Soffa Industries, Inc. (b)	1,905	84,315
Lattice Semiconductor Corp. (a)	4,511	292,674
MACOM Technology Solutions Holdings, Inc. (a)	1,669	105,114
MaxLinear, Inc. Class A (a)	2,375	80,631
Meta Materials, Inc. (a)(b)	10,608	12,624
MKS Instruments, Inc.	1,873	158,699
Navitas Semiconductor Corp. (a)(b)	2,717	9,537
NVE Corp.	164	10,619
Onto Innovation, Inc. (a)	1,626	110,714
PDF Solutions, Inc. (a)	977	27,864
Photronics, Inc. (a)	2,047	34,451
Pixelworks, Inc. (a)	1,998	3,536
Power Integrations, Inc.	1,874	134,403
Rambus, Inc. (a)	3,599	128,916
Rockley Photonics Holdings Ltd. (a)(b)	2,747	385
Semtech Corp. (a)	2,116	60,708
Silicon Laboratories, Inc. (a)	1,121	152,086
SiTime Corp. (a)	524	53,249
SkyWater Technology, Inc. (a)(b)	268	1,905
SMART Global Holdings, Inc. (a)	1,688	25,117
Synaptics, Inc. (a)	1,302	123,898
Ultra Clean Holdings, Inc. (a)	1,487	49,294
Universal Display Corp.	1,428	154,281
Veeco Instruments, Inc. (a)	1,692	31,437
		3,217,739
Software - 4.7%
8x8, Inc. (a)	3,836	16,572
A10 Networks, Inc.	2,190	36,420
ACI Worldwide, Inc. (a)	3,747	86,181
Adeia, Inc.	3,483	33,019
Agilysys, Inc. (a)	652	51,599
Alarm.com Holdings, Inc. (a)	1,631	80,702
Altair Engineering, Inc. Class A (a)	1,731	78,709
Alteryx, Inc. Class A (a)	1,984	100,529
American Software, Inc. Class A	1,195	17,543
Amplitude, Inc. (a)(b)	1,695	20,476
AppFolio, Inc. (a)	610	64,282
Appian Corp. Class A (a)(b)	1,331	43,337
Asana, Inc. (a)(b)	2,481	34,163
Aspen Technology, Inc. (a)	950	195,130
Avaya Holdings Corp. (a)(b)	3,116	611
AvePoint, Inc. (a)	2,916	11,985
Benefitfocus, Inc. (a)	1,046	10,941
Bentley Systems, Inc. Class B	6,457	238,651
Black Knight, Inc. (a)	5,120	316,160
Blackbaud, Inc. (a)	1,462	86,053
BlackLine, Inc. (a)	1,771	119,135
Box, Inc. Class A (a)	4,704	146,436
C3.ai, Inc. (a)(b)	2,698	30,191
Cerence, Inc. (a)(b)	1,315	24,367
Ceridian HCM Holding, Inc. (a)	5,029	322,610
Clear Secure, Inc. (b)	2,350	64,461
Clearwater Analytics Holdings, Inc. (a)(b)	1,689	31,669
CommVault Systems, Inc. (a)	1,487	93,443
Confluent, Inc. (a)	4,640	103,194
Consensus Cloud Solutions, Inc. (a)	575	30,912
CoreCard Corp. (a)	199	5,765
Couchbase, Inc. (a)	803	10,648
Coupa Software, Inc. (a)	2,475	195,946
CS Disco, Inc. (a)(b)	563	3,558
Digimarc Corp. (a)(b)	409	7,562
Digital Turbine, Inc. (a)	2,972	45,293
Dolby Laboratories, Inc. Class A	2,019	142,420
Domo, Inc. Class B (a)	1,043	14,852
Dropbox, Inc. Class A (a)	9,045	202,427
Duck Creek Technologies, Inc. (a)	2,530	30,487
Dynatrace, Inc. (a)	6,616	253,393
E2open Parent Holdings, Inc. (a)	5,552	32,590
Ebix, Inc. (b)	773	15,429
eGain Communications Corp. (a)	675	6,095
Elastic NV (a)	2,523	129,935
Embark Technology, Inc. (a)(b)	522	1,717
Enfusion, Inc. Class A (a)	412	3,984
Envestnet, Inc. (a)	1,801	111,122
Everbridge, Inc. (a)	1,328	39,282
Five9, Inc. (a)	2,315	157,096
ForgeRock, Inc. (a)	947	21,563
Freshworks, Inc. (a)(b)	4,775	70,240
GitLab, Inc. (a)(b)	1,762	80,065
Guidewire Software, Inc. (a)	2,752	172,165
Intapp, Inc. (a)	495	12,345
InterDigital, Inc.	973	48,144
IronNet, Inc. Class A (a)(b)	1,700	391
Jamf Holding Corp. (a)	1,466	31,226
KnowBe4, Inc. (a)	2,621	64,948
Latch, Inc. (a)	2,748	1,951
Life360, Inc. unit (a)(d)	6,254	20,556
LivePerson, Inc. (a)	2,333	23,657
Liveramp Holdings, Inc. (a)	2,208	51,756
Manhattan Associates, Inc. (a)	2,061	250,205
Marathon Digital Holdings, Inc. (a)(b)	3,580	12,244
Matterport, Inc. (a)(b)	7,201	20,163
MeridianLink, Inc. (a)(b)	661	9,076
MicroStrategy, Inc. Class A (a)(b)	304	43,037
Mitek Systems, Inc. (a)	1,528	14,806
Model N, Inc. (a)	1,106	44,859
Momentive Global, Inc. (a)	4,157	29,099
N-able, Inc. (a)	2,251	23,140
nCino, Inc. (a)(b)	2,499	66,074
NCR Corp. (a)	4,460	104,409
New Relic, Inc. (a)	1,877	105,957
Nutanix, Inc. Class A (a)	7,349	191,441
Olo, Inc. (a)(b)	3,361	21,006
ON24, Inc. (a)	1,408	12,151
Onespan, Inc. (a)	1,132	12,667
Pagerduty, Inc. (a)	2,615	69,454
Paycor HCM, Inc. (a)(b)	1,549	37,904
Paylocity Holding Corp. (a)	1,345	261,280
Pegasystems, Inc.	1,325	45,368
PowerSchool Holdings, Inc. (a)	1,048	24,188
Progress Software Corp.	1,418	71,538
PROS Holdings, Inc. (a)	1,361	33,018
PTC, Inc. (a)	3,472	416,779
Q2 Holdings, Inc. (a)	1,905	51,187
Qualtrics International, Inc. (a)	3,557	36,922
Qualys, Inc. (a)	1,146	128,616
Rapid7, Inc. (a)	1,940	65,921
Rekor Systems, Inc. (a)(b)	1,086	1,303
Rimini Street, Inc. (a)	1,650	6,287
RingCentral, Inc. (a)	2,524	89,350
Riot Blockchain, Inc. (a)(b)	4,454	15,099
SecureWorks Corp. (a)	404	2,582
Semrush Holdings, Inc. (a)(b)	1,160	9,442
SentinelOne, Inc. (a)	6,562	95,740
ShotSpotter, Inc. (a)	280	9,472
Smartsheet, Inc. (a)	4,252	167,359
Smith Micro Software, Inc. (a)(b)	1,487	3,123
SolarWinds, Inc. (a)	1,478	13,834
Sprinklr, Inc. (a)	1,880	15,360
Sprout Social, Inc. (a)	1,549	87,457
SPS Commerce, Inc. (a)	1,185	152,190
Sumo Logic, Inc. (a)	3,455	27,986
Telos Corp. (a)	1,812	9,223
Tenable Holdings, Inc. (a)	3,664	139,782
Teradata Corp. (a)	3,388	114,040
UiPath, Inc. Class A (a)	11,400	144,894
Upland Software, Inc. (a)	894	6,374
Varonis Systems, Inc. (a)	3,599	86,160
Verint Systems, Inc. (a)	2,142	77,712
Veritone, Inc. (a)(b)	1,090	5,777
Vertex, Inc. Class A (a)	1,151	16,701
Vobile Group Ltd. (a)	36,000	15,402
Workiva, Inc. (a)	1,497	125,703
Xperi, Inc. (a)	1,360	11,710
Yext, Inc. (a)	3,478	22,711
Zuora, Inc. (a)	4,065	25,853
		8,199,224
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	1,114	29,621
Corsair Gaming, Inc. (a)(b)	1,260	17,098
Diebold Nixdorf, Inc. (a)	2,644	3,754
Eastman Kodak Co. (a)(b)	2,530	7,717
Immersion Corp.	1,007	7,079
IonQ, Inc. (a)(b)	4,941	17,046
Pure Storage, Inc. Class A (a)	9,136	244,479
Quantum Corp. (a)	3,444	3,754
Turtle Beach Corp. (a)	500	3,585
Xerox Holdings Corp.	3,647	53,246
		387,379
TOTAL INFORMATION TECHNOLOGY		20,003,842
MATERIALS - 5.4%
Chemicals - 2.0%
AdvanSix, Inc.	934	35,511
American Vanguard Corp.	966	20,972
Amyris, Inc. (a)(b)	7,489	11,458
Ashland, Inc.	1,630	175,274
Aspen Aerogels, Inc. (a)(b)	930	10,965
Avient Corp.	2,806	94,731
Axalta Coating Systems Ltd. (a)	7,238	184,352
Balchem Corp.	1,057	129,070
Cabot Corp.	1,845	123,320
Chase Corp.	253	21,824
Danimer Scientific, Inc. (a)(b)	2,878	5,152
Ecovyst, Inc. (a)	2,268	20,094
Element Solutions, Inc.	7,478	136,025
FutureFuel Corp.	886	7,203
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	25,268	42,703
H.B. Fuller Co. (b)	1,742	124,762
Hawkins, Inc.	629	24,279
Huntsman Corp.	6,221	170,953
Ingevity Corp. (a)	1,172	82,556
Innospec, Inc.	810	83,317
Intrepid Potash, Inc. (a)	314	9,065
Koppers Holdings, Inc.	679	19,148
Kronos Worldwide, Inc. (b)	717	6,740
Livent Corp. (a)(b)	5,885	116,935
Loop Industries, Inc. (a)(b)	909	2,173
LSB Industries, Inc. (a)	1,256	16,705
Mativ, Inc.	1,790	37,411
Minerals Technologies, Inc.	1,066	64,728
NewMarket Corp.	226	70,311
Olin Corp.	4,434	234,736
Origin Materials, Inc. Class A (a)(b)	3,934	18,136
Orion Engineered Carbons SA	1,869	33,287
Perimeter Solutions SA (a)	5,008	45,773
PureCycle Technologies, Inc. (a)(b)	4,342	29,352
Quaker Houghton (b)	448	74,771
Rayonier Advanced Materials, Inc. (a)	2,055	19,728
RPM International, Inc.	4,238	412,993
Sensient Technologies Corp.	1,376	100,338
Stepan Co.	694	73,883
The Chemours Co. LLC	5,095	156,009
The Scotts Miracle-Gro Co. Class A	1,316	63,944
Tredegar Corp.	871	8,902
Trinseo PLC	1,124	25,526
Tronox Holdings PLC	3,760	51,550
Valvoline, Inc.	5,815	189,860
Westlake Corp.	1,134	116,280
		3,502,805
Construction Materials - 0.2%
Eagle Materials, Inc.	1,239	164,601
Summit Materials, Inc.	3,935	111,715
		276,316
Containers & Packaging - 1.2%
Aptargroup, Inc.	2,147	236,127
Ardagh Metal Packaging SA	4,799	23,083
Berry Global Group, Inc.	4,107	248,186
Crown Holdings, Inc.	3,978	327,031
Graphic Packaging Holding Co.	10,098	224,681
Greif, Inc. Class A	862	57,806
Myers Industries, Inc.	1,209	26,876
O-I Glass, Inc. (a)	5,117	84,789
Pactiv Evergreen, Inc.	1,350	15,336
Ranpak Holdings Corp. (A Shares) (a)	1,200	6,924
Sealed Air Corp.	4,777	238,277
Silgan Holdings, Inc.	2,744	142,249
Sonoco Products Co.	3,196	194,029
TriMas Corp.	1,402	38,891
WestRock Co.	8,350	293,586
		2,157,871
Metals & Mining - 1.8%
Alcoa Corp.	5,908	268,637
Alpha Metallurgical Resources	517	75,684
Arconic Corp. (a)	3,369	71,288
ATI, Inc. (a)	4,250	126,905
Carpenter Technology Corp.	1,569	57,959
Century Aluminum Co. (a)(b)	1,655	13,538
Cleveland-Cliffs, Inc. (a)	16,997	273,822
Coeur d'Alene Mines Corp. (a)	9,410	31,618
Commercial Metals Co.	3,959	191,220
Compass Minerals International, Inc.	1,110	45,510
Coronado Global Resources, Inc. unit (d)	28,043	37,916
Gatos Silver, Inc. (a)	1,699	6,949
Gold Resource Corp.	2,795	4,276
Haynes International, Inc.	426	19,464
Hecla Mining Co.	18,390	102,248
Kaiser Aluminum Corp.	525	39,879
Materion Corp.	683	59,769
McEwen Mining, Inc. (a)(b)	1,487	8,714
MP Materials Corp. (a)(b)	3,029	73,544
Olympic Steel, Inc.	333	11,182
Piedmont Lithium, Inc. (a)(b)	537	23,639
Reliance Steel & Aluminum Co.	1,980	400,831
Royal Gold, Inc.	2,153	242,686
Ryerson Holding Corp.	681	20,607
Schnitzer Steel Industries, Inc. Class A	868	26,604
Steel Dynamics, Inc.	5,698	556,695
SunCoke Energy, Inc.	2,649	22,861
TimkenSteel Corp. (a)	1,382	25,111
United States Steel Corp.	7,789	195,114
Warrior Metropolitan Coal, Inc.	1,677	58,091
Worthington Industries, Inc. (b)	992	49,312
		3,141,673
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	569	21,514
Glatfelter Corp.	1,347	3,745
Louisiana-Pacific Corp.	2,429	143,797
Mercer International, Inc. (SBI)	1,358	15,807
Resolute Forest Products, Inc. (a)	1,458	31,478
Sylvamo Corp.	1,085	52,720
		269,061
TOTAL MATERIALS		9,347,726
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust (SBI)	3,163	45,389
Agree Realty Corp. (b)	2,640	187,255
Alexander & Baldwin, Inc.	2,466	46,188
Alexanders, Inc.	71	15,624
American Assets Trust, Inc.	1,751	46,402
American Homes 4 Rent Class A	9,989	301,068
Americold Realty Trust	8,865	250,968
Apartment Income (REIT) Corp.	5,100	174,981
Apartment Investment & Management Co. Class A	4,927	35,080
Apple Hospitality (REIT), Inc.	7,031	110,949
Armada Hoffler Properties, Inc.	2,339	26,899
Ashford Hospitality Trust, Inc. (a)	1,214	5,427
Braemar Hotels & Resorts, Inc.	2,025	8,323
Brandywine Realty Trust (SBI)	5,736	35,276
Brixmor Property Group, Inc.	9,895	224,320
Broadstone Net Lease, Inc.	5,693	92,284
Camden Property Trust (SBI)	3,515	393,258
CareTrust (REIT), Inc.	3,249	60,366
CBL & Associates Properties, Inc. (b)	805	18,579
Centerspace (b)	514	30,156
Chatham Lodging Trust	1,660	20,368
City Office REIT, Inc.	1,410	11,816
Community Healthcare Trust, Inc.	818	29,284
Corporate Office Properties Trust (SBI)	3,718	96,445
Cousins Properties, Inc. (b)	5,027	127,133
CTO Realty Growth, Inc.	540	9,871
CubeSmart	7,400	297,850
DiamondRock Hospitality Co.	6,899	56,503
Diversified Healthcare Trust (SBI)	8,305	5,372
Douglas Emmett, Inc.	5,810	91,101
Easterly Government Properties, Inc.	3,089	44,080
EastGroup Properties, Inc.	1,438	212,910
Elme Communities (SBI)	2,877	51,211
Empire State Realty Trust, Inc.	4,420	29,791
EPR Properties	2,468	93,093
Equity Commonwealth	3,686	92,039
Equity Lifestyle Properties, Inc.	5,749	371,385
Essential Properties Realty Trust, Inc.	4,714	110,638
Farmland Partners, Inc.	1,589	19,799
Federal Realty Investment Trust (SBI)	2,411	243,607
First Industrial Realty Trust, Inc.	4,379	211,331
Four Corners Property Trust, Inc.	2,729	70,763
Franklin Street Properties Corp.	3,198	8,731
Gaming & Leisure Properties	8,420	438,598
Getty Realty Corp.	1,406	47,593
Gladstone Commercial Corp.	1,346	24,901
Gladstone Land Corp.	1,028	18,864
Global Medical REIT, Inc.	2,149	20,373
Global Net Lease, Inc.	3,447	43,329
Healthcare Trust of America, Inc.	12,529	241,434
Hersha Hospitality Trust	1,063	9,057
Highwoods Properties, Inc. (SBI)	3,488	97,594
Hudson Pacific Properties, Inc.	4,278	41,625
Independence Realty Trust, Inc.	7,295	122,994
Indus Realty Trust, Inc. (b)	177	11,238
Industrial Logistics Properties Trust	2,114	6,913
InvenTrust Properties Corp.	2,203	52,145
Iron Mountain, Inc.	9,553	476,217
iStar Financial, Inc.	2,762	21,074
JBG SMITH Properties	3,313	62,881
Kilroy Realty Corp.	3,475	134,378
Kimco Realty Corp.	20,396	431,987
Kite Realty Group Trust	7,240	152,402
Lamar Advertising Co. Class A	2,872	271,117
Life Storage, Inc.	2,781	273,929
LTC Properties, Inc. (b)	1,354	48,108
LXP Industrial Trust (REIT)	9,338	93,567
Medical Properties Trust, Inc.	19,729	219,781
National Health Investors, Inc. (b)	1,471	76,816
National Retail Properties, Inc.	5,844	267,421
National Storage Affiliates Trust	2,823	101,967
Necessity Retail (REIT), Inc./The	4,437	26,311
NETSTREIT Corp. (b)	1,736	31,821
NexPoint Residential Trust, Inc.	750	32,640
Office Properties Income Trust	1,563	20,866
Omega Healthcare Investors, Inc.	7,705	215,355
One Liberty Properties, Inc.	591	13,132
Orion Office (REIT), Inc. (b)	2,007	17,140
Outfront Media, Inc.	4,812	79,783
Paramount Group, Inc.	5,515	32,759
Park Hotels & Resorts, Inc.	7,409	87,352
Pebblebrook Hotel Trust (b)	4,308	57,684
Phillips Edison & Co., Inc.	3,870	123,221
Physicians Realty Trust (b)	7,442	107,686
Piedmont Office Realty Trust, Inc. Class A	4,097	37,569
Plymouth Industrial REIT, Inc.	1,225	23,496
Postal Realty Trust, Inc.	675	9,808
Potlatch Corp.	2,671	117,497
Rayonier, Inc.	4,835	159,362
Regency Centers Corp.	5,087	317,938
Retail Opportunity Investments Corp.	4,227	63,532
Rexford Industrial Realty, Inc.	5,649	308,661
RLJ Lodging Trust	5,368	56,847
RPT Realty	2,915	29,267
Ryman Hospitality Properties, Inc.	1,813	148,267
Sabra Health Care REIT, Inc.	7,589	94,331
Safehold, Inc.	815	23,325
Saul Centers, Inc.	460	18,713
Service Properties Trust	5,476	39,920
SITE Centers Corp.	6,112	83,490
SL Green Realty Corp. (b)	2,119	71,453
Spirit Realty Capital, Inc.	4,504	179,845
Stag Industrial, Inc.	5,949	192,212
Store Capital Corp.	8,742	280,269
Summit Hotel Properties, Inc.	3,614	26,093
Sunstone Hotel Investors, Inc.	7,023	67,842
Tanger Factory Outlet Centers, Inc.	3,420	61,355
Terreno Realty Corp.	2,211	125,740
The Macerich Co.	7,050	79,383
UMH Properties, Inc.	1,739	27,998
Uniti Group, Inc.	7,743	42,819
Universal Health Realty Income Trust (SBI)	432	20,619
Urban Edge Properties	3,887	54,768
Urstadt Biddle Properties, Inc. Class A	1,097	20,788
Veris Residential, Inc. (a)	2,670	42,533
Vornado Realty Trust	5,350	111,334
Whitestone REIT Class B	1,530	14,749
Xenia Hotels & Resorts, Inc. (b)	3,749	49,412
		12,069,201
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	3,696	23,617
Cushman & Wakefield PLC (a)	5,326	66,362
Digitalbridge Group, Inc.	4,845	53,004
Doma Holdings, Inc. Class A (a)	5,234	2,370
Douglas Elliman, Inc. (b)	2,268	9,231
eXp World Holdings, Inc. (b)	2,424	26,858
Forestar Group, Inc. (a)	578	8,907
Howard Hughes Corp. (a)	1,177	89,946
Jones Lang LaSalle, Inc. (a)	1,577	251,326
Kennedy-Wilson Holdings, Inc.	3,831	60,262
Marcus & Millichap, Inc.	822	28,318
Newmark Group, Inc.	4,254	33,904
Offerpad Solutions, Inc. (a)(b)	2,123	978
Opendoor Technologies, Inc. (a)(b)	16,507	19,148
RE/MAX Holdings, Inc.	574	10,699
Redfin Corp. (a)(b)	3,598	15,256
Seritage Growth Properties (a)(b)	1,234	14,598
The RMR Group, Inc.	477	13,475
The St. Joe Co.	1,134	43,829
WeWork, Inc. (a)(b)	7,946	11,363
Zillow Group, Inc.:
Class A (a)	2,183	68,131
Class C (a)(b)	5,184	166,977
		1,018,559
TOTAL REAL ESTATE		13,087,760
UTILITIES - 3.0%
Electric Utilities - 1.0%
Allete, Inc.	1,865	120,311
Avangrid, Inc.	2,277	97,865
Hawaiian Electric Industries, Inc.	3,599	150,618
IDACORP, Inc.	1,658	178,815
MGE Energy, Inc.	1,179	83,002
NRG Energy, Inc.	7,727	245,873
OGE Energy Corp.	6,563	259,567
Otter Tail Corp.	1,359	79,787
Pinnacle West Capital Corp.	3,707	281,880
PNM Resources, Inc.	2,820	137,588
Portland General Electric Co.	2,928	143,472
		1,778,778
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	578	68,308
National Fuel Gas Co.	3,001	189,963
New Jersey Resources Corp.	3,153	156,452
Northwest Natural Holding Co.	1,146	54,538
ONE Gas, Inc.	1,774	134,327
South Jersey Industries, Inc.	4,012	142,546
Southwest Gas Corp.	2,024	125,245
Spire, Inc. (b)	1,712	117,888
UGI Corp.	6,883	255,153
		1,244,420
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	1,032	30,877
Class C	2,789	88,885
Ormat Technologies, Inc. (b)	1,467	126,866
Sunnova Energy International, Inc. (a)(b)	3,268	58,857
Vistra Corp.	12,839	297,865
		603,350
Multi-Utilities - 0.5%
Avista Corp.	2,414	107,037
Black Hills Corp.	2,129	149,754
NiSource, Inc.	13,350	366,057
NorthWestern Energy Corp.	1,841	109,245
Unitil Corp.	539	27,683
		759,776
Water Utilities - 0.4%
American States Water Co.	1,219	112,818
California Water Service Group	1,796	108,909
Essential Utilities, Inc.	7,843	374,346
Middlesex Water Co.	575	45,235
SJW Group	877	71,204
York Water Co.	489	21,995
		734,507
TOTAL UTILITIES		5,120,831
TOTAL COMMON STOCKS (Cost $173,495,570)		167,258,975

U.S. Treasury Obligations - 0.2%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $299,747)	300,000	299,256

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (g)	5,447,515	5,448,605
Fidelity Securities Lending Cash Central Fund 4.37% (g)(h)	14,263,296	14,264,723
TOTAL MONEY MARKET FUNDS (Cost $19,713,328)		19,713,328

TOTAL INVESTMENT IN SECURITIES - 107.9% (Cost $193,508,645)	187,271,559
NET OTHER ASSETS (LIABILITIES) - (7.9)%	(13,722,597)
NET ASSETS - 100.0%	173,548,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	36	Mar 2023	3,187,620	(65,805)	(65,805)
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Mar 2023	2,931,120	(62,299)	(62,299)

TOTAL FUTURES CONTRACTS					(128,104)
The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,437 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,256.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	3,371,665	56,530,535	54,453,595	72,467	-	-	5,448,605	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	6,532,852	54,886,777	47,154,906	161,257	-	-	14,264,723	0.0%
Total	9,904,517	111,417,312	101,608,501	233,724	-	-	19,713,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,491,492	4,491,159	-	333
Consumer Discretionary	21,350,105	21,227,173	122,883	49
Consumer Staples	6,799,769	6,799,768	1	-
Energy	8,188,826	8,188,826	-	-
Financials	28,187,708	28,163,838	23,870	-
Health Care	20,952,940	20,937,872	11,082	3,986
Industrials	29,727,976	29,727,976	-	-
Information Technology	20,003,842	19,967,884	35,958	-
Materials	9,347,726	9,309,810	37,916	-
Real Estate	13,087,760	13,087,760	-	-
Utilities	5,120,831	5,120,831	-	-

U.S. Government and Government Agency Obligations	299,256	-	299,256	-

Money Market Funds	19,713,328	19,713,328	-	-
Total Investments in Securities:	187,271,559	186,736,225	530,966	4,368
Derivative Instruments:

Liabilities
Futures Contracts	(128,104)	(128,104)	-	-
Total Liabilities	(128,104)	(128,104)	-	-
Total Derivative Instruments:	(128,104)	(128,104)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(128,104)
Total Equity Risk	0	(128,104)
Total Value of Derivatives	0	(128,104)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP Extended Market Index Portfolio
Financial Statements
Statement of Assets and Liabilities
		December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $13,753,025) - See accompanying schedule:
Unaffiliated issuers (cost $173,795,317)	$167,558,231
Fidelity Central Funds (cost $19,713,328)	19,713,328

Total Investment in Securities (cost $193,508,645)		$187,271,559
Segregated cash with brokers for derivative instruments		86,202
Foreign currency held at value (cost $38,943)		39,427
Receivable for investments sold		6,842
Receivable for fund shares sold		197,168
Dividends receivable		233,455
Distributions receivable from Fidelity Central Funds		32,645
Other receivables		254
Total assets		187,867,552
Liabilities
Payable to custodian bank	933
Payable for fund shares redeemed	2,143
Accrued management fee	10,228
Distribution and service plan fees payable	3,558
Payable for daily variation margin on futures contracts	28,193
Other affiliated payables	8,767
Other payables and accrued expenses	21
Collateral on securities loaned	14,264,747
Total Liabilities		14,318,590
Net Assets		$173,548,962
Net Assets consist of:
Paid in capital		$181,969,765
Total accumulated earnings (loss)		(8,420,803)
Net Assets		$173,548,962

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($140,653,355 ÷ 12,539,081 shares)		$11.22
Service Class :
Net Asset Value , offering price and redemption price per share ($26,672,083 ÷ 2,381,784 shares)		$11.20
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($6,223,524 ÷ 555,841 shares)		$11.20
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$2,586,158
Interest		3,073
Income from Fidelity Central Funds (including $161,257 from security lending)		233,724
Total Income		2,822,955
Expenses
Management fee	$120,493
Transfer agent fees	103,280
Distribution and service plan fees	39,385
Independent trustees' fees and expenses	595
Total expenses before reductions	263,753
Expense reductions	(175)
Total expenses after reductions		263,578
Net Investment income (loss)		2,559,377
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,806,873
Foreign currency transactions	(214)
Futures contracts	(641,133)
Total net realized gain (loss)		2,165,526
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40,412,731)
Assets and liabilities in foreign currencies	487
Futures contracts	(267,596)
Total change in net unrealized appreciation (depreciation)		(40,679,840)
Net gain (loss)		(38,514,314)
Net increase (decrease) in net assets resulting from operations		$(35,954,937)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,559,377	$2,122,591
Net realized gain (loss)	2,165,526	11,456,818
Change in net unrealized appreciation (depreciation)	(40,679,840)	14,623,524
Net increase (decrease) in net assets resulting from operations	(35,954,937)	28,202,933
Distributions to shareholders	(5,929,181)	(12,016,253)
Share transactions - net increase (decrease)	24,063,783	57,075,640
Total increase (decrease) in net assets	(17,820,335)	73,262,320

Net Assets
Beginning of period	191,369,297	118,106,977
End of period	$173,548,962	$191,369,297

Financial Highlights
VIP Extended Market Index Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.19	$12.52	$10.87	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.18	.13	.15	.11
Net realized and unrealized gain (loss)	(2.75)	2.44	1.66	2.13	(1.21)
Total from investment operations	(2.57)	2.62	1.79	2.28	(1.10)
Distributions from net investment income	(.17)	(.18)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.24)	(.77)	-	(.11)	-
Total distributions	(.40) D	(.95)	(.14)	(.23)	(.08)
Net asset value, end of period	$11.22	$14.19	$12.52	$10.87	$8.82
Total Return E,F,G	(18.13)%	21.24%	16.46%	25.88%	(10.99)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.13%	.13%	.13%	.13%	.13% J
Expenses net of fee waivers, if any	.13%	.13%	.13%	.13%	.13% J
Expenses net of all reductions	.13%	.13%	.13%	.13%	.13% J
Net investment income (loss)	1.51%	1.20%	1.34%	1.47%	1.57% J
Supplemental Data
Net assets, end of period (000 omitted)	$140,653	$160,811	$95,143	$73,052	$30,342
Portfolio turnover rate K	18%	27%	46%	17%	11% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Extended Market Index Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$12.50	$10.86	$10.44
Income from Investment Operations
Net investment income (loss) B,C	.17	.16	.13	.12
Net realized and unrealized gain (loss)	(2.75)	2.45	1.65	.53
Total from investment operations	(2.58)	2.61	1.78	.65
Distributions from net investment income	(.16)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.24)	(.77)	-	(.11)
Total distributions	(.39) D	(.94)	(.14)	(.23)
Net asset value, end of period	$11.20	$14.17	$12.50	$10.86
Total Return E,F,G	(18.22)%	21.16%	16.37%	6.24%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.23%	.23%	.23%	.23% J
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23% J
Expenses net of all reductions	.23%	.23%	.23%	.23% J
Net investment income (loss)	1.41%	1.10%	1.24%	1.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$26,672	$23,331	$18,141	$2,133
Portfolio turnover rate K	18%	27%	46%	17% J

A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Extended Market Index Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.16	$12.50	$10.87	$8.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.14	.11	.12	.10
Net realized and unrealized gain (loss)	(2.73)	2.44	1.65	2.12	(1.21)
Total from investment operations	(2.58)	2.58	1.76	2.24	(1.11)
Distributions from net investment income	(.14)	(.15)	(.13)	(.10)	(.06)
Distributions from net realized gain	(.24)	(.77)	-	(.11)	-
Total distributions	(.38)	(.92)	(.13)	(.20) D	(.06)
Net asset value, end of period	$11.20	$14.16	$12.50	$10.87	$8.83
Total Return E,F,G	(18.30)%	20.93%	16.19%	25.44%	(11.09)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38%	.38%	.38%	.38%	.38% J
Expenses net of fee waivers, if any	.38%	.38%	.38%	.38%	.38% J
Expenses net of all reductions	.38%	.38%	.38%	.38%	.38% J
Net investment income (loss)	1.26%	.95%	1.09%	1.22%	1.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,224	$7,228	$4,824	$1,134	$883
Portfolio turnover rate K	18%	27%	46%	17%	11% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Index Portfolio
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Life of Fund A
Initial Class	-16.02%	0.86%
Service Class	-16.13%	0.76%
Service Class 2	-16.21%	0.61%

A     From April 17, 2018

The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP International Index Portfolio - Initial Class , a class of the fund, on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Global ex U.S. Index℠ and MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

International Index Portfolio
Management's Discussion of Fund Performance
Market Recap:
International equities returned -15.86% in 2022, according to the MSCI ACWI (All Country World Index) ex USA Index, as a multitude of risk factors challenged the global economy and financial markets. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. Early on, non-U.S. stocks retreated to begin 2022 and returned -26.40% through September. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. Market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. The index reversed course in the fourth quarter, gaining 14.31% amid optimism on inflation and policy easing. For the full 12 months, emerging markets (-20%) and Europe ex U.K. (-17%) notably lagged. Conversely, the U.K. (-4%) held up best, followed by Asia Pacific ex Japan (-8%). By sector, information technology (-34%) fared worst. Communication services and consumer discretionary (-21% each) also trailed the broader market. In sharp contrast, energy gained 9% amid elevated prices for oil and natural gas. The financials (-7%) sector also outperformed, as did utilities (-10%) and consumer staples (-12%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending December 31, 2022, the fund's share classes returned approximately -16%, roughly in line with the -16.00% result of the benchmark Fidelity Global ex U.S. Index Net Return. By region, Europe ex U.K. returned -18% and detracted most, followed by emerging markets (-18%). By sector, stocks in the information technology sector returned about -34% and detracted most, followed by consumer discretionary, which returned -21%. Industrials returned about -18% and communication services returned approximately -23%, especially in the media & entertainment industry (-33%). Health care (-13%), especially in the health care equipment & services industry (-32%), and financials (-6%) hampered results. Other notable detractors included the consumer staples (-11%), and materials (-10%) sectors. Real estate (-23%) and utilities (-10%) also hurt. Energy gained roughly 13% and contributed most. Turning to individual stocks, the biggest individual detractor was Taiwan Semiconductor (-33%), from the semiconductors & semiconductor equipment segment, followed by Samsung Electronics (-32%), which is in the technology hardware & equipment industry. Within software & services, Shopify returned -75% and hurt. Other detractors were ASML Holding (-32%), a stock in the semiconductors & semiconductor equipment category, and Tencent Holdings (-25%), from the media & entertainment group. In contrast, the biggest individual contributor was Shell (+32%), from the energy sector. Novo-Nordisk (+21%) and AstraZeneca (+18%), from the pharmaceuticals, biotechnology & life sciences industry, helped. Other contributors from the energy sector were TotalEnergies (+31%) and BP (+34%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP International Index Portfolio
Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
10.0

Market Sectors (% of Fund's net assets)

Financials	22.4
Industrials	11.6
Consumer Discretionary	10.8
Information Technology	10.3
Health Care	9.5
Consumer Staples	8.2
Materials	8.2
Energy	5.9
Communication Services	5.6
Utilities	2.8
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 96.6%
Futures - 2.9%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

VIP International Index Portfolio
Schedule of Investments December 31, 2022
Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value ($)
Australia - 5.1%
AGL Energy Ltd.	9,442	51,686
ALS Ltd.	7,264	60,225
Altium Ltd.	1,932	45,894
Alumina Ltd.	35,368	36,514
AMP Ltd. (a)	51,548	45,844
Ampol Ltd.	3,726	71,623
Ansell Ltd.	1,978	37,993
ANZ Group Holdings Ltd.	45,958	735,891
APA Group unit	18,230	133,250
ARB Corp. Ltd.	1,227	21,295
Aristocrat Leisure Ltd.	10,288	211,993
ASX Ltd.	2,998	138,077
Atlas Arteria Ltd. unit	18,354	82,657
Aurizon Holdings Ltd.	28,842	73,069
Bank of Queensland Ltd.	9,818	45,911
Beach Energy Ltd.	23,108	25,092
Bendigo & Adelaide Bank Ltd.	8,932	59,276
BHP Group Ltd.	77,873	2,412,268
BlueScope Steel Ltd.	7,246	82,584
Brambles Ltd.	21,350	175,083
Breville Group Ltd.	1,558	19,346
carsales.com Ltd.	5,353	75,330
Challenger Ltd.	9,014	46,348
Charter Hall Group unit	7,100	57,594
Cleanaway Waste Management Ltd.	33,026	58,847
Cochlear Ltd.	1,016	140,317
Coles Group Ltd.	20,530	232,720
Commonwealth Bank of Australia	26,219	1,821,037
Computershare Ltd.	8,832	155,585
CSL Ltd.	7,415	1,445,881
CSR Ltd.	7,692	24,597
Dexus unit	16,937	88,920
Dominos Pizza Enterprises Ltd.	955	43,007
Downer EDI Ltd.	9,835	24,716
Endeavour Group Ltd.	18,885	82,186
Evolution Mining Ltd.	27,892	57,026
Fortescue Metals Group Ltd.	26,068	364,356
Goodman Group unit	26,234	308,521
Harvey Norman Holdings Ltd.	10,345	28,987
IDP Education Ltd.	3,187	58,734
IGO Ltd.	10,201	93,312
Iluka Resources Ltd.	6,317	40,634
Incitec Pivot Ltd.	30,237	76,972
Insurance Australia Group Ltd.	38,211	122,836
JB Hi-Fi Ltd.	1,645	46,885
Lendlease Group unit	10,549	55,995
Lynas Rare Earths Ltd. (a)	14,149	74,587
Macquarie Group Ltd.	5,596	631,724
Magellan Financial Group Ltd.	2,356	14,254
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	38
Medibank Private Ltd.	43,184	86,154
Metcash Ltd.	14,512	39,244
Mineral Resources Ltd.	2,576	135,128
Mirvac Group unit	61,782	89,381
National Australia Bank Ltd.	48,766	990,126
Newcrest Mining Ltd.	13,770	193,087
NEXTDC Ltd. (a)	7,258	44,786
Nine Entertainment Co. Holdings Ltd.	22,704	28,325
Northern Star Resources Ltd.	18,087	135,351
Orica Ltd.	6,765	69,168
Origin Energy Ltd.	26,646	139,463
OZ Minerals Ltd.	5,051	95,207
Pilbara Minerals Ltd. (a)	40,190	101,771
Qantas Airways Ltd. (a)	14,649	59,295
QBE Insurance Group Ltd.	22,864	207,415
Qube Holdings Ltd.	26,166	49,912
Ramsay Health Care Ltd.	2,866	125,849
REA Group Ltd.	809	60,842
Reece Ltd.	3,324	31,773
Reliance Worldwide Corp. Ltd.	12,928	25,848
Rio Tinto Ltd.	5,709	450,586
Santos Ltd.	51,728	254,408
Scentre Group unit	80,635	156,961
SEEK Ltd.	5,338	75,889
Seven Group Holdings Ltd.	2,491	35,430
Sierra Rutile Holdings Ltd. (a)	6,736	1,027
Sonic Healthcare Ltd.	7,416	150,923
South32 Ltd.	71,451	195,892
Steadfast Group Ltd.	15,307	56,850
Stockland Corp. Ltd. unit	37,268	91,786
Suncorp Group Ltd.	19,493	158,845
Tabcorp Holdings Ltd.	34,917	25,425
Telstra Group Ltd.	62,211	168,246
The GPT Group unit	29,998	85,555
The Lottery Corp. Ltd. (a)	34,622	105,531
The Star Entertainment Group Ltd. (a)	12,297	14,754
Transurban Group unit	47,313	416,253
Treasury Wine Estates Ltd.	10,891	100,616
Vicinity Centres unit	60,843	82,156
Washington H. Soul Pattinson & Co. Ltd.	3,703	69,473
Wesfarmers Ltd.	17,450	544,218
Westpac Banking Corp.	53,808	851,862
Whitehaven Coal Ltd.	14,813	94,373
WiseTech Global Ltd.	2,700	92,860
Woodside Energy Group Ltd.	29,221	707,680
Woolworths Group Ltd.	18,660	426,109
WorleyParsons Ltd.	5,587	56,990
TOTAL AUSTRALIA		19,016,340
Austria - 0.2%
Andritz AG	1,081	61,966
AT&S Austria Technologie & Systemtechnik AG (b)	355	12,160
BAWAG Group AG (c)	1,339	71,380
CA Immobilien Anlagen AG	664	20,151
Erste Group Bank AG	5,513	176,390
Immofinanz AG (d)	1,102	0
Immofinanz AG (a)(b)	485	6,033
Lenzing AG (b)	185	10,852
Mayr-Melnhof Karton AG	128	20,717
Oesterreichische Post AG (b)	489	15,389
OMV AG	2,241	115,386
Raiffeisen International Bank-Holding AG (a)	2,095	34,424
Verbund AG	514	43,274
Voestalpine AG	1,698	45,041
Wienerberger AG	1,754	42,358
TOTAL AUSTRIA		675,521
Bailiwick of Jersey - 0.6%
Experian PLC	14,917	505,214
Ferguson PLC	3,579	451,721
Glencore PLC	186,229	1,241,895
WPP PLC	18,891	186,643
TOTAL BAILIWICK OF JERSEY		2,385,473
Belgium - 0.6%
Ackermans & Van Haaren SA	335	57,448
Aedifica SA	601	48,765
Ageas	2,772	122,905
Anheuser-Busch InBev SA NV	15,222	916,836
Cofinimmo SA	450	40,319
Colruyt NV	805	18,354
D'ieteren Group	358	68,673
ELIA GROUP SA/NV	550	78,186
Galapagos NV (a)	744	33,020
Groupe Bruxelles Lambert SA	1,528	121,987
KBC Group NV	5,205	335,126
Melexis NV	317	27,486
Proximus	2,461	23,699
Sofina SA	240	52,820
Solvay SA Class A	1,143	115,574
UCB SA	1,965	154,729
Umicore SA	3,217	118,321
Warehouses de Pauw	2,131	60,906
TOTAL BELGIUM		2,395,154
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	64,000	53,872
AutoStore Holdings Ltd. (a)(b)(c)	14,729	26,949
China Gas Holdings Ltd.	46,600	67,536
China Resource Gas Group Ltd.	14,000	52,228
CK Infrastructure Holdings Ltd.	9,000	46,962
Credicorp Ltd. (United States)	1,057	143,393
Golar LNG Ltd. (a)	1,614	36,783
Hiscox Ltd.	5,344	70,389
Hongkong Land Holdings Ltd.	16,215	74,602
Jardine Matheson Holdings Ltd.	3,703	188,375
Kunlun Energy Co. Ltd.	62,000	44,079
Nine Dragons Paper (Holdings) Ltd.	25,000	22,728
Orient Overseas International Ltd.	2,000	36,047
TOTAL BERMUDA		863,943
Brazil - 1.1%
3R Petroleum Oleo e Gas SA (a)	2,600	18,590
Ambev SA	68,600	188,659
Americanas SA	9,698	17,725
Armac Locacao Logistica e Servicos SA	1,500	3,338
Atacadao SA	8,100	22,675
B3 SA - Brasil Bolsa Balcao	94,600	236,690
Banco Bradesco SA	25,194	64,276
Banco BTG Pactual SA unit	18,400	83,431
Banco do Brasil SA	22,400	147,346
BB Seguridade Participacoes SA	10,200	65,125
BR Malls Participacoes SA	11,000	17,292
BRF SA (a)	10,200	15,996
CCR SA	16,100	32,994
Centrais Eletricas Brasileiras SA (Electrobras)	19,886	158,644
Cogna Educacao (a)	22,500	9,035
Companhia Brasileira de Aluminio	3,000	6,563
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,100	55,214
Companhia Paranaense de Energia-COPEL unit	3,800	27,702
Companhia Siderurgica Nacional SA (CSN)	9,300	25,629
Cosan SA	17,500	56,745
Cyrela Brazil Realty SA	4,400	10,892
Embraer SA (a)	10,700	29,001
Energisa SA unit	4,100	34,331
Eneva SA (a)	18,800	42,480
ENGIE Brasil Energia SA	3,850	27,622
Equatorial Energia SA	13,700	70,112
Hapvida Participacoes e Investimentos SA (c)	68,800	66,197
Hypera SA	6,000	51,366
JBS SA	9,800	40,817
Klabin SA unit	13,300	50,306
Localiza Rent a Car SA	11,477	115,645
Localiza Rent a Car SA rights (a)	50	102
Locaweb Servicos de Internet SA (a)(c)	5,800	7,712
Lojas Renner SA	14,897	57,785
Magazine Luiza SA	44,120	22,897
Marfrig Global Foods SA	4,700	7,745
Multiplan Empreendimentos Imobiliarios SA	3,900	16,177
Natura & Co. Holding SA	13,193	29,011
Petro Rio SA (a)	10,000	70,477
Petroleo Brasileiro SA - Petrobras (ON)	57,900	307,499
Raia Drogasil SA	16,400	73,679
Rede D'Oregon Sao Luiz SA (c)	13,499	75,629
Rumo SA	16,600	58,511
Sendas Distribuidora SA	11,700	43,146
Suzano Papel e Celulose SA	12,279	112,191
Telefonica Brasil SA	6,200	45,034
TIM SA	11,500	27,009
Totvs SA	6,700	35,050
Transmissora Alianca de Energia Eletrica SA unit	3,400	22,326
Ultrapar Participacoes SA	11,400	27,227
Vale SA	59,601	1,003,331
Via S/A (a)	23,051	10,478
Vibra Energia SA	17,500	51,541
Weg SA	22,800	166,301
YDUQS Participacoes SA	3,900	7,512
TOTAL BRAZIL		4,070,808
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	2,453	42,290
VK Co. Ltd. GDR (Reg. S) (a)(d)	1,767	594
TOTAL BRITISH VIRGIN ISLANDS		42,884
Canada - 7.6%
Agnico Eagle Mines Ltd. (Canada)	7,029	365,259
Air Canada (a)	5,091	72,906
Alamos Gold, Inc.	6,178	62,464
Algonquin Power & Utilities Corp.	10,137	66,033
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	12,107	532,028
AltaGas Ltd.	4,405	76,063
ARC Resources Ltd.	10,284	138,614
B2Gold Corp.	15,902	56,491
Ballard Power Systems, Inc. (a)	3,950	18,904
Bank of Montreal	10,379	940,242
Bank of Nova Scotia	18,352	899,167
Barrick Gold Corp. (Canada)	27,266	467,388
Bausch Health Cos., Inc. (Canada) (a)	4,457	27,980
BCE, Inc.	4,639	203,821
BlackBerry Ltd. (a)	8,120	26,447
Boralex, Inc. Class A	1,345	39,754
Boyd Group Services, Inc.	320	49,432
Brookfield Asset Management Ltd. Class A (a)	5,515	157,915
Brookfield Corp. (Canada) Class A	22,010	692,161
Brookfield Renewable Corp.	1,910	52,574
BRP, Inc.	544	41,475
CAE, Inc. (a)	4,939	95,534
Cameco Corp.	6,162	139,669
Canadian Apartment Properties (REIT) unit	1,291	40,694
Canadian Imperial Bank of Commerce	13,923	563,193
Canadian National Railway Co.	9,483	1,126,474
Canadian Natural Resources Ltd.	17,294	960,366
Canadian Pacific Railway Ltd.	14,316	1,067,356
Canadian Tire Ltd. Class A (non-vtg.)	872	91,129
Canadian Utilities Ltd. Class A (non-vtg.)	1,786	48,343
Capital Power Corp.	1,757	60,120
Cargojet, Inc.	254	21,826
CCL Industries, Inc. Class B	2,254	96,286
Cenovus Energy, Inc. (Canada)	21,430	415,780
CGI, Inc. Class A (sub. vtg.) (a)	3,270	281,862
Colliers International Group, Inc.	540	49,605
Constellation Software, Inc.	303	473,065
Descartes Systems Group, Inc. (Canada) (a)	1,320	92,020
Dollarama, Inc.	4,447	260,087
Element Fleet Management Corp.	6,230	84,892
Emera, Inc.	4,120	157,467
Empire Co. Ltd. Class A (non-vtg.)	2,469	65,026
Enbridge, Inc.	31,145	1,217,277
Fairfax Financial Holdings Ltd. (sub. vtg.)	353	209,107
Finning International, Inc.	2,331	57,948
First Majestic Silver Corp.	3,652	30,424
First Quantum Minerals Ltd.	8,636	180,438
FirstService Corp.	586	71,761
Fortis, Inc.	7,373	295,029
Franco-Nevada Corp.	2,948	401,856
George Weston Ltd.	1,028	127,543
GFL Environmental, Inc.	2,705	78,992
Gildan Activewear, Inc.	2,846	77,939
Great-West Lifeco, Inc.	4,208	97,275
Hydro One Ltd. (c)	4,893	131,070
iA Financial Corp., Inc.	1,651	96,658
Imperial Oil Ltd.	3,023	147,243
Intact Financial Corp.	2,703	389,100
Ivanhoe Mines Ltd. (a)	8,595	67,922
Keyera Corp.	3,336	72,904
Kinaxis, Inc. (a)	422	47,346
Kinross Gold Corp.	19,881	81,051
Lightspeed Commerce, Inc. (Canada) (a)	2,037	29,111
Loblaw Companies Ltd.	2,364	209,024
Lundin Mining Corp.	10,456	64,172
Magna International, Inc. Class A (sub. vtg.)	4,146	232,899
Manulife Financial Corp.	29,365	523,755
MEG Energy Corp. (a)	4,160	57,914
Methanex Corp.	1,040	39,373
Metro, Inc.	3,664	202,873
National Bank of Canada	5,183	349,221
Northland Power, Inc.	3,674	100,750
Nutrien Ltd.	8,299	605,876
Nuvei Corp. (a)(c)	938	23,838
Onex Corp. (sub. vtg.)	1,074	51,788
Open Text Corp.	4,176	123,738
Pan American Silver Corp.	3,245	53,023
Parkland Corp.	2,438	53,496
Pembina Pipeline Corp.	8,579	291,204
Power Corp. of Canada (sub. vtg.)	8,744	205,684
Premium Brands Holdings Corp.	551	33,483
Quebecor, Inc. Class B (sub. vtg.)	2,381	53,107
Restaurant Brands International, Inc.	4,719	305,202
Ritchie Bros. Auctioneers, Inc.	1,730	99,929
Rogers Communications, Inc. Class B (non-vtg.)	5,405	252,965
Royal Bank of Canada	21,432	2,014,988
Saputo, Inc.	3,776	93,480
Shaw Communications, Inc. Class B	6,944	200,063
Shopify, Inc. Class A (a)	18,268	634,253
SNC-Lavalin Group, Inc.	2,664	46,945
SSR Mining, Inc.	3,291	51,504
Stantec, Inc.	1,743	83,520
Sun Life Financial, Inc.	9,030	419,155
Suncor Energy, Inc.	21,268	674,639
TC Energy Corp.	15,582	621,209
Teck Resources Ltd. Class B (sub. vtg.)	7,158	270,513
TELUS Corp.	7,240	139,720
TFI International, Inc. (Canada)	1,236	123,792
The Toronto-Dominion Bank	27,781	1,798,789
Thomson Reuters Corp.	2,449	279,374
Tilray Brands, Inc. Class 2 (a)	8,443	22,712
TMX Group Ltd.	839	83,974
Toromont Industries Ltd.	1,281	92,442
Tourmaline Oil Corp.	4,865	245,478
Tricon Residential, Inc.	4,005	30,881
Waste Connections, Inc. (Canada)	3,960	524,919
West Fraser Timber Co. Ltd.	925	66,793
Wheaton Precious Metals Corp.	6,961	271,962
Whitecap Resources, Inc.	9,322	73,943
WSP Global, Inc.	1,826	211,851
Yamana Gold, Inc.	14,457	80,293
TOTAL CANADA		28,176,412
Cayman Islands - 5.0%
AAC Technology Holdings, Inc. (a)	10,500	23,837
Airtac International Group	2,092	63,170
Alchip Technologies Ltd.	1,000	25,404
Alibaba Group Holding Ltd. sponsored ADR (a)	30,454	2,682,693
Anta Sports Products Ltd.	16,800	218,514
ASMPT Ltd.	4,800	34,091
Autohome, Inc. ADR Class A	850	26,010
Baidu, Inc. sponsored ADR (a)	4,372	500,069
BeiGene Ltd. ADR (a)(b)	1,006	221,260
Bilibili, Inc. ADR (a)(b)	3,432	81,304
BizLink Holding, Inc.	2,000	15,359
Chailease Holding Co. Ltd.	23,407	164,931
China Conch Environment Protection Holdings Ltd. (a)	23,000	9,262
China Conch Venture Holdings Ltd.	24,000	52,064
China Feihe Ltd. (c)	49,000	41,486
China Hongqiao Group Ltd.	31,000	29,238
China Literature Ltd. (a)(c)	6,200	23,916
China Medical System Holdings Ltd.	19,000	29,731
China Meidong Auto Holding Ltd.	8,000	16,337
China Mengniu Dairy Co. Ltd.	47,000	211,928
China Resources Land Ltd.	44,000	200,172
China Resources Mixc Lifestyle Services Ltd. (c)	9,045	45,818
China State Construction International Holdings Ltd.	26,000	29,111
ChinaSoft International Ltd.	42,000	36,360
Chow Tai Fook Jewellery Group Ltd.	33,000	67,061
CIFI Holdings Group Co. Ltd.	66,004	9,165
CK Asset Holdings Ltd.	30,134	184,817
CK Hutchison Holdings Ltd.	41,000	245,625
Country Garden Holdings Co. Ltd.	121,129	40,802
Country Garden Services Holdings Co. Ltd.	30,000	73,594
Daqo New Energy Corp. ADR (a)	869	33,552
ENN Energy Holdings Ltd.	11,700	163,426
ESR Group Ltd. (c)	36,800	76,932
Futu Holdings Ltd. ADR (a)(b)	1,017	41,341
GDS Holdings Ltd. ADR (a)(b)	1,716	35,384
Geely Automobile Holdings Ltd.	76,000	109,784
General Interface Solution Holding Ltd.	3,000	8,572
Genscript Biotech Corp. (a)	16,000	50,507
H World Group Ltd. ADR	2,245	95,233
Hansoh Pharmaceutical Group Co. Ltd. (c)	16,000	30,226
Hengan International Group Co. Ltd.	10,000	53,019
Himax Technologies, Inc. sponsored ADR (b)	1,882	11,687
HUTCHMED China Ltd. sponsored ADR (a)(b)	1,415	20,914
Innovent Biologics, Inc. (a)(c)	17,000	72,354
Inter & Co., Inc. unit	3,161	6,616
iQIYI, Inc. ADR (a)(b)	4,940	26,182
JD Health International, Inc. (a)(c)	16,150	145,835
JD.com, Inc. sponsored ADR	18,143	1,018,367
JOYY, Inc. ADR	677	21,386
KE Holdings, Inc. ADR (a)	10,472	146,189
Kingboard Chemical Holdings Ltd.	9,500	30,126
Kingdee International Software Group Co. Ltd. (a)	42,000	89,128
Kingsoft Corp. Ltd.	14,800	49,048
Kuaishou Technology Class B (a)(c)	29,900	268,779
Li Ning Co. Ltd.	36,000	309,564
Longfor Properties Co. Ltd. (c)	25,500	78,468
Lufax Holding Ltd. ADR	10,771	20,896
Meituan Class B (a)(c)	62,800	1,391,386
Microport Scientific Corp. (a)	12,100	31,570
Minth Group Ltd.	12,000	32,390
NetEase, Inc. ADR	5,647	410,142
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,267	78,937
NIO, Inc. sponsored ADR (a)(b)	21,897	213,496
PagSeguro Digital Ltd. (a)	3,048	26,640
Parade Technologies Ltd.	1,000	25,061
Pinduoduo, Inc. ADR (a)	8,367	682,329
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	8,000	21,594
Polaris Group (a)	5,341	15,331
Pop Mart International Group Ltd. (c)	10,800	27,184
RLX Technology, Inc. ADR (a)	10,574	24,320
Sands China Ltd. (a)	37,600	123,337
Sea Ltd. ADR (a)	5,547	288,610
Shenzhou International Group Holdings Ltd.	12,300	137,168
Silicon Motion Tech Corp. sponsored ADR	517	33,600
Sino Biopharmaceutical Ltd.	150,250	87,494
SITC International Holdings Co. Ltd.	20,000	44,329
Smoore International Holdings Ltd. (c)	26,000	39,882
StoneCo Ltd. Class A (a)	3,700	34,928
Sunac China Holdings Ltd. (a)(d)	43,000	8,263
Sunny Optical Technology Group Co. Ltd.	11,100	130,912
TAL Education Group ADR (a)	7,547	53,206
Tencent Holdings Ltd.	93,300	3,955,954
Tencent Music Entertainment Group ADR (a)(b)	9,295	76,963
Tingyi (Cayman Islands) Holding Corp.	28,000	49,393
Tongcheng Travel Holdings Ltd. (a)	16,400	39,172
Topsports International Holdings Ltd. (c)	43,000	33,879
Trip.com Group Ltd. ADR (a)	8,158	280,635
Vipshop Holdings Ltd. ADR (a)	5,844	79,712
Want Want China Holdings Ltd.	74,000	49,310
Weibo Corp. sponsored ADR (a)	1,089	20,822
Weimob, Inc. (a)(c)	30,000	25,321
WH Group Ltd. (c)	117,500	68,531
Wharf Real Estate Investment Co. Ltd.	24,000	139,779
Wisdom Marine Lines Co. Ltd.	7,000	13,943
Wuxi Biologics (Cayman), Inc. (a)(c)	55,000	416,565
Xiaomi Corp. Class B (a)(c)	222,600	308,994
Xinyi Glass Holdings Ltd.	40,000	73,903
Xinyi Solar Holdings Ltd.	69,236	76,184
XP, Inc. Class A (a)	3,975	60,977
XPeng, Inc. ADR (a)(b)	8,181	81,319
XTEP International Holdings Ltd.	18,239	20,186
Yadea Group Holdings Ltd. (c)	18,000	29,970
Zai Lab Ltd. ADR (a)	1,172	35,980
Zhen Ding Technology Holding Ltd.	10,000	34,021
Zhongsheng Group Holdings Ltd. Class H	9,000	46,099
ZTO Express, Inc. sponsored ADR	6,228	167,346
TOTAL CAYMAN ISLANDS		18,563,711
Chile - 0.1%
Banco de Chile	668,997	69,404
Banco de Credito e Inversiones	870	25,015
Banco Santander Chile	969,594	38,807
CAP SA	883	7,235
Cencosud SA	19,181	31,544
Compania Cervecerias Unidas SA	1,806	12,061
Compania Sud Americana de Vapores SA	225,704	17,827
Empresas CMPC SA	16,283	27,180
Empresas COPEC SA	5,368	40,052
Enel Americas SA	299,199	40,034
Enel Chile SA	360,580	16,574
Falabella SA	11,590	22,545
Parque Arauco SA	10,418	13,288
Quinenco SA	3,928	13,290
TOTAL CHILE		374,856
China - 1.7%
Agricultural Bank of China Ltd. (H Shares)	472,000	161,470
Aluminum Corp. of China Ltd. (H Shares)	60,000	25,390
Anhui Conch Cement Co. Ltd. (H Shares)	18,500	64,463
Bank of China Ltd. (H Shares)	1,191,000	431,058
Bank of Communications Co. Ltd. (H Shares)	326,000	187,091
BYD Co. Ltd. (H Shares)	13,293	326,130
CGN Power Co. Ltd. (H Shares) (c)	173,000	41,086
China CITIC Bank Corp. Ltd. (H Shares)	139,000	61,511
China Construction Bank Corp. (H Shares)	1,515,000	947,465
China International Capital Corp. Ltd. (H Shares) (c)	22,000	41,769
China Life Insurance Co. Ltd. (H Shares)	115,000	196,275
China Longyuan Power Grid Corp. Ltd. (H Shares)	50,000	60,779
China Merchants Bank Co. Ltd. (H Shares)	51,000	282,227
China Minsheng Banking Corp. Ltd. (H Shares)	96,800	33,450
China National Building Materials Co. Ltd. (H Shares)	70,000	57,195
China Pacific Insurance (Group) Co. Ltd. (H Shares)	35,000	77,396
China Petroleum & Chemical Corp. (H Shares)	392,000	188,870
China Railway Group Ltd. (H Shares)	63,000	33,080
China Shenhua Energy Co. Ltd. (H Shares)	52,000	149,795
China Tower Corp. Ltd. (H Shares) (c)	702,000	75,329
China Vanke Co. Ltd. (H Shares)	29,700	59,749
CITIC Securities Co. Ltd. (H Shares)	20,675	41,639
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	50,000	50,827
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	8,800	36,744
Great Wall Motor Co. Ltd. (H Shares)	46,000	59,258
Guangzhou Automobile Group Co. Ltd. (H Shares)	40,800	27,324
Haier Smart Home Co. Ltd.	36,000	122,187
Haitong Securities Co. Ltd. (H Shares)	38,800	23,797
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	2,000	23,000
Huatai Securities Co. Ltd. (H Shares) (c)	24,200	27,600
Industrial & Commercial Bank of China Ltd. (H Shares)	1,091,000	559,563
New China Life Insurance Co. Ltd. (H Shares)	13,700	33,355
Nongfu Spring Co. Ltd. (H Shares) (c)	27,200	153,184
People's Insurance Co. of China Group Ltd. (H Shares)	121,000	40,029
PetroChina Co. Ltd. (H Shares)	326,000	148,915
PICC Property & Casualty Co. Ltd. (H Shares)	108,000	102,114
Ping An Insurance Group Co. of China Ltd. (H Shares)	95,000	624,126
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	116,000	71,783
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	38,400	62,744
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,000	22,312
Sinopharm Group Co. Ltd. (H Shares)	20,400	51,635
Tsingtao Brewery Co. Ltd. (H Shares)	8,000	78,777
Weichai Power Co. Ltd. (H Shares)	30,000	39,666
WuXi AppTec Co. Ltd. (H Shares) (c)	5,852	61,402
Yankuang Energy Group Co. Ltd. (H Shares)	22,000	66,916
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	9,500	25,873
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	8,400	41,489
Zijin Mining Group Co. Ltd. (H Shares)	88,000	118,271
TOTAL CHINA		6,216,108
Colombia - 0.0%
Bancolombia SA	4,128	36,188
Grupo Argos SA	5,443	10,655
Grupo de Inversiones Suramerica SA	1,352	11,713
Grupo Nutresa SA	1,484	13,622
Interconexion Electrica SA ESP	6,413	27,779
TOTAL COLOMBIA		99,957
Czech Republic - 0.0%
CEZ A/S	2,532	86,271
Komercni Banka A/S	1,174	34,027
MONETA Money Bank A/S (c)	5,616	18,887
TOTAL CZECH REPUBLIC		139,185
Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	45	99,564
Series B	86	192,520
Ascendis Pharma A/S sponsored ADR (a)	761	92,941
Carlsberg A/S Series B	1,511	200,430
Chr. Hansen Holding A/S	1,595	114,732
Coloplast A/S Series B	1,829	214,272
Danske Bank A/S	10,479	207,112
Demant A/S (a)	1,445	40,052
DSV A/S	2,957	466,740
Genmab A/S (a)	1,013	428,291
GN Store Nord A/S	2,071	47,625
Novo Nordisk A/S Series B	25,201	3,422,688
Novozymes A/S Series B	3,226	163,418
ORSTED A/S (c)	2,913	263,352
Pandora A/S	1,477	103,778
Royal Unibrew A/S	678	48,341
SimCorp A/S	618	42,542
Tryg A/S	5,564	132,436
Vestas Wind Systems A/S	15,541	453,341
TOTAL DENMARK		6,734,175
Egypt - 0.0%
Commercial International Bank SAE	37,980	63,640
E-Finance for Digital & Financial Investments	5,407	4,152
EFG-Hermes Holding SAE	11,936	8,621
TOTAL EGYPT		76,413
Finland - 0.9%
Elisa Corp. (A Shares)	2,342	123,996
Fortum Corp.	6,768	112,584
Huhtamaki Oyj	1,443	49,429
Kesko Oyj	4,255	93,919
Kojamo OYJ	2,624	38,762
Kone OYJ (B Shares)	6,212	321,177
Metso Outotec Oyj	10,914	112,296
Neste OYJ	6,635	305,547
Nokia Corp.	83,199	386,518
Nokian Tyres PLC	1,823	18,695
Nordea Bank ABP	50,855	544,281
Orion Oyj (B Shares)	1,656	90,831
Sampo Oyj (A Shares)	7,621	398,269
Stora Enso Oyj (R Shares)	9,526	134,092
TietoEVRY Oyj	1,595	45,279
UPM-Kymmene Corp.	8,227	307,614
Valmet Corp.	2,541	68,436
Wartsila Corp.	7,312	61,584
TOTAL FINLAND		3,213,309
France - 6.2%
Air Liquide SA	8,051	1,142,722
Alstom SA	4,756	116,363
Arkema SA	1,003	90,059
AXA SA	30,535	850,569
BNP Paribas SA	17,470	994,728
Bouygues SA	3,284	98,493
Bureau Veritas SA	4,532	119,390
Capgemini SA	2,419	404,399
Carrefour SA (b)	9,048	151,336
Compagnie de St. Gobain	8,019	392,296
Compagnie Generale des Etablissements Michelin SCA Series B	10,998	306,375
Credit Agricole SA	20,951	220,391
Danone SA	9,768	514,830
Dassault Systemes SA	10,670	383,690
Edenred SA	3,841	209,198
Eiffage SA	1,220	120,043
Engie SA	28,443	406,908
EssilorLuxottica SA	4,676	846,918
Euroapi SASU (a)	890	13,195
Gecina SA	820	83,520
Hermes International SCA	536	829,085
Kering SA	1,114	566,946
L'Oreal SA	3,880	1,389,419
Legrand SA	4,117	330,108
LVMH Moet Hennessy Louis Vuitton SE	4,023	2,927,510
Orange SA	29,087	288,605
Pernod Ricard SA	3,132	616,049
Publicis Groupe SA	3,659	233,745
Renault SA (a)	3,206	107,332
Safran SA	5,392	675,370
Sanofi SA	17,750	1,711,572
Sartorius Stedim Biotech	371	120,134
Schneider Electric SA	8,785	1,233,718
Societe Generale Series A	12,197	305,945
Sodexo SA	1,301	124,615
Teleperformance	911	217,173
Thales SA	1,645	210,074
TotalEnergies SE (b)	37,885	2,378,492
Veolia Environnement SA	10,171	261,338
VINCI SA	8,263	823,714
Vivendi SA	12,683	121,160
Worldline SA (a)(c)	3,860	151,167
TOTAL FRANCE		23,088,694
Germany - 4.6%
adidas AG	2,753	373,104
Allianz SE	6,276	1,340,289
BASF AG	14,153	696,874
Bayer AG	15,127	778,588
Bayerische Motoren Werke AG (BMW)	4,901	433,910
Bechtle AG	1,244	44,024
Beiersdorf AG	1,509	172,436
BioNTech SE ADR	1,423	213,763
Brenntag SE	2,391	152,486
Carl Zeiss Meditec AG	553	69,792
Commerzbank AG (a)	16,257	153,767
Continental AG	1,682	100,272
Covestro AG (c)	3,002	117,453
Daimler Truck Holding AG (a)	7,969	246,913
Delivery Hero AG (a)(c)	2,834	135,847
Deutsche Bank AG	31,856	361,054
Deutsche Borse AG	2,922	503,140
Deutsche Post AG	15,280	571,880
Deutsche Telekom AG	53,669	1,067,830
E.ON SE	34,570	343,695
Evonik Industries AG	3,070	58,939
Evotec OAI AG (a)	2,354	38,453
Fresenius Medical Care AG & Co. KGaA	3,104	101,385
Fresenius SE & Co. KGaA	6,297	175,887
GEA Group AG	2,540	103,864
Hannover Reuck SE	926	183,874
HeidelbergCement AG	2,255	127,780
HelloFresh AG (a)	2,708	59,512
Henkel AG & Co. KGaA	1,564	100,510
Infineon Technologies AG	20,050	609,358
K+S AG	2,879	56,629
KION Group AG	1,100	31,330
Knorr-Bremse AG	995	54,130
Lanxess AG	1,310	52,866
LEG Immobilien AG	1,115	72,640
Mercedes-Benz Group AG (Germany)	12,017	785,851
Merck KGaA	1,993	384,530
MTU Aero Engines AG	826	178,784
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,155	701,273
Nemetschek SE	824	42,065
Puma AG	1,599	97,051
Rational AG	78	46,340
Rheinmetall AG	673	134,033
RWE AG	10,403	463,142
SAP SE	16,808	1,735,270
Scout24 AG (c)	1,208	60,685
Siemens AG	11,514	1,587,220
Siemens Energy AG	6,203	116,698
Siemens Healthineers AG (c)	4,341	216,536
Symrise AG	2,054	223,075
TAG Immobilien AG	2,689	17,400
Thyssenkrupp AG	6,910	42,132
United Internet AG	1,451	29,340
Vonovia SE	12,299	289,721
Zalando SE (a)(c)	3,450	121,457
TOTAL GERMANY		16,976,877
Greece - 0.1%
Alpha Bank SA (a)	29,131	31,183
Eurobank Ergasias Services and Holdings SA (a)	37,464	42,309
Hellenic Telecommunications Organization SA	2,979	46,526
Jumbo SA	1,719	29,405
Motor Oil (HELLAS) Corinth Refineries SA	942	22,003
Mytilineos SA	1,618	35,159
National Bank of Greece SA (a)	8,064	32,345
OPAP SA	2,806	39,739
Piraeus Financial Holdings SA (a)	8,893	13,689
Public Power Corp. of Greece (a)	3,037	21,310
Terna Energy SA	834	18,194
TOTAL GREECE		331,862
Hong Kong - 1.7%
AIA Group Ltd.	183,600	2,027,567
Bank of East Asia Ltd.	15,244	18,428
BOC Hong Kong (Holdings) Ltd.	55,000	186,714
China Everbright International Ltd.	55,000	24,490
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	50,000	15,374
China Merchants Holdings International Co. Ltd.	21,084	30,782
China Overseas Land and Investment Ltd.	57,500	150,470
China Power International Development Ltd.	78,000	32,845
China Resources Beer Holdings Co. Ltd.	24,000	166,934
China Resources Power Holdings Co. Ltd.	28,000	57,055
China Taiping Insurance Group Ltd.	22,600	28,041
CITIC Pacific Ltd.	100,000	105,143
CLP Holdings Ltd.	25,500	185,782
CSPC Pharmaceutical Group Ltd.	130,400	135,756
Fosun International Ltd.	34,000	27,597
Galaxy Entertainment Group Ltd.	31,000	203,814
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	6,280	46,556
Guangdong Investment Ltd.	42,000	42,884
Hang Lung Properties Ltd.	28,000	54,544
Hang Seng Bank Ltd.	11,100	184,110
Henderson Land Development Co. Ltd.	19,610	68,266
Hong Kong & China Gas Co. Ltd.	162,403	154,024
Hong Kong Exchanges and Clearing Ltd.	18,343	788,203
Hua Hong Semiconductor Ltd. (a)(c)	9,000	31,187
Lenovo Group Ltd.	112,000	91,224
Link (REIT)	33,587	245,768
MTR Corp. Ltd.	23,348	123,484
New World Development Co. Ltd.	21,250	59,610
Power Assets Holdings Ltd.	20,500	112,042
Sino Land Ltd.	51,773	64,576
Sun Hung Kai Properties Ltd.	23,000	314,166
Techtronic Industries Co. Ltd.	28,000	310,992
Vitasoy International Holdings Ltd.	14,000	28,777
Wharf Holdings Ltd.	19,000	55,734
TOTAL HONG KONG		6,172,939
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	7,543	52,619
OTP Bank PLC	3,457	93,701
Richter Gedeon PLC	2,023	45,016
TOTAL HUNGARY		191,336
India - 3.2%
Adani Enterprises Ltd.	4,206	195,827
Adani Ports & Special Economic Zone Ltd.	11,175	110,289
Apollo Hospitals Enterprise Ltd.	1,512	81,691
Asian Paints Ltd.	6,946	258,180
Avenue Supermarts Ltd. (a)(c)	2,313	113,552
Axis Bank Ltd.	34,984	393,628
Bajaj Finance Ltd.	4,109	325,437
Bajaj Finserv Ltd.	5,930	110,663
Bharat Petroleum Corp. Ltd.	14,987	59,733
Bharti Airtel Ltd.	37,693	366,505
Cipla Ltd./India	8,409	109,233
Coal India Ltd.	32,817	89,261
Divi's Laboratories Ltd.	1,915	78,863
Grasim Industries Ltd.	5,815	120,687
HCL Technologies Ltd.	16,314	204,556
HDFC Standard Life Insurance Co. Ltd. (c)	14,490	98,962
Hindalco Industries Ltd.	22,691	129,700
Hindustan Unilever Ltd.	13,735	424,247
Housing Development Finance Corp. Ltd.	27,931	887,798
ICICI Bank Ltd.	79,220	851,923
Indian Oil Corp. Ltd.	56,685	52,349
Info Edge India Ltd.	1,122	53,265
Infosys Ltd.	56,346	1,027,081
ITC Ltd.	45,616	182,558
JSW Steel Ltd. (a)	14,618	135,490
Kotak Mahindra Bank Ltd.	16,803	369,623
Larsen & Toubro Ltd.	10,608	266,578
Mahindra & Mahindra Ltd.	14,733	221,763
Maruti Suzuki India Ltd.	2,044	206,746
NTPC Ltd.	73,210	147,206
Oil & Natural Gas Corp. Ltd.	60,642	107,928
Power Grid Corp. of India Ltd.	52,785	136,067
Reliance Industries Ltd.	53,081	1,629,334
SRF Ltd.	2,223	61,366
State Bank of India	27,417	202,713
Sun Pharmaceutical Industries Ltd.	16,687	201,761
Tata Consultancy Services Ltd.	15,741	618,940
Tata Consumer Products Ltd.	8,992	83,206
Tata Motors Ltd. (a)	27,263	127,643
Tata Power Co. Ltd./The	26,006	65,151
Tata Steel Ltd.	124,409	169,416
Tech Mahindra Ltd.	9,809	120,274
Titan Co. Ltd.	6,424	201,526
Ultratech Cement Ltd.	1,781	149,422
Vedanta Ltd.	16,668	62,026
Wipro Ltd.	22,983	109,008
TOTAL INDIA		11,719,175
Indonesia - 0.6%
PT Adaro Energy Indonesia Tbk	214,500	53,134
PT Aneka Tambang Tbk	136,500	17,371
PT Astra International Tbk	314,300	115,018
PT Bank Central Asia Tbk	856,000	469,378
PT Bank Jago Tbk (a)	54,200	12,936
PT Bank Mandiri (Persero) Tbk	345,900	220,579
PT Bank Negara Indonesia (Persero) Tbk	111,600	66,119
PT Bank Rakyat Indonesia (Persero) Tbk	1,100,351	348,867
PT Barito Pacific Tbk	429,400	20,820
PT Bukalapak.com Tbk (a)	837,300	14,056
PT Bukit Asam Tbk	62,400	14,799
PT Bumi Serpong Damai Tbk (a)	114,500	6,760
PT Charoen Pokphand Indonesia Tbk	110,200	40,002
PT Ciputra Development Tbk	131,600	7,948
PT Elang Mahkota Teknologi Tbk	598,300	39,540
PT Gudang Garam Tbk	7,000	8,096
PT Indah Kiat Pulp & Paper Tbk	40,300	22,581
PT Indocement Tunggal Prakarsa Tbk	25,900	16,468
PT Indofood CBP Sukses Makmur Tbk	32,300	20,741
PT Indofood Sukses Makmur Tbk	66,700	28,833
PT Kalbe Farma Tbk	288,100	38,676
PT Merdeka Copper Gold Tbk (a)	204,688	54,077
PT Mitra Keluarga Karyasehat Tbk	86,600	17,727
PT Pabrik Kertas Tjiwi Kimia Tbk	16,700	7,560
PT Perusahaan Gas Negara Tbk Series B	166,000	18,758
PT Sarana Menara Nusantara Tbk	343,500	24,283
PT Semen Indonesia (Persero) Tbk	60,691	25,630
PT Sumber Alfaria Trijaya Tbk	289,400	49,322
PT Surya Citra Media Tbk	388,500	5,143
PT Telkom Indonesia Persero Tbk	738,500	177,840
PT Tower Bersama Infrastructure Tbk	60,640	8,958
PT United Tractors Tbk	22,800	38,219
PT Vale Indonesia Tbk (a)	31,000	14,102
PT XL Axiata Tbk	69,000	9,484
TOTAL INDONESIA		2,033,825
Ireland - 0.5%
Bank of Ireland Group PLC	15,569	148,326
CRH PLC	11,827	470,362
DCC PLC (United Kingdom)	1,525	75,221
Flutter Entertainment PLC (a)	295	40,265
Flutter Entertainment PLC (Ireland) (a)	2,058	281,542
ICON PLC (a)	1,257	244,172
James Hardie Industries PLC CDI	6,890	124,008
Kerry Group PLC Class A	2,402	216,600
Kingspan Group PLC (Ireland)	2,390	129,403
Ryanair Holdings PLC sponsored ADR (a)	1,608	120,214
Smurfit Kappa Group PLC	4,026	148,941
TOTAL IRELAND		1,999,054
Isle of Man - 0.0%
Entain PLC	9,108	145,046
Israel - 0.6%
Airport City Ltd. (a)	950	15,205
Alony Hetz Properties & Investments Ltd.	2,229	22,702
Amot Investments Ltd.	3,297	19,369
Ashtrom Group Ltd.	559	10,447
Azrieli Group	541	35,953
Bank Hapoalim BM (Reg.)	19,148	172,790
Bank Leumi le-Israel BM	24,007	200,178
Bezeq The Israel Telecommunication Corp. Ltd.	30,629	52,848
Big Shopping Centers Ltd.	184	18,844
Check Point Software Technologies Ltd. (a)	1,568	197,819
Clal Insurance Enterprises Holdings Ltd. (a)	940	15,826
CyberArk Software Ltd. (a)	614	79,605
Danel Adir Yeoshua Ltd.	74	5,789
Delek Group Ltd. (a)	138	15,193
Elbit Systems Ltd. (Israel)	372	60,577
Electra Israel Ltd.	32	17,297
Energix-Renewable Energies Ltd.	4,039	12,731
Enlight Renewable Energy Ltd. (a)	13,950	28,574
First International Bank of Israel	815	32,228
Formula Systems (1985) Ltd.	143	10,370
Fox Wizel Ltd.	123	11,267
Global-e Online Ltd. (a)(b)	1,410	29,102
Harel Insurance Investments and Financial Services Ltd.	1,701	15,006
Icl Group Ltd.	11,261	81,532
InMode Ltd. (a)	1,100	39,270
Isracard Ltd.	2,755	8,010
Israel Corp. Ltd. (Class A)	65	22,930
Israel Discount Bank Ltd. (Class A)	19,580	102,938
Kornit Digital Ltd. (a)	707	16,240
Melisron Ltd.	357	25,553
Mivne Real Estate KD Ltd.	8,846	28,186
Mizrahi Tefahot Bank Ltd.	2,375	76,957
Nano Dimension Ltd. ADR (a)(b)	3,672	8,446
NICE Ltd. (a)	982	189,969
Nova Ltd. (a)	451	36,644
OPC Energy Ltd. (a)	1,356	15,122
Partner Communications Co. Ltd. (a)	2,208	16,011
Paz Oil Co. Ltd. (a)	140	17,441
Plus500 Ltd.	1,646	35,898
Radware Ltd. (a)	590	11,653
Reit 1 Ltd.	2,629	13,029
Shapir Engineering and Industry Ltd.	2,093	16,541
Shikun & Binui Ltd. (a)	3,674	10,295
Shufersal Ltd.	4,139	23,891
Stratasys Ltd. (a)	896	10,627
Strauss Group Ltd.	733	19,454
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	17,190	156,773
The Phoenix Holdings Ltd.	2,473	26,383
Tower Semiconductor Ltd. (a)	1,686	73,578
Wix.com Ltd. (a)	863	66,304
ZIM Integrated Shipping Services Ltd. (b)	1,199	20,611
TOTAL ISRAEL		2,250,006
Italy - 1.2%
A2A SpA	25,304	33,723
Amplifon SpA	1,415	42,139
Assicurazioni Generali SpA	18,504	329,103
Azimut Holding SpA	1,746	39,118
Banco BPM SpA	23,797	84,929
Buzzi Unicem SpA	1,382	26,629
DiaSorin SpA	395	55,137
Enel SpA	118,851	639,198
Eni SpA	38,816	551,943
FinecoBank SpA	9,405	156,249
Hera SpA	12,310	33,193
Infrastrutture Wireless Italiane SpA (c)	5,359	54,004
Interpump Group SpA	1,255	56,638
Intesa Sanpaolo SpA	272,078	602,765
Italgas SpA	7,711	42,840
Leonardo SpA	6,392	55,149
Mediobanca SpA	10,114	97,266
Moncler SpA	3,208	169,983
Nexi SpA (a)(c)	13,238	104,381
Pirelli & C. SpA (c)	6,103	26,158
Poste Italiane SpA (c)	7,218	70,512
Prada SpA	7,800	43,788
Prysmian SpA	4,131	153,268
Recordati SpA	1,513	62,759
Reply SpA	342	39,172
Snam SpA	31,447	152,481
Telecom Italia SpA (a)	149,469	34,640
Telecom Italia SpA (Risparmio Shares) (a)	93,781	20,911
Terna - Rete Elettrica Nazionale	21,696	160,249
UniCredit SpA	31,132	441,749
TOTAL ITALY		4,380,074
Japan - 15.9%
Activia Properties, Inc.	11	34,484
Adeka Corp.	1,500	24,481
Advance Residence Investment Corp.	21	54,157
Advantest Corp.	2,900	185,741
Aeon (REIT) Investment Corp.	26	30,514
AEON Co. Ltd.	13,400	282,948
AGC, Inc.	3,500	116,150
Aica Kogyo Co. Ltd.	1,000	23,653
Ain Holdings, Inc.	500	22,898
Air Water, Inc.	3,400	39,476
Aisin Seiki Co. Ltd.	2,800	74,242
Ajinomoto Co., Inc.	8,200	250,619
Alfresa Holdings Corp.	3,100	39,405
Alps Alpine Co. Ltd.	3,200	28,924
Amada Co. Ltd.	5,500	42,830
Ana Holdings, Inc. (a)	2,500	52,945
Anritsu Corp.	2,200	21,423
Aozora Bank Ltd.	1,800	35,378
As One Corp.	500	21,844
Asahi Group Holdings	7,800	242,795
ASAHI INTECC Co. Ltd.	3,600	58,724
Asahi Kasei Corp.	21,500	153,050
Asics Corp.	2,900	63,745
Astellas Pharma, Inc.	28,300	430,319
Azbil Corp.	1,900	47,704
Bandai Namco Holdings, Inc.	3,400	213,110
Bank of Kyoto Ltd.	1,200	53,233
BayCurrent Consulting, Inc.	2,100	65,373
Benefit One, Inc.	1,100	16,059
Bic Camera, Inc.	2,400	23,380
Biprogy, Inc.	1,200	30,405
Bridgestone Corp.	9,400	332,827
Brother Industries Ltd.	3,900	58,943
Calbee, Inc.	1,700	38,624
Canon, Inc.	15,900	344,141
Capcom Co. Ltd.	2,500	79,801
Casio Computer Co. Ltd.	3,300	33,479
Central Japan Railway Co.	3,200	392,895
Chiba Bank Ltd.	11,100	80,987
Chubu Electric Power Co., Inc.	11,800	122,018
Chugai Pharmaceutical Co. Ltd.	9,800	249,966
Chugoku Electric Power Co., Inc.	5,000	25,641
Coca-Cola West Co. Ltd.	2,400	26,055
COMSYS Holdings Corp.	1,800	31,583
Concordia Financial Group Ltd.	19,100	79,751
Cosmos Pharmaceutical Corp.	300	30,481
CyberAgent, Inc.	6,400	56,978
Dai Nippon Printing Co. Ltd.	4,100	82,367
Dai-ichi Mutual Life Insurance Co.	15,900	359,076
Daicel Chemical Industries Ltd.	4,100	29,506
Daifuku Co. Ltd.	2,000	93,228
Daiichi Sankyo Kabushiki Kaisha	30,000	965,601
Daikin Industries Ltd.	4,500	682,711
Daio Paper Corp.	1,800	13,810
Daito Trust Construction Co. Ltd.	1,100	112,621
Daiwa House Industry Co. Ltd.	10,300	237,273
Daiwa House REIT Investment Corp.	32	71,349
Daiwa Office Investment Corp.	5	24,287
Daiwa Securities Group, Inc.	23,300	102,958
Daiwa Securities Living Invest	34	29,748
Denka Co. Ltd.	1,400	31,994
DENSO Corp.	7,700	377,607
Dentsu Group, Inc.	3,800	119,209
Dic Corp.	1,200	21,064
Disco Corp.	481	137,095
Dmg Mori Co. Ltd.	1,900	25,161
Dowa Holdings Co. Ltd.	900	28,401
East Japan Railway Co.	5,800	330,356
Ebara Corp.	1,200	42,747
Eisai Co. Ltd.	4,600	303,380
Electric Power Development Co. Ltd.	2,696	42,817
ENEOS Holdings, Inc.	49,900	169,930
Exeo Group, Inc.	1,700	28,887
Ezaki Glico Co. Ltd.	900	24,684
Fancl Corp.	1,200	24,432
FANUC Corp.	2,900	433,975
Fast Retailing Co. Ltd.	1,000	608,534
Food & Life Companies Ltd.	1,700	33,516
Freee KK (a)	700	15,533
Frontier Real Estate Investment Corp.	8	31,166
Fuji Corp.	1,400	20,398
Fuji Electric Co. Ltd.	2,300	86,800
FUJIFILM Holdings Corp.	6,200	310,009
Fujitsu Ltd.	2,800	373,289
Fukuoka Financial Group, Inc.	2,900	65,882
GLP J-REIT	68	78,314
GMO Internet, Inc.	1,000	18,680
GMO Payment Gateway, Inc.	700	57,889
GOLDWIN, Inc.	600	43,417
GS Yuasa Corp.	1,300	20,773
Hakuhodo DY Holdings, Inc.	4,600	46,166
Hamamatsu Photonics K.K.	2,300	109,774
Hankyu Hanshin Holdings, Inc.	3,800	112,585
Harmonic Drive Systems, Inc.	800	22,424
Haseko Corp.	3,400	37,976
Hikari Tsushin, Inc.	300	42,226
Hino Motors Ltd. (a)	4,500	17,099
Hirose Electric Co. Ltd.	500	62,711
Hisamitsu Pharmaceutical Co., Inc.	1,200	35,622
Hitachi Construction Machinery Co. Ltd.	1,600	35,658
Hitachi Ltd.	14,900	749,713
Honda Motor Co. Ltd.	26,200	597,596
Horiba Ltd.	600	26,012
Hoshizaki Corp.	1,800	63,292
House Foods Group, Inc.	1,200	25,297
Hoya Corp.	5,600	536,360
Hulic Co. Ltd.	9,500	74,599
Ibiden Co. Ltd.	2,200	79,337
Idemitsu Kosan Co. Ltd.	3,587	83,977
IHI Corp.	2,400	69,524
Iida Group Holdings Co. Ltd.	2,600	39,476
Industrial & Infrastructure Fund Investment Corp.	31	35,783
INPEX Corp.	16,300	175,150
Internet Initiative Japan, Inc.	2,000	37,051
Invincible Investment Corp.	95	36,812
Isetan Mitsukoshi Holdings Ltd.	6,000	65,236
Isuzu Motors Ltd.	9,700	112,451
ITO EN Ltd.	1,000	36,394
Itochu Corp.	22,600	709,024
ITOCHU Techno-Solutions Corp.	1,400	32,474
Iwatani Corp.	800	35,037
Iyogin Holdings, Inc.	5,100	27,617
J. Front Retailing Co. Ltd.	4,200	38,116
Japan Airlines Co. Ltd. (a)	2,200	44,809
Japan Airport Terminal Co. Ltd. (a)	1,400	69,044
Japan Exchange Group, Inc.	8,200	118,185
Japan Hotel REIT Investment Corp.	70	41,167
Japan Logistics Fund, Inc.	14	33,401
Japan Post Holdings Co. Ltd.	37,000	311,316
Japan Post Insurance Co. Ltd.	3,000	52,761
Japan Prime Realty Investment Corp.	15	42,193
Japan Real Estate Investment Corp.	21	92,238
Japan Retail Fund Investment Corp.	110	87,507
Japan Steel Works Ltd.	1,100	21,609
Japan Tobacco, Inc.	16,900	340,708
JEOL Ltd.	800	21,512
JFE Holdings, Inc.	8,800	102,111
JGC Holdings Corp.	3,900	49,436
JSR Corp.	3,400	66,576
JTEKT Corp.	4,000	27,850
Justsystems Corp.	500	10,689
K's Holdings Corp.	2,700	23,158
Kadokawa Corp.	1,800	32,883
Kagome Co. Ltd.	1,300	30,138
Kajima Corp.	7,200	83,789
Kakaku.com, Inc.	2,000	32,091
Kamigumi Co. Ltd.	1,600	32,573
Kaneka Corp.	1,000	24,867
Kansai Electric Power Co., Inc.	12,800	124,299
Kansai Paint Co. Ltd.	3,900	47,732
Kao Corp.	7,300	289,813
Kawasaki Heavy Industries Ltd.	2,600	60,350
Kawasaki Kisen Kaisha Ltd.	3,600	76,234
KDDI Corp.	24,100	730,878
Keihan Electric Railway Co., Ltd.	1,600	41,711
Keikyu Corp.	4,200	44,220
Keio Corp.	1,900	69,596
Keisei Electric Railway Co.	2,600	73,869
Kenedix Office Investment Corp.	14	34,001
Kewpie Corp.	1,800	32,659
Keyence Corp.	3,100	1,203,559
Kikkoman Corp.	3,000	157,910
Kinden Corp.	1,900	20,686
Kintetsu Group Holdings Co. Ltd.	2,900	95,747
Kirin Holdings Co. Ltd. (b)	12,700	193,566
Kobayashi Pharmaceutical Co. Ltd.	900	61,688
Kobe Bussan Co. Ltd.	2,200	63,407
Koei Tecmo Holdings Co. Ltd.	1,900	34,364
Koito Manufacturing Co. Ltd.	4,000	59,633
Komatsu Ltd.	14,900	322,050
Konami Group Corp.	1,600	72,580
Konica Minolta, Inc.	7,900	31,476
Kose Corp.	600	65,192
Kubota Corp.	17,600	240,441
Kuraray Co. Ltd.	5,300	42,419
Kurita Water Industries Ltd.	1,700	70,218
Kyocera Corp.	5,300	263,074
Kyowa Hakko Kirin Co., Ltd.	4,000	91,616
Kyushu Electric Power Co., Inc.	7,200	40,697
Kyushu Railway Co.	2,400	53,145
LaSalle Logiport REIT	27	32,922
Lasertec Corp.	1,200	195,925
Lawson, Inc.	800	30,584
Lion Corp.	4,400	50,611
LIXIL Group Corp.	4,400	66,335
M3, Inc.	6,600	179,278
Mabuchi Motor Co. Ltd.	900	25,444
Makita Corp.	4,400	102,499
Marubeni Corp.	26,400	302,437
Marui Group Co. Ltd.	3,199	52,801
MatsukiyoCocokara & Co.	2,200	110,580
Mazda Motor Corp.	9,100	68,214
McDonald's Holdings Co. (Japan) Ltd.	1,300	49,408
Mebuki Financial Group, Inc.	16,700	42,440
Medipal Holdings Corp.	3,200	42,295
Meiji Holdings Co. Ltd.	2,200	112,768
Menicon Co. Ltd.	1,000	21,025
Mercari, Inc. (a)	1,700	34,576
Minebea Mitsumi, Inc.	6,300	93,341
Misumi Group, Inc.	4,400	95,631
Mitsubishi Chemical Holdings Corp.	22,400	115,965
Mitsubishi Corp.	22,800	740,197
Mitsubishi Electric Corp.	33,000	326,995
Mitsubishi Estate Co. Ltd.	20,400	264,253
Mitsubishi Gas Chemical Co., Inc.	3,100	42,614
Mitsubishi Heavy Industries Ltd.	5,200	205,486
Mitsubishi Logistics Corp.	1,200	27,524
Mitsubishi Materials Corp.	2,100	33,186
Mitsubishi UFJ Financial Group, Inc.	193,900	1,301,731
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,500	61,482
Mitsui & Co. Ltd.	25,300	736,881
Mitsui Chemicals, Inc.	2,900	65,136
Mitsui Fudosan Co. Ltd.	14,700	268,672
Mitsui Fudosan Logistics Park, Inc.	8	29,244
Mitsui High-Tec, Inc.	400	18,441
Mitsui Mining & Smelting Co. Ltd.	900	21,064
Mitsui OSK Lines Ltd.	5,600	139,932
Miura Co. Ltd.	1,700	38,985
Mizuho Financial Group, Inc.	38,930	548,457
MonotaRO Co. Ltd.	3,700	52,118
Mori Hills REIT Investment Corp.	25	29,884
Morinaga & Co. Ltd.	700	20,886
Morinaga Milk Industry Co. Ltd.	700	26,581
MS&AD Insurance Group Holdings, Inc.	7,100	226,986
Murata Manufacturing Co. Ltd.	9,900	488,220
Nabtesco Corp.	1,800	45,656
Nagoya Railroad Co. Ltd.	3,000	49,453
Nankai Electric Railway Co. Ltd.	1,700	36,705
NEC Corp.	4,200	147,291
Net One Systems Co. Ltd.	1,300	33,854
Nexon Co. Ltd.	7,300	163,890
NGK Insulators Ltd.	4,000	50,710
NGK Spark Plug Co. Ltd.	2,600	47,650
NH Foods Ltd.	1,590	44,391
Nichirei Corp.	2,000	43,702
Nidec Corp.	8,200	421,965
Nifco, Inc.	1,400	32,645
Nihon Kohden Corp.	1,300	31,559
Nihon M&A Center Holdings, Inc.	4,500	55,371
Nikon Corp.	5,300	46,866
Nintendo Co. Ltd.	18,000	756,838
Nippon Accommodations Fund, Inc.	8	36,703
Nippon Building Fund, Inc.	26	116,267
Nippon Electric Glass Co. Ltd.	1,300	23,072
Nippon Express Holdings, Inc.	1,300	74,242
Nippon Gas Co. Ltd.	1,800	28,169
Nippon Paint Holdings Co. Ltd.	16,500	129,593
Nippon Prologis REIT, Inc.	42	98,472
Nippon Sanso Holdings Corp.	3,300	47,802
Nippon Shinyaku Co. Ltd.	1,000	56,750
Nippon Shokubai Co. Ltd.	500	19,961
Nippon Steel & Sumitomo Metal Corp.	14,600	253,327
Nippon Telegraph & Telephone Corp.	18,400	524,741
Nippon Yusen KK	7,900	186,287
Nishi-Nippon Railroad Co. Ltd.	1,200	22,436
Nissan Chemical Corp.	2,200	95,936
Nissan Motor Co. Ltd.	36,600	114,537
Nisshin Seifun Group, Inc.	4,000	50,272
Nissin Food Holdings Co. Ltd.	1,300	102,953
Nitori Holdings Co. Ltd.	1,300	169,861
Nitto Denko Corp.	2,300	132,468
NOF Corp.	1,300	51,823
Nomura Holdings, Inc.	46,500	172,305
Nomura Real Estate Holdings, Inc.	1,700	36,351
Nomura Real Estate Master Fund, Inc.	74	91,678
Nomura Research Institute Ltd.	6,900	164,040
NSK Ltd.	7,500	39,545
NTT Data Corp.	9,900	144,270
Obayashi Corp.	10,900	82,334
OBIC Co. Ltd.	1,000	146,809
Odakyu Electric Railway Co. Ltd.	5,500	71,227
Oji Holdings Corp.	15,900	64,220
Olympus Corp.	19,800	349,224
OMRON Corp.	3,200	154,649
Ono Pharmaceutical Co. Ltd.	7,400	172,965
Open House Group Co. Ltd.	1,200	43,692
Oracle Corp. Japan	500	32,511
Oriental Land Co. Ltd.	3,600	523,887
ORIX Corp.	18,400	294,522
ORIX JREIT, Inc.	44	62,421
Osaka Gas Co. Ltd.	6,400	103,124
Otsuka Corp.	1,800	56,737
Otsuka Holdings Co. Ltd.	8,600	280,470
Pan Pacific International Holdings Ltd.	8,200	152,308
Panasonic Holdings Corp.	35,900	300,448
Park24 Co. Ltd. (a)	2,000	34,211
Penta-Ocean Construction Co. Ltd.	4,500	21,019
PeptiDream, Inc. (a)	1,600	25,117
Persol Holdings Co. Ltd.	2,900	61,682
Pigeon Corp.	1,900	31,139
Rakuten Group, Inc.	13,900	62,648
Recruit Holdings Co. Ltd.	26,100	816,982
Relo Group, Inc.	1,800	28,935
Renesas Electronics Corp. (a)	21,700	191,790
Rengo Co. Ltd.	3,900	26,763
Resona Holdings, Inc.	37,000	203,219
Resonac Holdings Corp.	2,800	42,582
Ricoh Co. Ltd.	9,600	73,067
Rinnai Corp.	600	44,650
ROHM Co. Ltd.	1,300	93,196
Rohto Pharmaceutical Co. Ltd.	3,400	59,722
Ryohin Keikaku Co. Ltd.	4,400	52,021
Sankyu, Inc.	900	32,927
Santen Pharmaceutical Co. Ltd.	6,100	49,705
Sanwa Holdings Corp.	3,600	33,145
Sawai Group Holdings Co. Ltd.	700	21,841
SBI Holdings, Inc. Japan	4,100	78,116
SBI Shinsei Bank Ltd.	900	14,624
Screen Holdings Co. Ltd.	700	44,637
SCSK Corp.	2,300	34,815
Secom Co. Ltd.	3,300	188,291
Sega Sammy Holdings, Inc.	2,500	37,749
Seibu Holdings, Inc.	4,300	46,881
Seiko Epson Corp.	4,900	71,290
Seino Holdings Co. Ltd.	2,300	20,388
Sekisui Chemical Co. Ltd.	6,800	94,780
Sekisui House (REIT), Inc.	67	37,999
Sekisui House Ltd.	10,600	187,928
Seven & i Holdings Co. Ltd.	12,300	527,133
SG Holdings Co. Ltd.	7,500	103,993
Sharp Corp.	3,600	25,859
Shimadzu Corp.	4,200	118,902
Shimamura Co. Ltd.	400	39,862
SHIMANO, Inc.	1,300	205,425
SHIMIZU Corp.	10,100	53,893
Shin-Etsu Chemical Co. Ltd.	6,400	781,518
Shinko Electric Industries Co. Ltd.	1,000	25,450
Shionogi & Co. Ltd.	4,400	219,530
Shiseido Co. Ltd.	6,200	303,885
Shizuoka Financial Group	8,889	71,232
SHO-BOND Holdings Co. Ltd.	700	29,804
Shochiku Co. Ltd. (a)	200	17,684
Skylark Holdings Co. Ltd.	3,400	39,449
SMC Corp.	980	409,203
SMS Co., Ltd.	1,100	27,824
SoftBank Corp.	42,500	480,831
SoftBank Group Corp.	18,300	773,961
Sohgo Security Services Co., Ltd.	1,300	35,393
Sojitz Corp.	3,180	60,590
Sompo Holdings, Inc.	5,400	238,913
Sony Group Corp.	19,400	1,478,699
Sotetsu Holdings, Inc.	1,400	23,605
Square Enix Holdings Co. Ltd.	1,400	64,996
Stanley Electric Co. Ltd.	2,300	43,502
Subaru Corp.	9,500	143,831
Sugi Holdings Co. Ltd.	600	26,684
Sumco Corp.	5,500	72,867
Sumitomo Chemical Co. Ltd.	25,900	92,868
Sumitomo Corp.	19,200	319,163
Sumitomo Dainippon Pharma Co., Ltd.	2,700	20,465
Sumitomo Electric Industries Ltd.	12,200	137,841
Sumitomo Forestry Co. Ltd.	2,900	51,252
Sumitomo Heavy Industries Ltd.	1,900	37,932
Sumitomo Metal Mining Co. Ltd.	4,200	147,583
Sumitomo Mitsui Financial Group, Inc.	21,100	848,904
Sumitomo Mitsui Trust Holdings, Inc.	5,800	202,394
Sumitomo Realty & Development Co. Ltd.	7,400	174,403
Sundrug Co. Ltd.	1,000	29,717
Suntory Beverage & Food Ltd.	1,900	64,699
Suzuken Co. Ltd.	1,200	32,467
Suzuki Motor Corp.	7,600	243,408
Sysmex Corp.	2,600	156,964
T&D Holdings, Inc.	9,200	131,696
Taiheiyo Cement Corp.	1,900	29,549
Taisei Corp.	3,100	99,960
Taisho Pharmaceutical Holdings Co. Ltd.	900	39,588
Taiyo Yuden Co. Ltd.	2,000	57,622
Takara Holdings, Inc.	3,100	24,533
Takeda Pharmaceutical Co. Ltd.	24,338	760,482
TDK Corp.	5,984	194,681
TechnoPro Holdings, Inc.	1,700	45,260
Teijin Ltd.	3,100	30,210
Terumo Corp.	11,670	330,851
THK Co. Ltd.	1,900	35,926
TIS, Inc.	3,500	91,986
Tobu Railway Co. Ltd.	3,200	74,640
Toda Corp.	4,100	21,987
Toho Co. Ltd.	1,900	73,237
Toho Gas Co. Ltd.	1,500	28,550
Tohoku Electric Power Co., Inc.	7,630	39,967
Tokai Carbon Co. Ltd.	3,300	26,632
Tokio Marine Holdings, Inc.	31,400	670,779
Tokyo Century Corp.	700	23,595
Tokyo Electric Power Co., Inc. (a)	12,100	43,577
Tokyo Electron Ltd.	2,400	705,189
Tokyo Gas Co. Ltd.	6,400	125,311
Tokyo Ohka Kogyo Co. Ltd.	600	27,120
Tokyo Seimitsu Co. Ltd.	700	22,616
Tokyo Tatemono Co. Ltd.	3,200	38,740
Tokyu Corp.	9,800	123,421
Tokyu Fudosan Holdings Corp.	9,300	44,102
Toppan, Inc.	5,400	79,744
Toray Industries, Inc.	25,300	140,703
Toshiba Corp.	6,700	232,820
Tosoh Corp.	4,900	58,269
Toto Ltd.	2,500	84,799
Toyo Suisan Kaisha Ltd.	1,600	61,642
Toyo Tire Corp.	1,900	21,385
Toyota Industries Corp.	3,200	173,842
Toyota Motor Corp.	193,100	2,634,376
Toyota Tsusho Corp.	3,700	136,102
Trend Micro, Inc.	2,200	102,888
Tsumura & Co.	1,100	24,124
Tsuruha Holdings, Inc.	600	46,539
Ube Corp.	1,500	21,986
Ulvac, Inc.	700	29,172
Unicharm Corp.	6,800	260,346
United Urban Investment Corp.	48	54,840
USS Co. Ltd.	3,300	52,361
Welcia Holdings Co. Ltd.	1,600	37,296
West Japan Railway Co.	3,800	164,993
Yakult Honsha Co. Ltd.	2,500	162,744
Yamada Holdings Co. Ltd.	11,000	39,047
Yamaha Corp.	2,700	100,191
Yamaha Motor Co. Ltd.	5,400	122,047
Yamato Holdings Co. Ltd.	5,200	82,401
Yamazaki Baking Co. Ltd.	2,500	29,911
Yaskawa Electric Corp.	4,100	130,812
Yokogawa Electric Corp.	3,700	58,723
Yokohama Rubber Co. Ltd.	2,100	32,495
Z Holdings Corp.	41,300	103,147
Zenkoku Hosho Co. Ltd.	800	30,650
Zensho Holdings Co. Ltd.	1,400	35,163
Zeon Corp.	2,800	28,176
ZOZO, Inc.	1,700	41,983
TOTAL JAPAN		58,954,613
Korea (South) - 3.2%
AfreecaTV Co. Ltd.	111	6,268
Alteogen, Inc.	543	16,496
AMOREPACIFIC Corp.	462	50,453
AMOREPACIFIC Group, Inc.	464	12,861
BGF Retail Co. Ltd.	127	21,232
BNK Financial Group, Inc.	4,580	23,644
Bukwang Pharmaceutical Co. Ltd.	770	5,351
Celltrion Healthcare Co. Ltd.	1,617	74,487
Celltrion Pharm, Inc. (a)	247	13,124
Celltrion, Inc.	1,669	212,752
CHA Biotech Co. Ltd. (a)	750	7,744
Cheil Worldwide, Inc.	1,073	19,643
Chong Kun Dang Pharmaceutical Corp.	105	6,847
Chunbo Co. Ltd.	64	11,096
CJ CheilJedang Corp.	126	38,077
CJ Corp.	239	15,964
CJ ENM Co. Ltd.	176	14,635
CJ Logistics Corp. (a)	130	9,674
Com2uS Corp.	109	5,160
Cosmax, Inc.	133	7,827
Coway Co. Ltd.	850	37,737
CS Wind Corp.	476	26,010
Daeduck Electronics Co. Ltd.	475	7,130
Daejoo Electronic Materials Co. Ltd.	188	10,601
Daewoo Engineering & Construction Co. Ltd. (a)	3,105	10,308
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	580	8,729
Daewoong Co. Ltd.	304	4,913
DB HiTek Co. Ltd.	621	18,323
Db Insurance Co. Ltd.	760	39,416
DGB Financial Group Co. Ltd.	2,617	14,529
DL E&C Co. Ltd.	428	11,473
DL Holdings Co. Ltd.	178	8,369
Dongjin Semichem Co. Ltd.	501	11,917
DongKook Pharmaceutical Co. Ltd.	387	5,102
Dongkuk Steel Mill Co. Ltd.	891	7,890
Dongsuh Co., Inc.	763	12,241
Doosan Bobcat, Inc.	732	20,115
Doosan Co. Ltd.	171	11,286
Doosan Fuel Cell Co. Ltd. (a)	657	15,315
Doosan Heavy Industries & Construction Co. Ltd. (a)	6,186	75,661
Douzone Bizon Co. Ltd.	342	10,009
E-Mart, Inc.	285	22,183
Ecopro BM Co. Ltd.	811	59,323
Ecopro Co. Ltd.	293	23,969
Ecopro HN Co. Ltd.	142	5,115
EO Technics Co. Ltd.	128	6,771
ESR Kendall Square Co. Ltd. (REIT)	2,928	9,279
F&F Co. Ltd.	258	29,609
Fila Holdings Corp.	661	17,456
Foosung Co. Ltd.	709	6,025
GemVax & Kael Co. Ltd. (a)	583	5,487
GeneOne Life Science, Inc. (a)	1,005	5,699
Genexine Co. Ltd. (a)	587	8,718
Genexine Co. Ltd. rights 1/3/23 (a)	54	172
Green Cross Corp.	101	10,388
Green Cross Holdings Corp.	531	7,169
GS Engineering & Construction Corp.	1,204	20,225
GS Holdings Corp.	1,401	48,736
GS Retail Co. Ltd.	619	13,839
Hana Financial Group, Inc.	4,634	154,762
HanAll BioPharma Co. Ltd. (a)	435	6,150
Hanjin Kal Corp. (a)	292	8,685
Hankook Tire Co. Ltd.	1,118	27,659
Hanmi Pharm Co. Ltd.	94	22,248
Hanmi Science Co. Ltd.	443	11,417
Hanmi Semiconductor Co. Ltd.	775	7,079
Hanon Systems	2,532	16,269
Hansol Chemical Co. Ltd.	155	22,836
Hanssem Co. Ltd.	151	5,349
Hanwha Aerospace Co. Ltd.	526	30,747
Hanwha Corp.	652	13,282
Hanwha Life Insurance Co. Ltd. (a)	3,589	7,896
Hanwha Solutions Corp. (a)	1,849	63,146
Hanwha Systems Co. Ltd.	1,055	8,840
HD Hyundai Co. Ltd.	695	31,518
HDC Hyundai Development Co.	599	4,757
Helixmith Co., Ltd.	472	3,955
Hite Jinro Co. Ltd.	504	10,227
HL Mando Co. Ltd.	529	16,932
HLB Life Science Co. Ltd. (a)	1,244	10,473
HLB, Inc. (a)	1,797	40,533
HMM Co. Ltd.	5,763	89,482
Hotel Shilla Co.	504	33,264
HUGEL, Inc. (a)	83	8,893
HYBE Co. Ltd. (a)	267	36,792
Hyosung Advanced Materials Co.	35	9,271
Hyosung Corp.	139	7,408
Hyosung TNC Co. Ltd.	34	9,451
Hyundai Bioscience Co. Ltd. (a)	533	11,599
Hyundai Department Store Co. Ltd.	189	8,856
Hyundai Doosan Infracore Co. Lt (a)	1,729	10,986
Hyundai Elevator Co. Ltd.	363	8,159
Hyundai Engineering & Construction Co. Ltd.	1,119	31,017
Hyundai Fire & Marine Insurance Co. Ltd.	877	20,513
Hyundai Glovis Co. Ltd.	339	44,021
Hyundai Heavy Industries Co. Ltd. (a)	310	28,560
Hyundai Mipo Dockyard Co. Ltd. (a)	370	24,831
Hyundai Mobis	1,034	164,656
Hyundai Motor Co.	2,162	259,283
Hyundai Rotem Co. Ltd. (a)	1,148	25,894
Hyundai Steel Co.	1,348	32,761
Hyundai Wia Corp.	232	9,112
Il Dong Pharmaceutical Co. Ltd. (a)	211	4,784
Iljin Materials Co. Ltd.	347	14,303
Industrial Bank of Korea	3,922	30,589
IS Dongseo Co. Ltd.	187	4,188
JB Financial Group Co. Ltd.	1,527	9,569
Jusung Engineering Co. Ltd.	505	4,251
JYP Entertainment Corp.	405	21,809
Kakao Corp.	4,871	205,425
Kakao Games Corp. (a)	658	23,334
Kangwon Land, Inc. (a)	1,737	32,006
KB Financial Group, Inc.	6,060	233,430
KCC Corp.	64	10,395
KEPCO E&C	181	7,849
Kia Corp.	4,197	197,667
Kiwoom Securities Co. Ltd.	221	14,744
KMW Co. Ltd. (a)	395	8,314
Koh Young Technology, Inc.	834	8,445
Kolon Industries, Inc.	291	9,511
Korea Aerospace Industries Ltd.	1,127	45,560
Korea Electric Power Corp. (a)	3,866	67,048
Korea Gas Corp.	415	11,932
Korea Investment Holdings Co. Ltd.	652	27,600
Korea Petro Chemical Industries Co. Ltd.	62	8,445
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	688	38,632
Korea Zinc Co. Ltd.	189	84,661
Korean Air Lines Co. Ltd. (a)	2,811	51,237
KT&G Corp.	1,661	120,707
Kumho Petro Chemical Co. Ltd.	274	27,420
L&F Co. Ltd. (a)	354	48,780
Leeno Industrial, Inc.	145	17,908
LegoChem Biosciences, Inc. (a)	378	12,864
LG Chemical Ltd.	732	348,822
LG Corp.	2,162	134,106
LG Display Co. Ltd.	3,375	33,372
LG Electronics, Inc.	1,733	119,057
LG H & H Co. Ltd.	138	79,133
LG Innotek Co. Ltd.	213	42,715
LG Uplus Corp.	3,293	28,900
Lotte Chemical Corp.	302	42,814
Lotte Chemical Corp. rights 1/20/23 (a)	47	1,325
Lotte Confectionery Co. Ltd.	630	15,411
Lotte Fine Chemical Co. Ltd.	227	10,222
Lotte Shopping Co. Ltd.	170	12,287
LS Corp.	406	22,475
LS Electric Co. Ltd.	229	10,258
LX Holdings Corp. (a)	810	5,442
LX International Corp.	381	10,273
Lx Semicon Co. Ltd.	152	8,656
Mcnex Co. Ltd.	185	4,099
Meritz Financial Holdings Co.	366	12,412
Meritz Fire & Marine Insurance Co. Ltd.	545	21,513
Meritz Securities Co. Ltd.	3,420	16,949
Mezzion Pharma Co. Ltd.	312	3,221
Mirae Asset Securities Co. Ltd.	3,974	19,190
NAVER Corp.	2,316	326,496
NCSOFT Corp.	249	88,597
NEPES Corp. Ltd. (a)	294	3,654
Netmarble Corp. (c)	361	17,318
NH Investment & Securities Co. Ltd.	2,150	14,975
NHN Corp.	286	5,656
NHN KCP Corp.	277	2,948
NongShim Co. Ltd.	59	16,729
Oci Co. Ltd.	289	18,546
Orion Corp./Republic of Korea	384	39,038
Oscotec, Inc. (a)	494	6,788
Ottogi Corp.	28	10,585
Pan Ocean Co., Ltd. (Korea)	3,305	15,041
Paradise Co. Ltd. (a)	883	12,343
Pearl Abyss Corp. (a)	535	17,825
People & Technology, Inc.	266	9,158
Pharmicell Co. Ltd. (a)	716	6,426
POSCO	1,179	258,911
POSCO Chemtech Co. Ltd.	473	67,620
Posco International Corp.	650	11,667
S-Oil Corp.	628	41,598
S.M. Entertainment Co. Ltd.	319	19,432
S1 Corp.	260	12,245
Samsung Biologics Co. Ltd. (a)(c)	311	202,789
Samsung C&T Corp.	1,427	128,636
Samsung Electro-Mechanics Co. Ltd.	864	89,550
Samsung Electronics Co. Ltd.	78,659	3,454,737
Samsung Engineering Co. Ltd. (a)	2,113	37,340
Samsung Fire & Marine Insurance Co. Ltd.	501	79,581
Samsung Heavy Industries Co. Ltd. (a)	11,165	45,313
Samsung Life Insurance Co. Ltd.	1,496	84,359
Samsung SDI Co. Ltd.	850	398,977
Samsung SDS Co. Ltd.	651	63,596
Samsung Securities Co. Ltd.	987	24,654
SD Biosensor, Inc.	668	15,996
Seegene, Inc.	628	13,567
Seoul Semiconductor Co. Ltd.	592	4,749
Shin Poong Pharmaceutical Co. (a)	542	9,104
Shinhan Financial Group Co. Ltd.	8,057	225,246
Shinsegae Co. Ltd.	99	17,298
SIMMTECH Co. Ltd.	290	6,092
SK Biopharmaceuticals Co. Ltd. (a)	417	23,879
SK Bioscience Co. Ltd. (a)	353	20,606
SK Chemicals Co. Ltd.	161	9,360
SK Hynix, Inc.	8,306	494,760
SK IE Technology Co. Ltd. (a)(c)	398	16,753
SK Innovation Co., Ltd.	814	99,560
SK, Inc.	584	87,663
SKC Co. Ltd.	317	22,281
SOLUM Co. Ltd. (a)	532	7,352
Solus Advanced Materials Co. Lt	260	6,195
Soulbrain Co. Ltd.	78	13,499
ST Pharm Co. Ltd.	149	10,366
Studio Dragon Corp. (a)	156	10,655
Taihan Electric Wire Co. Ltd. (a)	10,884	12,923
Vaxcell-Bio Therapeutics Co. Ltd. (a)	147	3,987
WeMade Entertainment Co. Ltd.	260	6,515
WONIK IPS Co. Ltd.	465	9,140
Woori Financial Group, Inc.	10,411	95,503
Wysiwyg Studios Co. Ltd. (a)	363	4,973
YG Entertainment, Inc.	189	6,582
Youngone Corp.	301	11,224
Yuhan Corp.	807	36,662
Zinus, Inc.	176	4,892
TOTAL KOREA (SOUTH)		11,986,710
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	23,928	56,329
Boubyan Bank KSC	17,342	45,247
Gulf Bank	29,741	30,534
Kuwait Finance House KSCP	83,726	225,295
Mabanee Co. SAKC	9,315	25,827
Mobile Telecommunication Co.	31,822	58,577
National Bank of Kuwait	116,736	411,448
National Industries Group Holding SAK	30,441	21,598
Warba Bank KSCP (a)	15,623	12,004
TOTAL KUWAIT		886,859
Luxembourg - 0.3%
Allegro.eu SA (a)(c)	6,226	35,710
Aperam SA	659	20,803
ArcelorMittal SA (Netherlands)	8,796	231,390
Aroundtown SA	14,688	34,323
B&M European Value Retail SA	12,814	63,716
Eurofins Scientific SA	1,998	143,425
Globant SA (a)	648	108,968
InPost SA (a)	3,189	26,893
Millicom International Cellular SA (depository receipt) (a)	3,579	45,326
SES SA (France) (depositary receipt)	5,865	38,234
Spotify Technology SA (a)	2,183	172,348
Subsea 7 SA	3,541	40,861
Tenaris SA	7,119	124,851
Ternium SA sponsored ADR	772	23,592
TOTAL LUXEMBOURG		1,110,440
Malaysia - 0.5%
AMMB Holdings Bhd	33,100	31,120
Axiata Group Bhd	71,799	50,428
Bursa Malaysia Bhd	8,800	13,285
CIMB Group Holdings Bhd	110,871	145,903
Dialog Group Bhd	65,500	36,427
DiGi.com Bhd	49,500	44,924
Gamuda Bhd	34,974	29,800
Genting Bhd	32,800	33,354
Genting Malaysia Bhd	42,600	26,005
Hap Seng Consolidated Bhd	8,900	12,926
Hartalega Holdings Bhd	29,700	11,470
Hong Leong Bank Bhd	11,700	54,549
IHH Healthcare Bhd	47,500	67,030
Inari Amertron Bhd	37,300	22,103
IOI Corp. Bhd	47,100	43,345
Kuala Lumpur Kepong Bhd	9,044	45,966
Malayan Banking Bhd	109,058	215,388
Malaysia Airports Holdings Bhd (a)	15,900	23,699
Malaysian Pacific Industries Bhd	1,300	8,478
Maxis Bhd	34,100	29,737
MISC Bhd	20,300	34,560
MR DIY Group M Sdn Bhd (c)	45,600	20,702
My E.G.Services Bhd	76,200	15,052
Nestle (Malaysia) Bhd	900	28,615
Petronas Chemicals Group Bhd	45,100	88,102
Petronas Dagangan Bhd	5,200	27,139
Petronas Gas Bhd	12,200	47,402
PPB Group Bhd	11,000	43,550
Press Metal Bhd	55,900	61,934
Public Bank Bhd	234,700	230,136
RHB Bank Bhd	56,794	74,620
Sime Darby Bhd	49,200	25,681
Sime Darby Plantation Bhd	52,676	55,664
Telekom Malaysia Bhd	26,839	32,887
Tenaga Nasional Bhd	44,200	96,625
Top Glove Corp. Bhd	83,700	17,205
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	165
Westports Holdings Bhd	13,900	12,001
TOTAL MALAYSIA		1,857,977
Malta - 0.0%
Kindred Group PLC (depositary receipt)	3,562	37,071
Marshall Islands - 0.0%
Danaos Corp.	174	9,163
Star Bulk Carriers Corp. (b)	1,075	20,672
TOTAL MARSHALL ISLANDS		29,835
Mexico - 0.6%
Alfa SA de CV Series A	41,000	26,111
America Movil S.A.B. de CV Series L	297,400	269,829
Arca Continental S.A.B. de CV	7,500	60,904
Banco del Bajio SA (c)	11,300	35,692
CEMEX S.A.B. de CV unit (a)	237,000	95,839
Coca-Cola FEMSA S.A.B. de CV unit	7,885	53,348
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	12,053	10,088
Fibra Uno Administracion SA de CV	43,200	50,900
Fomento Economico Mexicano S.A.B. de CV unit	28,400	220,988
Gruma S.A.B. de CV Series B	2,705	36,194
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,500	78,789
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,990	69,763
Grupo Aeroportuario Norte S.A.B. de CV	4,200	32,345
Grupo Bimbo S.A.B. de CV Series A	21,500	90,870
Grupo Elektra SA de CV	880	49,666
Grupo Financiero Banorte S.A.B. de CV Series O	38,300	274,988
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	31,400	52,917
Grupo Mexico SA de CV Series B	48,100	168,862
Grupo Televisa SA de CV	39,000	35,465
Industrias Penoles SA de CV (a)	2,895	35,605
Kimberly-Clark de Mexico SA de CV Series A	21,100	35,808
Orbia Advance Corp. S.A.B. de CV	14,500	25,672
Promotora y Operadora de Infraestructura S.A.B. de CV	3,115	25,506
Sitios Latinoamerica S.A.B. de CV (a)	17,135	8,222
Wal-Mart de Mexico SA de CV Series V	78,100	274,902
TOTAL MEXICO		2,119,273
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	55,000	67,327
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	1,679	87,402
TOTAL MULTI-NATIONAL		154,729
Netherlands - 3.2%
Adyen BV (a)(c)	477	662,195
Airbus Group NV	9,460	1,124,818
Akzo Nobel NV	2,812	188,692
ASM International NV (Netherlands)	712	179,603
ASML Holding NV (Netherlands)	6,253	3,409,461
CNH Industrial NV	15,323	245,464
Davide Campari Milano NV	8,346	84,730
Euronext NV (c)	1,550	114,750
EXOR NV	1,785	130,504
Ferrari NV (Italy)	1,965	421,108
Heineken Holding NV	1,685	129,957
Heineken NV (Bearer)	3,616	340,599
IMCD NV	881	125,569
ING Groep NV (Certificaten Van Aandelen)	57,953	705,935
Koninklijke Ahold Delhaize NV	16,054	461,573
Koninklijke DSM NV	2,695	329,740
Koninklijke KPN NV	50,258	155,561
Koninklijke Philips Electronics NV	13,732	206,628
NEPI Rockcastle PLC	6,793	40,728
NN Group NV	4,777	195,133
Prosus NV	18,506	1,277,718
QIAGEN NV (Germany) (a)	3,565	179,397
Randstad NV	1,941	118,348
RHI Magnesita NV	356	9,572
Stellantis NV (Italy)	33,239	471,942
Universal Music Group NV	11,746	284,050
Wolters Kluwer NV	4,035	422,251
Yandex NV Series A (a)(d)	4,894	16,786
TOTAL NETHERLANDS		12,032,812
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	18,248	90,503
Chorus Ltd.	6,670	34,543
Contact Energy Ltd.	12,437	60,863
Fisher & Paykel Healthcare Corp.	9,034	129,259
Fletcher Building Ltd.	11,643	34,859
Infratil Ltd.	10,867	59,661
Mercury Nz Ltd.	10,037	35,458
Meridian Energy Ltd.	18,624	61,947
Ryman Healthcare Ltd.	6,126	20,729
Spark New Zealand Ltd.	29,563	101,217
Summerset Group Holdings Ltd.	3,282	18,434
The a2 Milk Co. Ltd. (a)	11,460	53,710
Xero Ltd. (a)	2,171	103,522
TOTAL NEW ZEALAND		804,705
Norway - 0.6%
Adevinta ASA Class B (a)	4,201	28,130
Aker ASA (A Shares)	343	25,191
Aker BP ASA	4,817	149,523
Borregaard ASA	1,451	22,513
DNB Bank ASA	13,975	276,008
Entra ASA (c)	1,916	20,692
Equinor ASA	16,147	580,328
Gjensidige Forsikring ASA	2,853	55,972
Kongsberg Gruppen ASA	1,403	59,518
Leroy Seafood Group ASA	4,433	24,955
Mowi ASA	7,061	120,509
NEL ASA (a)	10,414	14,728
Nordic VLSI ASA (a)	2,691	45,020
Norsk Hydro ASA	21,154	158,070
Orkla ASA	11,252	81,209
Salmar ASA	862	33,858
Scatec Solar AS (c)	1,735	13,920
Schibsted ASA:
(A Shares)	1,052	19,919
(B Shares)	1,641	30,000
Sparebank 1 Sr Bank ASA (primary capital certificate)	2,734	33,684
Sparebanken Midt-Norge	1,835	23,863
Storebrand ASA (A Shares)	7,112	61,996
Telenor ASA	10,196	95,261
TGS ASA	1,795	24,185
Tomra Systems ASA	3,523	59,551
Veidekke ASA	1,524	15,058
Yara International ASA	2,548	111,993
TOTAL NORWAY		2,185,654
Pakistan - 0.0%
Lucky Cement Ltd. (a)	1,740	3,431
TRG Pakistan Ltd. (a)	5,123	2,452
TOTAL PAKISTAN		5,883
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	3,511	26,157
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	34,560	35,920
ACEN Corp.	116,280	16,002
Ayala Corp.	3,790	47,480
Ayala Land, Inc.	89,200	49,558
Bank of the Philippine Islands (BPI)	27,160	49,863
BDO Unibank, Inc.	31,668	60,274
Converge ICT Solutions, Inc. (a)	39,000	11,154
Globe Telecom, Inc.	478	18,767
International Container Terminal Services, Inc.	12,440	44,685
JG Summit Holdings, Inc.	45,801	41,451
Jollibee Food Corp.	7,150	29,562
Manila Electric Co.	4,010	21,564
Metro Pacific Investments Corp.	166,000	10,206
Metropolitan Bank & Trust Co.	29,346	28,521
Monde Nissin Corp. (c)	112,000	22,366
PLDT, Inc.	1,325	31,287
SM Investments Corp.	7,480	121,413
SM Prime Holdings, Inc.	179,700	114,748
Universal Robina Corp.	13,430	32,979
TOTAL PHILIPPINES		787,800
Poland - 0.2%
Asseco Poland SA	1,072	17,763
Bank Polska Kasa Opieki SA	2,686	53,029
CD Projekt RED SA	1,036	30,654
Cyfrowy Polsat SA	3,788	15,225
Dino Polska SA (a)(c)	725	62,102
KGHM Polska Miedz SA (Bearer)	2,089	60,434
Kruk SA	252	17,830
LPP SA	17	41,323
Orange Polska SA	9,270	14,019
PGE Polska Grupa Energetyczna SA (a)	12,426	19,524
Polski Koncern Naftowy Orlen SA	5,992	87,856
Powszechna Kasa Oszczednosci Bank SA	13,556	93,718
Powszechny Zaklad Ubezpieczen SA	8,729	70,568
Santander Bank Polska SA	528	31,261
TOTAL POLAND		615,306
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	109,794	17,206
Energias de Portugal SA	44,961	224,086
Galp Energia SGPS SA Class B	7,054	95,163
Jeronimo Martins SGPS SA	4,340	93,751
REN - Redes Energeticas Nacionais SGPS SA	4,982	13,439
TOTAL PORTUGAL		443,645
Qatar - 0.3%
Barwa Real Estate Co. (a)	27,294	21,532
Industries Qatar QSC (a)	31,513	110,848
Masraf al Rayan	92,393	80,450
Mesaieed Petrochemical Holding Co. (a)	67,042	39,157
Ooredoo QSC	11,343	28,655
Qatar Aluminum Manufacturing Co. (a)	44,568	18,602
Qatar Electricity & Water Co. (a)	8,224	39,971
Qatar Fuel Co. (a)	7,458	36,760
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	41,161	41,390
Qatar International Islamic Bank QSC (a)	11,003	31,422
Qatar Islamic Bank (a)	25,707	131,014
Qatar National Bank SAQ (a)	68,648	339,305
The Commercial Bank of Qatar (a)	48,019	65,928
TOTAL QATAR		985,034
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	37,350	7,840
Gazprom OAO (d)	183,050	24,167
LUKOIL PJSC (d)	5,452	2,129
Magnit OJSC (d)	1,150	30
MMC Norilsk Nickel PJSC (d)	917	7,694
Mobile TeleSystems OJSC sponsored ADR (a)(d)	6,301	6,276
Novatek PJSC (d)	14,792	521
Polyus PJSC (a)(d)	494	1,466
Sberbank of Russia (a)(d)	163,450	1,268
Severstal PAO (d)	2,873	81
Surgutneftegas OJSC (d)	146,500	2,262
Tatneft PAO (d)	23,930	3,755
TOTAL RUSSIA		57,489
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	631	17,462
ACWA Power Co.	2,074	83,887
Advanced Polypropylene Co.	2,017	22,811
Al Rajhi Bank	30,229	604,902
Alinma Bank	15,264	132,209
Almarai Co. Ltd.	3,763	53,571
Arabian Internet and Communications Services Co. Ltd.	367	23,711
Bank Al-Jazira	6,241	31,687
Bank Albilad	7,639	90,355
Banque Saudi Fransi	9,246	99,890
Bupa Arabia for Cooperative Insurance Co.	380	14,541
Dar Al Arkan Real Estate Development Co. (a)	7,749	23,960
Dr Sulaiman Al Habib Medical Services Group Co.	1,263	74,140
Emaar The Economic City (a)	7,964	17,674
Etihad Etisalat Co.	5,740	53,077
Jarir Marketing Co.	903	36,043
Mobile Telecommunications Co. Saudi Arabia (a)	6,296	16,854
Mouwasat Medical Services Co.	729	40,543
National Industrialization Co. (a)	4,567	15,021
Qassim Cement Co.	629	10,227
Riyad Bank	22,765	192,636
Sabic Agriculture-Nutrients Co.	3,625	141,026
Sahara International Petrochemical Co.	5,338	48,224
Saudi Airlines Catering Co. (a)	556	11,096
Saudi Arabian Mining Co.	12,522	215,586
Saudi Basic Industries Corp.	13,950	331,860
Saudi Cement Co.	1,123	15,240
Saudi Electricity Co.	12,413	76,301
Saudi Ground Services Co. (a)	1,522	8,845
Saudi Industrial Investment Group	5,745	33,602
Saudi Kayan Petrochemical Co. (a)	11,251	40,896
Saudi Research & Marketing Group (a)	465	22,520
Saudi Telecom Co.	27,836	271,101
The Co. for Cooperative Insurance (a)	896	19,193
The Saudi British Bank	5,833	60,456
The Saudi National Bank	33,864	455,064
The Savola Group	4,047	29,561
United Electronics Co.	555	10,205
Yamama Cement Co. (a)	1,529	10,985
Yanbu Cement Co.	1,167	11,086
Yanbu National Petrochemical Co.	4,254	47,091
TOTAL SAUDI ARABIA		3,515,139
Singapore - 1.0%
CapitaLand Ascendas REIT	53,306	109,174
CapitaLand Investment Ltd.	38,520	106,457
CapitaMall Trust	78,695	120,027
CDL Hospitality Trusts unit	13,865	12,955
City Developments Ltd.	7,800	47,949
ComfortDelgro Corp. Ltd.	31,700	29,112
DBS Group Holdings Ltd.	28,093	711,079
Flex Ltd. (a)	7,035	150,971
Frasers Centrepoint Trust	15,700	24,627
Frasers Logistics & Industrial Trust	44,600	38,616
Genting Singapore Ltd.	85,100	60,732
Kenon Holdings Ltd.	317	10,515
Keppel Corp. Ltd.	21,700	117,683
Keppel DC (REIT)	20,900	27,629
Mapletree Industrial (REIT)	30,207	50,056
Mapletree Logistics Trust (REIT)	48,296	57,429
Mapletree Pan Asia Commercial Trust	35,646	44,538
Oversea-Chinese Banking Corp. Ltd.	62,185	565,637
SATS Ltd. (a)	10,600	22,468
Singapore Airlines Ltd.	20,850	86,087
Singapore Exchange Ltd.	12,900	86,261
Singapore Technologies Engineering Ltd.	23,200	58,054
Singapore Telecommunications Ltd.	109,700	210,327
Suntec (REIT)	33,100	34,095
United Overseas Bank Ltd.	23,700	542,869
UOL Group Ltd.	7,200	36,200
Venture Corp. Ltd.	4,100	52,259
Wilmar International Ltd.	48,500	151,096
Yangzijiang Financial Holding Ltd. (a)	37,500	9,946
Yangzijiang Shipbuilding Holdings Ltd.	41,700	42,359
TOTAL SINGAPORE		3,617,207
South Africa - 1.0%
Absa Group Ltd.	13,167	149,519
Anglo American Platinum Ltd.	840	70,104
AngloGold Ashanti Ltd.	6,500	126,647
Aspen Pharmacare Holdings Ltd.	5,886	47,074
Bid Corp. Ltd.	5,229	101,427
Bidvest Group Ltd./The	5,119	64,253
Capitec Bank Holdings Ltd.	1,489	162,088
Clicks Group Ltd.	3,684	58,229
Discovery Ltd. (a)	7,557	54,662
Exxaro Resources Ltd.	3,627	46,500
FirstRand Ltd.	86,713	315,036
Foschini Group Ltd./The	5,063	29,808
Gold Fields Ltd.	13,762	142,916
Grindrod Ltd.	2,527	1,486
Growthpoint Properties Ltd.	51,139	43,411
Harmony Gold Mining Co. Ltd.	8,026	28,040
Impala Platinum Holdings Ltd.	13,128	164,978
Investec Ltd.	4,580	28,745
Kumba Iron Ore Ltd.	802	23,164
Life Healthcare Group Holdings Ltd.	21,710	21,566
Momentum Metropolitan Holdings	19,958	20,075
Mr Price Group Ltd.	3,914	36,293
MTN Group Ltd.	13,811	103,151
MultiChoice Group Ltd.	6,487	44,402
Naspers Ltd. Class N	3,352	560,138
Nedbank Group Ltd.	7,608	95,167
Ninety One Ltd.	3,330	7,359
Northam Platinum Holdings Ltd. (a)	4,260	46,554
Old Mutual Ltd.	70,484	43,241
OUTsurance Group Ltd.	13,189	24,279
Remgro Ltd.	7,928	61,660
Sanlam Ltd.	28,577	82,107
Sappi Ltd.	8,677	25,066
Sasol Ltd.	8,972	143,181
Shoprite Holdings Ltd.	7,641	101,293
Sibanye-Stillwater Ltd.	43,917	116,434
Spar Group Ltd./The	2,780	18,573
Standard Bank Group Ltd.	20,742	204,654
Tiger Brands Ltd.	2,500	30,654
Vodacom Group Ltd.	11,547	83,224
Woolworths Holdings Ltd.	15,385	59,925
TOTAL SOUTH AFRICA		3,587,083
Spain - 1.5%
Abertis Infraestructuras SA (a)	363	7,134
Acciona SA	372	68,452
ACS Actividades de Construccion y Servicios SA	3,581	102,617
Aena SME SA (a)(c)	1,142	143,159
Amadeus IT Holding SA Class A (a)	6,947	360,395
Banco Bilbao Vizcaya Argentaria SA	102,491	617,331
Banco de Sabadell SA	88,361	83,311
Banco Santander SA (Spain)	258,458	772,819
Bankinter SA	9,749	65,412
CaixaBank SA	66,937	262,446
Cellnex Telecom SA (c)	8,811	292,272
EDP Renovaveis SA	3,329	73,337
Enagas SA	3,731	62,005
Endesa SA	4,985	94,104
Ferrovial SA	7,678	201,117
Grifols SA (a)	4,522	52,133
Grifols SA ADR (a)	3,828	32,538
Iberdrola SA	89,932	1,049,821
Industria de Diseno Textil SA	17,261	458,470
International Consolidated Airlines Group SA CDI (a)	37,609	56,006
Naturgy Energy Group SA	2,886	75,101
Red Electrica Corporacion SA	6,732	117,174
Repsol SA	23,530	374,528
Telefonica SA (b)	87,117	315,373
TOTAL SPAIN		5,737,055
Sweden - 2.2%
AAK AB	2,696	45,950
AddTech AB (B Shares)	3,972	56,602
AFRY AB (B Shares)	1,421	23,273
Alfa Laval AB	4,550	131,291
Alleima AB (a)	3,250	11,966
ASSA ABLOY AB (B Shares)	15,310	329,307
Atlas Copco AB:
(A Shares)	39,572	468,865
(B Shares)	23,735	252,707
Avanza Bank Holding AB	1,746	37,414
Axfood AB	1,608	44,057
Beijer Ref AB (B Shares)	3,777	53,244
Billerud AB	3,337	40,646
Boliden AB	4,226	158,452
Bravida Holding AB (c)	3,153	33,661
Castellum AB	4,322	52,291
Dometic Group AB (c)	4,920	31,722
Electrolux AB (B Shares)	3,386	45,682
Elekta AB (B Shares)	5,309	31,951
Embracer Group AB (a)	12,323	55,847
Epiroc AB:
(A Shares)	9,712	176,847
(B Shares)	5,978	96,045
EQT AB	4,340	91,751
Ericsson (B Shares)	47,304	277,174
Essity AB (B Shares)	9,309	243,813
Evolution AB (c)	2,954	287,733
Fabege AB	4,033	34,282
Fastighets AB Balder (a)	9,536	44,341
Getinge AB (B Shares)	3,416	70,809
H&M Hennes & Mauritz AB (B Shares)	11,169	120,362
Hexagon AB (B Shares)	32,774	343,638
HEXPOL AB (B Shares)	4,013	42,726
Holmen AB (B Shares)	1,391	55,174
Husqvarna AB (B Shares)	6,369	44,629
Industrivarden AB:
(A Shares)	2,815	68,386
(C Shares)	2,754	66,773
Indutrade AB	4,169	84,340
Investment AB Latour (B Shares)	2,058	38,873
Investor AB:
(A Shares)	8,775	163,015
(B Shares)	27,943	504,936
JM AB (B Shares)	781	12,881
Kinnevik AB (B Shares) (a)	3,652	50,117
L E Lundbergforetagen AB	976	41,538
Lifco AB	3,203	53,456
MIPS AB	363	14,955
Neobo Fastigheter AB (a)(b)(d)	1,564	2,930
Nibe Industrier AB (B Shares)	23,660	220,165
Nolato AB (B Shares)	2,808	14,706
Nordnet AB	2,405	34,791
Nyfosa AB	2,189	16,908
Orron Energy AB	2,789	6,003
Peab AB	2,866	16,232
Saab AB (B Shares)	1,234	48,568
Sagax AB	2,833	64,208
Samhallsbyggnadsbolaget I Norden AB (B Shares) (b)	15,642	26,053
Sandvik AB	16,868	304,832
Sectra AB (B Shares)	2,079	29,646
Securitas AB (B Shares)	7,864	65,536
Sinch AB (a)(c)	10,043	36,794
Skandinaviska Enskilda Banken AB (A Shares)	26,273	302,012
Skanska AB (B Shares)	6,278	99,270
SKF AB (B Shares)	5,841	89,086
SSAB AB (B Shares)	9,821	51,012
Storskogen Group AB	23,866	17,035
Svenska Cellulosa AB SCA (B Shares)	9,311	117,739
Svenska Handelsbanken AB (A Shares)	23,721	238,823
Sweco AB (B Shares)	3,321	31,778
Swedbank AB (A Shares)	14,156	240,780
Swedish Orphan Biovitrum AB (a)	3,010	62,220
Tele2 AB (B Shares)	8,265	67,404
Telia Co. AB	38,177	97,553
Thule Group AB (c)	1,545	32,233
Trelleborg AB (B Shares)	3,812	87,968
Viaplay Group AB (B Shares) (a)	1,231	23,364
Vitrolife AB	1,124	20,057
Volvo AB:
(A Shares)	2,929	55,605
(B Shares)	24,476	442,125
Volvo Car AB (a)	8,130	36,915
Wallenstam AB (B Shares)	6,142	25,840
Wihlborgs Fastigheter AB	3,952	29,730
TOTAL SWEDEN		7,989,443
Switzerland - 6.0%
ABB Ltd. (Reg.)	26,192	798,267
Accelleron Industries Ltd. (a)	1,254	25,964
Adecco SA (Reg.)	2,544	83,805
Alcon, Inc. (Switzerland)	7,686	525,173
ams-OSRAM AG (a)	3,897	28,448
Baloise Holdings AG	688	106,178
Compagnie Financiere Richemont SA Series A	8,031	1,041,299
Credit Suisse Group AG	49,987	149,234
Geberit AG (Reg.)	554	260,928
Givaudan SA	123	376,855
Holcim AG	8,703	450,496
Julius Baer Group Ltd.	3,303	192,238
Kuehne & Nagel International AG	875	203,645
Lindt & Spruengli AG	2	205,483
Lindt & Spruengli AG (participation certificate)	15	152,977
Logitech International SA (Reg.)	2,668	164,642
Lonza Group AG	1,147	563,034
Nestle SA (Reg. S)	42,279	4,883,623
Novartis AG	36,964	3,345,148
Partners Group Holding AG	350	309,176
Roche Holding AG:
(Bearer)	445	172,485
(participation certificate)	10,766	3,383,082
Schindler Holding AG (participation certificate)	614	115,476
SGS SA (Reg.)	94	218,569
Sig Group AG	5,388	117,707
Sika AG	2,370	569,756
Sonova Holding AG	818	194,006
Straumann Holding AG	1,796	205,949
Swatch Group AG (Bearer)	437	124,204
Swiss Life Holding AG	474	244,420
Swiss Prime Site AG	1,157	100,290
Swiss Re Ltd.	4,444	415,520
Swisscom AG	390	213,674
Temenos Group AG	1,014	55,643
UBS Group AG	54,219	1,008,855
VAT Group AG (c)	418	114,282
Zurich Insurance Group Ltd.	2,308	1,103,403
TOTAL SWITZERLAND		22,223,934
Taiwan - 3.6%
Accton Technology Corp.	8,000	60,759
Acer, Inc.	48,000	36,655
Advantech Co. Ltd.	7,299	78,165
AP Memory Technology Corp.	2,000	10,682
ASE Technology Holding Co. Ltd.	52,000	158,019
Asia Cement Corp.	39,000	51,955
ASUSTeK Computer, Inc.	11,000	95,903
AUO Corp.	109,600	53,251
Capital Securities Corp.	32,000	11,268
Catcher Technology Co. Ltd.	11,000	60,420
Cathay Financial Holding Co. Ltd.	142,897	185,571
Chang Hwa Commercial Bank	97,525	54,347
Cheng Loong Corp.	16,000	14,221
Cheng Shin Rubber Industry Co. Ltd.	32,000	35,225
Chicony Electronics Co. Ltd.	10,010	28,038
China Airlines Ltd.	43,000	26,484
China Development Financial Ho	261,000	106,826
China Petrochemical Development Corp.	55,479	17,786
China Steel Corp.	191,000	185,104
Chipbond Technology Corp.	10,000	18,646
Chroma ATE, Inc.	6,000	35,248
Chung Hung Steel Co. Ltd.	12,000	10,436
Chunghwa Telecom Co. Ltd.	58,000	213,333
Compal Electronics, Inc.	64,000	47,944
Compeq Manufacturing Co. Ltd.	16,000	23,086
CTBC Financial Holding Co. Ltd.	300,000	215,307
Delta Electronics, Inc.	30,000	278,140
E Ink Holdings, Inc.	14,000	73,325
E.SUN Financial Holdings Co. Ltd.	215,874	168,592
ECLAT Textile Co. Ltd.	3,000	48,166
Elan Microelectronics Corp.	5,000	13,941
Elite Material Co. Ltd.	5,000	27,691
Elite Semiconductor Memory Technology, Inc.	4,000	8,417
eMemory Technology, Inc.	1,000	43,191
ENNOSTAR, Inc.	10,500	15,233
Eternal Materials Co. Ltd.	14,400	14,594
EVA Airways Corp.	38,562	35,171
Evergreen Marine Corp. (Taiwan)	15,670	82,831
Far Eastern International Bank	55,833	19,947
Far Eastern New Century Corp.	59,000	61,151
Far EasTone Telecommunications Co. Ltd.	24,000	51,487
Faraday Technology Corp.	3,000	13,835
Feng Tay Enterprise Co. Ltd.	8,840	59,232
First Financial Holding Co. Ltd.	162,143	139,677
FLEXium Interconnect, Inc.	5,000	15,881
Formosa Chemicals & Fibre Corp.	62,000	142,020
Formosa Petrochemical Corp.	26,000	67,878
Formosa Plastics Corp.	67,000	188,969
Formosa Taffeta Co. Ltd.	14,000	12,176
Foxconn Technology Co. Ltd.	17,000	28,647
Fubon Financial Holding Co. Ltd.	121,702	222,629
Genius Electronic Optical Co. Ltd.	2,000	21,689
Giant Manufacturing Co. Ltd.	5,181	33,713
Gigabyte Technology Co. Ltd.	8,000	27,615
Global Unichip Corp.	1,000	20,681
GlobalWafers Co. Ltd.	3,000	41,576
Great Wall Enterprise Co. Ltd.	12,945	19,178
HannStar Display Corp.	35,000	12,675
Highwealth Construction Corp.	22,353	29,280
HIWIN Technologies Corp.	4,479	26,514
Hon Hai Precision Industry Co. Ltd. (Foxconn)	184,600	598,419
Hotai Motor Co. Ltd.	6,000	114,538
HTC Corp. (a)	11,000	19,855
Hua Nan Financial Holdings Co. Ltd.	156,013	113,853
IBF Financial Holdings Co. Ltd.	46,037	16,892
Innolux Corp.	143,325	51,524
International Games Systems Co. Ltd.	2,000	28,158
Inventec Corp.	49,000	41,825
ITEQ Corp.	4,000	9,407
King Yuan Electronics Co. Ltd.	18,000	21,142
Kings Town Bank Co. Ltd.	15,000	16,535
Kinsus Interconnect Technology Corp.	4,000	13,526
Largan Precision Co. Ltd.	1,000	66,109
Lien Hwa Industrial Corp.	14,799	24,092
Lite-On Technology Corp.	34,000	70,277
Lotes Co. Ltd.	1,019	27,270
Macronix International Co. Ltd.	30,060	32,919
Makalot Industrial Co. Ltd.	3,203	24,227
MediaTek, Inc.	25,000	505,547
Medigen Vaccine Biologics Corp.	3,448	7,778
Mega Financial Holding Co. Ltd.	167,025	164,565
Merida Industry Co. Ltd.	3,000	16,261
Micro-Star International Co. Ltd.	11,000	42,665
MiTAC Holdings Corp.	14,000	13,409
momo.com, Inc.	1,560	32,468
Nan Ya Plastics Corp.	87,000	200,670
Nan Ya Printed Circuit Board Corp.	3,000	22,048
Nanya Technology Corp.	18,000	29,896
Nien Made Enterprise Co. Ltd.	3,000	28,671
Novatek Microelectronics Corp.	9,000	92,018
Oneness Biotech Co. Ltd. (a)	4,000	31,883
Pegatron Corp.	32,000	66,035
Phison Electronics Corp.	2,000	20,427
Pou Chen Corp.	38,000	42,243
Powerchip Semiconductor Manufacturing Corp.	44,999	46,429
Powertech Technology, Inc.	11,000	28,250
Poya International Co. Ltd.	1,040	16,841
President Chain Store Corp.	9,000	79,587
Primax Electronics Ltd.	6,000	10,813
Qisda Corp.	26,000	23,755
Quanta Computer, Inc.	42,000	98,510
Radiant Opto-Electronics Corp.	7,000	23,845
Realtek Semiconductor Corp.	7,000	63,667
Ruentex Development Co. Ltd.	30,190	42,479
Ruentex Industries Ltd.	11,561	24,393
Shin Kong Financial Holding Co. Ltd.	232,543	66,297
Simplo Technology Co. Ltd.	3,000	27,776
SINBON Electronics Co. Ltd.	3,000	26,803
Sino-American Silicon Products, Inc.	9,000	40,730
Sinopac Financial Holdings Co.	173,286	94,273
Standard Foods Corp.	6,000	7,772
Synnex Technology International Corp.	20,000	38,433
Ta Chen Stainless Pipe Co. Ltd.	25,596	35,251
Taichung Commercial Bank Co. Ltd.	55,121	22,927
Taishin Financial Holdings Co. Ltd.	181,077	88,830
Taiwan Business Bank	92,493	38,883
Taiwan Cement Corp.	94,162	102,950
Taiwan Cooperative Financial Holding Co. Ltd.	153,429	129,655
Taiwan Fertilizer Co. Ltd.	11,000	19,134
Taiwan High Speed Rail Corp.	35,000	32,700
Taiwan Mobile Co. Ltd.	26,000	80,072
Taiwan Semiconductor Manufacturing Co. Ltd.	291,000	4,226,947
Taiwan Surface Mounting Technology Co. Ltd.	4,000	11,523
Taiwan Union Technology Corp.	5,000	8,345
Tatung Co. Ltd. (a)	31,000	34,734
TECO Electric & Machinery Co. Ltd.	25,000	22,369
The Shanghai Commercial & Savings Bank Ltd.	75,131	107,637
Tong Hsing Electronics Industries Ltd.	1,800	11,129
Tripod Technology Corp.	7,000	21,362
Tung Ho Steel Enterprise Corp.	7,370	12,622
TXC Corp.	5,000	13,406
Uni-President Enterprises Corp.	72,000	155,868
Unimicron Technology Corp.	19,000	73,772
Union Bank of Taiwan	44,097	22,963
United Integrated Services Co.	3,000	17,787
United Microelectronics Corp.	176,000	231,278
United Renewable Energy Co. Ltd. (a)	23,248	15,597
Vanguard International Semiconductor Corp.	13,000	32,656
Voltronic Power Technology Corp.	1,000	50,179
Walsin Lihwa Corp.	38,308	58,788
Walsin Technology Corp.	5,000	12,790
Win Semiconductors Corp.	6,000	26,599
Winbond Electronics Corp.	44,000	27,946
Wistron Corp.	46,058	43,995
Wiwynn Corp.	2,000	51,738
WPG Holding Co. Ltd.	22,920	35,796
XinTec, Inc.	2,000	6,256
Yageo Corp.	5,571	81,207
Yang Ming Marine Transport Corp.	27,000	57,363
YFY, Inc.	19,000	15,091
Yuanta Financial Holding Co. Ltd.	190,444	134,231
Yulon Finance Corp.	3,758	18,965
TOTAL TAIWAN		13,459,567
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	4,600	25,947
Advanced Information Service PCL NVDR	12,700	71,636
Airports of Thailand PCL:
(For. Reg.) (a)	15,700	34,083
NVDR (a)	51,200	111,150
Asset World Corp. PCL NVDR	129,000	23,485
B. Grimm Power PCL:
(For. Reg.)	2,800	3,226
NVDR	9,800	11,292
Bangkok Bank PCL NVDR	8,300	35,535
Bangkok Chain Hospital PCL unit	17,800	10,570
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	1,372
NVDR	19,300	8,829
Bangkok Dusit Medical Services PCL NVDR	58,600	49,150
Bangkok Expressway and Metro PCL:
(For. Reg.)	62,100	17,614
NVDR	51,300	14,551
Bank of Ayudhya PCL NVDR	26,800	23,852
Banpu PCL NVDR	39,400	15,621
BCPG PCL NVDR	17,600	5,197
Berli Jucker PCL:
unit	14,500	14,803
(For. Reg.)	2,100	2,144
BTS Group Holdings PCL NVDR	101,300	24,644
Bumrungrad Hospital PCL:
NVDR	5,500	33,747
(For. Reg.)	500	3,068
Carabao Group PCL:
(For. Reg.)	2,200	6,164
NVDR	4,500	12,609
Central Pattana PCL:
(For. Reg.)	200	411
NVDR	20,300	41,679
Central Plaza Hotel PCL unit (a)	7,800	11,336
Central Retail Corp. PCL:
(For. Reg.)	9,141	12,239
NVDR	36,500	48,872
Charoen Pokphand Foods PCL (NVDR)	52,300	37,504
Chularat Hospital PCL unit	72,600	7,736
Com7 PCL NVDR	9,900	9,735
CP ALL PCL:
(For. Reg.)	12,800	25,290
NVDR	56,100	110,840
Delta Electronics PCL NVDR	7,000	167,985
Electricity Generating PCL:
(For. Reg.)	500	2,496
NVDR	2,900	14,479
Energy Absolute PCL:
(For. Reg.)	8,800	24,667
NVDR	20,000	56,061
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	3,480
NVDR	9,400	19,874
Gulf Energy Development PCL:
(For. Reg.)	22,200	35,496
NVDR	63,500	101,533
Gunkul Engineering PCL unit	77,000	11,681
Hana Microelectronics PCL NVDR	9,100	13,528
Home Product Center PCL:
(For. Reg.)	9,000	4,036
NVDR	48,500	21,748
Indorama Ventures PCL NVDR	28,900	34,032
Intouch Holdings PCL NVDR	17,800	39,824
IRPC PCL:
(For. Reg.)	50,700	4,429
NVDR	113,500	9,915
Jay Mart PCL unit	10,000	11,786
JMT Network Services PCL:
NVDR	10,976	21,902
warrants (a)	432	129
Kasikornbank PCL NVDR	17,800	75,897
KCE Electronics PCL NVDR	9,500	12,760
Kiatnakin Bank PCL:
unit	3,700	7,895
(For. Reg.)	1,900	4,054
Krung Thai Bank PCL:
(For. Reg.)	9,800	5,016
NVDR	41,100	21,037
Krungthai Card PCL:
(For. Reg.)	3,600	6,140
NVDR	11,600	19,786
Land & House PCL NVDR	51,400	14,735
Minor International PCL:
unit (a)	33,438	31,203
warrants 2/15/24 (a)	850	83
(For. Reg.) (a)	5,510	5,142
Muangthai Leasing PCL:
(For. Reg.)	900	989
NVDR	8,600	9,450
Ngern Tid Lor PCL NVDR	16,046	13,691
Osotspa PCL:
(For. Reg.)	4,400	3,596
NVDR	16,700	13,649
PTT Exploration and Production PCL:
(For. Reg.)	10,800	55,164
NVDR	11,800	60,271
PTT Global Chemical PCL NVDR	25,500	34,824
PTT Oil & Retail Business PCL NVDR	45,700	31,468
PTT PCL:
(For. Reg.)	25,200	24,253
NVDR	109,200	105,098
Ratch Group PCL unit	9,800	12,143
SCB X PCL:
(For. Reg.)	250	773
NVDR unit	12,300	38,056
SCG Packaging PCL NVDR	17,700	29,196
Siam Cement PCL:
(For. Reg.)	1,700	16,826
NVDR	2,900	28,703
Siam Global House PCL NVDR	31,719	20,557
Singer Thailand PCL NVDR	5,600	4,654
Sri Trang Agro-Industry PCL NVDR	13,700	8,368
Sri Trang Gloves Thailand PCL NVDR	23,500	6,802
Srisawad Corp. PCL:
warrants 8/29/25 (a)	200	19
(For. Reg.)	800	1,123
NVDR	8,900	12,538
Star Petroleum Refining PCL NVDR	28,600	8,843
Thai Beverage PCL	134,600	68,821
Thai Oil PCL:
(For. Reg.)	3,254	5,290
NVDR	9,222	14,993
Thai Union Frozen Products PCL:
(For. Reg.)	7,800	3,816
NVDR	22,900	11,204
Thanachart Capital PCL:
(For. Reg.)	2,400	2,936
NVDR	7,200	8,863
Thonburi Healthcare Group PCL NVDR	4,800	9,514
TISCO Financial Group PCL:
(For. Reg.)	2,000	5,745
NVDR	3,700	10,627
TMBThanachart Bank PCL:
(For. Reg.)	271,572	11,077
NVDR	433,956	17,700
TOA Paint Thailand PCL NVDR	9,200	8,979
Total Access Communication PCL NVDR	10,500	14,205
True Corp. PCL:
(For. Reg.)	96,600	13,532
NVDR	150,100	21,027
TTW PCL NVDR	20,900	5,456
VGI PCL:
unit	41,600	5,300
warrants 5/23/27 (a)	9,600	66
(For. Reg.)	23,090	2,942
warrants (For. Reg.) (a)	9,690	67
WHA Corp. PCL NVDR	122,600	14,471
TOTAL THAILAND		2,466,445
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	1,848	10,909
Akbank TAS	47,651	49,811
Aksa Akrilik Kimya Sanayii	2,253	11,077
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,459	12,530
Arcelik A/S	2,278	13,666
Aselsan A/S	9,650	32,068
Bera Holding A/S	4,038	6,499
Bim Birlesik Magazalar A/S JSC	6,665	48,788
Coca-Cola Icecek Sanayi A/S	1,255	13,716
Dogan Sirketler Grubu Holding A/S	16,200	9,164
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,346	13,232
Enerjisa Enerji A/S (c)	4,882	9,413
Enka Insaat ve Sanayi A/S	26,488	46,936
Eregli Demir ve Celik Fabrikalari T.A.S.	21,856	48,218
Ford Otomotiv Sanayi A/S	986	27,652
Haci Omer Sabanci Holding A/S	20,814	50,170
Hektas Ticaret A/S (a)	15,558	31,295
Is Gayrimenkul Yatirim Ortakligi A/S (a)	7,846	4,464
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	10,399	10,003
Koc Holding A/S	16,149	72,273
Koza Altin Isletmeleri A/S	792	23,927
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	3,237	9,277
Logo Yazilim Sanayi Ve Ticar	1,549	5,777
Migros Turk Ticaret A/S (a)	1,555	12,181
Otokar Otomotiv ve Savunma Sanayi A.S.	156	8,658
Pegasus Hava Tasimaciligi A/S (a)	529	13,577
Petkim Petrokimya Holding A/S (a)	17,977	19,186
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,699	7,945
Sok Marketler Ticaret A/S (a)	5,808	8,683
TAV Havalimanlari Holding A/S (a)	2,952	14,758
Tekfen Holding A/S	3,601	9,485
Tofas Turk Otomobil Fabrikasi A/S	1,799	15,939
Turk Hava Yollari AO (a)	10,722	80,778
Turk Traktor ve Ziraat Makinalari A/S	268	9,458
Turkcell Iletisim Hizmet A/S	17,655	35,759
Turkiye Garanti Bankasi A/S	8,153	13,096
Turkiye Is Bankasi A/S Series C	52,075	35,557
Turkiye Petrol Rafinerileri A/S (a)	1,843	52,219
Turkiye Sise ve Cam Fabrikalari A/S	21,759	49,935
Turkiye Vakiflar Bankasi TAO (a)	11,054	7,028
Yapi ve Kredi Bankasi A/S	42,922	27,104
TOTAL TURKEY		982,211
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	43,697	107,083
Abu Dhabi Islamic Bank	21,727	53,895
Abu Dhabi National Oil Co. for Distribution PJSC	43,147	51,810
Aldar Properties PJSC	53,902	65,018
Dubai Islamic Bank Pakistan Ltd.	43,544	67,582
Emaar Properties PJSC (a)	60,487	96,513
Emirates NBD Bank PJSC (a)	38,436	136,053
Emirates Telecommunications Corp.	53,933	335,705
First Abu Dhabi Bank PJSC	68,613	319,469
TOTAL UNITED ARAB EMIRATES		1,233,128
United Kingdom - 9.1%
3i Group PLC	14,991	241,765
Abrdn PLC	33,222	76,010
Admiral Group PLC	4,247	109,722
Anglo American PLC (United Kingdom)	20,585	806,106
Antofagasta PLC	5,398	100,858
Ashtead Group PLC	6,922	394,986
Associated British Foods PLC	5,533	104,899
AstraZeneca PLC (United Kingdom)	23,841	3,226,149
Auto Trader Group PLC (c)	14,614	91,007
Aveva Group PLC	1,863	72,366
Aviva PLC	43,149	228,890
BAE Systems PLC	49,616	512,454
Barclays PLC	245,163	466,499
Barratt Developments PLC	15,370	73,732
Bellway PLC	1,869	43,100
Berkeley Group Holdings PLC	1,684	76,813
BP PLC	320,966	1,851,955
British American Tobacco PLC (United Kingdom)	34,383	1,360,128
British Land Co. PLC	14,112	67,407
BT Group PLC	107,933	146,209
Bunzl PLC	5,182	172,845
Burberry Group PLC	6,236	153,042
Centrica PLC	92,151	107,529
Compass Group PLC	27,452	633,922
ConvaTec Group PLC (c)	24,160	67,938
Croda International PLC	2,205	176,045
Dechra Pharmaceuticals PLC	1,734	54,882
Derwent London PLC	1,693	48,467
Diageo PLC	35,816	1,567,733
Diploma PLC	1,880	63,094
Direct Line Insurance Group PLC	20,136	53,872
DS Smith PLC	21,581	83,880
Endava PLC ADR (a)	605	46,283
Games Workshop Group PLC	509	52,705
GSK PLC	61,676	1,065,961
Haleon PLC (a)	78,137	309,227
Halma PLC	5,862	139,895
Hargreaves Lansdown PLC	5,368	55,564
Hikma Pharmaceuticals PLC	2,752	51,636
HomeServe PLC	4,386	63,470
Howden Joinery Group PLC	8,717	59,184
HSBC Holdings PLC (United Kingdom)	307,187	1,903,803
IG Group Holdings PLC	6,442	60,903
IMI PLC	4,151	64,636
Imperial Brands PLC	14,751	367,464
Informa PLC	23,322	174,697
InterContinental Hotel Group PLC	2,911	167,030
Intermediate Capital Group PLC	4,639	64,384
International Distributions Services PLC	12,068	31,076
Intertek Group PLC	2,507	122,264
ITV PLC	54,559	49,575
J Sainsbury PLC	27,553	72,516
JD Sports Fashion PLC	37,509	57,205
Johnson Matthey PLC	3,121	80,255
Kingfisher PLC	31,466	89,402
Land Securities Group PLC	11,766	88,391
Legal & General Group PLC	92,130	277,895
Lloyds Banking Group PLC	1,093,258	596,606
London Stock Exchange Group PLC	5,292	454,695
M&G PLC	40,774	92,598
Melrose Industries PLC	63,222	102,801
Mondi PLC	7,513	128,023
National Grid PLC	59,563	713,526
NatWest Group PLC	77,897	248,431
Next PLC	2,001	140,453
Ocado Group PLC (a)	11,329	84,095
Pearson PLC	11,698	132,092
Pennon Group PLC	4,152	44,599
Persimmon PLC	5,014	73,771
Phoenix Group Holdings PLC	13,234	97,371
Prudential PLC	42,334	577,237
Quilter PLC (c)	20,982	23,570
Reckitt Benckiser Group PLC	11,324	784,939
RELX PLC (London Stock Exchange)	30,463	842,242
Rentokil Initial PLC	28,776	176,793
Rightmove PLC	13,221	81,791
Rio Tinto PLC	16,321	1,148,738
Rolls-Royce Holdings PLC (a)	129,426	144,566
Rotork PLC	13,568	50,292
RS GROUP PLC	7,319	79,237
Sage Group PLC	16,962	152,894
Schroders PLC	11,447	60,337
Segro PLC	18,726	172,870
Severn Trent PLC	3,932	126,018
Shell PLC (London)	117,694	3,317,890
Smith & Nephew PLC	13,611	181,773
Smiths Group PLC	5,865	113,342
Spectris PLC	1,754	63,657
Spirax-Sarco Engineering PLC	1,136	145,783
SSE PLC	16,126	331,663
St. James's Place PLC	8,467	112,086
Standard Chartered PLC (United Kingdom)	38,172	287,225
Tate & Lyle PLC	6,140	52,792
Taylor Wimpey PLC	54,772	67,309
Tesco PLC	115,276	310,654
The Weir Group PLC	4,076	82,243
Travis Perkins PLC	3,203	34,440
Tritax Big Box REIT PLC	28,127	47,130
Unilever PLC	40,427	2,041,072
Unite Group PLC	6,043	66,482
United Utilities Group PLC	10,567	126,651
Vodafone Group PLC	413,061	418,314
Whitbread PLC	3,153	97,964
TOTAL UNITED KINGDOM		33,978,780
United States of America - 0.3%
Atlassian Corp. PLC (a)(b)	2,232	287,214
Coca-Cola European Partners PLC	3,087	170,773
Farfetch Ltd. Class A (a)(b)	5,097	24,109
Fiverr International Ltd. (a)	517	15,065
JFrog Ltd. (a)	932	19,880
Li Auto, Inc. ADR (a)(b)	8,797	179,459
MagnaChip Semiconductor Corp. (a)	648	6,085
Tilray Brands, Inc. Class 2 (a)(b)	848	2,281
Unity Software, Inc. (a)	1	29
Yum China Holdings, Inc.	6,468	353,476
TOTAL UNITED STATES OF AMERICA		1,058,371
TOTAL COMMON STOCKS (Cost $369,923,279)		357,263,492

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	3,300	9,425
Azul SA (a)	4,000	8,341
Banco Bradesco SA (PN)	81,241	233,117
Bradespar SA (PN)	4,114	23,158
Braskem SA Class A	2,900	13,051
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,866	31,654
Companhia Energetica de Minas Gerais (CEMIG) (PN)	22,149	46,733
Gerdau SA	16,300	90,673
Itau Unibanco Holding SA	75,400	357,024
Itausa-Investimentos Itau SA (PN)	83,896	135,225
Metalurgica Gerdau SA (PN)	11,200	27,513
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	70,200	325,754
Raizen SA	17,300	12,255
TOTAL BRAZIL		1,313,923
Chile - 0.0%
Embotelladora Andina SA Class B	6,393	15,676
Sociedad Quimica y Minera de Chile SA (PN-B)	2,223	179,779
TOTAL CHILE		195,455
Colombia - 0.0%
Bancolombia SA (PN)	6,518	45,107
Grupo Aval Acciones y Valores SA	63,326	7,446
TOTAL COLOMBIA		52,553
Germany - 0.2%
Henkel AG & Co. KGaA	2,689	186,382
Porsche Automobil Holding SE (Germany)	2,365	128,978
Sartorius AG (non-vtg.)	416	164,496
Volkswagen AG	2,824	350,316
TOTAL GERMANY		830,172
Korea (South) - 0.2%
Hyundai Motor Co.	434	25,507
Hyundai Motor Co. Series 2	589	34,570
LG Chemical Ltd.	119	26,227
LG Electronics, Inc.	235	7,848
LG H & H Co. Ltd.	40	10,023
Samsung Electronics Co. Ltd.	13,141	527,062
TOTAL KOREA (SOUTH)		631,237
Russia - 0.0%
AK Transneft OAO (d)	24	8,786
Sberbank of Russia (Russia) (a)(d)	15,430	121
Surgutneftegas OJSC (d)	105,000	2,305
TOTAL RUSSIA		11,212
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,707,787)		3,034,552

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $599,494)	600,000	598,512

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (g)	8,969,610	8,971,404
Fidelity Securities Lending Cash Central Fund 4.37% (g)(h)	4,289,478	4,289,907
TOTAL MONEY MARKET FUNDS (Cost $13,261,311)		13,261,311

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $387,491,871)	374,157,867
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,598,210)
NET ASSETS - 100.0%	371,559,657

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
MSCI EAFE Index Future (United States)	70	Mar 2023	6,822,900	(108,767)	(108,767)
MSCI Emerging Markets Index Future (United States)	68	Mar 2023	3,261,960	(26,753)	(26,753)
TME S&P/TSX 60 Index Contracts (Canada)	4	Mar 2023	691,226	(24,390)	(24,390)

TOTAL FUTURES CONTRACTS					(159,910)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,127,134 or 2.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $514,721.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	16,086,863	93,914,217	101,029,676	173,760	-	-	8,971,404	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	1,111,294	31,493,852	28,315,239	26,863	-	-	4,289,907	0.0%
Total	17,198,157	125,408,069	129,344,915	200,623	-	-	13,261,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,946,157	5,927,631	14,994,870	23,656
Consumer Discretionary	40,603,555	12,536,928	28,066,627	-
Consumer Staples	30,891,408	6,214,528	24,676,850	30
Energy	21,282,659	9,517,269	11,721,465	43,925
Financials	73,795,775	27,486,192	46,308,194	1,389
Health Care	34,960,635	5,718,991	29,226,270	15,374
Industrials	47,954,465	16,559,415	31,395,050	-
Information Technology	38,155,330	10,136,405	28,018,925	-
Materials	30,747,181	11,616,399	19,113,701	17,081
Real Estate	9,367,005	2,308,730	7,047,082	11,193
Utilities	11,593,874	4,181,762	7,412,112	-

Government Obligations	598,512	-	598,512	-

Money Market Funds	13,261,311	13,261,311	-	-
Total Investments in Securities:	374,157,867	125,465,561	248,579,658	112,648
Derivative Instruments:

Liabilities
Futures Contracts	(159,910)	(159,910)	-	-
Total Liabilities	(159,910)	(159,910)	-	-
Total Derivative Instruments:	(159,910)	(159,910)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(159,910)
Total Equity Risk	0	(159,910)
Total Value of Derivatives	0	(159,910)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP International Index Portfolio
Financial Statements
Statement of Assets and Liabilities
		December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $4,032,143) - See accompanying schedule:
Unaffiliated issuers (cost $374,230,560)	$360,896,556
Fidelity Central Funds (cost $13,261,311)	13,261,311

Total Investment in Securities (cost $387,491,871)		$374,157,867
Foreign currency held at value (cost $475,897)		480,337
Receivable for fund shares sold		499,277
Dividends receivable		596,889
Reclaims receivable		532,405
Distributions receivable from Fidelity Central Funds		46,213
Other receivables		1
Total assets		376,312,989
Liabilities
Payable for fund shares redeemed	26,174
Accrued management fee	34,183
Distribution and service plan fees payable	10,957
Payable for daily variation margin on futures contracts	126,571
Other affiliated payables	18,645
Deferred taxes	246,831
Other payables and accrued expenses	33
Collateral on securities loaned	4,289,938
Total Liabilities		4,753,332
Net Assets		$371,559,657
Net Assets consist of:
Paid in capital		$405,533,518
Total accumulated earnings (loss)		(33,973,861)
Net Assets		$371,559,657

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($313,946,894 ÷ 33,403,970 shares)		$9.40
Service Class :
Net Asset Value , offering price and redemption price per share ($8,883,681 ÷ 944,887 shares)		$9.40
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($48,729,082 ÷ 5,207,247 shares)		$9.36
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$11,983,976
Non-Cash dividends		697,759
Interest		6,371
Income from Fidelity Central Funds (including $26,863 from security lending)		200,623
Income before foreign taxes withheld		12,888,729
Less foreign taxes withheld		(1,187,278)
Total Income		11,701,451
Expenses
Management fee	$411,993
Transfer agent fees	224,724
Distribution and service plan fees	124,149
Independent trustees' fees and expenses	1,296
Interest	1,568
Total expenses before reductions	763,730
Expense reductions	(634)
Total expenses after reductions		763,096
Net Investment income (loss)		10,938,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $104,093)	(13,949,418)
Foreign currency transactions	(118,755)
Futures contracts	(3,133,334)
Total net realized gain (loss)		(17,201,507)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $154,260)	(61,133,775)
Assets and liabilities in foreign currencies	(14,843)
Futures contracts	(481,683)
Total change in net unrealized appreciation (depreciation)		(61,630,301)
Net gain (loss)		(78,831,808)
Net increase (decrease) in net assets resulting from operations		$(67,893,453)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,938,355	$9,088,217
Net realized gain (loss)	(17,201,507)	(2,090,469)
Change in net unrealized appreciation (depreciation)	(61,630,301)	17,538,633
Net increase (decrease) in net assets resulting from operations	(67,893,453)	24,536,381
Distributions to shareholders	(8,390,102)	(11,831,501)
Share transactions - net increase (decrease)	7,574,241	193,467,951
Total increase (decrease) in net assets	(68,709,314)	206,172,831

Net Assets
Beginning of period	440,268,971	234,096,140
End of period	$371,559,657	$440,268,971

Financial Highlights
VIP International Index Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$10.95	$10.03	$8.45	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.28	.20	.27	.15
Net realized and unrealized gain (loss)	(2.12)	.56	.87	1.54	(1.60)
Total from investment operations	(1.83)	.84	1.07	1.81	(1.45)
Distributions from net investment income	(.22)	(.30)	(.15)	(.21)	(.10)
Distributions from net realized gain	-	(.04)	- D	(.02)	(.01)
Total distributions	(.22)	(.34)	(.15)	(.23)	(.10) E
Net asset value, end of period	$9.40	$11.45	$10.95	$10.03	$8.45
Total Return F,G,H	(16.02)%	7.72%	10.69%	21.53%	(14.47)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.17%	.17%	.17%	.17%	.17% K
Expenses net of fee waivers, if any	.17%	.17%	.17%	.17%	.17% K
Expenses net of all reductions	.17%	.17%	.17%	.17%	.17% K
Net investment income (loss)	2.96%	2.38%	2.08%	2.88%	2.27% K
Supplemental Data
Net assets, end of period (000 omitted)	$313,947	$346,107	$213,113	$125,050	$55,494
Portfolio turnover rate L	20%	18%	10%	4%	5% K

A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Index Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.02	$9.48
Income from Investment Operations
Net investment income (loss) B,C	.30	.27	.18	.16
Net realized and unrealized gain (loss)	(2.14)	.56	.88	.61
Total from investment operations	(1.84)	.83	1.06	.77
Distributions from net investment income	(.20)	(.29)	(.14)	(.20)
Distributions from net realized gain	-	(.04)	- D	(.02)
Total distributions	(.20)	(.33)	(.14)	(.23) E
Net asset value, end of period	$9.40	$11.44	$10.94	$10.02
Total Return F,G,H	(16.13)%	7.65%	10.60%	8.15%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.27%	.27%	.27%	.27% K
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27% K
Expenses net of all reductions	.27%	.27%	.27%	.27% K
Net investment income (loss)	2.86%	2.28%	1.98%	2.90% K
Supplemental Data
Net assets, end of period (000 omitted)	$8,884	$54,755	$5,832	$4,701
Portfolio turnover rate L	20%	18%	10%	4% K

A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Index Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.92	$10.02	$8.46	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.25	.17	.25	.13
Net realized and unrealized gain (loss)	(2.10)	.56	.87	1.53	(1.58)
Total from investment operations	(1.84)	.81	1.04	1.78	(1.45)
Distributions from net investment income	(.21)	(.28)	(.13)	(.20)	(.08)
Distributions from net realized gain	-	(.04)	- D	(.02)	(.01)
Total distributions	(.21)	(.32)	(.14) E	(.22)	(.09)
Net asset value, end of period	$9.36	$11.41	$10.92	$10.02	$8.46
Total Return F,G,H	(16.21)%	7.48%	10.34%	21.16%	(14.55)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.42%	.42%	.42%	.42%	.42% K
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%	.42% K
Expenses net of all reductions	.42%	.42%	.42%	.42%	.42% K
Net investment income (loss)	2.71%	2.13%	1.83%	2.63%	2.02% K
Supplemental Data
Net assets, end of period (000 omitted)	$48,729	$39,406	$15,151	$5,590	$846
Portfolio turnover rate L	20%	18%	10%	4%	5% K

A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain foreign taxes and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$ 564,078,684	$ 101,561,761	$ (78,637,295)	$22,924,466
VIP Extended Market Index Portfolio	195,660,360	28,501,955	(36,890,756)	(8,388,801)
VIP International Index Portfolio	393,642,031	40,728,414	(60,236,967)	(19,508,553)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
VIP Total Market Index Portfolio	$-	$(4,898,656)	$22,924,500
VIP Extended Market Index Portfolio	-	-	(8,388,317)
VIP International Index Portfolio	1,584,236	(15,797,692)	(19,513,572)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
VIP Total Market Index Portfolio	$ (2,141,852)	$ (2,756,804)	$(4,898,656)
VIP International Index Portfolio	(6,918,492)	(8,879,200)	(15,797,692)

The tax character of distributions paid was as follows:

December 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
VIP Total Market Index Portfolio	$ 8,572,297	$ 658,480	$ 9,230,777
VIP Extended Market Index Portfolio	2,636,132	3,293,049	5,929,181
VIP International Index Portfolio	8,390,102	-	8,390,102

December 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
VIP Total Market Index Portfolio	$ 6,591,064	$ 1,961,238	$ 8,552,302
VIP Extended Market Index Portfolio	6,401,001	5,615,252	12,016,253
VIP International Index Portfolio	11,605,711	225,790	11,831,501

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	160,675,707	31,011,789
VIP Extended Market Index Portfolio	54,307,115	30,196,697
VIP International Index Portfolio	87,698,457	73,136,652

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Total Market Index Portfolio	$ 417	$ 58,116	$ 58,533
VIP Extended Market Index Portfolio	23,871	15,514	39,385
VIP International Index Portfolio	17,530	106,619	124,149

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$326,594
Service Class	250
Service Class 2	13,948
$340,792
VIP Extended Market Index Portfolio
Initial Class	$85,234
Service Class	14,323
Service Class 2	3,723
$103,280
VIP International Index Portfolio
Initial Class	$188,617
Service Class	10,518
Service Class 2	25,589
$224,724

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Index Portfolio	Borrower	$24,975,250.57%		$1,568

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
VIP Extended Market Index Portfolio	15,885

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Total Market Index Portfolio	$7,707	$9,770	$44,840
VIP Extended Market Index Portfolio	$16,066	$9,849	$118,817
VIP International Index Portfolio	$2,692	$5	$-

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Total Market Index Portfolio	$172
VIP Extended Market Index Portfolio	175
VIP International Index Portfolio	634

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$ 8,842,793	$8,379,105
Service Class	7,361	6,012
Service Class 2	380,623	167,185
Total	$9,230,777	$8,552,302
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$ 4,856,754	$ 10,126,103
Service Class	873,772	1,456,112
Service Class 2	198,655	434,038
Total	$5,929,181	$12,016,253
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$ 7,162,107	$ 9,498,100
Service Class	186,612	1,368,737
Service Class 2	1,041,383	964,664
Total	$8,390,102	$11,831,501

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
VIP Total Market Index Portfolio
Initial Class
Shares sold	11,635,424	16,107,339	$ 172,738,886	$ 251,542,725
Reinvestment of distributions	628,895	499,913	8,842,793	8,371,105
Shares redeemed	(5,342,411)	(2,322,433)	(77,366,363)	(38,259,250)
Net increase (decrease)	6,921,908	14,284,819	$104,215,316	$221,654,580
Service Class
Shares sold	26,916	256	$400,215	$4,109
Reinvestment of distributions	398	235	5,571	3,922
Shares redeemed	(15,486)	(1,337)	(234,168)	(22,705)
Net increase (decrease)	11,828	(846)	$171,618	$(14,674)
Service Class 2
Shares sold	2,143,999	584,607	$ 32,690,143	$ 9,347,805
Reinvestment of distributions	27,230	9,397	379,723	157,391
Shares redeemed	(652,732)	(130,263)	(9,738,607)	(2,079,811)
Net increase (decrease)	1,518,497	463,741	$23,331,259	$7,425,385
VIP Extended Market Index Portfolio
Initial Class
Shares sold	3,100,974	5,862,146	$ 38,073,888	$ 84,604,654
Reinvestment of distributions	425,291	740,754	4,856,754	10,126,103
Shares redeemed	(2,322,008)	(2,868,856)	(28,259,839)	(42,270,166)
Net increase (decrease)	1,204,257	3,734,044	$14,670,803	$52,460,591
Service Class
Shares sold	1,765,810	585,531	$ 21,932,012	$ 8,448,733
Reinvestment of distributions	76,634	106,016	869,998	1,447,118
Shares redeemed	(1,107,572)	(495,757)	(13,901,466)	(7,092,707)
Net increase (decrease)	734,872	195,790	$8,900,544	$2,803,144
Service Class 2
Shares sold	367,438	305,309	$ 4,467,729	$ 4,463,939
Reinvestment of distributions	17,231	28,848	196,253	393,782
Shares redeemed	(339,186)	(209,643)	(4,171,546)	(3,045,816)
Net increase (decrease)	45,483	124,514	$492,436	$1,811,905
VIP International Index Portfolio
Initial Class
Shares sold	6,436,963	17,235,095	$ 62,913,922	$ 197,206,493
Reinvestment of distributions	744,502	844,990	7,162,107	9,443,500
Shares redeemed	(4,004,060)	(7,314,839)	(38,562,994)	(85,185,022)
Net increase (decrease)	3,177,405	10,765,246	$31,513,035	$121,464,971
Service Class
Shares sold	883,006	4,870,837	$ 8,533,077	$ 55,197,048
Reinvestment of distributions	19,160	122,419	184,513	1,365,276
Shares redeemed	(4,742,074)	(741,353)	(49,936,037)	(8,537,763)
Net increase (decrease)	(3,839,908)	4,251,903	$(41,218,447)	$48,024,561
Service Class 2
Shares sold	3,104,275	2,339,068	$ 30,368,743	$ 27,165,655
Reinvestment of distributions	108,704	86,460	1,041,383	962,387
Shares redeemed	(1,458,701)	(359,378)	(14,130,473)	(4,149,623)
Net increase (decrease)	1,754,278	2,066,150	$17,279,653	$23,978,419

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Extended Market Index Portfolio	73%	1	15%
VIP International Index Portfolio	65%	1	24%
VIP Total Market Index Portfolio	84%	-	-

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio, and VIP International Index Portfolio:
Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio, and VIP International Index Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund II, including the schedules of investments, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from April 17, 2018 (commencement of operations) through December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from April 17, 2018 (commencement of operations) through December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$ 1,000	$ 1,024.30	$ .61
Hypothetical- B		$ 1,000	$ 1,024.60	$ .61
Service Class	.22%
Actual		$ 1,000	$ 1,022.90	$ 1.12
Hypothetical- B		$ 1,000	$ 1,024.10	$ 1.12
Service Class 2	.37%
Actual		$ 1,000	$ 1,023.30	$ 1.89
Hypothetical- B		$ 1,000	$ 1,023.34	$ 1.89
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$ 1,000	$ 1,045.10	$ .67
Hypothetical- B		$ 1,000	$ 1,024.55	$ .66
Service Class	.23%
Actual		$ 1,000	$ 1,045.30	$ 1.19
Hypothetical- B		$ 1,000	$ 1,024.05	$ 1.17
Service Class 2	.38%
Actual		$ 1,000	$ 1,044.50	$ 1.96
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.94
VIP International Index Portfolio
Initial Class	.17%
Actual		$ 1,000	$ 1,032.90	$ .87
Hypothetical- B		$ 1,000	$ 1,024.35	$ .87
Service Class	.27%
Actual		$ 1,000	$ 1,031.60	$ 1.38
Hypothetical- B		$ 1,000	$ 1,023.84	$ 1.38
Service Class 2	.42%
Actual		$ 1,000	$ 1,031.30	$ 2.15
Hypothetical- B		$ 1,000	$ 1,023.09	$ 2.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

VIP Extended Market Index Portfolio	$2,772,750

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Initial	Service Class	Service Class 2
VIP Total Market Index Portfolio
February, 2022	10%	10%	10%
December, 2022	91%	96%	100%
VIP Extended Market Index Portfolio
December, 2022	69%	73%	83%
VIP International Index Portfolio
November, 2022	0%	0%	0%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Index Portfolio
Initial	11/30/22	$0.2512	$0.0302
Service Class	11/30/22	$0.2292	$0.0302
Service Class 2	11/30/22	$0.2352	$0.0302

Board Approval of Investment Advisory Contracts and Management Fees

Board Approval of Investment Advisory Contracts

VIP Total Market Index Portfolio
VIP Extended Market Index Portfolio
VIP International Index Portfolio

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, to Geode on behalf of VIP Total Market Index Portfolio by 0.10 basis points, VIP Extended Market Index Portfolio by 0.05 basis points, and VIP International Index Portfolio by 0.35 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of each fund in connection with the annual renewal of each fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing Advisory Contracts should continue to benefit each fund's shareholders. The Board noted that approval of the Amended Contracts would not change each fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contracts should continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio . The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2022 and September 2022 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2022 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale . The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.  At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended Contract should be approved.

1.9891400.104
VIPSAI-ANN-0323
Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Initial Class	-18.23%	4.67%	8.94%
Service Class	-18.30%	4.57%	8.84%
Service Class 2	-18.45%	4.40%	8.66%
Investor Class	-18.29%	4.60%	8.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Disciplined Small Cap Portfolio - Initial Class, a class of the fund, on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -18.11% in 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March, the Fed hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. Against this backdrop, the S&P 500 ® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month that stayed true to form, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded in 2022, as it shed 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with a rate hike of 0.75% and ended on a high note when the Fed signaled its intent to slow its pace of rate rises. For the year, value stocks handily outpaced growth. This headwind was pronounced in the growthier communication services (-40%), consumer discretionary (-37%) and information technology (-28%) sectors. In sharp contrast, energy (+66%) shined.
Comments from Co-Managers Anna Lester, Maximilian Kaufmann and Shashi Naik:
For the fiscal year ending December 31, 2022, the fund's share classes returned roughly -18%, outperforming the -20.44% result of the benchmark Russell 2000 ® Index. Versus the benchmark, security selection was the primary contributor, led by the information technology sector. An overweighting in energy also boosted the fund's relative result. Also lifting performance was stock selection in the industrials sector, primarily driven by the capital goods industry. The fund's top individual relative contributor was an outsized stake in Nabors Industries, which gained about 113% the past 12 months. Also adding value was our overweighting in Agilysys, which gained 77%. We decreased our position the past year. Another notable relative contributor was an outsized stake in Super Micro Computer (+90%). Conversely, the primary detractors from performance versus the benchmark were stock selection and an underweighting in financials. An underweighting and security selection in utilities and an overweighting in information technology also hindered the fund's relative result. The fund's biggest individual relative detractor was an overweighting in Domo, which returned -71% the past 12 months. We added to our stake in this company. Also holding back performance was our outsized stake in Semtech, which returned roughly -67%. Further hampering performance was our overweighting in Trupanion, which returned -64%. Notable changes in positioning include increased exposure to the energy sector and a lower allocation to real estate.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Commercial Metals Co.	0.8
Fabrinet	0.8
Box, Inc. Class A	0.7
EMCOR Group, Inc.	0.7
Texas Roadhouse, Inc. Class A	0.7
Atkore, Inc.	0.7
ExlService Holdings, Inc.	0.7
Watts Water Technologies, Inc. Class A	0.7
Old National Bancorp, Indiana	0.7
SPS Commerce, Inc.	0.7
7.2

Market Sectors (% of Fund's net assets)

Health Care	16.6
Financials	15.7
Industrials	15.0
Information Technology	14.1
Consumer Discretionary	10.5
Energy	7.2
Real Estate	5.1
Consumer Staples	4.0
Materials	4.0
Communication Services	3.1
Utilities	2.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.6%
Futures - 2.3%

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.5%
Bandwidth, Inc. (a)	46,197	1,060,221
Cogent Communications Group, Inc.	33,140	1,891,631
EchoStar Holding Corp. Class A (a)(b)	51,426	857,786
Iridium Communications, Inc.	5,124	263,374
Ooma, Inc. (a)	47,585	648,108
		4,721,120
Entertainment - 0.1%
Cinemark Holdings, Inc. (a)(b)	14,435	125,007
Lions Gate Entertainment Corp.:
Class A (a)	12,354	70,541
Class B (a)	12,796	69,482
		265,030
Interactive Media & Services - 1.1%
Eventbrite, Inc. (a)	23,870	139,878
EverQuote, Inc. Class A (a)	12,188	179,651
Shutterstock, Inc.	17,206	907,100
TrueCar, Inc. (a)	118,439	297,282
Vimeo, Inc. (a)	64,791	222,233
Yelp, Inc. (a)	65,585	1,793,094
Zedge, Inc. (a)	11,195	19,703
		3,558,941
Media - 0.2%
TechTarget, Inc. (a)	5,659	249,336
TEGNA, Inc.	12,775	270,702
		520,038
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc. (b)	64,846	680,235
TOTAL COMMUNICATION SERVICES		9,745,364
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.1%
Luminar Technologies, Inc. (a)(b)	11,300	55,935
Modine Manufacturing Co. (a)	36,761	730,073
Patrick Industries, Inc.	2,498	151,379
The Goodyear Tire & Rubber Co. (a)	60,101	610,025
Visteon Corp. (a)	14,706	1,923,986
		3,471,398
Automobiles - 0.5%
Winnebago Industries, Inc.	29,212	1,539,472
Diversified Consumer Services - 0.6%
2U, Inc. (a)	23,481	147,226
Duolingo, Inc. (a)(b)	18,161	1,291,792
Perdoceo Education Corp. (a)	24,585	341,732
		1,780,750
Hotels, Restaurants & Leisure - 2.6%
Bloomin' Brands, Inc.	72,777	1,464,273
Chuy's Holdings, Inc. (a)	4,478	126,727
Denny's Corp. (a)	25,638	236,126
Dine Brands Global, Inc.	3,560	229,976
Everi Holdings, Inc. (a)	6,825	97,939
Hilton Grand Vacations, Inc. (a)	4,384	168,959
International Game Technology PLC (b)	55,935	1,268,606
Portillo's, Inc. (a)	5,843	95,358
RCI Hospitality Holdings, Inc.	2,178	202,968
Texas Roadhouse, Inc. Class A	24,536	2,231,549
Wingstop, Inc. (b)	14,923	2,053,703
		8,176,184
Household Durables - 1.3%
Cavco Industries, Inc. (a)	1,993	450,916
Ethan Allen Interiors, Inc.	3,225	85,205
Flexsteel Industries, Inc. (b)	9,996	153,938
Green Brick Partners, Inc. (a)	28,735	696,249
Installed Building Products, Inc.	20,938	1,792,293
Meritage Homes Corp. (a)	1,123	103,541
Skyline Champion Corp. (a)	12,523	645,060
		3,927,202
Internet & Direct Marketing Retail - 0.3%
CarParts.com, Inc. (a)	18,907	118,358
Quotient Technology, Inc. (a)	171,621	588,660
Revolve Group, Inc. (a)	13,765	306,409
		1,013,427
Leisure Products - 0.2%
Johnson Outdoors, Inc. Class A	7,956	526,051
Nautilus, Inc. (a)(b)	55,684	85,197
		611,248
Multiline Retail - 0.5%
Dillard's, Inc. Class A (b)	4,407	1,424,342
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc.	4,544	238,742
American Eagle Outfitters, Inc.	38,882	542,793
Asbury Automotive Group, Inc. (a)	4,785	857,711
Boot Barn Holdings, Inc. (a)	15,578	973,937
Group 1 Automotive, Inc.	6,648	1,199,100
Lithia Motors, Inc. Class A (sub. vtg.)	3,568	730,512
MarineMax, Inc. (a)	23,982	748,718
Monro, Inc. (b)	3,109	140,527
Murphy U.S.A., Inc.	2,550	712,827
National Vision Holdings, Inc. (a)(b)	43,987	1,704,936
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	10,333	509,107
The Buckle, Inc.	6,541	296,634
The Container Store Group, Inc. (a)	40,087	172,775
TravelCenters of America LLC (a)	18,521	829,370
Winmark Corp.	855	201,635
		9,859,324
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	11,297	154,882
Lakeland Industries, Inc. (a)(b)	12,915	171,770
Oxford Industries, Inc.	3,126	291,281
Rocky Brands, Inc.	4,032	95,236
		713,169
TOTAL CONSUMER DISCRETIONARY		32,516,516
CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Coca-Cola Bottling Co. Consolidated	3,406	1,745,098
Primo Water Corp.	87,124	1,353,907
		3,099,005
Food & Staples Retailing - 1.2%
Ingles Markets, Inc. Class A	10,844	1,046,012
Natural Grocers by Vitamin Cottage, Inc.	12,027	109,927
PriceSmart, Inc.	1,211	73,605
Sprouts Farmers Market LLC (a)	64,536	2,089,030
Weis Markets, Inc.	3,681	302,909
		3,621,483
Food Products - 1.0%
Cal-Maine Foods, Inc.	24,764	1,348,400
Hostess Brands, Inc. Class A (a)	76,918	1,726,040
John B. Sanfilippo & Son, Inc.	1,877	152,638
		3,227,078
Personal Products - 0.7%
elf Beauty, Inc. (a)	36,876	2,039,243
Herbalife Nutrition Ltd. (a)	6,014	89,488
		2,128,731
Tobacco - 0.1%
Vector Group Ltd.	36,978	438,559
TOTAL CONSUMER STAPLES		12,514,856
ENERGY - 7.2%
Energy Equipment & Services - 1.8%
Bristow Group, Inc. (a)	7,749	210,230
Cactus, Inc.	6,296	316,437
DMC Global, Inc. (a)	4,551	88,471
Dril-Quip, Inc. (a)	13,158	357,503
Helix Energy Solutions Group, Inc. (a)	27,529	203,164
Helmerich & Payne, Inc.	3,317	164,424
Nabors Industries Ltd. (a)	8,728	1,351,705
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	194,439
Oceaneering International, Inc. (a)	74,469	1,302,463
Patterson-UTI Energy, Inc.	6,736	113,434
Tidewater, Inc. (a)	20,098	740,611
Weatherford International PLC (a)	9,258	471,417
		5,514,298
Oil, Gas & Consumable Fuels - 5.4%
Arch Resources, Inc.	6,279	896,578
Chord Energy Corp.	9,526	1,303,252
Civitas Resources, Inc.	8,459	490,030
Comstock Resources, Inc. (b)	46,969	643,945
CONSOL Energy, Inc.	16,766	1,089,790
Crescent Energy, Inc. Class A (b)	19,200	230,208
Delek U.S. Holdings, Inc.	54,284	1,465,668
DHT Holdings, Inc.	8,717	77,407
Equitrans Midstream Corp.	51,907	347,777
Golar LNG Ltd. (a)	49,731	1,133,369
Kosmos Energy Ltd. (a)	80,145	509,722
Magnolia Oil & Gas Corp. Class A	42,785	1,003,308
Matador Resources Co.	6,530	373,777
Murphy Oil Corp.	40,064	1,723,153
Par Pacific Holdings, Inc. (a)	28,969	673,529
PBF Energy, Inc. Class A	20,968	855,075
Peabody Energy Corp. (a)	14,037	370,858
Permian Resource Corp. Class A (b)	86,576	813,814
Ranger Oil Corp.	7,396	299,020
Scorpio Tankers, Inc.	9,757	524,634
SFL Corp. Ltd.	8,024	73,981
SM Energy Co.	17,855	621,890
Southwestern Energy Co. (a)	91,715	536,533
Uranium Energy Corp. (a)(b)	7,488	29,053
World Fuel Services Corp.	24,833	678,686
		16,765,057
TOTAL ENERGY		22,279,355
FINANCIALS - 15.7%
Banks - 8.4%
1st Source Corp.	8,032	426,419
Atlantic Union Bankshares Corp.	25,818	907,245
Banc of California, Inc.	22,849	363,985
BancFirst Corp.	8,623	760,376
Bancorp, Inc., Delaware (a)	10,136	287,660
Banner Corp.	9,993	631,558
Capital City Bank Group, Inc.	1,334	43,355
Cathay General Bancorp	10,902	444,693
Central Pacific Financial Corp.	8,737	177,186
Citizens Financial Group, Inc.	41,662	1,640,233
Columbia Banking Systems, Inc. (b)	25,630	772,232
Community Bank System, Inc.	13,175	829,366
Community Trust Bancorp, Inc.	4,717	216,652
ConnectOne Bancorp, Inc.	3,532	85,510
Eastern Bankshares, Inc.	37,227	642,166
Financial Institutions, Inc.	10,123	246,596
First Bancorp, Puerto Rico	121,778	1,549,016
First Commonwealth Financial Corp.	23,228	324,495
First Financial Bankshares, Inc.	15,909	547,270
Fulton Financial Corp.	72,891	1,226,756
Great Southern Bancorp, Inc.	15,726	935,540
Hancock Whitney Corp.	20,969	1,014,690
Heartland Financial U.S.A., Inc.	18,258	851,188
Home Bancshares, Inc. (b)	10,335	235,535
Lakeland Financial Corp.	1,787	130,397
Mercantile Bank Corp.	1,897	63,512
Midland States Bancorp, Inc.	6,148	163,660
National Bank Holdings Corp.	2,000	84,140
NBT Bancorp, Inc.	13,951	605,752
Northwest Bancshares, Inc. (b)	32,526	454,713
OFG Bancorp	8,640	238,118
Old National Bancorp, Indiana	117,034	2,104,271
Park National Corp. (b)	1,985	279,389
Peapack-Gladstone Financial Corp.	7,441	276,954
Preferred Bank, Los Angeles	1,304	97,304
Renasant Corp.	6,043	227,156
S&T Bancorp, Inc.	4,318	147,589
ServisFirst Bancshares, Inc.	12,316	848,696
Sierra Bancorp	9,632	204,584
Simmons First National Corp. Class A	15,702	338,849
Southstate Corp.	8,595	656,314
Tompkins Financial Corp.	2,784	215,983
TowneBank	5,070	156,359
Trico Bancshares	4,917	250,718
Trustmark Corp.	9,482	331,017
UMB Financial Corp.	3,349	279,708
United Bankshares, Inc., West Virginia	5,923	239,822
Univest Corp. of Pennsylvania	8,356	218,342
Washington Federal, Inc.	53,910	1,808,681
Westamerica Bancorp.	7,702	454,495
		26,036,245
Capital Markets - 2.8%
B. Riley Financial, Inc. (b)	11,306	386,665
Cohen & Steers, Inc.	8,191	528,811
Federated Hermes, Inc.	36,911	1,340,238
Focus Financial Partners, Inc. Class A (a)	50,895	1,896,857
Open Lending Corp. (a)	17,630	119,003
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,028	805,455
Stifel Financial Corp.	26,227	1,530,870
StoneX Group, Inc. (a)	3,155	300,672
Virtus Investment Partners, Inc.	8,703	1,666,102
		8,574,673
Consumer Finance - 1.1%
Bread Financial Holdings, Inc.	49,330	1,857,768
PROG Holdings, Inc. (a)	86,358	1,458,587
Regional Management Corp.	7,908	222,057
		3,538,412
Diversified Financial Services - 0.1%
Compass Diversified Holdings	16,109	293,667
Insurance - 1.4%
American Equity Investment Life Holding Co.	1,759	80,246
Amerisafe, Inc.	11,922	619,586
CNO Financial Group, Inc.	50,625	1,156,781
Employers Holdings, Inc.	5,424	233,937
Hippo Holdings, Inc. (a)(b)	3,000	40,800
Kinsale Capital Group, Inc.	788	206,078
Oscar Health, Inc. (a)	159,180	391,583
Selective Insurance Group, Inc.	1,501	133,004
Trupanion, Inc. (a)(b)	28,162	1,338,540
		4,200,555
Mortgage Real Estate Investment Trusts - 0.8%
Apollo Commercial Real Estate Finance, Inc.	22,775	245,059
Ares Commercial Real Estate Corp.	8,540	87,877
Blackstone Mortgage Trust, Inc. (b)	87,157	1,845,114
TPG RE Finance Trust, Inc.	27,278	185,218
		2,363,268
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	15,602	596,308
Capitol Federal Financial, Inc.	60,173	520,496
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,958	671,526
NMI Holdings, Inc. (a)	30,882	645,434
Provident Financial Services, Inc.	24,852	530,839
Radian Group, Inc.	10,875	207,386
Waterstone Financial, Inc.	18,875	325,405
		3,497,394
TOTAL FINANCIALS		48,504,214
HEALTH CARE - 16.6%
Biotechnology - 7.3%
2seventy bio, Inc. (a)	16,617	155,701
Adverum Biotechnologies, Inc. (a)	95,044	55,078
Affimed NV (a)	44,681	55,404
Agios Pharmaceuticals, Inc. (a)	1,047	29,400
Akebia Therapeutics, Inc. (a)	216,942	125,176
Akero Therapeutics, Inc. (a)(b)	6,702	367,270
Albireo Pharma, Inc. (a)(b)	4,000	86,440
Alector, Inc. (a)	24,426	225,452
Alkermes PLC (a)	28,883	754,713
Allakos, Inc. (a)	36,544	307,700
Amicus Therapeutics, Inc. (a)	51,620	630,280
Anika Therapeutics, Inc. (a)	4,450	131,720
Apellis Pharmaceuticals, Inc. (a)	9,374	484,730
Arbutus Biopharma Corp. (a)(b)	57,393	133,726
Arcellx, Inc.	3,623	112,241
Arcturus Therapeutics Holdings, Inc. (a)	11,835	200,722
Arcus Biosciences, Inc. (a)	1,968	40,698
Arrowhead Pharmaceuticals, Inc. (a)	8,272	335,512
Ars Pharmaceuticals, Inc. (a)	11,442	97,600
Assembly Biosciences, Inc. (a)(b)	48,169	62,620
Atara Biotherapeutics, Inc. (a)	45,179	148,187
Atreca, Inc. (a)(b)	38,927	31,165
Beam Therapeutics, Inc. (a)(b)	5,388	210,725
BioCryst Pharmaceuticals, Inc. (a)	18,515	212,552
Biohaven Ltd. (a)	18,286	253,810
bluebird bio, Inc. (a)(b)	36,759	254,372
Blueprint Medicines Corp. (a)	5,249	229,959
Bolt Biotherapeutics, Inc. (a)(b)	27,696	36,005
BridgeBio Pharma, Inc. (a)	32,538	247,940
C4 Therapeutics, Inc. (a)(b)	18,343	108,224
CareDx, Inc. (a)	14,594	166,518
Catalyst Pharmaceutical Partners, Inc. (a)	3,851	71,629
Cogent Biosciences, Inc. (a)	15,733	181,873
Coherus BioSciences, Inc. (a)(b)	24,107	190,927
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	135,883	15,015
Cytokinetics, Inc. (a)	7,654	350,706
CytomX Therapeutics, Inc. (a)(b)	58,459	93,534
Deciphera Pharmaceuticals, Inc. (a)	25,379	415,962
Denali Therapeutics, Inc. (a)	7,956	221,256
Editas Medicine, Inc. (a)(b)	18,635	165,292
Eiger Biopharmaceuticals, Inc. (a)	8,522	10,056
Emergent BioSolutions, Inc. (a)	13,463	158,998
Fate Therapeutics, Inc. (a)(b)	5,261	53,083
FibroGen, Inc. (a)	4,288	68,694
Fortress Biotech, Inc. (a)	29,605	19,391
Gossamer Bio, Inc. (a)	19,524	42,367
Gritstone Bio, Inc. (a)(b)	42,382	146,218
Gt Biopharma, Inc. (a)(b)	17,977	16,073
Halozyme Therapeutics, Inc. (a)	14,677	835,121
Heron Therapeutics, Inc. (a)(b)	47,386	118,465
Homology Medicines, Inc. (a)	22,439	28,273
ImmunoGen, Inc. (a)	73,852	366,306
Infinity Pharmaceuticals, Inc. (a)	92,615	51,401
Inhibrx, Inc. (a)(b)	8,583	211,485
Insmed, Inc. (a)	25,432	508,131
Intellia Therapeutics, Inc. (a)	12,837	447,883
Intercept Pharmaceuticals, Inc. (a)(b)	15,411	190,634
Ironwood Pharmaceuticals, Inc. Class A (a)	4,120	51,047
Iveric Bio, Inc. (a)	22,327	478,021
Jounce Therapeutics, Inc. (a)	24,419	27,105
Kalvista Pharmaceuticals, Inc. (a)	23,000	155,480
Karuna Therapeutics, Inc. (a)	3,888	763,992
Karyopharm Therapeutics, Inc. (a)(b)	39,121	133,011
Kezar Life Sciences, Inc. (a)(b)	29,355	206,659
Kiniksa Pharmaceuticals Ltd. (a)	18,327	274,538
Kodiak Sciences, Inc. (a)	20,593	147,446
Krystal Biotech, Inc. (a)	920	72,882
Kura Oncology, Inc. (a)	13,165	163,378
Madrigal Pharmaceuticals, Inc. (a)	3,647	1,058,542
MiMedx Group, Inc. (a)	19,565	54,391
Mustang Bio, Inc. (a)(b)	38,177	15,076
Myriad Genetics, Inc. (a)	948	13,755
Natera, Inc. (a)	3,593	144,331
Nurix Therapeutics, Inc. (a)	10,534	115,663
Oncternal Therapeutics, Inc. rights (a)(b)(c)	466	0
ORIC Pharmaceuticals, Inc. (a)	48,226	284,051
Ovid Therapeutics, Inc. (a)(b)	32,292	60,063
Passage Bio, Inc. (a)	21,054	29,055
Pieris Pharmaceuticals, Inc. (a)(b)	44,332	46,105
Precigen, Inc. (a)(b)	69,772	106,053
Prometheus Biosciences, Inc. (a)	7,461	820,710
Protagonist Therapeutics, Inc. (a)	21,764	237,445
Prothena Corp. PLC (a)	7,688	463,202
PTC Therapeutics, Inc. (a)	13,379	510,676
Puma Biotechnology, Inc. (a)	22,568	95,463
RAPT Therapeutics, Inc. (a)	4,733	93,713
Recursion Pharmaceuticals, Inc. (a)	5,303	40,886
REGENXBIO, Inc. (a)	10,853	246,146
Relay Therapeutics, Inc. (a)	9,505	142,005
Replimune Group, Inc. (a)	8,329	226,549
Revolution Medicines, Inc. (a)	2,991	71,246
Rigel Pharmaceuticals, Inc. (a)	67,503	101,255
Rocket Pharmaceuticals, Inc. (a)	12,007	234,977
Sage Therapeutics, Inc. (a)	2,509	95,693
Sangamo Therapeutics, Inc. (a)	41,072	128,966
Selecta Biosciences, Inc. (a)(b)	46,724	52,798
Seres Therapeutics, Inc. (a)	34,293	192,041
Sesen Bio, Inc. (a)	165,842	101,081
Surface Oncology, Inc. (a)	32,938	27,009
Sutro Biopharma, Inc. (a)	27,300	220,584
Syndax Pharmaceuticals, Inc. (a)	14,127	359,532
TCR2 Therapeutics, Inc. (a)	36,076	36,033
Travere Therapeutics, Inc. (a)	3,161	66,476
Twist Bioscience Corp. (a)	10,576	251,815
Vanda Pharmaceuticals, Inc. (a)	25,876	191,224
Vaxcyte, Inc. (a)	10,792	517,476
Veracyte, Inc. (a)	15,515	368,171
Vir Biotechnology, Inc. (a)	16,002	405,011
Voyager Therapeutics, Inc. (a)(b)	24,687	150,591
Xbiotech, Inc. (a)	7,080	24,851
Xencor, Inc. (a)	12,237	318,651
Zentalis Pharmaceuticals, Inc. (a)	10,807	217,653
		22,680,986
Health Care Equipment & Supplies - 4.1%
Accuray, Inc. (a)(b)	201,263	420,640
Artivion, Inc. (a)	26,476	320,889
Atricure, Inc. (a)	20,820	923,992
Avanos Medical, Inc. (a)	42,027	1,137,251
Cardiovascular Systems, Inc. (a)	10,045	136,813
Cerus Corp. (a)	193,725	707,096
Embecta Corp.	7,592	192,002
Figs, Inc. Class A (a)(b)	121,279	816,208
Inari Medical, Inc. (a)	5,281	335,660
Inspire Medical Systems, Inc. (a)	6,045	1,522,615
Invacare Corp. (a)(b)	43,581	18,304
IRadimed Corp.	3,035	85,860
Lantheus Holdings, Inc. (a)	2,414	123,017
LivaNova PLC (a)	1,017	56,484
Merit Medical Systems, Inc. (a)	1,369	96,679
Neogen Corp. (a)	48,445	737,817
Novocure Ltd. (a)	2,820	206,847
NuVasive, Inc. (a)	25,236	1,040,733
Orthofix International NV (a)	11,785	241,946
Shockwave Medical, Inc. (a)	8,758	1,800,732
Staar Surgical Co. (a)	11,377	552,240
SurModics, Inc. (a)	25,353	865,044
Tactile Systems Technology, Inc. (a)	14,452	165,909
Zimvie, Inc. (a)(b)	24,072	224,832
		12,729,610
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)	5,299	88,546
23andMe Holding Co. Class A (a)(b)	53,758	116,117
Addus HomeCare Corp. (a)	2,871	285,636
AMN Healthcare Services, Inc. (a)	7,042	724,058
DocGo, Inc. Class A (a)(b)	70,441	498,018
Hims & Hers Health, Inc. (a)(b)	153,614	984,666
Invitae Corp. (a)(b)	96,690	179,843
LHC Group, Inc. (a)	1,827	295,408
National Healthcare Corp.	14,244	847,518
Option Care Health, Inc. (a)	64,524	1,941,527
Privia Health Group, Inc. (a)	4,603	104,534
The Ensign Group, Inc.	10,191	964,171
		7,030,042
Health Care Technology - 0.8%
Computer Programs & Systems, Inc. (a)	7,816	212,752
Health Catalyst, Inc. (a)	41,904	445,440
HealthStream, Inc. (a)	15,127	375,755
Nextgen Healthcare, Inc. (a)	52,325	982,664
Phreesia, Inc. (a)	17,433	564,132
		2,580,743
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)(b)	18,888	191,335
Adaptive Biotechnologies Corp. (a)	28,752	219,665
Berkeley Lights, Inc. (a)	31,654	84,833
Codexis, Inc. (a)	29,133	135,760
Cytek Biosciences, Inc. (a)	5,627	57,452
Medpace Holdings, Inc. (a)	4,756	1,010,222
Nanostring Technologies, Inc. (a)	18,541	147,772
Pacific Biosciences of California, Inc. (a)(b)	42,510	347,732
Quanterix Corp. (a)	23,985	332,192
		2,526,963
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	10,708	168,651
Amneal Pharmaceuticals, Inc. (a)	42,303	84,183
Amphastar Pharmaceuticals, Inc. (a)	9,800	274,596
Amylyx Pharmaceuticals, Inc.	2,410	89,050
Arvinas Holding Co. LLC (a)	8,454	289,211
Atea Pharmaceuticals, Inc. (a)	21,416	103,011
Axsome Therapeutics, Inc. (a)(b)	2,282	176,011
Cassava Sciences, Inc. (a)(b)	1,146	33,853
Corcept Therapeutics, Inc. (a)	6,184	125,597
Esperion Therapeutics, Inc. (a)(b)	31,482	196,133
Intra-Cellular Therapies, Inc. (a)	9,736	515,229
Nektar Therapeutics (a)	38,600	87,236
NGM Biopharmaceuticals, Inc. (a)	15,944	80,039
Odonate Therapeutics, Inc. (a)(b)	39,639	69,368
Oramed Pharmaceuticals, Inc. (a)(b)	13,237	159,241
Pacira Biosciences, Inc. (a)	3,659	141,274
Prestige Brands Holdings, Inc. (a)	10,847	679,022
Relmada Therapeutics, Inc. (a)	29,525	103,042
Revance Therapeutics, Inc. (a)	3,553	65,588
Supernus Pharmaceuticals, Inc. (a)	2,182	77,832
Theravance Biopharma, Inc. (a)	25,940	291,047
WAVE Life Sciences (a)	22,804	159,628
		3,968,842
TOTAL HEALTH CARE		51,517,186
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	2,176	121,704
Astronics Corp. (a)	26,142	269,263
Maxar Technologies, Inc.	3,873	200,389
Parsons Corp. (a)	38,475	1,779,469
		2,370,825
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	708	71,366
Forward Air Corp.	11,190	1,173,719
Hub Group, Inc. Class A (a)	8,362	664,695
		1,909,780
Airlines - 0.1%
Mesa Air Group, Inc. (a)	47,931	73,334
SkyWest, Inc. (a)	16,514	272,646
		345,980
Building Products - 1.1%
Apogee Enterprises, Inc.	18,522	823,488
Janus International Group, Inc. (a)	11,434	108,852
Jeld-Wen Holding, Inc. (a)	21,256	205,120
Masonite International Corp. (a)	11,945	962,886
PGT Innovations, Inc. (a)	12,003	215,574
Resideo Technologies, Inc. (a)	40,826	671,588
UFP Industries, Inc.	5,045	399,816
		3,387,324
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	27,854	1,237,275
Brady Corp. Class A	2,418	113,888
Cimpress PLC (a)	10,515	290,319
CoreCivic, Inc. (a)	8,100	93,636
HNI Corp.	1,452	41,280
Kimball International, Inc. Class B	33,345	216,743
The Brink's Co.	32,728	1,757,821
The GEO Group, Inc. (a)	85,810	939,620
		4,690,582
Construction & Engineering - 2.3%
API Group Corp. (a)	57,955	1,090,134
Arcosa, Inc.	6,433	349,569
Comfort Systems U.S.A., Inc.	17,662	2,032,543
EMCOR Group, Inc.	15,128	2,240,608
MYR Group, Inc. (a)	15,778	1,452,680
		7,165,534
Electrical Equipment - 2.5%
Atkore, Inc. (a)	19,445	2,205,452
AZZ, Inc.	21,123	849,145
Encore Wire Corp. (b)	9,125	1,255,235
EnerSys	8,751	646,174
Enovix Corp. (a)(b)	30,796	383,102
GrafTech International Ltd.	23,100	109,956
Preformed Line Products Co.	7,515	625,924
Regal Rexnord Corp.	9,108	1,092,778
SunPower Corp. (a)(b)	8,367	150,857
Vicor Corp. (a)	6,029	324,059
		7,642,682
Machinery - 2.1%
Alamo Group, Inc.	629	89,066
Altra Industrial Motion Corp.	3,284	196,219
Barnes Group, Inc.	22,731	928,561
Energy Recovery, Inc. (a)	2,561	52,475
Enerpac Tool Group Corp. Class A	6,700	170,515
Gorman-Rupp Co.	3,702	94,845
Hillenbrand, Inc.	12,956	552,833
Hurco Companies, Inc.	10,939	285,836
Hyster-Yale Materials Handling, Inc. Class A	9,198	232,801
L.B. Foster Co. Class A (a)	3,644	35,274
Mueller Industries, Inc.	17,749	1,047,191
Proto Labs, Inc. (a)	19,301	492,755
Tennant Co.	2,721	167,532
Watts Water Technologies, Inc. Class A	14,824	2,167,714
		6,513,617
Marine - 0.2%
Matson, Inc.	8,610	538,211
Safe Bulkers, Inc.	69,594	202,519
		740,730
Professional Services - 1.3%
ASGN, Inc. (a)	195	15,889
CRA International, Inc.	5,640	690,505
Heidrick & Struggles International, Inc.	16,488	461,169
Kforce, Inc.	14,593	800,134
Resources Connection, Inc.	3,282	60,323
TriNet Group, Inc. (a)	14,989	1,016,254
TrueBlue, Inc. (a)	16,902	330,941
Upwork, Inc. (a)	58,312	608,777
		3,983,992
Road & Rail - 0.5%
ArcBest Corp.	3,332	233,373
Marten Transport Ltd.	41,746	825,736
Werner Enterprises, Inc. (b)	7,610	306,379
		1,365,488
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	7,539	950,140
Global Industrial Co.	21,803	513,025
GMS, Inc. (a)	27,851	1,386,980
H&E Equipment Services, Inc.	12,922	586,659
Rush Enterprises, Inc. Class A	17,215	900,000
Titan Machinery, Inc. (a)	42,789	1,700,007
Transcat, Inc. (a)	1,500	106,305
Veritiv Corp.	1,318	160,414
		6,303,530
TOTAL INDUSTRIALS		46,420,064
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	137,948	1,013,918
Digi International, Inc. (a)	5,263	192,363
Extreme Networks, Inc. (a)	87,020	1,593,336
Harmonic, Inc. (a)	52,365	685,982
		3,485,599
Electronic Equipment & Components - 2.7%
Belden, Inc.	27,373	1,968,119
Benchmark Electronics, Inc.	37,682	1,005,733
Daktronics, Inc. (a)	11,995	33,826
Fabrinet (a)	18,234	2,337,963
Kimball Electronics, Inc. (a)	38,731	874,933
PC Connection, Inc.	10,939	513,039
Sanmina Corp. (a)	19,722	1,129,873
ScanSource, Inc. (a)	11,166	326,271
TTM Technologies, Inc. (a)	15,810	238,415
		8,428,172
IT Services - 1.7%
AvidXchange Holdings, Inc. (a)	21,475	213,462
Conduent, Inc. (a)	86,761	351,382
CSG Systems International, Inc.	21,801	1,247,017
ExlService Holdings, Inc. (a)	13,008	2,203,945
Grid Dynamics Holdings, Inc. (a)	8,425	94,529
Marqeta, Inc. Class A (a)	120,632	737,062
Maximus, Inc.	2,243	164,479
Paysafe Ltd. (a)	13,786	191,488
Remitly Global, Inc. (a)	18,674	213,817
		5,417,181
Semiconductors & Semiconductor Equipment - 1.8%
Diodes, Inc. (a)	17,938	1,365,799
Impinj, Inc. (a)	11,786	1,286,795
Lattice Semiconductor Corp. (a)	22,938	1,488,217
MACOM Technology Solutions Holdings, Inc. (a)	5,082	320,064
MaxLinear, Inc. Class A (a)	3,148	106,875
PDF Solutions, Inc. (a)	2,239	63,856
Photronics, Inc. (a)	14,796	249,017
Semtech Corp. (a)	26,424	758,105
		5,638,728
Software - 6.2%
Agilysys, Inc. (a)	16,126	1,276,212
Box, Inc. Class A (a)	74,293	2,312,741
CommVault Systems, Inc. (a)	29,879	1,877,596
Couchbase, Inc. (a)	9,107	120,759
Domo, Inc. Class B (a)	94,634	1,347,588
Liveramp Holdings, Inc. (a)	78,811	1,847,330
Momentive Global, Inc. (a)	41,679	291,753
Pagerduty, Inc. (a)	9,766	259,385
PowerSchool Holdings, Inc. (a)	6,763	156,090
Progress Software Corp.	18,970	957,037
PROS Holdings, Inc. (a)	7,170	173,944
Q2 Holdings, Inc. (a)	33,756	907,024
Qualys, Inc. (a)	13,334	1,496,475
SecureWorks Corp. (a)	18,453	117,915
Sprout Social, Inc. (a)	18,296	1,032,992
SPS Commerce, Inc. (a)	16,337	2,098,161
Tenable Holdings, Inc. (a)	34,441	1,313,924
Upland Software, Inc. (a)	19,729	140,668
Yext, Inc. (a)	143,331	935,951
Zuora, Inc. (a)	66,460	422,686
		19,086,231
Technology Hardware, Storage & Peripherals - 0.6%
Diebold Nixdorf, Inc. (a)(b)	43,800	62,196
Super Micro Computer, Inc. (a)	20,434	1,677,631
		1,739,827
TOTAL INFORMATION TECHNOLOGY		43,795,738
MATERIALS - 4.0%
Chemicals - 1.5%
AdvanSix, Inc.	13,333	506,921
American Vanguard Corp.	27,688	601,106
Cabot Corp.	4,656	311,207
Ecovyst, Inc. (a)	88,972	788,292
FutureFuel Corp.	25,866	210,291
Hawkins, Inc.	1,200	46,320
Innospec, Inc.	4,499	462,767
Mativ, Inc.	12,166	254,269
Rayonier Advanced Materials, Inc. (a)	30,737	295,075
Sensient Technologies Corp.	3,793	276,586
Stepan Co.	9,478	1,009,028
		4,761,862
Containers & Packaging - 0.6%
Greif, Inc. Class A	2,643	177,240
Myers Industries, Inc.	68,676	1,526,667
		1,703,907
Metals & Mining - 1.4%
ATI, Inc. (a)	18,133	541,451
Commercial Metals Co.	49,742	2,402,531
Constellium NV (a)	2,550	30,167
Materion Corp.	1,488	130,215
Olympic Steel, Inc.	11,168	375,021
Ryerson Holding Corp.	5,830	176,416
SunCoke Energy, Inc.	89,330	770,918
		4,426,719
Paper & Forest Products - 0.5%
Clearwater Paper Corp. (a)	5,290	200,015
Sylvamo Corp.	25,598	1,243,807
		1,443,822
TOTAL MATERIALS		12,336,310
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexanders, Inc.	1,050	231,063
American Assets Trust, Inc.	61,053	1,617,905
Apple Hospitality (REIT), Inc. (b)	22,867	360,841
Ashford Hospitality Trust, Inc. (a)	57,280	256,042
CareTrust (REIT), Inc.	34,439	639,877
Chatham Lodging Trust	7,951	97,559
Community Healthcare Trust, Inc.	1,862	66,660
EastGroup Properties, Inc.	7,149	1,058,481
Empire State Realty Trust, Inc.	52,374	353,001
Equity Commonwealth	8,137	203,181
Essential Properties Realty Trust, Inc.	51,122	1,199,833
Four Corners Property Trust, Inc.	10,385	269,283
Global Medical REIT, Inc. (b)	59,857	567,444
Global Net Lease, Inc. (b)	89,994	1,131,225
Kite Realty Group Trust	42,643	897,635
National Storage Affiliates Trust	40,079	1,447,653
Necessity Retail (REIT), Inc./The	73,088	433,412
Outfront Media, Inc.	40,984	679,515
Piedmont Office Realty Trust, Inc. Class A	110,361	1,012,010
Retail Opportunity Investments Corp.	28,807	432,969
RLJ Lodging Trust	20,508	217,180
SITE Centers Corp.	35,923	490,708
Summit Hotel Properties, Inc.	19,988	144,313
Terreno Realty Corp.	20,714	1,178,005
Universal Health Realty Income Trust (SBI)	8,508	406,087
		15,391,882
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	16,687	106,630
Marcus & Millichap, Inc.	3,869	133,287
		239,917
TOTAL REAL ESTATE		15,631,799
UTILITIES - 2.2%
Electric Utilities - 1.1%
Allete, Inc.	8,420	543,174
MGE Energy, Inc.	6,640	467,456
Otter Tail Corp.	14,810	869,495
PNM Resources, Inc.	3,080	150,273
Portland General Electric Co.	24,436	1,197,364
		3,227,762
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. A Shares	7,563	294,201
Chesapeake Utilities Corp.	652	77,053
South Jersey Industries, Inc.	3,005	106,768
		478,022
Independent Power and Renewable Electricity Producers - 0.8%
Altus Power, Inc. Class A (a)	27,070	176,496
Clearway Energy, Inc.:
Class A	34,990	1,046,901
Class C	23,881	761,087
Montauk Renewables, Inc. (a)(b)	5,401	59,573
Ormat Technologies, Inc.	1,529	132,228
Sunnova Energy International, Inc. (a)(b)	23,885	430,169
		2,606,454
Water Utilities - 0.1%
American States Water Co.	3,850	356,318
TOTAL UTILITIES		6,668,556
TOTAL COMMON STOCKS (Cost $299,306,716)		301,929,958

Money Market Funds - 8.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	7,103,967	7,105,388
Fidelity Securities Lending Cash Central Fund 4.37% (d)(e)	18,736,229	18,738,102
TOTAL MONEY MARKET FUNDS (Cost $25,843,490)		25,843,490

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $325,150,206)	327,773,448
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(17,980,704)
NET ASSETS - 100.0%	309,792,744

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	80	Mar 2023	7,083,600	(151,962)	(151,962)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	6,073,355	58,795,846	57,763,813	129,176	-	-	7,105,388	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	55,595,009	152,092,043	188,948,950	72,933	-	-	18,738,102	0.1%
Total	61,668,364	210,887,889	246,712,763	202,109	-	-	25,843,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,745,364	9,745,364	-	-
Consumer Discretionary	32,516,516	32,516,516	-	-
Consumer Staples	12,514,856	12,514,856	-	-
Energy	22,279,355	22,279,355	-	-
Financials	48,504,214	48,504,214	-	-
Health Care	51,517,186	51,517,186	-	-
Industrials	46,420,064	46,420,064	-	-
Information Technology	43,795,738	43,795,738	-	-
Materials	12,336,310	12,336,310	-	-
Real Estate	15,631,799	15,631,799	-	-
Utilities	6,668,556	6,668,556	-	-

Money Market Funds	25,843,490	25,843,490	-	-
Total Investments in Securities:	327,773,448	327,773,448	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(151,962)	(151,962)	-	-
Total Liabilities	(151,962)	(151,962)	-	-
Total Derivative Instruments:	(151,962)	(151,962)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(151,962)
Total Equity Risk	0	(151,962)
Total Value of Derivatives	0	(151,962)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $17,994,259) - See accompanying schedule:	$
Unaffiliated issuers (cost $299,306,716)		301,929,958
Fidelity Central Funds (cost $25,843,490)		25,843,490

Total Investment in Securities (cost $325,150,206)			$327,773,448
Segregated cash with brokers for derivative instruments			458,200
Receivable for fund shares sold			115,605
Dividends receivable			371,433
Distributions receivable from Fidelity Central Funds			32,056
Prepaid expenses			361
Other receivables			2,188
Total assets			328,753,291
Liabilities
Payable for fund shares redeemed		$12,067
Accrued management fee		94,632
Distribution and service plan fees payable		3,909
Payable for daily variation margin on futures contracts		24,507
Other affiliated payables		43,015
Other payables and accrued expenses		47,476
Collateral on securities loaned		18,734,941
Total Liabilities			18,960,547
Net Assets			$309,792,744
Net Assets consist of:
Paid in capital			$328,274,610
Total accumulated earnings (loss)			(18,481,866)
Net Assets			$309,792,744

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($25,328,680 ÷ 1,859,696 shares)			$13.62
Service Class :
Net Asset Value , offering price and redemption price per share ($201,460 ÷ 14,729 shares)			$13.68
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($18,360,470 ÷ 1,344,906 shares)			$13.65
Investor Class :
Net Asset Value , offering price and redemption price per share ($265,902,134 ÷ 19,641,391 shares)			$13.54
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$4,604,532
Income from Fidelity Central Funds (including $72,933 from security lending)		202,109
Total Income		4,806,641
Expenses
Management fee	$1,221,086
Transfer agent fees	421,128
Distribution and service plan fees	46,432
Accounting fees	122,437
Custodian fees and expenses	17,783
Independent trustees' fees and expenses	1,162
Audit	51,057
Legal	7,343
Miscellaneous	1,468
Total expenses before reductions	1,889,896
Expense reductions	(439)
Total expenses after reductions		1,889,457
Net Investment income (loss)		2,917,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,621,607)
Futures contracts	(1,802,991)
Total net realized gain (loss)		(18,424,598)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(57,257,411)
Futures contracts	(421,413)
Total change in net unrealized appreciation (depreciation)		(57,678,824)
Net gain (loss)		(76,103,422)
Net increase (decrease) in net assets resulting from operations		$(73,186,238)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,917,184	$1,596,615
Net realized gain (loss)	(18,424,598)	74,543,680
Change in net unrealized appreciation (depreciation)	(57,678,824)	(13,222,869)
Net increase (decrease) in net assets resulting from operations	(73,186,238)	62,917,426
Distributions to shareholders	(65,774,280)	(8,288,609)
Share transactions - net increase (decrease)	41,245,551	58,275,616
Total increase (decrease) in net assets	(97,714,967)	112,904,433

Net Assets
Beginning of period	407,507,711	294,603,278
End of period	$309,792,744	$407,507,711

Financial Highlights
VIP Disciplined Small Cap Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.38	$17.27	$14.68	$13.07	$16.86
Income from Investment Operations
Net investment income (loss) A,B	.14	.10	.10	.15	.14
Net realized and unrealized gain (loss)	(3.56)	3.44	2.60	2.81	(2.20)
Total from investment operations	(3.42)	3.54	2.70	2.96	(2.06)
Distributions from net investment income	(.13)	(.08)	(.11)	(.14)	(.14)
Distributions from net realized gain	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(3.34)	(.43)	(.11)	(1.35)	(1.73)
Net asset value, end of period	$13.62	$20.38	$17.27	$14.68	$13.07
Total Return C,D	(18.23)%	20.66%	18.45%	23.71%	(13.08)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.57%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.49%	.57%	.60%	.59%	.60%
Expenses net of all reductions	.49%	.57%	.60%	.59%	.60%
Net investment income (loss)	.96%	.48%	.77%	1.05%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$25,329	$30,964	$23,919	$23,600	$24,285
Portfolio turnover rate G	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Disciplined Small Cap Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.45	$17.33	$14.74	$13.12	$16.91
Income from Investment Operations
Net investment income (loss) A,B	.13	.08	.09	.13	.13
Net realized and unrealized gain (loss)	(3.58)	3.46	2.59	2.83	(2.21)
Total from investment operations	(3.45)	3.54	2.68	2.96	(2.08)
Distributions from net investment income	(.11)	(.06)	(.09)	(.13)	(.12)
Distributions from net realized gain	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(3.32)	(.42) C	(.09)	(1.34)	(1.71)
Net asset value, end of period	$13.68	$20.45	$17.33	$14.74	$13.12
Total Return D,E	(18.30)%	20.53%	18.28%	23.59%	(13.13)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59%	.67%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.59%	.67%	.70%	.69%	.70%
Expenses net of all reductions	.59%	.67%	.70%	.69%	.70%
Net investment income (loss)	.86%	.38%	.67%	.95%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$201	$301	$255	$217	$193
Portfolio turnover rate H	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Disciplined Small Cap Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.42	$17.30	$14.72	$13.11	$16.90
Income from Investment Operations
Net investment income (loss) A,B	.10	.05	.07	.11	.10
Net realized and unrealized gain (loss)	(3.57)	3.46	2.59	2.82	(2.20)
Total from investment operations	(3.47)	3.51	2.66	2.93	(2.10)
Distributions from net investment income	(.09)	(.03)	(.08)	(.11)	(.10)
Distributions from net realized gain	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(3.30)	(.39) C	(.08)	(1.32)	(1.69)
Net asset value, end of period	$13.65	$20.42	$17.30	$14.72	$13.11
Total Return D,E	(18.45)%	20.39%	18.12%	23.37%	(13.29)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74%	.82%	.85%	.84%	.85%
Expenses net of fee waivers, if any	.74%	.82%	.85%	.84%	.85%
Expenses net of all reductions	.74%	.82%	.85%	.84%	.85%
Net investment income (loss)	.71%	.23%	.52%	.80%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$18,360	$20,389	$13,720	$9,767	$6,823
Portfolio turnover rate H	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Disciplined Small Cap Portfolio Investor Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.28	$17.18	$14.61	$13.02	$16.79
Income from Investment Operations
Net investment income (loss) A,B	.13	.08	.09	.13	.13
Net realized and unrealized gain (loss)	(3.54)	3.44	2.58	2.80	(2.19)
Total from investment operations	(3.41)	3.52	2.67	2.93	(2.06)
Distributions from net investment income	(.12)	(.07)	(.10)	(.13)	(.12)
Distributions from net realized gain	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(3.33)	(.42)	(.10)	(1.34)	(1.71)
Net asset value, end of period	$13.54	$20.28	$17.18	$14.61	$13.02
Total Return C,D	(18.29)%	20.62%	18.33%	23.55%	(13.09)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.65%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.57%	.65%	.67%	.67%	.68%
Expenses net of all reductions	.57%	.65%	.67%	.67%	.68%
Net investment income (loss)	.88%	.41%	.70%	.97%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$265,902	$355,854	$256,709	$234,625	$213,119
Portfolio turnover rate G	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,227,459
Gross unrealized depreciation	(47,744,888)
Net unrealized appreciation (depreciation)	$(517,429)
Tax Cost	$328,290,877

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$926,421
Capital loss carryforward	$(18,890,860)
Net unrealized appreciation (depreciation) on securities and other investments	$(517,429)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(18,890,860)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$2,557,761	$8,288,609
Long-term Capital Gains	63,216,519	-
Total	$65,774,280	$8,288,609
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	333,609,181	354,253,215
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .36% of the Fund's average net assets.   During January 2022 the Board approved a change in the management fee rate from .45% to .36% effective February 1, 2022. For the reporting period, the annualized management fee rate was .37% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), served as sub-adviser for the Fund. Geode provided discretionary investment advisory services to the Fund and was paid by the investment adviser for providing these services. Effective after the close of business on March 18, 2022, Geode transitioned the management of assets and investment advisory services to the investment adviser.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$216
Service Class 2	46,216
$46,432
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$17,097.06
Service Class	135.06
Service Class 2	11,548.06
Investor Class	392,348.14
	$421,128

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Disciplined Small Cap Portfolio	$1,368

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Disciplined Small Cap Portfolio	5,553,372	5,731,419	(279,303)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Disciplined Small Cap Portfolio	$603

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Disciplined Small Cap Portfolio	$7,114	$714	$34,000

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $439.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$5,556,350	$660,963
Service Class	48,910	6,112
Service Class 2	3,286,577	368,516
Investor Class	56,882,443	7,253,018
Total	$65,774,280	$8,288,609
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	350,266	706,632	$5,982,816	$13,893,373
Reinvestment of distributions	369,912	34,146	5,556,350	660,963
Shares redeemed	(379,820)	(606,605)	(5,515,135)	(12,130,182)
Net increase (decrease)	340,358	134,173	$6,024,031	$2,424,154
Service Class 2
Shares sold	430,712	464,561	$6,300,442	$9,290,971
Reinvestment of distributions	218,177	19,001	3,286,577	368,516
Shares redeemed	(302,486)	(278,018)	(4,424,627)	(5,544,190)
Net increase (decrease)	346,403	205,544	$5,162,392	$4,115,297
Investor Class
Shares sold	949,088	5,121,959	$13,765,898	$101,819,650
Reinvestment of distributions	3,809,308	376,468	56,882,443	7,253,018
Shares redeemed	(2,665,369)	(2,888,216)	(40,589,213)	(57,336,503)
Net increase (decrease)	2,093,027	2,610,211	$30,059,128	$51,736,165
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	93%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Disciplined Small Cap Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Disciplined Small Cap Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments as of December 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
VIP Disciplined Small Cap Portfolio
Initial Class	.48%
Actual		$ 1,000	$ 1,048.60	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45
Service Class	.58%
Actual		$ 1,000	$ 1,048.30	$ 2.99
Hypothetical- B		$ 1,000	$ 1,022.28	$ 2.96
Service Class 2	.73%
Actual		$ 1,000	$ 1,047.20	$ 3.77
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72
Investor Class	.56%
Actual		$ 1,000	$ 1,048.20	$ 2.89
Hypothetical- B		$ 1,000	$ 1,022.38	$ 2.85

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Initial Class designates 1% and 100%; Service Class designates 2% and 100%; Service Class 2 designates 2% and 100%; Investor Class designates 2% and 100%; of the dividends distributed in February and November, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

1.820582.117
VDSC-ANN-0323
Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Initial Class	-26.40%	3.29%	7.25%
Service Class	-26.49%	3.17%	7.13%
Service Class 2	-26.57%	3.03%	6.98%
Investor Class	-26.45%	3.20%	7.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP International Capital Appreciation Portfolio - Initial Class, a class of the fund, on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
International equities returned -15.86% in 2022, according to the MSCI ACWI (All Country World Index) ex USA Index, as a multitude of risk factors challenged the global economy and financial markets. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. Early on, non-U.S. stocks retreated to begin 2022 and returned -26.40% through September. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. Market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. The index reversed course in the fourth quarter, gaining 14.31% amid optimism on inflation and policy easing. For the full 12 months, emerging markets (-20%) and Europe ex U.K. (-17%) notably lagged. Conversely, the U.K. (-4%) held up best, followed by Asia Pacific ex Japan (-8%). By sector, information technology (-34%) fared worst. Communication services and consumer discretionary (-21% each) also trailed the broader market. In sharp contrast, energy gained 9% amid elevated prices for oil and natural gas. The financials (-7%) sector also outperformed, as did utilities (-10%) and consumer staples (-12%).
Comments from Portfolio Manager Sammy Simnegar:
For the year ending December 31, 2022, the fund's share classes returned roughly -27% to -26%, notably underperforming the -15.86% result of the benchmark MSCI ACWI (All Country World Index) ex USA Index. By region, security selection in Europe ex U.K., the U.K. and Japan hindered the fund's relative result most. By sector, the primary detractors from performance versus the benchmark were an overweighting and picks among information technology firms. Investment choices and a sizable overweighting in industrials, along with stock selection and an underweighting in financials, hurt considerably as well. The biggest individual relative detractor was an overweight position in Kingspan Group (-55%). An outsized stake in Tokyo Electron (-47%) further pressured the portfolio's relative return, as did an overweighting in Brookfield (-53%). Conversely, a meaningful underweight in emerging markets and a modest overweighting in Canada contributed to the fund's relative result. By sector, the primary contributors to performance versus the benchmark were an underweighting and security selection in consumer discretionary. Smaller-than-benchmark exposure and stock picking in the communication services sector, especially media & entertainment firms, also helped. The biggest individual relative contributor was an overweight position in Novo-Nordisk (+21%), one of the fund's biggest holdings at the end of 2022. The second-largest relative contributor this period was avoiding Shopify, a benchmark component that returned -75%. An outsized stake in Richemont (+17%), an investment we established this period, added value versus the benchmark as well. Notable changes in geographic positioning include increased exposure to Switzerland and the U.K. By sector, meaningful shifts included an uptick in exposure to both consumer discretionary and financials stocks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0
Nestle SA (Reg. S) (Switzerland, Food Products)	3.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.5
L'Oreal SA (France, Personal Products)	2.3
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.1
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	2.0
Diageo PLC (United Kingdom, Beverages)	2.0
24.8

Market Sectors (% of Fund's net assets)

Information Technology	23.7
Industrials	20.4
Health Care	14.9
Financials	13.0
Consumer Discretionary	12.0
Consumer Staples	9.0
Materials	5.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 85.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
Canada - 10.4%
Brookfield Corp. (Canada) Class A	256,960	8,080,766
Canadian National Railway Co.	73,800	8,766,612
Canadian Pacific Railway Ltd.	120,440	8,979,629
Constellation Software, Inc.	5,790	9,039,755
Thomson Reuters Corp.	77,600	8,852,360
Waste Connections, Inc. (Canada)	55,310	7,331,639
TOTAL CANADA		51,050,761
Denmark - 4.6%
DSV A/S	58,580	9,246,411
Novo Nordisk A/S Series B	99,100	13,459,322
TOTAL DENMARK		22,705,733
France - 15.2%
Capgemini SA	47,100	7,873,999
Dassault Systemes SA	230,860	8,301,649
Hermes International SCA	6,428	9,942,832
L'Oreal SA	30,950	11,083,126
LVMH Moet Hennessy Louis Vuitton SE	18,601	13,535,823
Pernod Ricard SA	41,600	8,182,520
Sartorius Stedim Biotech	23,439	7,589,809
Teleperformance	34,976	8,337,901
TOTAL FRANCE		74,847,659
Germany - 1.6%
Infineon Technologies AG	264,900	8,050,822
India - 3.6%
HCL Technologies Ltd.	95,500	1,197,445
HDFC Bank Ltd. (a)	456,550	8,953,000
Infosys Ltd. sponsored ADR	432,300	7,785,723
TOTAL INDIA		17,936,168
Indonesia - 1.4%
PT Bank Central Asia Tbk	12,733,900	6,982,485
Ireland - 3.3%
Kingspan Group PLC (Ireland)	139,600	7,558,413
Linde PLC	26,170	8,536,131
TOTAL IRELAND		16,094,544
Japan - 6.6%
Hoya Corp.	84,800	8,122,024
Keyence Corp.	23,260	9,030,574
Recruit Holdings Co. Ltd.	243,300	7,615,771
Tokyo Electron Ltd.	26,362	7,745,913
TOTAL JAPAN		32,514,282
Luxembourg - 1.7%
Eurofins Scientific SA	114,248	8,201,221
Netherlands - 7.7%
ASM International NV (Netherlands)	30,760	7,759,257
ASML Holding NV (Netherlands)	23,078	12,583,328
Ferrari NV (Italy)	43,700	9,365,089
Wolters Kluwer NV	80,252	8,398,146
TOTAL NETHERLANDS		38,105,820
Sweden - 3.4%
Atlas Copco AB (A Shares)	738,400	8,748,857
Hexagon AB (B Shares)	751,800	7,882,692
TOTAL SWEDEN		16,631,549
Switzerland - 10.3%
Compagnie Financiere Richemont SA Series A	80,498	10,437,368
Givaudan SA	2,647	8,110,043
Nestle SA (Reg. S)	127,880	14,771,346
Partners Group Holding AG	8,879	7,843,365
Sika AG	39,145	9,410,584
TOTAL SWITZERLAND		50,572,706
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,027,800	14,929,402
United Kingdom - 12.7%
AstraZeneca PLC (United Kingdom)	91,040	12,319,477
Compass Group PLC	377,552	8,718,443
Diageo PLC	219,200	9,594,795
Halma PLC	315,500	7,529,304
London Stock Exchange Group PLC	94,400	8,110,961
RELX PLC (London Stock Exchange)	302,300	8,358,000
Rentokil Initial PLC	1,320,800	8,114,689
TOTAL UNITED KINGDOM		62,745,669
United States of America - 12.8%
Danaher Corp.	29,410	7,806,002
Marsh & McLennan Companies, Inc.	50,589	8,371,468
MercadoLibre, Inc. (a)	9,060	7,666,934
Moody's Corp.	28,950	8,066,049
NICE Ltd. sponsored ADR (a)	40,260	7,741,998
S&P Global, Inc.	23,163	7,758,215
Thermo Fisher Scientific, Inc.	14,484	7,976,194
Zoetis, Inc. Class A	52,900	7,752,495
TOTAL UNITED STATES OF AMERICA		63,139,355
TOTAL COMMON STOCKS (Cost $426,897,949)		484,508,176

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (b) (Cost $8,089,359)	8,087,741	8,089,359

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $434,987,308)	492,597,535
NET OTHER ASSETS (LIABILITIES) - 0.1%	380,368
NET ASSETS - 100.0%	492,977,903

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	78,082,043	189,725,487	259,718,171	89,750	-	-	8,089,359	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	-	38,421,968	38,421,968	12,221	-	-	-	0.0%
Total	78,082,043	228,147,455	298,140,139	101,971	-	-	8,089,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	59,666,489	26,974,855	32,691,634	-
Consumer Staples	43,631,787	8,182,520	35,449,267	-
Financials	64,166,309	40,119,863	24,046,446	-
Health Care	73,226,544	39,325,721	33,900,823	-
Industrials	100,308,428	67,471,111	32,837,317	-
Information Technology	117,451,861	39,856,037	77,595,824	-
Materials	26,056,758	16,646,174	9,410,584	-

Money Market Funds	8,089,359	8,089,359	-	-
Total Investments in Securities:	492,597,535	246,665,640	245,931,895	-
Financial Statements
Statement of Assets and Liabilities
		December 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $426,897,949)	$484,508,176
Fidelity Central Funds (cost $8,089,359)	8,089,359

Total Investment in Securities (cost $434,987,308)		$492,597,535
Foreign currency held at value (cost $130,758)		130,777
Receivable for fund shares sold		71,810
Dividends receivable		144,312
Reclaims receivable		819,839
Distributions receivable from Fidelity Central Funds		29,808
Prepaid expenses		572
Other receivables		237,984
Total assets		494,032,637
Liabilities
Payable for investments purchased	$181,087
Payable for fund shares redeemed	185,188
Accrued management fee	286,614
Distribution and service plan fees payable	14,812
Other affiliated payables	65,740
Deferred taxes	240,880
Audit fee payable	54,001
Other payables and accrued expenses	26,412
Total Liabilities		1,054,734
Net Assets		$492,977,903
Net Assets consist of:
Paid in capital		$499,518,077
Total accumulated earnings (loss)		(6,540,174)
Net Assets		$492,977,903

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($144,578,658 ÷ 8,663,909 shares)		$16.69
Service Class :
Net Asset Value , offering price and redemption price per share ($3,877,167 ÷ 233,214 shares)		$16.62
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($67,490,607 ÷ 4,094,032 shares)		$16.49
Investor Class :
Net Asset Value , offering price and redemption price per share ($277,031,471 ÷ 16,759,176 shares)		$16.53
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$6,583,258
Foreign Tax Reclaims		460,923
Income from Fidelity Central Funds (including $12,221 from security lending)		101,971
Income before foreign taxes withheld		7,146,152
Less foreign taxes withheld		(1,123,708)
Total Income		6,022,444
Expenses
Management fee	$3,560,138
Transfer agent fees	565,623
Distribution and service plan fees	159,336
Accounting fees	263,268
Custodian fees and expenses	87,046
Independent trustees' fees and expenses	1,824
Audit	79,922
Legal	1,767
Interest	3,954
Miscellaneous	2,471
Total expenses before reductions	4,725,349
Expense reductions	(17,588)
Total expenses after reductions		4,707,761
Net Investment income (loss)		1,314,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $163,485)	(54,200,571)
Foreign currency transactions	(36,979)
Total net realized gain (loss)		(54,237,550)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $52,648)	(128,438,501)
Assets and liabilities in foreign currencies	(62,383)
Total change in net unrealized appreciation (depreciation)		(128,500,884)
Net gain (loss)		(182,738,434)
Net increase (decrease) in net assets resulting from operations		$(181,423,751)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,314,683	$26,296
Net realized gain (loss)	(54,237,550)	53,271,246
Change in net unrealized appreciation (depreciation)	(128,500,884)	13,616,641
Net increase (decrease) in net assets resulting from operations	(181,423,751)	66,914,183
Distributions to shareholders	(42,401,547)	(35,601,116)
Share transactions - net increase (decrease)	30,826,304	68,701,190
Total increase (decrease) in net assets	(192,998,994)	100,014,257

Net Assets
Beginning of period	685,976,897	585,962,640
End of period	$492,977,903	$685,976,897

Financial Highlights
VIP International Capital Appreciation Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.37	$23.03	$19.50	$14.82	$17.39
Income from Investment Operations
Net investment income (loss) A,B	.06	.02	.08	.14 C	.12
Net realized and unrealized gain (loss)	(6.24)	2.75	4.13	4.79	(2.31)
Total from investment operations	(6.18)	2.77	4.21	4.93	(2.19)
Distributions from net investment income	(.05)	-	(.06)	(.09) D	(.12)
Distributions from net realized gain	(1.45)	(1.43)	(.61)	(.16) D	(.26)
Total distributions	(1.50)	(1.43)	(.68) E	(.25)	(.38)
Net asset value, end of period	$16.69	$24.37	$23.03	$19.50	$14.82
Total Return F,G	(26.40)%	12.39%	22.18%	33.33%	(12.75)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.82%	.82%	.85%	.86%	.89%
Expenses net of fee waivers, if any	.82%	.82%	.85%	.86%	.89%
Expenses net of all reductions	.82%	.82%	.80%	.84%	.85%
Net investment income (loss)	.33%	.08%	.39%	.78% C	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$144,579	$185,777	$162,289	$235,985	$20,921
Portfolio turnover rate J	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Capital Appreciation Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.28	$22.97	$19.46	$14.79	$17.36
Income from Investment Operations
Net investment income (loss) A,B	.04	- C	.06	.12 D	.10
Net realized and unrealized gain (loss)	(6.22)	2.73	4.12	4.78	(2.30)
Total from investment operations	(6.18)	2.73	4.18	4.90	(2.20)
Distributions from net investment income	(.03)	-	(.06)	(.07) E	(.11)
Distributions from net realized gain	(1.45)	(1.42)	(.61)	(.16) E	(.26)
Total distributions	(1.48)	(1.42)	(.67)	(.23)	(.37)
Net asset value, end of period	$16.62	$24.28	$22.97	$19.46	$14.79
Total Return F,G	(26.49)%	12.21%	22.11%	33.15%	(12.85)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.92%	.92%	.94%	.96%	.99%
Expenses net of fee waivers, if any	.92%	.92%	.94%	.96%	.99%
Expenses net of all reductions	.92%	.92%	.90%	.94%	.95%
Net investment income (loss)	.23%	(.02)%	.30%	.68% D	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$3,877	$5,064	$3,298	$739	$503
Portfolio turnover rate J	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .36%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Capital Appreciation Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.11	$22.81	$19.33	$14.70	$17.26
Income from Investment Operations
Net investment income (loss) A,B	.01	(.04)	.03	.09 C	.07
Net realized and unrealized gain (loss)	(6.16)	2.73	4.09	4.75	(2.28)
Total from investment operations	(6.15)	2.69	4.12	4.84	(2.21)
Distributions from net investment income	(.02)	-	(.03)	(.04) D	(.09)
Distributions from net realized gain	(1.45)	(1.39)	(.61)	(.16) D	(.26)
Total distributions	(1.47)	(1.39)	(.64)	(.21) E	(.35)
Net asset value, end of period	$16.49	$24.11	$22.81	$19.33	$14.70
Total Return F,G	(26.57)%	12.11%	21.91%	32.93%	(12.98)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.07%	1.07%	1.09%	1.11%	1.14%
Expenses net of fee waivers, if any	1.07%	1.07%	1.09%	1.11%	1.14%
Expenses net of all reductions	1.07%	1.07%	1.05%	1.09%	1.10%
Net investment income (loss)	.08%	(.17)%	.15%	.53% C	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$67,491	$68,271	$41,512	$25,986	$17,134
Portfolio turnover rate J	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Capital Appreciation Portfolio Investor Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.15	$22.85	$19.35	$14.71	$17.26
Income from Investment Operations
Net investment income (loss) A,B	.04	- C	.06	.12 D	.10
Net realized and unrealized gain (loss)	(6.17)	2.72	4.10	4.75	(2.28)
Total from investment operations	(6.13)	2.72	4.16	4.87	(2.18)
Distributions from net investment income	(.03)	-	(.05)	(.07) E	(.11)
Distributions from net realized gain	(1.45)	(1.42)	(.61)	(.16) E	(.26)
Total distributions	(1.49) F	(1.42)	(.66)	(.23)	(.37)
Net asset value, end of period	$16.53	$24.15	$22.85	$19.35	$14.71
Total Return G,H	(26.45)%	12.24%	22.14%	33.16%	(12.80)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.90%	.90%	.92%	.94%	.97%
Expenses net of fee waivers, if any	.90%	.90%	.92%	.94%	.97%
Expenses net of all reductions	.90%	.90%	.88%	.92%	.93%
Net investment income (loss)	.25%	-% K	.32%	.70% D	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$277,031	$426,865	$378,864	$319,432	$240,661
Portfolio turnover rate L	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,148,338
Gross unrealized depreciation	(33,218,311)
Net unrealized appreciation (depreciation)	$49,930,027
Tax Cost	$442,667,508

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,957
Capital loss carryforward	$(56,429,943)
Net unrealized appreciation (depreciation) on securities and other investments	$50,104,692

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(56,429,943)
Long-term	-
Total capital loss carryforward	$(56,429,943)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$ 1,053,892	$ 19,311,101
Long-term Capital Gains	41,347,655	16,290,015
Total	$42,401,547	$35,601,116

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	548,673,453	549,017,004

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$4,068
Service Class 2	155,268
$159,336

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$90,409.06
Service Class	2,538.06
Service Class 2	38,972.06
Investor Class	433,704.14
	$565,623

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP International Capital Appreciation Portfolio	$1,142

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	Borrower	$ 6,670,571	1.30%	$3,375

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP International Capital Appreciation Portfolio	46,025,092	30,703,775	(2,708,361)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP International Capital Appreciation Portfolio	$942

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP International Capital Appreciation Portfolio	$1,263	$-	$-

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	$2,271,778	1.02%	$579

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,588.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$ 11,449,265	$7,944,073
Service Class	318,546	259,844
Service Class 2	4,333,408	3,152,768
Investor Class	26,300,328	24,244,431
Total	$42,401,547	$35,601,116

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	864,507	3,300,193	$ 13,876,371	$ 80,402,622
Reinvestment of distributions	569,522	339,463	11,449,265	7,944,073
Shares redeemed	(394,156)	(3,061,007)	(6,847,294)	(70,562,404)
Net increase (decrease)	1,039,873	578,649	$18,478,342	$17,784,291
Service Class
Shares sold	128,416	78,401	$ 2,220,532	$ 1,806,994
Reinvestment of distributions	15,480	10,790	310,614	252,265
Shares redeemed	(119,224)	(24,248)	(1,977,946)	(575,552)
Net increase (decrease)	24,672	64,943	$553,200	$1,483,707
Service Class 2
Shares sold	1,432,912	1,253,378	$ 25,072,392	$ 29,603,200
Reinvestment of distributions	217,445	135,884	4,333,408	3,152,768
Shares redeemed	(388,375)	(376,802)	(6,870,808)	(8,861,375)
Net increase (decrease)	1,261,982	1,012,460	$22,534,992	$23,894,593
Investor Class
Shares sold	475,827	1,657,885	$ 8,946,530	$ 38,720,039
Reinvestment of distributions	1,317,861	1,043,791	26,300,327	24,244,431
Shares redeemed	(2,708,247)	(1,610,790)	(45,987,087)	(37,425,871)
Net increase (decrease)	(914,559)	1,090,886	$(10,740,230)	$25,538,599
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP International Capital Appreciation Portfolio	60%	1	25%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and Shareholders of VIP International Capital Appreciation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP International Capital Appreciation Portfolio (one of the funds constituting Variable Insurance Products Fund II, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
VIP International Capital Appreciation Portfolio
Initial Class	.82%
Actual		$ 1,000	$ 1,042.70	$ 4.22
Hypothetical- B		$ 1,000	$ 1,021.07	$ 4.18
Service Class	.92%
Actual		$ 1,000	$ 1,041.20	$ 4.73
Hypothetical- B		$ 1,000	$ 1,020.57	$ 4.69
Service Class 2	1.07%
Actual		$ 1,000	$ 1,041.30	$ 5.51
Hypothetical- B		$ 1,000	$ 1,019.81	$ 5.45
Investor Class	.90%
Actual		$ 1,000	$ 1,041.60	$ 4.63
Hypothetical- B		$ 1,000	$ 1,020.67	$ 4.58

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Initial Class designates 18%; Service Class designates 23%; Service Class 2 designates 32%; and Investor Class designates 22% of the dividends distributed in November, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
VIP International Capital Appreciation Portfolio
Initial Class	11/30/2022	$.0758	$0.0278
Service Class	11/30/2022	$.0588	$0.0278
Service Class 2	11/30/2022	$.0428	$0.0278
Investor Class	11/30/2022	$.0618	$0.0278

1.811843.118
VIPCAP-ANN-0323
Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Initial Class	-26.31%	8.66%	11.43%
Service Class	-26.38%	8.55%	11.31%
Service Class 2	-26.49%	8.39%	11.15%
Investor Class	-26.38%	8.57%	11.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Contrafund® Portfolio - Initial Class, a class of the fund, on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -18.11% in 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March, the Fed hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. Against this backdrop, the S&P 500 ® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month that stayed true to form, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded in 2022, as it shed 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with a rate hike of 0.75% and ended on a high note when the Fed signaled its intent to slow its pace of rate rises. For the year, value stocks handily outpaced growth. This headwind was pronounced in the growthier communication services (-40%), consumer discretionary (-37%) and information technology (-28%) sectors. In sharp contrast, energy (+66%) shined.
Comments from Co-Managers William Danoff and Jean Park:
For the year, the fund's share classes returned roughly -26%, trailing the -18.11% result of the benchmark S&P 500 ® index. The largest detractor from performance versus the benchmark were stock picks in information technology. Also detracting from performance was an underweighting and security selection in energy. Stock picking and an overweighting in the communication services sector, primarily within the media & entertainment industry, also hurt. The fund's biggest individual relative detractor was an outsized stake in Meta Platforms (-64%). The company was among our largest holdings. Also hampering performance was our overweighting in Nvidia (-50%). We reduced our stake the past 12 months. Also holding back performance was our outsized stake in Alphabet (-39%). Alphabet was one of our biggest holdings. Conversely, the top contributors to performance versus the benchmark were an underweighting and stock selection in consumer discretionary. Also bolstering the fund's relative result was an overweighting in health care and an underweighting in real estate. The fund's position in cash contributed in a down market. The fund's biggest individual relative contributor was our lighter-than-benchmark stake in Tesla (-65%). We decreased our position this period. Also boosting value was our overweighting in UnitedHealth Group (+7%). UnitedHealth Group was among the fund's largest holdings. Notable changes in positioning include a lower allocation to the information technology and consumer discretionary sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.5
Apple, Inc.	5.5
UnitedHealth Group, Inc.	5.4
Alphabet, Inc. Class C	5.2
Berkshire Hathaway, Inc. Class B	4.4
Eli Lilly & Co.	3.0
Meta Platforms, Inc. Class A	2.7
Amazon.com, Inc.	2.7
Regeneron Pharmaceuticals, Inc.	1.6
Costco Wholesale Corp.	1.6
39.6

Market Sectors (% of Fund's net assets)

Information Technology	25.3
Health Care	19.0
Financials	13.4
Communication Services	10.7
Consumer Discretionary	8.5
Energy	6.9
Industrials	4.6
Consumer Staples	4.0
Materials	2.6
Utilities	0.8
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.8%

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	1,591,900	62,720,860
Entertainment - 1.5%
Activision Blizzard, Inc.	800,900	61,308,895
Liberty Media Corp. Liberty Formula One Series C (a)	365,927	21,875,116
Netflix, Inc. (a)	537,499	158,497,705
The Walt Disney Co. (a)	42,258	3,671,375
Universal Music Group NV	736,568	17,812,196
		263,165,287
Interactive Media & Services - 8.0%
Alphabet, Inc. Class C (a)	9,777,640	867,569,997
Bumble, Inc. (a)	292,400	6,155,020
Epic Games, Inc. (a)(b)(c)	18,849	15,371,736
Meta Platforms, Inc. Class A (a)	3,808,122	458,269,401
Pinterest, Inc. Class A (a)	214,600	5,210,488
		1,352,576,642
Media - 0.5%
Comcast Corp. Class A	2,317,000	81,025,490
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	264,900	37,086,000
TOTAL COMMUNICATION SERVICES		1,796,574,279
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.4%
General Motors Co.	313,600	10,549,504
Harley-Davidson, Inc.	116,300	4,838,080
Hyundai Motor Co.	128,600	15,422,665
Rad Power Bikes, Inc. (a)(b)(c)	401,674	1,486,194
Rivian Automotive, Inc. (a)	11,312	208,480
Tesla, Inc. (a)	4,800	591,264
Toyota Motor Corp.	1,903,700	25,971,314
		59,067,501
Distributors - 0.1%
Genuine Parts Co.	102,200	17,732,722
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A (a)	293,700	25,111,350
Chipotle Mexican Grill, Inc. (a)	3,385	4,696,654
Domino's Pizza, Inc.	12,704	4,400,666
Evolution AB (d)	12,500	1,217,556
Hilton Worldwide Holdings, Inc.	183,600	23,199,696
Hyatt Hotels Corp. Class A (a)	12,900	1,166,805
McDonald's Corp.	38,300	10,093,199
		69,885,926
Household Durables - 0.2%
Lennar Corp. Class A	165,378	14,966,709
NVR, Inc. (a)	3,000	13,837,740
		28,804,449
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	5,343,640	448,865,760
Coupang, Inc. Class A (a)	1,057,695	15,558,693
Deliveroo PLC Class A (a)(d)	347,500	360,034
MercadoLibre, Inc. (a)	3,700	3,131,088
Uber Technologies, Inc. (a)	32,500	803,725
Wayfair LLC Class A (a)	12,900	424,281
		469,143,581
Multiline Retail - 0.6%
Dollar General Corp.	366,100	90,152,125
Dollar Tree, Inc. (a)	95,800	13,549,952
Dollarama, Inc.	48,600	2,842,418
		106,544,495
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	449,553	23,619,515
AutoZone, Inc. (a)	42,200	104,072,796
Dick's Sporting Goods, Inc.	274,129	32,974,977
Fanatics, Inc. Class A (a)(b)(c)	232,280	17,692,768
Lowe's Companies, Inc.	305,300	60,827,972
National Vision Holdings, Inc. (a)	201,000	7,790,760
O'Reilly Automotive, Inc. (a)	129,300	109,133,079
The Home Depot, Inc.	697,560	220,331,302
TJX Companies, Inc.	55,254	4,398,218
Tractor Supply Co.	21,500	4,836,855
Ulta Beauty, Inc. (a)	55,400	25,986,478
Williams-Sonoma, Inc.	220,504	25,340,320
		637,005,040
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	13,759	5,492,042
Dr. Martens Ltd.	2,176,495	5,015,208
NIKE, Inc. Class B	161,730	18,924,027
On Holding AG (a)	520,100	8,924,916
		38,356,193
TOTAL CONSUMER DISCRETIONARY		1,426,539,907
CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	111,900	6,739,845
Constellation Brands, Inc. Class A (sub. vtg.)	46,900	10,869,075
Diageo PLC	479,977	21,009,493
Keurig Dr. Pepper, Inc.	37,900	1,351,514
PepsiCo, Inc.	256,670	46,370,002
The Coca-Cola Co.	1,324,000	84,219,640
		170,559,569
Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	125,900	5,532,533
Casey's General Stores, Inc.	21,500	4,823,525
Costco Wholesale Corp.	593,601	270,978,857
Performance Food Group Co. (a)	26,900	1,570,691
Walmart, Inc.	48,200	6,834,278
		289,739,884
Food Products - 0.1%
Archer Daniels Midland Co.	27,640	2,566,374
General Mills, Inc.	25,100	2,104,635
Mondelez International, Inc.	120,100	8,004,665
Nestle SA (Reg. S)	19,150	2,212,006
		14,887,680
Household Products - 0.8%
Procter & Gamble Co.	892,900	135,327,924
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	216,010	53,594,241
L'Oreal SA (a)	19,100	6,839,667
Olaplex Holdings, Inc. (a)	714,413	3,722,092
		64,156,000
TOTAL CONSUMER STAPLES		674,671,057
ENERGY - 6.8%
Energy Equipment & Services - 0.0%
Halliburton Co.	87,000	3,423,450
Oil, Gas & Consumable Fuels - 6.8%
Birchcliff Energy Ltd.	174,434	1,214,854
Canadian Natural Resources Ltd.	521,600	28,965,365
Cenovus Energy, Inc. (Canada)	255,100	4,949,392
Cheniere Energy, Inc.	256,700	38,494,732
Chevron Corp.	990,300	177,748,947
ConocoPhillips Co.	1,181,600	139,428,800
Devon Energy Corp.	417,400	25,674,274
Diamondback Energy, Inc.	143,800	19,668,964
EOG Resources, Inc.	316,800	41,031,936
Equinor ASA	80,000	2,875,222
Excelerate Energy, Inc. (e)	15,371	385,044
Exxon Mobil Corp.	2,040,800	225,100,240
Hess Corp.	329,713	46,759,898
Marathon Petroleum Corp.	665,300	77,434,267
Occidental Petroleum Corp.	1,959,762	123,445,408
Ovintiv, Inc.	18,400	933,064
PDC Energy, Inc.	695,370	44,142,088
Phillips 66 Co.	119,500	12,437,560
Pioneer Natural Resources Co.	137,900	31,494,981
Reliance Industries Ltd.	239,781	7,360,134
Suncor Energy, Inc.	47,200	1,497,223
Tourmaline Oil Corp.	54,412	2,745,515
Valero Energy Corp.	656,800	83,321,648
		1,137,109,556
TOTAL ENERGY		1,140,533,006
FINANCIALS - 13.4%
Banks - 3.9%
AIB Group PLC	347,100	1,343,536
Banco Santander SA (Spain)	826,200	2,470,433
Bank of America Corp.	7,602,019	251,778,869
Bank of Ireland Group PLC	519,000	4,944,516
Citigroup, Inc.	58,300	2,636,909
HDFC Bank Ltd. sponsored ADR	28,700	1,963,367
JPMorgan Chase & Co.	1,757,139	235,632,340
Nu Holdings Ltd.	1,157,000	4,708,990
Royal Bank of Canada	622,900	58,563,641
Starling Bank Ltd. Series D (a)(b)(c)	2,643,467	10,002,915
The Toronto-Dominion Bank	592,400	38,357,244
Wells Fargo & Co.	1,216,600	50,233,414
		662,636,174
Capital Markets - 2.7%
Ameriprise Financial, Inc.	56,000	17,436,720
BlackRock, Inc. Class A	800	566,904
Brookfield Asset Management Ltd. Class A (a)	6,417	183,742
Brookfield Corp. (Canada) Class A	8,700	273,594
Charles Schwab Corp.	173,800	14,470,588
Goldman Sachs Group, Inc.	132,400	45,463,512
Morgan Stanley	1,683,700	143,148,174
MSCI, Inc.	238,728	111,049,104
Raymond James Financial, Inc.	546,506	58,394,166
S&P Global, Inc.	142,400	47,695,456
T. Rowe Price Group, Inc. (e)	146,600	15,988,196
		454,670,156
Consumer Finance - 0.0%
American Express Co.	15,300	2,260,575
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	2,380,188	735,240,073
Insurance - 2.4%
American International Group, Inc.	795,411	50,301,792
Aon PLC	8,000	2,401,120
Arthur J. Gallagher & Co.	473,400	89,254,836
Brookfield Asset Management Reinsurance Partners Ltd.	2,671	83,503
Chubb Ltd.	318,200	70,194,920
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,600	5,094,388
Hartford Financial Services Group, Inc.	541,731	41,079,462
Intact Financial Corp.	107,200	15,431,575
Marsh & McLennan Companies, Inc.	60,300	9,978,444
Progressive Corp.	543,400	70,484,414
The Travelers Companies, Inc.	258,000	48,372,420
W.R. Berkley Corp.	30,400	2,206,128
		404,883,002
TOTAL FINANCIALS		2,259,689,980
HEALTH CARE - 18.9%
Biotechnology - 3.7%
AbbVie, Inc.	210,307	33,987,714
Alnylam Pharmaceuticals, Inc. (a)	44,000	10,456,600
Argenx SE ADR (a)	29,002	10,986,828
Biohaven Ltd. (a)	4,312	59,851
Galapagos NV sponsored ADR (a)	128,100	5,685,078
Genmab A/S (a)	7,315	3,092,744
Gilead Sciences, Inc.	904,641	77,663,430
Intellia Therapeutics, Inc. (a)	37,752	1,317,167
Legend Biotech Corp. ADR (a)	124,100	6,195,072
Moderna, Inc. (a)	16,100	2,891,882
Neurocrine Biosciences, Inc. (a)	21,800	2,603,792
Nuvalent, Inc. Class A (a)	47,300	1,408,594
Regeneron Pharmaceuticals, Inc. (a)	381,225	275,050,025
United Therapeutics Corp. (a)	68,444	19,033,592
Vertex Pharmaceuticals, Inc. (a)	588,800	170,033,664
Zai Lab Ltd. (a)	761,170	2,356,016
		622,822,049
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	113,400	5,247,018
DexCom, Inc. (a)	17,000	1,925,080
Edwards Lifesciences Corp. (a)	428,928	32,002,318
Figs, Inc. Class A (a)	78,100	525,613
Intuitive Surgical, Inc. (a)	270,360	71,740,026
ResMed, Inc.	130,000	27,056,900
Straumann Holding AG	25,753	2,953,127
		141,450,082
Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	62,500	10,356,875
Cardinal Health, Inc.	104,100	8,002,167
Cigna Corp.	112,400	37,242,616
Elevance Health, Inc.	107,600	55,195,572
HCA Holdings, Inc.	37,267	8,942,589
McKesson Corp.	160,120	60,064,214
Molina Healthcare, Inc. (a)	171,700	56,698,774
Option Care Health, Inc. (a)	121,673	3,661,141
P3 Health Partners, Inc. (a)(b)	267,397	492,010
UnitedHealth Group, Inc.	1,707,540	905,303,557
		1,145,959,515
Health Care Technology - 0.1%
Doximity, Inc. (a)(e)	415,700	13,950,892
Life Sciences Tools & Services - 2.2%
Danaher Corp.	743,463	197,329,949
Mettler-Toledo International, Inc. (a)	16,800	24,283,560
Thermo Fisher Scientific, Inc.	230,868	127,136,699
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	147,133	8,358,626
Waters Corp. (a)	66,736	22,862,419
		379,971,253
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	31,000	2,101,800
Bristol-Myers Squibb Co.	1,041,200	74,914,340
DICE Therapeutics, Inc. (a)	73,200	2,283,840
Eli Lilly & Co.	1,358,553	497,013,030
Intra-Cellular Therapies, Inc. (a)	41,900	2,217,348
Johnson & Johnson	419,700	74,140,005
Merck & Co., Inc.	1,474,500	163,595,775
Nuvation Bio, Inc. (a)	256,585	492,643
Pfizer, Inc.	85,900	4,401,516
Roche Holding AG (participation certificate)	28,850	9,065,753
Royalty Pharma PLC	831,869	32,875,463
Zoetis, Inc. Class A	167,400	24,532,470
		887,633,983
TOTAL HEALTH CARE		3,191,787,774
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	117,400	57,113,926
Northrop Grumman Corp.	148,000	80,750,280
Space Exploration Technologies Corp. Class A (a)(b)(c)	175,917	13,545,609
TransDigm Group, Inc.	1,600	1,007,440
		152,417,255
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	674,100	117,185,544
Zipline International, Inc. (a)(b)(c)	50,479	1,118,615
		118,304,159
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	13,000	971,880
Building Products - 0.3%
Carrier Global Corp.	834,100	34,406,625
Toto Ltd.	531,900	18,041,768
Trane Technologies PLC	6,100	1,025,349
		53,473,742
Commercial Services & Supplies - 0.3%
Cintas Corp.	14,725	6,650,105
Clean Harbors, Inc. (a)	59,000	6,733,080
Clean TeQ Water Pty Ltd. (a)	3,117	823
Copart, Inc. (a)	172,000	10,473,080
Waste Management, Inc.	167,000	26,198,960
		50,056,048
Construction & Engineering - 0.1%
Quanta Services, Inc.	77,100	10,986,750
Willscot Mobile Mini Holdings (a)	21,800	984,706
		11,971,456
Electrical Equipment - 0.2%
AMETEK, Inc.	125,300	17,506,916
Eaton Corp. PLC	37,700	5,917,015
Emerson Electric Co.	10,600	1,018,236
Hubbell, Inc. Class B	35,400	8,307,672
		32,749,839
Industrial Conglomerates - 0.3%
General Electric Co.	615,677	51,587,576
Machinery - 0.8%
Caterpillar, Inc.	65,600	15,715,136
Deere & Co.	88,900	38,116,764
Fortive Corp.	48,800	3,135,400
IDEX Corp.	37,020	8,452,777
Indutrade AB	46,600	942,731
Otis Worldwide Corp.	386,700	30,282,477
PACCAR, Inc.	187,197	18,526,887
Parker Hannifin Corp.	91,179	26,533,089
		141,705,261
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	451,100	33,632,603
J.B. Hunt Transport Services, Inc.	97,100	16,930,356
Localiza Rent a Car SA	59,100	595,505
Localiza Rent a Car SA rights (a)	258	526
Old Dominion Freight Lines, Inc.	160,900	45,660,202
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	24,400	58,415
		96,877,607
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	42,900	23,863,125
TOTAL INDUSTRIALS		733,977,948
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	132,600	16,091,010
Motorola Solutions, Inc.	4,100	1,056,611
		17,147,621
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	2,792,331	212,608,082
CDW Corp.	52,300	9,339,734
Jabil, Inc.	45,600	3,109,920
Keysight Technologies, Inc. (a)	100,000	17,107,000
		242,164,736
IT Services - 2.7%
Accenture PLC Class A	525,597	140,250,303
Adyen BV (a)(d)	5,262	7,304,971
Automatic Data Processing, Inc.	214,400	51,211,584
Cloudflare, Inc. (a)	9,353	422,849
Gartner, Inc. (a)	11,391	3,828,971
MasterCard, Inc. Class A	301,200	104,736,276
MongoDB, Inc. Class A (a)	5,000	984,200
Shopify, Inc. Class A (a)	19,700	683,971
Snowflake, Inc. (a)	101,811	14,613,951
Visa, Inc. Class A	604,700	125,632,472
X Holdings I, Inc. (b)(c)	5,530	2,193,917
		451,863,465
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	682,673	44,216,730
Analog Devices, Inc.	595,739	97,719,068
ASML Holding NV	91,600	50,050,240
Broadcom, Inc.	183,800	102,768,094
Enphase Energy, Inc. (a)	83,600	22,150,656
First Solar, Inc. (a)	40,100	6,006,579
KLA Corp.	215,000	81,061,450
Lam Research Corp.	133,200	55,983,960
Lattice Semiconductor Corp. (a)	143,623	9,318,260
Marvell Technology, Inc.	114,548	4,242,858
Monolithic Power Systems, Inc.	80,450	28,447,925
NVIDIA Corp.	1,343,640	196,359,550
onsemi (a)	1,601,096	99,860,358
Qualcomm, Inc.	1,027,217	112,932,237
Synaptics, Inc. (a)	160,943	15,315,336
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	63,700	4,745,013
Texas Instruments, Inc.	63,600	10,507,992
		941,686,306
Software - 10.0%
Adobe, Inc. (a)	120,900	40,686,477
Aspen Technology, Inc. (a)	6,852	1,407,401
Atlassian Corp. PLC (a)	46,348	5,964,061
Autodesk, Inc. (a)	88,500	16,537,995
Cadence Design Systems, Inc. (a)	581,021	93,335,213
Check Point Software Technologies Ltd. (a)	44,000	5,551,040
Clear Secure, Inc. (e)	189,247	5,191,045
Fair Isaac Corp. (a)	3,200	1,915,456
Fortinet, Inc. (a)	1,755,000	85,801,950
Intuit, Inc.	2,732	1,063,349
Microsoft Corp.	5,234,400	1,255,313,806
Oracle Corp.	25,900	2,117,066
Roper Technologies, Inc.	84,000	36,295,560
Salesforce.com, Inc. (a)	561,238	74,414,546
Samsara, Inc.	87,200	1,083,896
ServiceNow, Inc. (a)	21,702	8,426,236
Stripe, Inc. Class B (a)(b)(c)	74,500	1,670,290
Synopsys, Inc. (a)	65,600	20,945,424
Tanium, Inc. Class B (a)(b)(c)	350,002	2,548,015
Zoom Video Communications, Inc. Class A (a)	314,100	21,277,134
		1,681,545,960
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	7,154,092	929,531,174
Dell Technologies, Inc.	24,627	990,498
Pure Storage, Inc. Class A (a)	40,200	1,075,752
		931,597,424
TOTAL INFORMATION TECHNOLOGY		4,266,005,512
MATERIALS - 2.6%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	28,400	8,754,584
Albemarle Corp.	57,100	12,382,706
CF Industries Holdings, Inc.	550,704	46,919,981
Corteva, Inc.	188,200	11,062,396
Linde PLC	9,200	3,000,856
Sherwin-Williams Co.	206,135	48,922,020
Westlake Corp.	76,956	7,891,068
		138,933,611
Metals & Mining - 1.8%
Barrick Gold Corp. (Canada)	367,609	6,301,481
Cleveland-Cliffs, Inc. (a)	348,900	5,620,779
Franco-Nevada Corp.	753,855	102,761,460
Freeport-McMoRan, Inc.	1,144,872	43,505,136
Glencore PLC	695,000	4,634,710
Ivanhoe Electric, Inc. (a)	70,900	861,435
Ivanhoe Mines Ltd. (a)	77,100	609,284
Novagold Resources, Inc. (a)	62,678	374,494
Nucor Corp.	489,987	64,585,186
POSCO sponsored ADR	18,823	1,025,289
Steel Dynamics, Inc.	754,731	73,737,219
Wheaton Precious Metals Corp.	77,200	3,016,160
		307,032,633
TOTAL MATERIALS		445,966,244
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	225,200	5,623,244
Prologis (REIT), Inc.	16,600	1,871,318
VICI Properties, Inc.	238,400	7,724,160
		15,218,722
UTILITIES - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp.	242,400	20,897,304
NextEra Energy, Inc.	1,133,687	94,776,233
PG&E Corp. (a)	660,100	10,733,226
Southern Co.	116,574	8,324,549
		134,731,312
TOTAL COMMON STOCKS (Cost $9,855,384,520)		16,085,695,741

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	10,933,334
Reddit, Inc.:
Series E(a)(b)(c)	27,000	1,011,420
Series F(a)(b)(c)	85,531	3,203,991
		15,148,745
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	52,367	193,758
Series C(a)(b)(c)	206,059	762,418
Series D(a)(b)(c)	277,030	1,025,011
		1,981,187
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,500	887,425

Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	65,587	1,721,659

TOTAL CONSUMER DISCRETIONARY		4,590,271

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	5,376	778,122
Series H(a)(b)(c)	6,820	987,127
		1,765,249
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	22,172	450,313

TOTAL CONSUMER STAPLES		2,215,562

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	1,885,632

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	229,170	3,258,797
Series F(a)(b)(c)	6,800	96,696
Somatus, Inc. Series E (b)(c)	1,539	1,321,878
		4,677,371
TOTAL HEALTH CARE		6,563,003

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	208,655	3,874,723
Space Exploration Technologies Corp. Series N (a)(b)(c)	39,568	30,467,360
		34,342,083
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	132,331	2,932,455

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	26,772	1,749,818

TOTAL INDUSTRIALS		39,024,356

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Nuro, Inc.:
Series C(a)(b)(c)	305,791	2,333,185
Series D(a)(b)(c)	63,961	488,022
Stripe, Inc. Series H (a)(b)(c)	30,400	681,568
Tenstorrent, Inc. Series C1 (a)(b)(c)	32,500	1,693,575
		5,196,350
TOTAL CONVERTIBLE PREFERRED STOCKS		72,738,287
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (b)(c)	103,462	2,715,878

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,044,900	11,128,185

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,844,063
TOTAL PREFERRED STOCKS (Cost $79,083,475)		86,582,350

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $1,810,000)	1,810,000	1,585,560

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (i)	685,324,950	685,462,015
Fidelity Securities Lending Cash Central Fund 4.37% (i)(j)	7,159,784	7,160,500
TOTAL MONEY MARKET FUNDS (Cost $692,617,606)		692,622,515

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,628,895,601)	16,866,486,166
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,135,466
NET ASSETS - 100.0%	16,870,621,632

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,520,420 or 0.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,882,561 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,762,067

Bowery Farming, Inc. Series C1	5/18/21	1,335,847

ByteDance Ltd. Series E1	11/18/20	6,657,837

Circle Internet Financial Ltd. Series E	5/11/21	1,679,200

Circle Internet Financial Ltd. Series F	5/09/22	2,763,836

Discord, Inc. Series I	9/15/21	1,376,561

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175

Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410

GoBrands, Inc. Series G	3/02/21	1,342,480

GoBrands, Inc. Series H	7/22/21	2,649,506

Lyra Health, Inc. Series E	1/14/21	2,098,418

Lyra Health, Inc. Series F	6/04/21	106,790

Nuro, Inc. Series C	10/30/20	3,991,979

Nuro, Inc. Series D	10/29/21	1,333,313

P3 Health Partners, Inc.	5/25/21	2,673,970

Rad Power Bikes, Inc.	1/21/21	1,937,611

Rad Power Bikes, Inc. Series A	1/21/21	252,610

Rad Power Bikes, Inc. Series C	1/21/21	993,996

Rad Power Bikes, Inc. Series D	9/17/21	2,655,000

Reddit, Inc. Series E	5/18/21	1,146,803

Reddit, Inc. Series F	8/11/21	5,285,337

Relativity Space, Inc. Series E	5/27/21	4,764,658

Somatus, Inc. Series E	1/31/22	1,342,985

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	10,018,108

Space Exploration Technologies Corp. Series N	8/04/20	10,683,360

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	5,186,912

Stripe, Inc. Class B	5/18/21	2,989,564

Stripe, Inc. Series H	3/15/21	1,219,800

Tanium, Inc. Class B	9/18/20	3,988,343

Tenstorrent, Inc. Series C1	4/23/21	1,932,265

Tenstorrent, Inc. 0%	4/23/21	1,810,000

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	5,409,747

X Holdings I, Inc.	10/25/22	5,530,000

Zipline International, Inc.	10/12/21	1,817,244

Zipline International, Inc. Series E	12/21/20	4,317,881

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	382,874,841	5,110,405,371	4,807,818,196	10,517,634	-	(1)	685,462,015	1.6%
Fidelity Securities Lending Cash Central Fund 4.37%	52,611,950	560,125,504	605,576,954	149,350	-	-	7,160,500	0.0%
Total	435,486,791	5,670,530,875	5,413,395,150	10,666,984	-	(1)	692,622,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,811,723,024	1,763,390,347	17,812,196	30,520,481
Consumer Discretionary	1,433,846,056	1,380,172,075	27,188,870	26,485,111
Consumer Staples	676,886,619	637,870,046	36,801,011	2,215,562
Energy	1,151,661,191	1,141,425,835	10,235,356	-
Financials	2,259,689,980	2,247,216,632	2,470,433	10,002,915
Health Care	3,198,350,777	3,165,961,508	17,467,640	14,921,629
Industrials	773,002,304	701,271,133	18,042,591	53,688,580
Information Technology	4,271,201,862	4,252,288,319	7,304,971	11,608,572
Materials	445,966,244	441,331,534	4,634,710	-
Real Estate	15,218,722	15,218,722	-	-
Utilities	134,731,312	134,731,312	-	-

Preferred Securities	1,585,560	-	-	1,585,560

Money Market Funds	692,622,515	692,622,515	-	-
Total Investments in Securities:	16,866,486,166	16,573,499,978	141,957,778	151,028,410

Net Unrealized Depreciation on Unfunded Commitments	(491,561)	-	-	(491,561)
Total	(491,561)	-	-	(491,561)
Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $6,909,932) - See accompanying schedule:	$
Unaffiliated issuers (cost $9,936,277,995)		16,173,863,651
Fidelity Central Funds (cost $692,617,606)		692,622,515

Total Investment in Securities (cost $10,628,895,601)			$16,866,486,166
Foreign currency held at value (cost $95,294)			95,294
Receivable for investments sold			7,945,328
Receivable for fund shares sold			8,666,207
Dividends receivable			8,969,598
Distributions receivable from Fidelity Central Funds			2,240,809
Prepaid expenses			21,242
Other receivables			866,942
Total assets			16,895,291,586
Liabilities
Unrealized depreciation on unfunded commitments		$491,561
Payable for fund shares redeemed		5,557,479
Accrued management fee		7,556,973
Distribution and service plan fees payable		1,486,872
Other affiliated payables		1,141,362
Other payables and accrued expenses		1,279,132
Collateral on securities loaned		7,156,575
Total Liabilities			24,669,954
Net Assets			$16,870,621,632
Net Assets consist of:
Paid in capital			$10,505,407,534
Total accumulated earnings (loss)			6,365,214,098
Net Assets			$16,870,621,632

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($7,255,739,832 ÷ 191,559,894 shares)			$37.88
Service Class :
Net Asset Value , offering price and redemption price per share ($1,326,909,911 ÷ 35,262,610 shares)			$37.63
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($6,472,771,148 ÷ 177,158,177 shares)			$36.54
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,815,200,741 ÷ 48,327,335 shares)			$37.56
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$201,145,374
Income from Fidelity Central Funds (including $149,350 from security lending)		10,666,984
Total Income		211,812,358
Expenses
Management fee	$101,359,230
Transfer agent fees	13,546,150
Distribution and service plan fees	20,366,937
Accounting fees	1,594,006
Custodian fees and expenses	217,407
Independent trustees' fees and expenses	68,195
Audit	77,364
Legal	28,449
Miscellaneous	91,907
Total expenses before reductions	137,349,645
Expense reductions	(676,517)
Total expenses after reductions		136,673,128
Net Investment income (loss)		75,139,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,307,211)	925,548,689
Foreign currency transactions	(141,012)
Total net realized gain (loss)		925,407,677
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,873,531)	(7,478,681,417)
Fidelity Central Funds	(1)
Unfunded commitments	(406,213)
Assets and liabilities in foreign currencies	(54,258)
Total change in net unrealized appreciation (depreciation)		(7,479,141,889)
Net gain (loss)		(6,553,734,212)
Net increase (decrease) in net assets resulting from operations		$(6,478,594,982)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,139,230	$(7,306,438)
Net realized gain (loss)	925,407,677	2,055,817,989
Change in net unrealized appreciation (depreciation)	(7,479,141,889)	3,584,809,511
Net increase (decrease) in net assets resulting from operations	(6,478,594,982)	5,633,321,062
Distributions to shareholders	(993,733,960)	(2,897,643,752)
Share transactions - net increase (decrease)	(551,713,564)	1,027,321,142
Total increase (decrease) in net assets	(8,024,042,506)	3,762,998,452

Net Assets
Beginning of period	24,894,664,138	21,131,665,686
End of period	$16,870,621,632	$24,894,664,138

Financial Highlights
VIP Contrafund® Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.35	$48.17	$37.17	$32.13	$37.94
Income from Investment Operations
Net investment income (loss) A,B	.22	.04	.07	.16	.23
Net realized and unrealized gain (loss)	(14.37)	12.88	11.24	9.15	(2.50)
Total from investment operations	(14.15)	12.92	11.31	9.31	(2.27)
Distributions from net investment income	(.22)	(.02) C	(.10)	(.16)	(.26)
Distributions from net realized gain	(2.09)	(6.72) C	(.21)	(4.11)	(3.28)
Total distributions	(2.32) D	(6.74)	(.31)	(4.27)	(3.54)
Net asset value, end of period	$37.88	$54.35	$48.17	$37.17	$32.13
Total Return E,F	(26.31)%	27.83%	30.57%	31.58%	(6.38)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60%	.60%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.60%	.60%	.61%	.61%	.62%
Expenses net of all reductions	.60%	.60%	.61%	.61%	.61%
Net investment income (loss)	.50%	.08%	.17%	.48%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$7,255,740	$10,409,645	$8,916,447	$6,919,369	$6,240,295
Portfolio turnover rate I	38%	34%	39%	37% J	111% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Contrafund® Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$54.00	$47.89	$36.96	$31.97	$37.77
Income from Investment Operations
Net investment income (loss) A,B	.17	(.01)	.03	.13	.19
Net realized and unrealized gain (loss)	(14.27)	12.80	11.17	9.10	(2.48)
Total from investment operations	(14.10)	12.79	11.20	9.23	(2.29)
Distributions from net investment income	(.18)	(.01) C	(.06)	(.13)	(.22)
Distributions from net realized gain	(2.09)	(6.67) C	(.21)	(4.11)	(3.28)
Total distributions	(2.27)	(6.68)	(.27)	(4.24)	(3.51) D
Net asset value, end of period	$37.63	$54.00	$47.89	$36.96	$31.97
Total Return E,F	(26.38)%	27.71%	30.43%	31.45%	(6.49)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70%	.70%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.71%	.72%
Expenses net of all reductions	.70%	.70%	.71%	.71%	.71%
Net investment income (loss)	.40%	(.02)%	.07%	.38%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,326,910	$2,001,479	$1,734,783	$1,493,164	$1,324,859
Portfolio turnover rate I	38%	34%	39%	37% J	111% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Contrafund® Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$52.51	$46.73	$36.10	$31.31	$37.05
Income from Investment Operations
Net investment income (loss) A,B	.11	(.08)	(.03)	.08	.14
Net realized and unrealized gain (loss)	(13.87)	12.46	10.90	8.89	(2.44)
Total from investment operations	(13.76)	12.38	10.87	8.97	(2.30)
Distributions from net investment income	(.11)	- C,D	(.03)	(.07)	(.16)
Distributions from net realized gain	(2.09)	(6.60) C	(.21)	(4.11)	(3.28)
Total distributions	(2.21) E	(6.60)	(.24)	(4.18)	(3.44)
Net asset value, end of period	$36.54	$52.51	$46.73	$36.10	$31.31
Total Return F,G	(26.49)%	27.51%	30.23%	31.27%	(6.64)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.85%	.85%	.86%	.86%	.87%
Expenses net of fee waivers, if any	.85%	.85%	.86%	.86%	.87%
Expenses net of all reductions	.85%	.85%	.86%	.86%	.86%
Net investment income (loss)	.25%	(.17)%	(.08)%	.23%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$6,472,771	$9,861,435	$8,379,335	$8,038,646	$6,979,731
Portfolio turnover rate J	38%	34%	39%	37% K	111% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Contrafund® Portfolio Investor Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$53.92	$47.83	$36.91	$31.93	$37.74
Income from Investment Operations
Net investment income (loss) A,B	.18	- C	.04	.14	.20
Net realized and unrealized gain (loss)	(14.26)	12.78	11.16	9.08	(2.49)
Total from investment operations	(14.08)	12.78	11.20	9.22	(2.29)
Distributions from net investment income	(.19)	(.01) D	(.07)	(.14)	(.23)
Distributions from net realized gain	(2.09)	(6.68) D	(.21)	(4.11)	(3.28)
Total distributions	(2.28)	(6.69)	(.28)	(4.24) E	(3.52) E
Net asset value, end of period	$37.56	$53.92	$47.83	$36.91	$31.93
Total Return F,G	(26.38)%	27.74%	30.48%	31.49%	(6.49)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.68%	.67%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.67%	.67%	.69%	.69%	.69%
Expenses net of all reductions	.67%	.67%	.68%	.69%	.69%
Net investment income (loss)	.43%	.01%	.09%	.40%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,815,201	$2,622,106	$2,101,100	$1,716,187	$1,402,867
Portfolio turnover rate J	38%	34%	39%	37% K	111% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$801,391

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,568,742,898
Gross unrealized depreciation	(372,085,270)
Net unrealized appreciation (depreciation)	$6,196,657,628
Tax Cost	$10,669,336,977

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$169,599,201
Net unrealized appreciation (depreciation) on securities and other investments	$6,196,622,759

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$74,602,665	$ 67,053,543
Long-term Capital Gains	919,131,295	2,830,590,209
Total	$993,733,960	$ 2,897,643,752

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
VIP Contrafund Portfolio	Stripe, Inc.	$491,561	$(491,561)

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
VIP Contrafund Portfolio	8,358,626.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	7,150,666,264	8,932,257,942

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,540,063
Service Class 2	18,826,874
$20,366,937

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$5,076,571.06
Service Class	960,383.06
Service Class 2	4,696,162.06
Investor Class	2,813,034.14
	$13,546,150

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Contrafund Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund Portfolio	$105,543

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Contrafund Portfolio	405,752,346	500,611,559	45,834,591

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Contrafund Portfolio	$35,614

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Contrafund Portfolio	$15,525	$2,166	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $839.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $675,678.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$427,834,614	$1,209,794,502
Service Class	78,033,095	232,942,281
Service Class 2	381,182,952	1,156,875,876
Investor Class	106,683,299	298,031,093
Total	$993,733,960	$2,897,643,752

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
VIP Contrafund Portfolio
Initial Class
Shares sold	8,378,273	4,055,581	$363,798,629	$208,254,035
Reinvestment of distributions	10,481,286	23,155,770	427,834,614	1,209,794,502
Shares redeemed	(18,832,607)	(20,798,903)	(811,370,836)	(1,090,168,665)
Net increase (decrease)	26,952	6,412,448	$(19,737,593)	$327,879,872
Service Class
Shares sold	1,591,965	934,872	$69,369,182	$48,172,733
Reinvestment of distributions	1,919,691	4,490,338	78,033,095	232,942,281
Shares redeemed	(5,310,438)	(4,587,326)	(225,918,720)	(240,448,218)
Net increase (decrease)	(1,798,782)	837,884	$(78,516,443)	$40,666,796
Service Class 2
Shares sold	11,049,242	10,511,231	$459,094,624	$527,424,829
Reinvestment of distributions	9,646,091	22,915,494	381,182,952	1,156,875,876
Shares redeemed	(31,323,576)	(24,961,264)	(1,277,383,639)	(1,274,315,025)
Net increase (decrease)	(10,628,243)	8,465,461	$(437,106,063)	$409,985,680
Investor Class
Shares sold	1,027,613	1,564,566	$45,322,045	$83,760,317
Reinvestment of distributions	2,633,470	5,740,903	106,683,299	298,031,093
Shares redeemed	(3,966,429)	(2,605,285)	(168,358,809)	(133,002,616)
Net increase (decrease)	(305,346)	4,700,184	$(16,353,465)	$248,788,794

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	16%	2	23%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Contrafund Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Contrafund Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
VIP Contrafund℠ Portfolio
Initial Class	.60%
Actual		$ 1,000	$ 1,011.00	$ 3.04
Hypothetical- B		$ 1,000	$ 1,022.18	$ 3.06
Service Class	.70%
Actual		$ 1,000	$ 1,010.40	$ 3.55
Hypothetical- B		$ 1,000	$ 1,021.68	$ 3.57
Service Class 2	.85%
Actual		$ 1,000	$ 1,009.60	$ 4.31
Hypothetical- B		$ 1,000	$ 1,020.92	$ 4.33
Investor Class	.67%
Actual		$ 1,000	$ 1,010.50	$ 3.40
Hypothetical- B		$ 1,000	$ 1,021.83	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2022, $ 876,199,756, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividend distributed during December of the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

1.540131.125
VIPCON-ANN-0323
Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Initial Class	-20.17%	1.71%	4.61%
Service Class	-20.26%	1.62%	4.52%
Service Class 2	-20.37%	1.46%	4.35%
Investor Class	-20.20%	1.64%	4.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Emerging Markets Portfolio - Initial Class, a class of the fund, on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
International equities returned -15.86% in 2022, according to the MSCI ACWI (All Country World Index) ex USA Index, as a multitude of risk factors challenged the global economy and financial markets. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. Early on, non-U.S. stocks retreated to begin 2022 and returned -26.40% through September. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. Market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. The index reversed course in the fourth quarter, gaining 14.31% amid optimism on inflation and policy easing. For the full 12 months, emerging markets (-20%) and Europe ex U.K. (-17%) notably lagged. Conversely, the U.K. (-4%) held up best, followed by Asia Pacific ex Japan (-8%). By sector, information technology (-34%) fared worst. Communication services and consumer discretionary (-21% each) also trailed the broader market. In sharp contrast, energy gained 9% amid elevated prices for oil and natural gas. The financials (-7%) sector also outperformed, as did utilities (-10%) and consumer staples (-12%).

Comments from Portfolio Manager Sam Polyak :
For the fiscal year ending December 31, 2022, the fund's share classes returned about -20%, performing roughly in line with the -20.07% result of the benchmark MSCI Emerging Markets (Net MA) Index. Geographically, stock picks in Emerging Europe, specifically Russia, as well as an underweighting in the Middle East, hindered the fund's relative result most. By sector, the primary detractor from performance versus the benchmark was security selection in communication services. Picks among energy and industrials stocks also hampered the portfolio's relative result. On a stock-specific basis, the fund's three largest relative detractors were Russian stocks: Lukoil, Sberbank and Yandex. In the wake of the conflict in Ukraine and widespread sanctions against Russia, all three stocks were removed from the index in early March. In contrast, overweighted exposure to Emerging Europe and Latin America contributed to the fund's relative result. By sector, the primary contributors to performance versus the benchmark were investment choices and an overweighting in materials, along with positioning in financials. The top individual relative contributor was an out-of-benchmark position in Solar Industries India (+62%). Also bolstering performance was our outsized stake in China Life Insurance, which gained 9% and was among our largest holdings as of year-end. Another notable relative contributor was an overweighting in Petrobras (+50%). Notable changes in positioning include reduced exposure to Brazil and Taiwan. By sector, meaningful shifts in exposure include increased stakes in industrials and health care stocks

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	8.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	8.0
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	4.2
JD.com, Inc. Class A (Cayman Islands, Internet & Direct Marketing Retail)	3.7
Housing Development Finance Corp. Ltd. (India, Diversified Financial Services)	3.7
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	3.0
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	3.0
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.8
Larsen & Toubro Ltd. (India, Construction & Engineering)	2.7
47.7

Market Sectors (% of Fund's net assets)

Financials	20.9
Consumer Discretionary	18.8
Information Technology	18.3
Materials	10.7
Industrials	10.6
Communication Services	9.7
Health Care	5.2
Consumer Staples	3.1
Energy	2.8

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 100.1%
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
Bermuda - 2.5%
Credicorp Ltd. (United States)	105,700	14,339,262
Shangri-La Asia Ltd. (a)	11,550,000	9,424,035
TOTAL BERMUDA		23,763,297
Brazil - 1.0%
Localiza Rent a Car SA	927,500	9,345,708
Localiza Rent a Car SA rights (a)	2,802	5,710
TOTAL BRAZIL		9,351,418
Canada - 2.7%
Barrick Gold Corp.	1,545,700	26,555,126
Cayman Islands - 22.8%
Alibaba Group Holding Ltd. (a)	2,628,800	28,845,595
BeiGene Ltd. ADR (a)(b)	48,800	10,733,072
Hansoh Pharmaceutical Group Co. Ltd. (c)	8,122,000	15,343,496
JD.com, Inc. Class A	1,287,713	35,948,622
Li Ning Co. Ltd.	1,200,237	10,320,844
Meituan Class B (a)(c)	1,251,600	27,730,243
Sunny Optical Technology Group Co. Ltd.	829,800	9,786,567
Tencent Holdings Ltd.	1,951,605	82,748,759
TOTAL CAYMAN ISLANDS		221,457,198
China - 12.6%
China Life Insurance Co. Ltd. (H Shares)	24,072,863	41,086,177
Guangzhou Automobile Group Co. Ltd. (H Shares)	17,532,000	11,741,370
Haier Smart Home Co. Ltd. (A Shares)	8,214,997	29,012,973
Industrial & Commercial Bank of China Ltd. (H Shares)	34,018,635	17,447,807
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,019,700	10,252,734
Tsingtao Brewery Co. Ltd. (H Shares)	737,000	7,257,314
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,655,482	5,081,506
TOTAL CHINA		121,879,881
Greece - 2.0%
National Bank of Greece SA (a)	4,842,400	19,422,751
Hong Kong - 0.4%
China Resources Beer Holdings Co. Ltd.	596,505	4,149,040
Hungary - 2.5%
Richter Gedeon PLC	1,099,741	24,471,613
India - 13.0%
Axis Bank Ltd.	1,659,100	18,667,648
Bharat Heavy Electricals Ltd.	10,796,000	10,322,614
Housing Development Finance Corp. Ltd.	1,115,659	35,461,660
Larsen & Toubro Ltd.	1,059,093	26,614,929
Shree Cement Ltd.	44,301	12,442,747
Solar Industries India Ltd.	422,017	22,354,948
TOTAL INDIA		125,864,546
Indonesia - 1.7%
PT Bank Mandiri (Persero) Tbk	12,964,138	8,267,162
PT United Tractors Tbk	4,745,700	7,955,098
TOTAL INDONESIA		16,222,260
Korea (South) - 15.0%
Hyundai Mipo Dockyard Co. Ltd. (a)	158,255	10,620,761
Hyundai Motor Co.	119,670	14,351,713
Korea Aerospace Industries Ltd. (b)	470,580	19,023,602
POSCO	108,530	23,833,424
Samsung Electronics Co. Ltd.	1,773,960	77,913,095
TOTAL KOREA (SOUTH)		145,742,595
Mexico - 1.6%
Grupo Financiero Banorte S.A.B. de CV Series O	1,029,868	7,394,290
Wal-Mart de Mexico SA de CV Series V	2,417,500	8,509,292
TOTAL MEXICO		15,903,582
Netherlands - 0.2%
Yandex NV Series A (a)(d)	446,500	1,531,424
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	437,463	123,754
Sberbank of Russia sponsored ADR (a)(d)	1,813,510	32,280
TOTAL RUSSIA		156,034
South Africa - 4.5%
Absa Group Ltd.	1,250,100	14,195,657
Impala Platinum Holdings Ltd.	1,584,016	19,906,121
MTN Group Ltd.	1,290,977	9,641,983
TOTAL SOUTH AFRICA		43,743,761
Taiwan - 11.9%
ECLAT Textile Co. Ltd.	896,000	14,385,683
HIWIN Technologies Corp.	1,867,967	11,057,866
Taiwan Semiconductor Manufacturing Co. Ltd.	5,397,175	78,397,151
Yageo Corp.	763,292	11,126,337
TOTAL TAIWAN		114,967,037
Thailand - 1.5%
Kasikornbank PCL (For. Reg.)	3,449,200	14,706,935
Turkey - 1.0%
Turkiye Petrol Rafinerileri A/S (a)	347,000	9,831,721
TOTAL COMMON STOCKS (Cost $960,330,494)		939,720,219

Nonconvertible Preferred Stocks - 3.2%
	Shares	Value ($)
Brazil - 3.2%
Ambev SA sponsored ADR	3,566,900	9,701,968
Itau Unibanco Holding SA	2,466,950	11,681,188
Petroleo Brasileiro SA - Petrobras sponsored ADR	895,247	9,534,381

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,733,654)		30,917,537

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (e)	13,423,015	13,425,700
Fidelity Securities Lending Cash Central Fund 4.37% (e)(f)	6,069,243	6,069,850
TOTAL MONEY MARKET FUNDS (Cost $19,495,550)		19,495,550

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,006,559,698)	990,133,306
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(20,388,785)
NET ASSETS - 100.0%	969,744,521

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,073,739 or 4.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	9,678,082	448,186,736	444,439,118	352,342	-	-	13,425,700	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	7,028,000	112,712,404	113,670,554	51,616	-	-	6,069,850	0.0%
Total	16,706,082	560,899,140	558,109,672	403,958	-	-	19,495,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	93,922,166	-	92,390,742	1,531,424
Consumer Discretionary	181,761,078	14,351,713	167,409,365	-
Consumer Staples	29,617,614	18,211,260	11,406,354	-
Energy	27,444,954	19,366,102	7,955,098	123,754
Financials	202,702,817	52,837,491	149,833,046	32,280
Health Care	50,548,181	35,204,685	15,343,496	-
Industrials	102,325,430	38,995,781	63,329,649	-
Information Technology	177,223,150	77,913,095	99,310,055	-
Materials	105,092,366	50,388,550	54,703,816	-

Money Market Funds	19,495,550	19,495,550	-	-
Total Investments in Securities:	990,133,306	326,764,227	661,681,621	1,687,458

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Energy
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(37,050,023)
Cost of Purchases	8,585,441
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	28,588,336
Transfers out of Level 3	-
Ending Balance	$123,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2022	$(37,050,023)
Financials
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(26,337,301)
Cost of Purchases	7,580,719
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	18,788,862
Transfers out of Level 3	-
Ending Balance	$32,280
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2022	$(26,337,301)
Communication Services
Beginning Balance	$-
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(22,394,771)
Cost of Purchases	5,739,895
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	18,186,300
Transfers out of Level 3	-
Ending Balance	$1,531,424
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2022	$(22,394,771)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
		December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $5,826,748) - See accompanying schedule:
Unaffiliated issuers (cost $987,064,148)	$970,637,756
Fidelity Central Funds (cost $19,495,550)	19,495,550

Total Investment in Securities (cost $1,006,559,698)		$990,133,306
Cash		396,683
Foreign currency held at value (cost $4,299,449)		4,299,961
Receivable for investments sold		6,931,245
Receivable for fund shares sold		301,613
Dividends receivable		2,971,712
Distributions receivable from Fidelity Central Funds		46,296
Prepaid expenses		1,257
Other receivables		416,466
Total assets		1,005,498,539
Liabilities
Payable for investments purchased	$12,691,143
Payable for fund shares redeemed	11,476,738
Accrued management fee	640,150
Distribution and service plan fees payable	45,193
Other affiliated payables	102,962
Other payables and accrued expenses	4,727,982
Collateral on securities loaned	6,069,850
Total Liabilities		35,754,018
Net Assets		$969,744,521
Net Assets consist of:
Paid in capital		$1,085,641,967
Total accumulated earnings (loss)		(115,897,446)
Net Assets		$969,744,521

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($413,887,366 ÷ 41,927,906 shares)		$9.87
Service Class :
Net Asset Value , offering price and redemption price per share ($197,602,237 ÷ 19,975,538 shares)		$9.89
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($137,866,395 ÷ 13,977,744 shares)		$9.86
Investor Class :
Net Asset Value , offering price and redemption price per share ($220,388,523 ÷ 22,448,172 shares)		$9.82
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$33,721,600
Non-Cash dividends		3,298,247
Income from Fidelity Central Funds (including $51,616 from security lending)		403,958
Income before foreign taxes withheld		37,423,805
Less foreign taxes withheld		(3,036,957)
Total Income		34,386,848
Expenses
Management fee	$8,338,838
Transfer agent fees	856,315
Distribution and service plan fees	592,289
Accounting fees	485,371
Custodian fees and expenses	233,299
Independent trustees' fees and expenses	3,749
Audit	96,161
Legal	2,328
Interest	15,473
Miscellaneous	5,271
Total expenses before reductions	10,629,094
Expense reductions	(36,722)
Total expenses after reductions		10,592,372
Net Investment income (loss)		23,794,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $2,378,638)	(73,328,799)
Foreign currency transactions	(503,973)
Total net realized gain (loss)		(73,832,772)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $489,893)	(208,618,579)
Assets and liabilities in foreign currencies	8,002
Total change in net unrealized appreciation (depreciation)		(208,610,577)
Net gain (loss)		(282,443,349)
Net increase (decrease) in net assets resulting from operations		$(258,648,873)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,794,476	$17,260,563
Net realized gain (loss)	(73,832,772)	78,640,852
Change in net unrealized appreciation (depreciation)	(208,610,577)	(127,070,571)
Net increase (decrease) in net assets resulting from operations	(258,648,873)	(31,169,156)
Distributions to shareholders	(17,195,160)	(165,023,700)
Share transactions - net increase (decrease)	(7,085,031)	348,132,598
Total increase (decrease) in net assets	(282,929,064)	151,939,742

Net Assets
Beginning of period	1,252,673,585	1,100,733,843
End of period	$969,744,521	$1,252,673,585

Financial Highlights
VIP Emerging Markets Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.59	$14.75	$12.68	$9.95	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.11	.26 C	.08
Net realized and unrealized gain (loss)	(2.78)	(.47)	3.46	2.66	(2.28)
Total from investment operations	(2.54)	(.26)	3.57	2.92	(2.20)
Distributions from net investment income	(.18)	(.31)	(.10)	(.19)	(.08)
Distributions from net realized gain	-	(1.59)	(1.39)	-	- D
Total distributions	(.18)	(1.90)	(1.50) E	(.19)	(.08)
Net asset value, end of period	$9.87	$12.59	$14.75	$12.68	$9.95
Total Return F,G	(20.17)%	(2.17)%	31.27%	29.46%	(18.00)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.92%	.91%	.92%	.96%	1.01%
Expenses net of fee waivers, if any	.91%	.91%	.92%	.96%	1.01%
Expenses net of all reductions	.91%	.91%	.90%	.91%	.98%
Net investment income (loss)	2.29%	1.47%	.97%	2.25% C	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$413,887	$484,510	$399,283	$273,578	$159,140
Portfolio turnover rate J	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.06%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Emerging Markets Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$14.77	$12.70	$9.97	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.11	.25 C	.06
Net realized and unrealized gain (loss)	(2.78)	(.47)	3.45	2.66	(2.27)
Total from investment operations	(2.55)	(.27)	3.56	2.91	(2.21)
Distributions from net investment income	(.17)	(.29)	(.10)	(.18)	(.08)
Distributions from net realized gain	-	(1.59)	(1.39)	-	- D
Total distributions	(.17)	(1.89) E	(1.49)	(.18)	(.08)
Net asset value, end of period	$9.89	$12.61	$14.77	$12.70	$9.97
Total Return F,G	(20.26)%	(2.28)%	31.17%	29.30%	(18.02)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.02%	1.01%	1.02%	1.06%	1.12%
Expenses net of fee waivers, if any	1.01%	1.01%	1.02%	1.06%	1.12%
Expenses net of all reductions	1.01%	1.01%	1.00%	1.01%	1.09%
Net investment income (loss)	2.19%	1.37%	.87%	2.16% C	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$197,602	$319,731	$316,596	$36,185	$17,147
Portfolio turnover rate J	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Emerging Markets Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$14.74	$12.69	$9.96	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.21	.18	.09	.23 C	.05
Net realized and unrealized gain (loss)	(2.77)	(.47)	3.44	2.67	(2.27)
Total from investment operations	(2.56)	(.29)	3.53	2.90	(2.22)
Distributions from net investment income	(.16)	(.28)	(.08)	(.17)	(.06)
Distributions from net realized gain	-	(1.59)	(1.39)	-	- D
Total distributions	(.16)	(1.87)	(1.48) E	(.17)	(.07) E
Net asset value, end of period	$9.86	$12.58	$14.74	$12.69	$9.96
Total Return F,G	(20.37)%	(2.41)%	30.88%	29.19%	(18.16)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.17%	1.16%	1.17%	1.21%	1.27%
Expenses net of fee waivers, if any	1.17%	1.16%	1.17%	1.21%	1.26%
Expenses net of all reductions	1.17%	1.16%	1.15%	1.16%	1.23%
Net investment income (loss)	2.04%	1.22%	.72%	2.01% C	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$137,866	$145,374	$91,103	$47,476	$20,128
Portfolio turnover rate J	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Emerging Markets Portfolio Investor Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.52	$14.68	$12.63	$9.91	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.10	.25 C	.07
Net realized and unrealized gain (loss)	(2.76)	(.47)	3.44	2.65	(2.26)
Total from investment operations	(2.53)	(.27)	3.54	2.90	(2.19)
Distributions from net investment income	(.17)	(.30)	(.10)	(.18)	(.06)
Distributions from net realized gain	-	(1.59)	(1.39)	-	- D
Total distributions	(.17)	(1.89)	(1.49)	(.18)	(.07) E
Net asset value, end of period	$9.82	$12.52	$14.68	$12.63	$9.91
Total Return F,G	(20.20)%	(2.28)%	31.16%	29.38%	(18.02)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.99%	.99%	1.00%	1.04%	1.09%
Expenses net of fee waivers, if any	.99%	.99%	1.00%	1.04%	1.09%
Expenses net of all reductions	.99%	.99%	.98%	.99%	1.06%
Net investment income (loss)	2.22%	1.39%	.89%	2.18% C	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$220,389	$303,059	$293,751	$209,811	$153,024
Portfolio turnover rate J	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$154,285,321
Gross unrealized depreciation	(191,132,353)
Net unrealized appreciation (depreciation)	$(36,847,032)
Tax Cost	$1,026,980,338

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,503,255
Capital loss carryforward	$(75,947,703)
Net unrealized appreciation (depreciation) on securities and other investments	$(36,844,509)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(59,248,063)
Long-term	(16,699,640)
Total capital loss carryforward	$(75,947,703)

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$17,195,160	$49,768,660
Long-term Capital Gains	-	115,255,040
Total	$17,195,160	$165,023,700

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	669,490,410	661,185,917

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$260,280
Service Class 2	332,009
$592,289
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Initial Class	$270,653.06
Service Class	162,362.06
Service Class 2	82,931.06
Investor Class	340,369.14
	$856,315

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Emerging Markets Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Emerging Markets Portfolio	$5,272

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Emerging Markets Portfolio	Borrower	$26,797,667	2.31%	$15,473

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Emerging Markets Portfolio	10,035,876	10,662,539	(2,944,790)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Emerging Markets Portfolio	$1,953

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Emerging Markets Portfolio	$5,493	$-	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $36,722.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$7,801,488	$62,769,996
Service Class	3,271,567	42,891,490
Service Class 2	2,192,590	17,700,193
Investor Class	3,929,515	41,662,021
Total	$17,195,160	$165,023,700

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
VIP Emerging Markets Portfolio
Initial Class
Shares sold	25,634,834	16,131,611	$267,915,294	$236,749,570
Reinvestment of distributions	781,927	4,675,117	7,801,488	62,769,996
Shares redeemed	(22,977,469)	(9,385,632)	(239,949,017)	(140,236,375)
Net increase (decrease)	3,439,292	11,421,096	$ 35,767,765	$ 159,283,191
Service Class
Shares sold	6,546,570	4,145,863	$69,489,671	$59,807,157
Reinvestment of distributions	327,484	3,170,501	3,271,567	42,891,490
Shares redeemed	(12,256,137)	(3,396,997)	(124,198,283)	(50,923,593)
Net increase (decrease)	(5,382,083)	3,919,367	$(51,437,045)	$51,775,054
Service Class 2
Shares sold	4,600,420	6,252,466	$48,652,431	$92,775,816
Reinvestment of distributions	220,140	1,326,468	2,192,590	17,700,193
Shares redeemed	(2,397,484)	(2,203,194)	(25,164,388)	(32,543,317)
Net increase (decrease)	2,423,076	5,375,740	$25,680,633	$77,932,692
Investor Class
Shares sold	4,458,656	6,964,852	$46,637,229	$103,657,984
Reinvestment of distributions	395,716	3,094,597	3,929,515	41,662,021
Shares redeemed	(6,612,506)	(5,867,253)	(67,663,128)	(86,178,344)
Net increase (decrease)	(1,758,134)	4,192,196	$(17,096,384)	$59,141,661

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	13%	2	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Emerging Markets Portfolio	37%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Emerging Markets Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Emerging Markets Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 10, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
VIP Emerging Markets Portfolio
Initial Class	.92%
Actual		$ 1,000	$ 1,000.00	$ 4.64
Hypothetical- B		$ 1,000	$ 1,020.57	$ 4.69
Service Class	1.02%
Actual		$ 1,000	$ 998.50	$ 5.14
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Service Class 2	1.17%
Actual		$ 1,000	$ 997.70	$ 5.89
Hypothetical- B		$ 1,000	$ 1,019.31	$ 5.96
Investor Class	.99%
Actual		$ 1,000	$ 999.10	$ 4.99
Hypothetical- B		$ 1,000	$ 1,020.21	$ 5.04

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

VIP Emerging Markets Portfolio	Pay Date	Income	Taxes
Initial Class	12/14/2022	$0.2324	$0.0504
Service Class	12/14/2022	$0.2174	$0.0504
Service Class 2	12/14/2022	$0.2094	$0.0504
Investor Class	12/14/2022	$0.2234	$0.0504

1.858135.114
VIPEM-ANN-0323
Fidelity® Variable Insurance Products:

Index 500 Portfolio

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Initial Class	-18.21%	9.30%	12.45%
Service Class	-18.30%	9.19%	12.34%
Service Class 2	-18.42%	9.03%	12.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Index 500 Portfolio - Initial Class, a class of the fund, on December 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -18.11% in 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March, the Fed hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. Against this backdrop, the S&P 500 ® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month that stayed true to form, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded in 2022, as it shed 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with a rate hike of 0.75% and ended on a high note when the Fed signaled its intent to slow its pace of rate rises. For the year, value stocks handily outpaced growth. This headwind was pronounced in the growthier communication services (-40%), consumer discretionary (-37%) and information technology (-28%) sectors. In sharp contrast, energy (+66%) shined.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending December 31, 2022, the fund's share classes returned roughly -18%, approximately in line with the -18.11% result of the benchmark S&P 500® Index. By sector, stocks in the information technology sector returned -28% and detracted most, followed by consumer discretionary, which returned -37%. Communication services returned -40%, hampered by the media & entertainment industry (-44%), while financials returned about -11%. Real estate (-26%) and industrials (-6%) also hampered results. Other notable detractors included the materials (-12%) and health care (-2%) sectors. Consumer staples (-1%) also hurt. In contrast, energy advanced roughly 66% and contributed most. Utilities stocks also helped, gaining about 2%. Turning to individual stocks, the biggest individual detractor was Amazon.com (-50%), from the retailing industry, followed by Apple (-26%), which is in the technology hardware & equipment segment. Within software & services, Microsoft returned roughly -28% and hurt. Other detractors were Alphabet (-39%), a stock in the media & entertainment category, and Tesla (-65%), from the automobiles & components group. In contrast, the biggest individual contributor was Exxon Mobil (+87%), from the energy sector. Chevron (+58%) and ConocoPhillips (+71%), also from the energy sector, helped. Other contributors, from the pharmaceuticals, biotechnology & life sciences industry, were Merck (+49%) and Eli Lilly (+34%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.0
Microsoft Corp.	5.5
Amazon.com, Inc.	2.3
Berkshire Hathaway, Inc. Class B	1.7
Alphabet, Inc. Class A	1.6
UnitedHealth Group, Inc.	1.5
Alphabet, Inc. Class C	1.5
Johnson & Johnson	1.4
Exxon Mobil Corp.	1.4
JPMorgan Chase & Co.	1.2
24.1

Market Sectors (% of Fund's net assets)

Information Technology	25.5
Health Care	15.7
Financials	11.5
Consumer Discretionary	9.7
Industrials	8.6
Communication Services	7.2
Consumer Staples	7.1
Energy	5.2
Utilities	3.1
Materials	2.7
Real Estate	2.7

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 3.3%
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (a)	2,245,500	41,339,655
Lumen Technologies, Inc. (a)	292,144	1,524,992
Verizon Communications, Inc.	1,323,844	52,159,454
		95,024,101
Entertainment - 1.3%
Activision Blizzard, Inc.	224,144	17,158,223
Electronic Arts, Inc.	82,851	10,122,735
Live Nation Entertainment, Inc. (b)	44,546	3,106,638
Netflix, Inc. (b)	140,188	41,338,637
Take-Two Interactive Software, Inc. (b)	49,154	5,118,406
The Walt Disney Co. (b)	574,358	49,900,223
Warner Bros Discovery, Inc. (b)	692,968	6,569,337
		133,314,199
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (b)	1,880,648	165,929,573
Class C (b)	1,667,963	147,998,357
Match Group, Inc. (b)	88,798	3,684,229
Meta Platforms, Inc. Class A (b)	708,246	85,230,324
		402,842,483
Media - 0.8%
Charter Communications, Inc. Class A (b)	33,846	11,477,179
Comcast Corp. Class A (a)	1,358,981	47,523,566
DISH Network Corp. Class A (b)	78,784	1,106,127
Fox Corp.:
Class A	95,111	2,888,521
Class B	45,260	1,287,647
Interpublic Group of Companies, Inc. (a)	122,717	4,087,703
News Corp.:
Class A	120,031	2,184,564
Class B	38,477	709,516
Omnicom Group, Inc. (a)	64,262	5,241,851
Paramount Global Class B (a)	158,470	2,674,974
		79,181,648
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	188,234	26,352,760
TOTAL COMMUNICATION SERVICES		736,715,191
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.1%
Aptiv PLC (b)	85,001	7,916,143
BorgWarner, Inc.	74,368	2,993,312
		10,909,455
Automobiles - 1.3%
Ford Motor Co.	1,245,143	14,481,013
General Motors Co.	447,929	15,068,332
Tesla, Inc. (b)	845,407	104,137,234
		133,686,579
Distributors - 0.2%
Genuine Parts Co.	44,359	7,696,730
LKQ Corp.	79,954	4,270,343
Pool Corp.	12,426	3,756,753
		15,723,826
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (b)	12,222	24,630,752
Caesars Entertainment, Inc. (b)	67,364	2,802,342
Carnival Corp. (a)(b)	318,083	2,563,749
Chipotle Mexican Grill, Inc. (b)	8,709	12,083,650
Darden Restaurants, Inc.	38,470	5,321,555
Domino's Pizza, Inc.	11,258	3,899,771
Expedia, Inc. (b)	47,629	4,172,300
Hilton Worldwide Holdings, Inc.	85,387	10,789,501
Las Vegas Sands Corp. (b)	103,077	4,954,911
Marriott International, Inc. Class A	84,789	12,624,234
McDonald's Corp.	230,736	60,805,858
MGM Resorts International	100,947	3,384,753
Norwegian Cruise Line Holdings Ltd. (a)(b)	131,436	1,608,777
Royal Caribbean Cruises Ltd. (a)(b)	68,843	3,402,909
Starbucks Corp. (a)	361,568	35,867,546
Wynn Resorts Ltd. (b)	32,484	2,678,955
Yum! Brands, Inc.	88,704	11,361,208
		202,952,771
Household Durables - 0.3%
D.R. Horton, Inc. (a)	98,705	8,798,564
Garmin Ltd.	47,941	4,424,475
Lennar Corp. Class A	80,169	7,255,295
Mohawk Industries, Inc. (b)	16,183	1,654,226
Newell Brands, Inc.	115,638	1,512,545
NVR, Inc. (b)	948	4,372,726
PulteGroup, Inc.	72,966	3,322,142
Whirlpool Corp.	17,181	2,430,424
		33,770,397
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (b)	2,795,252	234,801,168
eBay, Inc.	171,295	7,103,604
Etsy, Inc. (b)	39,725	4,758,261
		246,663,033
Leisure Products - 0.0%
Hasbro, Inc.	40,749	2,486,096
Multiline Retail - 0.5%
Dollar General Corp. (a)	71,186	17,529,553
Dollar Tree, Inc. (b)	66,200	9,363,328
Target Corp.	144,908	21,597,088
		48,489,969
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	19,032	2,798,275
AutoZone, Inc. (b)	5,971	14,725,561
Bath & Body Works, Inc.	71,535	3,014,485
Best Buy Co., Inc.	62,896	5,044,888
CarMax, Inc. (b)	49,942	3,040,968
Lowe's Companies, Inc.	195,428	38,937,075
O'Reilly Automotive, Inc. (b)	19,680	16,610,510
Ross Stores, Inc.	109,770	12,741,004
The Home Depot, Inc.	322,333	101,812,101
TJX Companies, Inc.	365,465	29,091,014
Tractor Supply Co.	34,820	7,833,455
Ulta Beauty, Inc. (b)	16,253	7,623,795
		243,273,131
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	396,312	46,372,467
Ralph Lauren Corp. (a)	13,448	1,421,050
Tapestry, Inc. (a)	76,123	2,898,764
VF Corp. (a)	103,626	2,861,114
		53,553,395
TOTAL CONSUMER DISCRETIONARY		991,508,652
CONSUMER STAPLES - 7.1%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	57,283	3,762,347
Constellation Brands, Inc. Class A (sub. vtg.)	51,274	11,882,750
Keurig Dr. Pepper, Inc. (a)	266,521	9,504,139
Molson Coors Beverage Co. Class B	58,978	3,038,547
Monster Beverage Corp. (b)	120,222	12,206,140
PepsiCo, Inc.	433,951	78,397,588
The Coca-Cola Co.	1,225,983	77,984,779
		196,776,290
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	139,438	63,653,447
Kroger Co.	204,236	9,104,841
Sysco Corp. (a)	159,803	12,216,939
Walgreens Boots Alliance, Inc.	224,966	8,404,730
Walmart, Inc.	444,556	63,033,595
		156,413,552
Food Products - 1.2%
Archer Daniels Midland Co. (a)	173,232	16,084,591
Campbell Soup Co. (a)	63,201	3,586,657
Conagra Brands, Inc.	150,781	5,835,225
General Mills, Inc. (a)	186,828	15,665,528
Hormel Foods Corp. (a)	90,779	4,134,983
Kellogg Co.	81,361	5,796,158
Lamb Weston Holdings, Inc.	45,081	4,028,438
McCormick & Co., Inc. (non-vtg.) (a)	78,626	6,517,309
Mondelez International, Inc. (a)	429,838	28,648,703
The Hershey Co.	46,059	10,665,883
The J.M. Smucker Co.	33,436	5,298,269
The Kraft Heinz Co.	249,908	10,173,755
Tyson Foods, Inc. Class A	90,849	5,655,350
		122,090,849
Household Products - 1.6%
Church & Dwight Co., Inc.	76,286	6,149,414
Colgate-Palmolive Co.	263,723	20,778,735
Kimberly-Clark Corp.	105,870	14,371,853
Procter & Gamble Co.	746,820	113,188,039
The Clorox Co.	38,676	5,427,403
		159,915,444
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	72,704	18,038,589
Tobacco - 0.7%
Altria Group, Inc.	564,863	25,819,888
Philip Morris International, Inc.	488,567	49,447,866
		75,267,754
TOTAL CONSUMER STAPLES		728,502,478
ENERGY - 5.2%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	315,687	9,322,237
Halliburton Co.	286,023	11,255,005
Schlumberger Ltd.	446,474	23,868,500
		44,445,742
Oil, Gas & Consumable Fuels - 4.8%
APA Corp.	102,420	4,780,966
Chevron Corp.	560,236	100,556,760
ConocoPhillips Co.	392,458	46,310,044
Coterra Energy, Inc. (a)	249,566	6,131,837
Devon Energy Corp.	205,400	12,634,154
Diamondback Energy, Inc.	55,761	7,626,990
EOG Resources, Inc.	185,107	23,975,059
EQT Corp.	116,044	3,925,769
Exxon Mobil Corp.	1,296,792	143,036,158
Hess Corp.	87,404	12,395,635
Kinder Morgan, Inc.	621,915	11,244,223
Marathon Oil Corp.	200,424	5,425,478
Marathon Petroleum Corp.	147,537	17,171,831
Occidental Petroleum Corp. (a)	228,970	14,422,820
ONEOK, Inc.	140,162	9,208,643
Phillips 66 Co.	148,856	15,492,932
Pioneer Natural Resources Co.	74,863	17,097,961
Targa Resources Corp.	71,055	5,222,543
The Williams Companies, Inc. (a)	382,210	12,574,709
Valero Energy Corp. (a)	121,416	15,402,834
		484,637,346
TOTAL ENERGY		529,083,088
FINANCIALS - 11.5%
Banks - 3.8%
Bank of America Corp.	2,198,597	72,817,533
Citigroup, Inc.	610,256	27,601,879
Citizens Financial Group, Inc.	154,125	6,067,901
Comerica, Inc.	41,087	2,746,666
Fifth Third Bancorp	215,584	7,073,311
First Republic Bank	57,321	6,986,857
Huntington Bancshares, Inc. (a)	452,218	6,376,274
JPMorgan Chase & Co.	923,852	123,888,553
KeyCorp	292,990	5,103,886
M&T Bank Corp. (a)	54,521	7,908,816
PNC Financial Services Group, Inc. (a)	127,321	20,109,079
Regions Financial Corp. (a)	293,159	6,320,508
Signature Bank	19,774	2,278,360
SVB Financial Group (b)	18,493	4,255,979
Truist Financial Corp.	419,005	18,029,785
U.S. Bancorp (a)	426,493	18,599,360
Wells Fargo & Co.	1,200,414	49,565,094
Zions Bancorp NA	47,280	2,324,285
		388,054,126
Capital Markets - 3.1%
Ameriprise Financial, Inc.	33,600	10,462,032
Bank of New York Mellon Corp.	230,688	10,500,918
BlackRock, Inc. Class A (a)	47,289	33,510,404
Cboe Global Markets, Inc.	33,265	4,173,760
Charles Schwab Corp.	480,508	40,007,096
CME Group, Inc.	113,383	19,066,485
FactSet Research Systems, Inc.	11,908	4,777,609
Franklin Resources, Inc. (a)	88,068	2,323,234
Goldman Sachs Group, Inc. (a)	106,674	36,629,718
Intercontinental Exchange, Inc.	176,174	18,073,691
Invesco Ltd. (a)	143,011	2,572,768
MarketAxess Holdings, Inc.	11,810	3,293,691
Moody's Corp.	49,498	13,791,133
Morgan Stanley (a)	415,371	35,314,842
MSCI, Inc.	25,253	11,746,938
NASDAQ, Inc.	106,296	6,521,260
Northern Trust Corp. (a)	65,365	5,784,149
Raymond James Financial, Inc. (a)	60,925	6,509,836
S&P Global, Inc.	104,940	35,148,604
State Street Corp.	115,357	8,948,242
T. Rowe Price Group, Inc. (a)	70,824	7,724,065
		316,880,475
Consumer Finance - 0.5%
American Express Co.	188,115	27,793,991
Capital One Financial Corp.	120,409	11,193,221
Discover Financial Services	85,694	8,383,444
Synchrony Financial	142,648	4,687,413
		52,058,069
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	567,423	175,276,965
Insurance - 2.4%
AFLAC, Inc. (a)	177,868	12,795,824
Allstate Corp.	83,622	11,339,143
American International Group, Inc.	233,634	14,775,014
Aon PLC	65,080	19,533,111
Arch Capital Group Ltd. (b)	115,645	7,260,193
Arthur J. Gallagher & Co.	66,447	12,527,917
Assurant, Inc.	16,701	2,088,627
Brown & Brown, Inc.	73,621	4,194,188
Chubb Ltd.	130,970	28,891,982
Cincinnati Financial Corp.	49,964	5,115,814
Everest Re Group Ltd.	12,355	4,092,841
Globe Life, Inc. (a)	28,409	3,424,705
Hartford Financial Services Group, Inc.	100,335	7,608,403
Lincoln National Corp.	48,668	1,495,081
Loews Corp.	62,391	3,639,267
Marsh & McLennan Companies, Inc.	156,500	25,897,620
MetLife, Inc.	207,504	15,017,064
Principal Financial Group, Inc.	71,583	6,007,245
Progressive Corp.	184,239	23,897,641
Prudential Financial, Inc.	116,204	11,557,650
The Travelers Companies, Inc.	73,731	13,823,825
W.R. Berkley Corp.	64,080	4,650,286
Willis Towers Watson PLC	34,148	8,351,918
		247,985,359
TOTAL FINANCIALS		1,180,254,994
HEALTH CARE - 15.7%
Biotechnology - 2.5%
AbbVie, Inc.	556,964	90,010,952
Amgen, Inc.	168,023	44,129,561
Biogen, Inc. (b)	45,516	12,604,291
Gilead Sciences, Inc.	395,098	33,919,163
Incyte Corp. (b)	57,913	4,651,572
Moderna, Inc. (b)	104,078	18,694,490
Regeneron Pharmaceuticals, Inc. (b)	33,733	24,338,022
Vertex Pharmaceuticals, Inc. (b)	80,867	23,352,772
		251,700,823
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories (a)	549,206	60,297,327
Align Technology, Inc. (b)	22,789	4,806,200
Baxter International, Inc.	157,943	8,050,355
Becton, Dickinson & Co.	89,927	22,868,436
Boston Scientific Corp. (b)	451,761	20,902,981
Dentsply Sirona, Inc.	67,699	2,155,536
DexCom, Inc. (b)	121,784	13,790,820
Edwards Lifesciences Corp. (b)	194,433	14,506,646
Hologic, Inc. (b)	78,209	5,850,815
IDEXX Laboratories, Inc. (b)	26,114	10,653,467
Intuitive Surgical, Inc. (b)	111,419	29,565,032
Medtronic PLC	418,942	32,560,172
ResMed, Inc.	45,921	9,557,538
STERIS PLC	31,372	5,794,095
Stryker Corp. (a)	106,230	25,972,173
Teleflex, Inc.	14,737	3,678,797
The Cooper Companies, Inc.	15,492	5,122,740
Zimmer Biomet Holdings, Inc.	65,764	8,384,910
		284,518,040
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	50,793	8,416,908
Cardinal Health, Inc. (a)	82,638	6,352,383
Centene Corp. (b)	178,451	14,634,767
Cigna Corp.	96,286	31,903,403
CVS Health Corp.	413,897	38,571,061
DaVita HealthCare Partners, Inc. (b)	17,435	1,301,871
Elevance Health, Inc.	75,271	38,611,765
HCA Holdings, Inc. (a)	66,824	16,035,087
Henry Schein, Inc. (b)	42,705	3,410,848
Humana, Inc. (a)	39,878	20,425,113
Laboratory Corp. of America Holdings	27,975	6,587,553
McKesson Corp.	44,631	16,741,981
Molina Healthcare, Inc. (b)	18,223	6,017,599
Quest Diagnostics, Inc.	35,968	5,626,834
UnitedHealth Group, Inc.	294,254	156,007,586
Universal Health Services, Inc. Class B (a)	20,641	2,908,110
		373,552,869
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	93,437	13,982,847
Bio-Rad Laboratories, Inc. Class A (b)	6,727	2,828,636
Bio-Techne Corp.	49,232	4,080,348
Charles River Laboratories International, Inc. (b)	15,964	3,478,556
Danaher Corp.	206,425	54,789,324
Illumina, Inc. (b)	49,276	9,963,607
IQVIA Holdings, Inc. (b)	58,494	11,984,836
Mettler-Toledo International, Inc. (b)	7,060	10,204,877
PerkinElmer, Inc. (a)	39,560	5,547,103
Thermo Fisher Scientific, Inc.	123,546	68,035,547
Waters Corp. (b)	18,781	6,433,995
West Pharmaceutical Services, Inc.	23,227	5,466,474
		196,796,150
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	669,671	48,182,828
Catalent, Inc. (b)	56,186	2,528,932
Eli Lilly & Co.	248,389	90,870,632
Johnson & Johnson	823,379	145,449,900
Merck & Co., Inc.	798,429	88,585,698
Organon & Co.	79,786	2,228,423
Pfizer, Inc.	1,767,992	90,591,910
Viatris, Inc.	380,930	4,239,751
Zoetis, Inc. Class A	146,836	21,518,816
		494,196,890
TOTAL HEALTH CARE		1,600,764,772
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
General Dynamics Corp.	70,903	17,591,743
Howmet Aerospace, Inc.	116,011	4,571,994
Huntington Ingalls Industries, Inc.	12,534	2,891,343
L3Harris Technologies, Inc.	60,021	12,496,972
Lockheed Martin Corp.	73,428	35,721,988
Northrop Grumman Corp. (a)	45,609	24,884,726
Raytheon Technologies Corp. (a)	463,094	46,735,446
Textron, Inc.	66,391	4,700,483
The Boeing Co. (b)	176,489	33,619,390
TransDigm Group, Inc.	16,299	10,262,665
		193,476,750
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	37,086	3,395,594
Expeditors International of Washington, Inc.	50,144	5,210,964
FedEx Corp.	75,468	13,071,058
United Parcel Service, Inc. Class B	229,769	39,943,043
		61,620,659
Airlines - 0.2%
Alaska Air Group, Inc. (a)(b)	39,620	1,701,283
American Airlines Group, Inc. (a)(b)	204,110	2,596,279
Delta Air Lines, Inc. (b)	201,117	6,608,705
Southwest Airlines Co. (a)	186,016	6,263,159
United Airlines Holdings, Inc. (b)	102,673	3,870,772
		21,040,198
Building Products - 0.4%
A.O. Smith Corp.	40,407	2,312,897
Allegion PLC	27,589	2,904,018
Carrier Global Corp. (a)	264,072	10,892,970
Johnson Controls International PLC	216,228	13,838,592
Masco Corp.	70,005	3,267,133
Trane Technologies PLC	72,711	12,221,992
		45,437,602
Commercial Services & Supplies - 0.5%
Cintas Corp.	27,232	12,298,516
Copart, Inc. (b)	134,328	8,179,232
Republic Services, Inc.	64,437	8,311,729
Rollins, Inc.	73,136	2,672,389
Waste Management, Inc.	117,990	18,510,271
		49,972,137
Construction & Engineering - 0.1%
Quanta Services, Inc.	44,879	6,395,258
Electrical Equipment - 0.6%
AMETEK, Inc.	72,001	10,059,980
Eaton Corp. PLC	124,926	19,607,136
Emerson Electric Co.	186,643	17,928,927
Generac Holdings, Inc. (b)	19,998	2,012,999
Rockwell Automation, Inc.	36,212	9,327,125
		58,936,167
Industrial Conglomerates - 0.9%
3M Co.	173,658	20,825,067
General Electric Co. (a)	343,940	28,818,733
Honeywell International, Inc.	212,123	45,457,959
		95,101,759
Machinery - 1.9%
Caterpillar, Inc. (a)	163,936	39,272,508
Cummins, Inc. (a)	44,221	10,714,306
Deere & Co. (a)	86,511	37,092,456
Dover Corp.	44,559	6,033,734
Fortive Corp.	111,561	7,167,794
IDEX Corp.	23,671	5,404,799
Illinois Tool Works, Inc. (a)	88,238	19,438,831
Ingersoll Rand, Inc.	126,491	6,609,155
Nordson Corp.	16,931	4,024,837
Otis Worldwide Corp.	131,795	10,320,866
PACCAR, Inc.	109,045	10,792,184
Parker Hannifin Corp.	40,267	11,717,697
Pentair PLC	51,639	2,322,722
Snap-On, Inc.	16,709	3,817,839
Stanley Black & Decker, Inc. (a)	46,386	3,484,516
Westinghouse Air Brake Tech Co.	57,059	5,695,059
Xylem, Inc. (a)	56,481	6,245,104
		190,154,407
Professional Services - 0.4%
CoStar Group, Inc. (b)	128,257	9,911,701
Equifax, Inc. (a)	38,384	7,460,314
Jacobs Solutions, Inc.	40,038	4,807,363
Leidos Holdings, Inc.	42,828	4,505,077
Robert Half International, Inc.	34,382	2,538,423
Verisk Analytics, Inc.	49,233	8,685,686
		37,908,564
Road & Rail - 0.9%
CSX Corp.	662,455	20,522,856
J.B. Hunt Transport Services, Inc.	26,057	4,543,299
Norfolk Southern Corp.	72,966	17,980,282
Old Dominion Freight Lines, Inc.	28,593	8,114,122
Union Pacific Corp.	193,632	40,095,378
		91,255,937
Trading Companies & Distributors - 0.2%
Fastenal Co.	180,281	8,530,897
United Rentals, Inc. (b)	21,959	7,804,668
W.W. Grainger, Inc.	14,201	7,899,306
		24,234,871
TOTAL INDUSTRIALS		875,534,309
INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	78,122	9,480,105
Cisco Systems, Inc.	1,293,558	61,625,103
F5, Inc. (b)	18,691	2,682,345
Juniper Networks, Inc.	101,162	3,233,138
Motorola Solutions, Inc.	52,730	13,589,048
		90,609,739
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	187,874	14,304,726
CDW Corp.	42,396	7,571,078
Corning, Inc. (a)	238,542	7,619,031
Keysight Technologies, Inc. (b)	56,441	9,655,362
TE Connectivity Ltd.	100,325	11,517,310
Teledyne Technologies, Inc. (b)	14,690	5,874,678
Trimble, Inc. (b)	77,728	3,929,928
Zebra Technologies Corp. Class A (b)	16,251	4,166,919
		64,639,032
IT Services - 4.4%
Accenture PLC Class A	198,387	52,937,587
Akamai Technologies, Inc. (b)	49,874	4,204,378
Automatic Data Processing, Inc.	130,651	31,207,298
Broadridge Financial Solutions, Inc.	36,767	4,931,558
Cognizant Technology Solutions Corp. Class A	162,421	9,288,857
DXC Technology Co. (b)	72,133	1,911,525
EPAM Systems, Inc. (b)	17,958	5,885,555
Fidelity National Information Services, Inc. (a)	187,037	12,690,460
Fiserv, Inc. (b)	200,098	20,223,905
FleetCor Technologies, Inc. (b)	23,535	4,322,909
Gartner, Inc. (b)	24,812	8,340,306
Global Payments, Inc.	85,325	8,474,479
IBM Corp.	284,711	40,112,933
Jack Henry & Associates, Inc.	22,840	4,009,790
MasterCard, Inc. Class A	267,319	92,954,836
Paychex, Inc.	101,145	11,688,316
PayPal Holdings, Inc. (b)	359,273	25,587,423
VeriSign, Inc. (b)	29,282	6,015,694
Visa, Inc. Class A (a)	514,887	106,972,923
		451,760,732
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (b)	507,991	32,902,577
Analog Devices, Inc. (a)	161,976	26,568,923
Applied Materials, Inc.	271,032	26,393,096
Broadcom, Inc.	127,534	71,308,085
Enphase Energy, Inc. (b)	42,810	11,342,938
First Solar, Inc. (b)	31,226	4,677,343
Intel Corp.	1,299,785	34,353,318
KLA Corp.	44,638	16,829,865
Lam Research Corp.	42,963	18,057,349
Microchip Technology, Inc.	173,296	12,174,044
Micron Technology, Inc. (a)	342,428	17,114,551
Monolithic Power Systems, Inc.	13,945	4,931,091
NVIDIA Corp.	784,283	114,615,118
NXP Semiconductors NV	81,660	12,904,730
onsemi (b)	135,887	8,475,272
Qorvo, Inc. (b)	32,357	2,932,838
Qualcomm, Inc.	353,044	38,813,657
Skyworks Solutions, Inc.	50,342	4,587,666
SolarEdge Technologies, Inc. (b)	17,612	4,988,951
Teradyne, Inc. (a)	49,191	4,296,834
Texas Instruments, Inc.	285,678	47,199,719
		515,467,965
Software - 8.3%
Adobe, Inc. (b)	146,452	49,285,492
ANSYS, Inc. (b)	27,335	6,603,863
Autodesk, Inc. (b)	68,159	12,736,872
Cadence Design Systems, Inc. (b)	86,464	13,889,577
Ceridian HCM Holding, Inc. (b)	48,068	3,083,562
Fortinet, Inc. (b)	205,303	10,037,264
Gen Digital, Inc.	182,588	3,912,861
Intuit, Inc.	88,831	34,574,802
Microsoft Corp.	2,347,704	563,026,373
Oracle Corp.	483,986	39,561,016
Paycom Software, Inc. (b)	15,131	4,695,301
PTC, Inc. (b)	33,081	3,971,043
Roper Technologies, Inc.	33,417	14,439,152
Salesforce.com, Inc. (b)	315,082	41,776,722
ServiceNow, Inc. (b)	63,658	24,716,492
Synopsys, Inc. (b)	47,983	15,320,492
Tyler Technologies, Inc. (b)	13,032	4,201,647
		845,832,531
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	4,709,280	611,876,746
Hewlett Packard Enterprise Co.	407,696	6,506,828
HP, Inc.	278,712	7,488,991
NetApp, Inc.	68,949	4,141,077
Seagate Technology Holdings PLC	61,299	3,224,940
Western Digital Corp. (b)	100,264	3,163,329
		636,401,911
TOTAL INFORMATION TECHNOLOGY		2,604,711,910
MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	69,899	21,547,066
Albemarle Corp.	36,737	7,966,786
Celanese Corp. Class A	31,284	3,198,476
CF Industries Holdings, Inc.	61,807	5,265,956
Corteva, Inc. (a)	225,351	13,246,132
Dow, Inc.	221,997	11,186,429
DuPont de Nemours, Inc.	157,144	10,784,793
Eastman Chemical Co.	38,224	3,112,963
Ecolab, Inc.	77,766	11,319,619
FMC Corp.	39,487	4,927,978
International Flavors & Fragrances, Inc. (a)	79,966	8,383,635
Linde PLC	155,731	50,796,338
LyondellBasell Industries NV Class A	79,816	6,627,122
PPG Industries, Inc.	73,712	9,268,547
Sherwin-Williams Co.	74,320	17,638,366
The Mosaic Co.	108,294	4,750,858
		190,021,064
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,562	6,611,369
Vulcan Materials Co.	41,681	7,298,760
		13,910,129
Containers & Packaging - 0.3%
Amcor PLC	471,306	5,613,254
Avery Dennison Corp.	25,491	4,613,871
Ball Corp. (a)	98,604	5,042,609
International Paper Co.	113,517	3,931,094
Packaging Corp. of America	29,356	3,754,926
Sealed Air Corp.	45,455	2,267,295
WestRock Co.	79,765	2,804,537
		28,027,586
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	450,759	17,128,842
Newmont Corp.	248,935	11,749,732
Nucor Corp. (a)	80,827	10,653,807
Steel Dynamics, Inc.	52,530	5,132,181
		44,664,562
TOTAL MATERIALS		276,623,341
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	47,514	6,921,364
American Tower Corp.	146,780	31,096,811
AvalonBay Communities, Inc.	43,871	7,086,044
Boston Properties, Inc.	44,813	3,028,463
Camden Property Trust (SBI)	33,385	3,735,114
Crown Castle International Corp.	136,713	18,543,751
Digital Realty Trust, Inc.	90,172	9,041,546
Equinix, Inc.	29,187	19,118,361
Equity Residential (SBI)	106,203	6,265,977
Essex Property Trust, Inc.	20,443	4,332,281
Extra Space Storage, Inc.	42,008	6,182,737
Federal Realty Investment Trust (SBI) (a)	23,677	2,392,324
Healthpeak Properties, Inc.	169,661	4,253,401
Host Hotels & Resorts, Inc.	224,002	3,595,232
Invitation Homes, Inc.	181,909	5,391,783
Iron Mountain, Inc.	91,304	4,551,504
Kimco Realty Corp.	194,201	4,113,177
Mid-America Apartment Communities, Inc.	36,205	5,683,823
Prologis (REIT), Inc.	291,100	32,815,703
Public Storage	49,881	13,976,157
Realty Income Corp.	198,585	12,596,247
Regency Centers Corp.	48,398	3,024,875
SBA Communications Corp. Class A	33,838	9,485,130
Simon Property Group, Inc.	102,705	12,065,783
UDR, Inc.	95,890	3,713,820
Ventas, Inc.	125,339	5,646,522
VICI Properties, Inc.	302,106	9,788,234
Vornado Realty Trust	49,916	1,038,752
Welltower, Inc.	149,343	9,789,434
Weyerhaeuser Co. (a)	232,228	7,199,068
		266,473,418
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	99,909	7,688,997
TOTAL REAL ESTATE		274,162,415
UTILITIES - 3.1%
Electric Utilities - 2.1%
Alliant Energy Corp.	78,810	4,351,100
American Electric Power Co., Inc.	162,771	15,455,106
Constellation Energy Corp. (a)	102,512	8,837,560
Duke Energy Corp. (a)	243,299	25,057,364
Edison International (a)	119,786	7,620,785
Entergy Corp.	63,809	7,178,513
Evergy, Inc.	72,104	4,537,505
Eversource Energy (a)	111,038	9,309,426
Exelon Corp.	314,043	13,576,079
FirstEnergy Corp.	170,303	7,142,508
NextEra Energy, Inc.	626,113	52,343,047
NRG Energy, Inc. (a)	73,763	2,347,139
PG&E Corp. (b)	505,015	8,211,544
Pinnacle West Capital Corp.	35,506	2,699,876
PPL Corp.	230,852	6,745,495
Southern Co.	343,899	24,557,828
Xcel Energy, Inc.	171,567	12,028,562
		211,999,437
Gas Utilities - 0.0%
Atmos Energy Corp.	43,679	4,895,106
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	209,467	6,024,271
Multi-Utilities - 0.9%
Ameren Corp.	81,015	7,203,854
CenterPoint Energy, Inc. (a)	197,417	5,920,536
CMS Energy Corp.	90,990	5,762,397
Consolidated Edison, Inc.	111,205	10,598,949
Dominion Energy, Inc.	263,740	16,172,537
DTE Energy Co.	60,764	7,141,593
NiSource, Inc.	127,503	3,496,132
Public Service Enterprise Group, Inc. (a)	156,517	9,589,797
Sempra Energy (a)	99,454	15,369,621
WEC Energy Group, Inc.	98,943	9,276,896
		90,532,312
Water Utilities - 0.1%
American Water Works Co., Inc.	57,036	8,693,427
TOTAL UTILITIES		322,144,553
TOTAL COMMON STOCKS (Cost $3,526,549,114)		10,120,005,703

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $4,996,043)	5,000,000	4,987,604

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (e)	95,533,487	95,552,594
Fidelity Securities Lending Cash Central Fund 4.37% (e)(f)	285,845,149	285,873,734
TOTAL MONEY MARKET FUNDS (Cost $381,424,011)		381,426,328

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $3,912,969,168)	10,506,419,635
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(284,684,706)
NET ASSETS - 100.0%	10,221,734,929

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	565	Mar 2023	109,073,250	(2,845,872)	(2,845,872)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,987,604.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	74,661,998	1,180,699,611	1,159,809,015	1,310,759	-	-	95,552,594	0.2%
Fidelity Securities Lending Cash Central Fund 4.37%	138,620,491	2,006,118,759	1,858,865,516	170,326	-	-	285,873,734	0.9%
Total	213,282,489	3,186,818,370	3,018,674,531	1,481,085	-	-	381,426,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	736,715,191	736,715,191	-	-
Consumer Discretionary	991,508,652	991,508,652	-	-
Consumer Staples	728,502,478	728,502,478	-	-
Energy	529,083,088	529,083,088	-	-
Financials	1,180,254,994	1,180,254,994	-	-
Health Care	1,600,764,772	1,600,764,772	-	-
Industrials	875,534,309	875,534,309	-	-
Information Technology	2,604,711,910	2,604,711,910	-	-
Materials	276,623,341	276,623,341	-	-
Real Estate	274,162,415	274,162,415	-	-
Utilities	322,144,553	322,144,553	-	-

U.S. Government and Government Agency Obligations	4,987,604	-	4,987,604	-

Money Market Funds	381,426,328	381,426,328	-	-
Total Investments in Securities:	10,506,419,635	10,501,432,031	4,987,604	-
Derivative Instruments:

Liabilities
Futures Contracts	(2,845,872)	(2,845,872)	-	-
Total Liabilities	(2,845,872)	(2,845,872)	-	-
Total Derivative Instruments:	(2,845,872)	(2,845,872)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,845,872)
Total Equity Risk	0	(2,845,872)
Total Value of Derivatives	0	(2,845,872)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
			December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $278,368,165) - See accompanying schedule:	$
Unaffiliated issuers (cost $3,531,545,157)		10,124,993,307
Fidelity Central Funds (cost $381,424,011)		381,426,328

Total Investment in Securities (cost $3,912,969,168)			$10,506,419,635
Segregated cash with brokers for derivative instruments			967,565
Receivable for fund shares sold			794,076
Dividends receivable			8,803,825
Distributions receivable from Fidelity Central Funds			334,563
Other receivables			10,478
Total assets			10,517,330,142
Liabilities
Payable for fund shares redeemed		$8,219,032
Accrued management fee		391,034
Distribution and service plan fees payable		348,791
Payable for daily variation margin on futures contracts		295,152
Other affiliated payables		477,931
Other payables and accrued expenses		10,480
Collateral on securities loaned		285,852,793
Total Liabilities			295,595,213
Net Assets			$10,221,734,929
Net Assets consist of:
Paid in capital			$3,515,252,447
Total accumulated earnings (loss)			6,706,482,482
Net Assets			$10,221,734,929

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($8,488,599,981 ÷ 22,649,758 shares)			$374.78
Service Class :
Net Asset Value , offering price and redemption price per share ($145,263,792 ÷ 389,247 shares)			$373.19
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,587,871,156 ÷ 4,295,047 shares)			$369.70
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$174,560,989
Interest		53,352
Income from Fidelity Central Funds (including $170,326 from security lending)		1,481,085
Total Income		176,095,426
Expenses
Management fee	$4,951,390
Transfer agent fees	6,051,699
Distribution and service plan fees	4,682,670
Independent trustees' fees and expenses	38,306
Legal	718
Interest	4,790
Total expenses before reductions	15,729,573
Expense reductions	(994)
Total expenses after reductions		15,728,579
Net Investment income (loss)		160,366,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	117,491,073
Futures contracts	(9,586,251)
Total net realized gain (loss)		107,904,822
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,639,889,942)
Futures contracts	(4,805,256)
Total change in net unrealized appreciation (depreciation)		(2,644,695,198)
Net gain (loss)		(2,536,790,376)
Net increase (decrease) in net assets resulting from operations		$(2,376,423,529)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,366,847	$143,791,545
Net realized gain (loss)	107,904,822	99,250,052
Change in net unrealized appreciation (depreciation)	(2,644,695,198)	2,655,096,369
Net increase (decrease) in net assets resulting from operations	(2,376,423,529)	2,898,137,966
Distributions to shareholders	(242,503,341)	(226,094,161)
Share transactions - net increase (decrease)	(193,625,460)	276,243,190
Total increase (decrease) in net assets	(2,812,552,330)	2,948,286,995

Net Assets
Beginning of period	13,034,287,259	10,086,000,264
End of period	$10,221,734,929	$13,034,287,259

Financial Highlights
VIP Index 500 Portfolio Initial Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$468.27	$371.59	$320.35	$252.46	$271.18
Income from Investment Operations
Net investment income (loss) A,B	6.03	5.42	5.43	5.54	5.09
Net realized and unrealized gain (loss)	(90.47)	99.69	52.57	72.46	(17.22)
Total from investment operations	(84.44)	105.11	58.00	78.00	(12.13)
Distributions from net investment income	(5.95)	(5.38)	(5.72)	(5.82)	(5.28) C
Distributions from net realized gain	(3.09)	(3.04)	(1.04)	(4.29)	(1.31) C
Total distributions	(9.05) D	(8.43) D	(6.76)	(10.11)	(6.59)
Net asset value, end of period	$374.78	$468.27	$371.59	$320.35	$252.46
Total Return E,F	(18.21)%	28.58%	18.24%	31.35%	(4.49)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.50%	1.28%	1.70%	1.90%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$8,488,600	$10,323,307	$7,930,738	$7,294,879	$5,719,086
Portfolio turnover rate I	7%	2%	8%	7%	5%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Index 500 Portfolio Service Class

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$466.34	$370.12	$319.14	$251.57	$270.23
Income from Investment Operations
Net investment income (loss) A,B	5.60	4.97	5.09	5.23	4.79
Net realized and unrealized gain (loss)	(90.11)	99.27	52.34	72.18	(17.13)
Total from investment operations	(84.51)	104.24	57.43	77.41	(12.34)
Distributions from net investment income	(5.55)	(4.98)	(5.41)	(5.55)	(5.01) C
Distributions from net realized gain	(3.09)	(3.04)	(1.04)	(4.29)	(1.31) C
Total distributions	(8.64)	(8.02)	(6.45)	(9.84)	(6.32)
Net asset value, end of period	$373.19	$466.34	$370.12	$319.14	$251.57
Total Return D,E	(18.30)%	28.45%	18.13%	31.22%	(4.59)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.40%	1.18%	1.60%	1.80%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$145,264	$175,058	$138,695	$117,666	$89,704
Portfolio turnover rate H	7%	2%	8%	7%	5%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Index 500 Portfolio Service Class 2

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$461.95	$366.73	$316.37	$249.51	$267.78
Income from Investment Operations
Net investment income (loss) A,B	4.98	4.30	4.61	4.77	4.34
Net realized and unrealized gain (loss)	(89.29)	98.34	51.78	71.54	(16.96)
Total from investment operations	(84.31)	102.64	56.39	76.31	(12.62)
Distributions from net investment income	(4.84)	(4.38)	(4.99)	(5.16)	(4.34) C
Distributions from net realized gain	(3.09)	(3.04)	(1.04)	(4.29)	(1.31) C
Total distributions	(7.94) D	(7.42)	(6.03)	(9.45)	(5.65)
Net asset value, end of period	$369.70	$461.95	$366.73	$316.37	$249.51
Total Return E,F	(18.42)%	28.26%	17.95%	31.02%	(4.73)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.25%	1.03%	1.45%	1.65%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,587,871	$2,535,922	$2,016,568	$1,862,974	$1,016,922
Portfolio turnover rate I	7%	2%	8%	7%	5%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1 . Organization.
VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$10,477

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, deferred Trustee compensation and   losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,885,871,979
Gross unrealized depreciation	(317,413,127)
Net unrealized appreciation (depreciation)	$6,568,458,852
Tax Cost	$3,937,960,783

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,543,632
Undistributed long-term capital gain	$107,479,998
Net unrealized appreciation (depreciation) on securities and other investments	$6,568,458,852

The tax character of distributions paid was as follows:

	December 31, 2022	December 31,2021
Ordinary Income	$160,814,652	$ 170,527,925
Long-term Capital Gains	81,688,689	55,566,236
Total	$242,503,341	$ 226,094,161
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	731,274,564	1,025,855,518

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$152,517
Service Class 2	4,530,153
$4,682,670
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$4,971,181
Service Class	83,884
Service Class 2	996,634
$6,051,699

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Index 500 Portfolio	Borrower	$17,908,150.48%		$4,790

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Index 500 Portfolio	$17,675	$1	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $994.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$201,021,568	$182,479,752
Service Class	3,291,479	2,994,448
Service Class 2	38,190,294	40,619,961
Total	$242,503,341	$226,094,161

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
VIP Index 500 Portfolio
Initial Class
Shares sold	2,471,993	2,745,150	$1,010,854,784	$1,148,896,729
Reinvestment of distributions	484,287	436,935	201,021,568	182,479,752
Shares redeemed	(2,352,021)	(2,479,063)	(943,454,135)	(1,048,210,036)
Net increase (decrease)	604,259	703,022	$268,422,217	$283,166,445
Service Class
Shares sold	28,832	23,523	$11,612,954	$9,835,903
Reinvestment of distributions	7,953	7,222	3,291,479	2,994,448
Shares redeemed	(22,927)	(30,087)	(9,238,962)	(12,494,804)
Net increase (decrease)	13,858	658	$5,665,471	$335,547
Service Class 2
Shares sold	1,015,212	417,151	$431,339,636	$170,508,643
Reinvestment of distributions	92,303	99,223	38,190,294	40,619,961
Shares redeemed	(2,302,130)	(525,457)	(937,243,078)	(218,387,406)
Net increase (decrease)	(1,194,615)	(9,083)	$(467,713,148)	$(7,258,802)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Index 500 Portfolio	43%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund II and the Shareholders of VIP Index 500 Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Index 500 Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
VIP Index 500 Portfolio
Initial Class	.10%
Actual		$ 1,000	$ 1,022.60	$ .51
Hypothetical- B		$ 1,000	$ 1,024.70	$ .51
Service Class	.20%
Actual		$ 1,000	$ 1,022.10	$ 1.02
Hypothetical- B		$ 1,000	$ 1,024.20	$ 1.02
Service Class 2	.35%
Actual		$ 1,000	$ 1,021.30	$ 1.78
Hypothetical- B		$ 1,000	$ 1,023.44	$ 1.79

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2022, $107,522,845 or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 48% and 100%; Service Class designates 51% and 100%   and Service Class 2 designates 57% and 100% of the dividends distributed in February and November, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Index 500 Portfolio

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.05 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2022 and September 2022 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2022 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale . The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.  At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

1.540028.125
VIPIDX-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, December 31, 2022, Variable Insurance Products Fund II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Contrafund Portfolio, VIP Disciplined Small Cap Portfolio, VIP Emerging Markets Portfolio, VIP Extended Market Index Portfolio, VIP Index 500 Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2022 FeesA

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio	$48,800	$-	$8,800	$1,200
VIP Disciplined Small Cap Portfolio	$39,200	$-	$8,800	$1,000
VIP Emerging Markets Portfolio	$43,900	$-	$9,100	$1,100
VIP Extended Market Index Portfolio	$52,900	$-	$8,900	$1,200
VIP Index 500 Portfolio	$45,000	$-	$8,800	$1,100
VIP International Index Portfolio	$51,700	$-	$9,200	$1,200
VIP Total Market Index Portfolio	$52,900	$-	$8,900	$1,200

December 31, 2021 FeesA

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio	$47,600	$-	$9,000	$1,200
VIP Disciplined Small Cap Portfolio	$38,200	$-	$8,700	$1,000
VIP Emerging Markets Portfolio	$42,700	$-	$9,000	$1,100
VIP Extended Market Index Portfolio	$51,500	$-	$8,800	$1,200
VIP Index 500 Portfolio	$43,800	$-	$9,200	$1,100
VIP International Index Portfolio	$50,300	$-	$9,400	$1,200
VIP Total Market Index Portfolio	$51,500	$-	$9,100	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP International Capital Appreciation Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$48,600	$4,400	$11,000	$1,500

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$47,300	$4,800	$10,700	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2022A	December 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2022A	December 31, 2021A
Audit-Related Fees	$7,914,600	$8,522,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2022A	December 31, 2021A
Deloitte Entities	$528,100	$592,800
PwC	$12,899,900	$14,136,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023